Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 17,400,000,000
Entity Common Stock, Shares Outstanding		300,240,671
Partnership Interest [Member]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate
Land	$ 4,367,816	$ 4,110,275
Depreciable property	15,554,740	15,226,512
Projects under development	160,190	130,337
Land held for development	325,200	235,247
Investment in real estate	20,407,946	19,702,371
Accumulated depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	15,868,363	15,365,014
Cash and cash equivalents	383,921	431,408
Investments in unconsolidated entities	12,327	3,167
Deposits - restricted	152,237	180,987
Escrow deposits - mortgage	10,692	12,593
Deferred financing costs, net	44,608	42,033
Other assets	187,155	148,992
Total assets	16,659,303	16,184,194
Liabilities:
Total Debt	4,111,487	4,762,896
Notes, net	5,609,574	5,185,180
Lines of credit	0	0
Accounts payable and accrued expenses	35,206	39,452
Accrued interest payable	88,121	98,631
Other liabilities	291,289	304,202
Security deposits	65,286	60,812
Distributions payable	179,079	140,905
Total liabilities	10,380,042	10,592,078
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	416,404	383,540
Shareholders' equity:
Preferred Shares of beneficial interest, 0.01 par value; 100,000,000 shares authorized; 1,600,000 shares issued and outstanding as of December 31, 2011 and December 31, 2010	200,000	200,000
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 297,508,185 shares issued and outstanding as of December 31, 2011 and 290,197,242 shares issued and outstanding as of December 31, 2010	2,975	2,902
Paid in capital	5,047,186	4,741,521
Retained earnings	615,572	203,581
Accumulated other comprehensive (loss) income	(196,718)	(57,818)
Total shareholders' equity	5,669,015	5,090,186
Noncontrolling Interests:
Operating Partnership	119,536	110,399
Partially Owned Properties	74,306	7,991
Total Noncontrolling Interests	193,842	118,390
Total equity	5,862,857	5,208,576
Total liabilities and equity	$ 16,659,303	$ 16,184,194

CONSOLIDATED BALANCE SHEETS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investment in real estate
Land	$ 4,367,816,000	$ 4,110,275,000
Depreciable property	15,554,740,000	15,226,512,000
Projects under development	160,190,000	130,337,000
Land held for development	325,200,000	235,247,000
Investment in real estate	20,407,946,000	19,702,371,000
Accumulated depreciation	(4,539,583,000)	(4,337,357,000)
Investment in real estate, net	15,868,363,000	15,365,014,000
Cash and cash equivalents	383,921,000	431,408,000
Investments in unconsolidated entities	12,327,000	3,167,000
Deposits - restricted	152,237,000	180,987,000
Escrow deposits - mortgage	10,692,000	12,593,000
Deferred financing costs, net	44,608,000	42,033,000
Other assets	187,155,000	148,992,000
Total assets	16,659,303,000	16,184,194,000
Liabilities:
Mortgage notes payable	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Lines of credit	0	0
Accounts payable and accrued expenses	35,206,000	39,452,000
Accrued interest payable	88,121,000	98,631,000
Other liabilities	291,289,000	304,202,000
Security deposits	65,286,000	60,812,000
Distributions payable	179,079,000	140,905,000
Total liabilities	10,380,042,000	10,592,078,000
Commitments and contingencies
Partners' Capital:
Accumulated other comprehensive (loss)	(196,718,000)	(57,818,000)
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total liabilities and equity	16,659,303,000	16,184,194,000
OPERATING PARTNERSHIP
Investment in real estate
Land	4,367,816,000	4,110,275,000
Depreciable property	15,554,740,000	15,226,512,000
Projects under development	160,190,000	130,337,000
Land held for development	325,200,000	235,247,000
Investment in real estate	20,407,946,000	19,702,371,000
Accumulated depreciation	(4,539,583,000)	(4,337,357,000)
Investment in real estate, net	15,868,363,000	15,365,014,000
Cash and cash equivalents	383,921,000	431,408,000
Investments in unconsolidated entities	12,327,000	3,167,000
Deposits - restricted	152,237,000	180,987,000
Escrow deposits - mortgage	10,692,000	12,593,000
Deferred financing costs, net	44,608,000	42,033,000
Other assets	187,155,000	148,992,000
Total assets	16,659,303,000	16,184,194,000
Liabilities:
Mortgage notes payable	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Lines of credit	0	0
Accounts payable and accrued expenses	35,206,000	39,452,000
Accrued interest payable	88,121,000	98,631,000
Other liabilities	291,289,000	304,202,000
Security deposits	65,286,000	60,812,000
Distributions payable	179,079,000	140,905,000
Total liabilities	10,380,042,000	10,592,078,000
Redeemable Limited Partners	416,404,000	383,540,000
Partners' Capital:
Preference Units	200,000,000	200,000,000
General Partner	5,665,733,000	4,948,004,000
Limited Partners	119,536,000	110,399,000
Accumulated other comprehensive (loss)	(196,718,000)	(57,818,000)
Total partners' capital	5,788,551,000	5,200,585,000
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total capital	5,862,857,000	5,208,576,000
Total liabilities and equity	$ 16,659,303,000	$ 16,184,194,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity:
Preferred Shares of beneficial interest, par value	$ 0.01	$ 0.01
Preferred Shares of beneficial interest, shares authorized	100,000,000	100,000,000
Preferred Shares of beneficial interest, shares issued	1,600,000	1,600,000
Preferred Shares of beneficial interest, shares outstanding	1,600,000	1,600,000
Common Shares of beneficial interest, par value	$ 0.01	$ 0.01
Common Shares of beneficial interest, shares authorized	1,000,000,000	1,000,000,000
Common Shares of beneficial interest, shares issued	297,508,185	290,197,242
Common Shares of beneficial interest, shares outstanding	297,508,185	290,197,242

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 1,960,243	$ 1,744,768	$ 1,610,469
Fee and asset management	9,026	9,476	10,346
Total revenues	1,969,269	1,754,244	1,620,815
EXPENSES
Property and maintenance	412,233	397,573	365,448
Real estate taxes and insurance	219,743	209,023	187,895
Property management	82,133	80,087	71,300
Fee and asset management	4,279	4,998	7,345
Depreciation	642,415	608,612	514,200
General and administrative	43,606	39,881	38,985
Impairment	0	45,380	11,124
Total expenses	1,404,409	1,385,554	1,196,297
Operating income	564,860	368,690	424,518
Interest and other income	7,977	5,166	16,578
Other expenses	(14,557)	(11,928)	(6,477)
Interest:
Expense incurred, net	(468,320)	(465,792)	(490,670)
Amortization of deferred financing costs	(17,006)	(10,114)	(12,327)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954	(113,978)	(68,378)
Income and other tax (expense) benefit	(728)	(292)	(2,716)
(Loss) from investments in unconsolidated entities	0	(735)	(2,815)
Net gain on sales of unconsolidated entities	0	28,101	10,689
Net (loss) gain on sales of land parcels	4,217	(1,395)	0
(Loss) income from continuing operations	76,443	(88,299)	(63,220)
Discontinued operations, net	858,754	384,282	445,249
Net income	935,197	295,983	382,029
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(40,780)	(13,099)	(20,305)
Preference Interests and Units	0	0	(9)
Partially Owned Properties	(832)	726	558
Net income attributable to controlling interests	893,585	283,610	362,273
Preferred distributions	(13,865)	(14,368)	(14,479)
Net income available to Common Shares	$ 879,720	$ 269,242	$ 347,794
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ 0.2	$ (0.344)	$ (0.266)
Net income available to Common Shares	$ 2.984	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	294,856	282,888	273,609
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ 0.198	$ (0.344)	$ (0.266)
Net income available to Common Shares	$ 2.95	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	312,065	282,888	273,609

CONSOLIDATED STATEMENTS OF OPERATIONS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 1,960,243,000	$ 1,744,768,000	$ 1,610,469,000
Fee and asset management	9,026,000	9,476,000	10,346,000
Total revenues	1,969,269,000	1,754,244,000	1,620,815,000
EXPENSES
Property and maintenance	412,233,000	397,573,000	365,448,000
Real estate taxes and insurance	219,743,000	209,023,000	187,895,000
Property management	82,133,000	80,087,000	71,300,000
Fee and asset management	4,279,000	4,998,000	7,345,000
Depreciation	642,415,000	608,612,000	514,200,000
General and administrative	43,606,000	39,881,000	38,985,000
Impairment	0	45,380,000	11,124,000
Total expenses	1,404,409,000	1,385,554,000	1,196,297,000
Operating income	564,860,000	368,690,000	424,518,000
Interest and other income	7,977,000	5,166,000	16,578,000
Other expenses	(14,557,000)	(11,928,000)	(6,477,000)
Interest:
Expense incurred, net	(468,320,000)	(465,792,000)	(490,670,000)
Amortization of deferred financing costs	(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit	(728,000)	(292,000)	(2,716,000)
(Loss) from investments in unconsolidated entities	0	(735,000)	(2,815,000)
Net gain on sales of unconsolidated entities	0	28,101,000	10,689,000
Net gain (loss) on sales of land parcels	4,217,000	(1,395,000)	0
(Loss) income from continuing operations	76,443,000	(88,299,000)	(63,220,000)
Discontinued operations, net	858,754,000	384,282,000	445,249,000
Net income	935,197,000	295,983,000	382,029,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(832,000)	726,000	558,000
Net income attributable to controlling interests	893,585,000	283,610,000	362,273,000
ALLOCATION OF NET INCOME:
Preference Interests and Junior Preference Units	0	0	9,000
Earnings per Unit - basic:
Weighted average Units outstanding	308,062	296,527	289,167
Earnings per Unit - diluted:
Weighted average Units outstanding	312,065	296,527	289,167
OPERATING PARTNERSHIP
REVENUES
Rental income	1,960,243,000	1,744,768,000	1,610,469,000
Fee and asset management	9,026,000	9,476,000	10,346,000
Total revenues	1,969,269,000	1,754,244,000	1,620,815,000
EXPENSES
Property and maintenance	412,233,000	397,573,000	365,448,000
Real estate taxes and insurance	219,743,000	209,023,000	187,895,000
Property management	82,133,000	80,087,000	71,300,000
Fee and asset management	4,279,000	4,998,000	7,345,000
Depreciation	642,415,000	608,612,000	514,200,000
General and administrative	43,606,000	39,881,000	38,985,000
Impairment	0	45,380,000	11,124,000
Total expenses	1,404,409,000	1,385,554,000	1,196,297,000
Operating income	564,860,000	368,690,000	424,518,000
Interest and other income	7,977,000	5,166,000	16,578,000
Other expenses	(14,557,000)	(11,928,000)	(6,477,000)
Interest:
Expense incurred, net	(468,320,000)	(465,792,000)	(490,670,000)
Amortization of deferred financing costs	(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit	(728,000)	(292,000)	(2,716,000)
(Loss) from investments in unconsolidated entities	0	(735,000)	(2,815,000)
Net gain on sales of unconsolidated entities	0	28,101,000	10,689,000
Net gain (loss) on sales of land parcels	4,217,000	(1,395,000)	0
(Loss) income from continuing operations	76,443,000	(88,299,000)	(63,220,000)
Discontinued operations, net	858,754,000	384,282,000	445,249,000
Net income	935,197,000	295,983,000	382,029,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties	(832,000)	726,000	558,000
Net income attributable to controlling interests	934,365,000	296,709,000	382,587,000
ALLOCATION OF NET INCOME:
Preference Units	13,865,000	14,368,000	14,479,000
Preference Interests and Junior Preference Units	0	0	9,000
General Partner	879,720,000	269,242,000	347,794,000
Limited Partners	40,780,000	13,099,000	20,305,000
Net income available to Units	$ 920,500,000	$ 282,341,000	$ 368,099,000
Earnings per Unit - basic:
Income (loss) from continuing operations available to Units	$ 0.2	$ (0.344)	$ (0.266)
Net income available to Units	$ 2.984	$ 0.952	$ 1.271
Weighted average Units outstanding	308,062	296,527	289,167
Earnings per Unit - diluted:
Income (loss) from continuing operations available to Units	$ 0.198	$ (0.344)	$ (0.266)
Net income available to Units	$ 2.95	$ 0.952	$ 1.271
Weighted average Units outstanding	312,065	296,527	289,167

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 935,197	$ 295,983	$ 382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Losses reclassified into earnings from other comprehensive income	4,343	3,338	3,724
Other	0	0	(449)
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	355	57	3,574
(Gains) realized during the year	0	0	(4,943)
Other comprehensive (loss) income	(138,900)	(62,499)	40,480
Comprehensive income	796,297	233,484	422,509
Comprehensive (income) attributable to Noncontrolling Interests	(41,612)	(12,373)	(19,756)
Comprehensive income attributable to controlling interests	$ 754,685	$ 221,111	$ 402,753

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income:
Net income	$ 935,197	$ 295,983	$ 382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Accumulated other comprehensive income	4,343	3,338	3,724
Other	0	0	449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains (losses) arising during the period	(355)	(57)	(3,574)
(Gains) realized during the year	0	0	(4,943)
Other comprehensive (loss)	(138,900)	(62,499)	40,480
Comprehensive income	796,297	233,484	422,509
Comprehensive (income) loss attributable to Noncontrolling Interests - Partially Owned Properties	(832)	726	558
Comprehensive income attributable to controlling interests	754,685	221,111	402,753
OPERATING PARTNERSHIP
Comprehensive income:
Net income	935,197	295,983	382,029
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598)	(65,894)	37,676
Accumulated other comprehensive income	(4,343)	(3,338)	(3,724)
Other comprehensive income (loss) - other instruments:
Comprehensive income attributable to controlling interests	$ 795,465	$ 234,210	$ 423,067

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 935,197	$ 295,983	$ 382,029
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616	673,403	600,375
Amortization of deferred financing costs	17,846	10,406	13,127
Amortization of discounts on investment securities	0	0	(1,661)
Amortization of discounts and premiums on debt	(1,478)	(471)	5,857
Amortization of deferred settlements on derivative instruments	3,808	2,804	2,228
Impairment	0	45,380	11,124
Write-off of pursuit costs	5,075	5,272	4,838
Income from technology investments	(4,537)	0	0
Loss from investments in unconsolidated entities	0	735	2,815
Distributions from unconsolidated entities - return on capital	319	61	153
Net (gain) on sales of investment securities	0	0	(4,943)
Net (gain) on sales of unconsolidated entities	0	(28,101)	(10,689)
Net (gain) loss on sales of land parcels	(4,217)	1,395	0
Net (gain) on sales of discontinued operations	(826,489)	(297,956)	(335,299)
(Loss) on debt extinguishments	0	2,457	17,525
Unrealized loss (gain) on derivative instruments	186	1	(3)
Compensation paid with Company Common Shares	21,177	18,875	17,843
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523	3,316	3,117
(Increase) decrease in other assets	(2,743)	(9,048)	11,768
Increase (decrease) in accounts payable and accrued expenses	332	(5,454)	(34,524)
(Decrease) in accrued interest payable	(10,510)	(4,000)	(11,997)
(Decrease) increase in other liabilities	(8,245)	9,972	2,220
Increase (decrease) in security deposits	4,474	1,007	(5,091)
Net cash provided by operating activities	798,334	726,037	670,812
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599)	(1,189,210)	(175,531)
Investment in real estate - development/other	(120,741)	(131,301)	(330,623)
Improvements to real estate	(144,452)	(138,208)	(123,937)
Additions to non-real estate property	(7,110)	(2,991)	(2,028)
Interest capitalized for real estate under development	9,108	13,008	34,859
Proceeds from disposition of real estate, net	1,500,583	672,700	887,055
Investments in unconsolidated entities	(2,021)	0	0
Distributions from unconsolidated entities ��� return of capital	0	26,924	6,521
Purchase of investment securities	0	0	(77,822)
Proceeds from sale of investment securities	0	25,000	215,753
Proceeds from technology investments	4,537	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631	137,106	(250,257)
Decrease in mortgage deposits	1,901	4,699	2,437
Consolidation of previously unconsolidated properties	0	(26,854)	0
Deconsolidation of previously consolidated properties	28,360	11,708	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809)	(16,023)	(11,480)
Net cash (used for) provided by investing activities	(194,828)	(639,458)	105,229
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421)	(8,811)	(9,291)
Mortgage notes payable:
Proceeds	190,905	173,561	738,798
Restricted cash	16,596	73,232	46,664
Lump sum payoffs	(974,956)	(635,285)	(939,022)
Scheduled principal repayments	(16,726)	(16,769)	(17,763)
(Loss) gain on debt extinguishments	0	(2,457)	2,400
Notes, net:
Proceeds	996,190	595,422	0
Lump sum payoffs	(575,641)	0	(850,115)
(Loss) gain on debt extinguishments	0	0	(19,925)
Lines of credit:
Proceeds	1,455,000	5,513,125	0
Repayments	(1,455,000)	(5,513,125)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306)	(10,040)	11,253
Proceeds from sale of Common Shares	173,484	329,452	86,184
Proceeds from Employee Share Purchase Plan (ESPP)	5,262	5,112	5,292
Proceeds from exercise of options	95,322	71,596	9,136
Common Shares repurchased and retired	0	(1,887)	(1,124)
Redemption of Preferred Shares	0	(877)	0
Payment of offering costs	(3,596)	(4,657)	(2,536)
Other financing activities, net	(48)	(48)	(16)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911	222	893
Contributions - Noncontrolling Interests - Operating Partnership	0	0	78
Distributions:
Common Shares	(432,023)	(379,969)	(488,604)
Preferred Shares	(12,829)	(14,471)	(14,479)
Preference Interests and Units	0	0	(12)
Noncontrolling Interests ��� Operating Partnership	(20,002)	(18,867)	(28,935)
Noncontrolling Interests - Partially Owned Properties	(1,115)	(2,918)	(2,423)
Net cash (used for) provided by financing activities	(650,993)	151,541	(1,473,547)
Net (decrease) increase in cash and cash equivalents	(47,487)	238,120	(697,506)
Cash and cash equivalents, beginning of year	431,408	193,288	890,794
Cash and cash equivalents, end of year	383,921	431,408	193,288
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434	475,374	508,847
Net cash (received) paid for income and other taxes	645	(2,740)	3,968
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240	359,082	0
Valuation of OP Units issued	0	8,245	1,034
Mortgage loans (assumed) by purchaser	0	(39,999)	(17,313)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768)	(3,585)
Deferred financing costs, net	17,846	13,174	16,712
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3)
Mortgage notes payable	(8,260)	(9,208)	(6,097)
Notes, net	6,782	8,737	11,957
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535)	(534)	(1,496)
Losses reclassified into earnings from other comprehensive income	4,343	3,338	3,724
Unrealized loss (gain) on derivative instruments:
Other assets	6,826	13,019	(33,261)
Mortgage notes payable	(612)	(163)	(1,887)
Notes, net	(2,937)	7,497	719
Other liabilities	140,507	45,542	(3,250)
Accumulated other comprehensive (loss) income	(143,598)	(65,894)	37,676
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785)	(13,008)	(34,859)
Investment in unconsolidated entities	(323)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065)	0
Investments in unconsolidated entities	0	7,376	0
Deposits - restricted	0	(42,633)	0
Mortgage notes payable	0	112,631	0
Net other assets recorded	0	837	0
Deconsolidation of previously consolidated properties:
Investments in unconsolidated entities	(7,135)	(3,167)	0
Investment in real estate, net	35,495	14,875	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253
Other liabilities	(147,306)	(10,040)	0
Other:
Transfer from notes, net to mortgage notes payable	0	35,600	0
Receivable on sale of Common Shares	$ 0	$ 37,550	$ 0

CONSOLIDATED STATEMENTS OF CASH FLOWS OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 935,197,000	$ 295,983,000	$ 382,029,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616,000	673,403,000	600,375,000
Amortization of deferred financing costs	17,846,000	10,406,000	13,127,000
Amortization of discounts on investment securities	0	0	(1,661,000)
Amortization of discounts and premiums on debt	(1,478,000)	(471,000)	5,857,000
Amortization of deferred settlements on derivative instruments	3,808,000	2,804,000	2,228,000
Impairment	0	45,380,000	11,124,000
Write-off of pursuit costs	5,075,000	5,272,000	4,838,000
Income from technology investments	(4,537,000)	0	0
Loss from investments in unconsolidated entities	0	735,000	2,815,000
Distributions from unconsolidated entities - return on capital	319,000	61,000	153,000
Net (gain) on sales of investment securities	0	0	(4,943,000)
Net (gain) on sales of unconsolidated entities	0	(28,101,000)	(10,689,000)
Net (gain) loss on sales of land parcels	(4,217,000)	1,395,000	0
Net (gain) on sales of discontinued operations	(826,489,000)	(297,956,000)	(335,299,000)
(Loss) on debt extinguishments	0	2,457,000	17,525,000
Unrealized loss (gain) on derivative instruments	186,000	1,000	(3,000)
Compensation paid with Company Common Shares	21,177,000	18,875,000	17,843,000
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523,000	3,316,000	3,117,000
(Increase) decrease in other assets	(2,743,000)	(9,048,000)	11,768,000
Increase (decrease) in accounts payable and accrued expenses	332,000	(5,454,000)	(34,524,000)
(Decrease) in accrued interest payable	(10,510,000)	(4,000,000)	(11,997,000)
(Decrease) increase in other liabilities	(8,245,000)	9,972,000	2,220,000
Increase in security deposits	4,474,000	1,007,000	(5,091,000)
Net cash provided by operating activities	798,334,000	726,037,000	670,812,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599,000)	(1,189,210,000)	(175,531,000)
Investment in real estate - development/other	(120,741,000)	(131,301,000)	(330,623,000)
Improvements to real estate	(144,452,000)	(138,208,000)	(123,937,000)
Additions to non-real estate property	(7,110,000)	(2,991,000)	(2,028,000)
Interest capitalized for real estate and unconsolidated entities under development	(9,108,000)	(13,008,000)	(34,859,000)
Proceeds from disposition of real estate, net	1,500,583,000	672,700,000	887,055,000
Investments in unconsolidated entities	(2,021,000)	0	0
Distributions from unconsolidated entities - return of capital	0	26,924,000	6,521,000
Purchase of investment securities	0	0	(77,822,000)
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Proceeds from technology investments	(4,537,000)	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631,000	137,106,000	(250,257,000)
Decrease (increase) in mortgage deposits	1,901,000	4,699,000	2,437,000
Consolidation of previously unconsolidated properties	0	(26,854,000)	0
Deconsolidation of previously consolidated properties	28,360,000	11,708,000	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809,000)	(16,023,000)	(11,480,000)
Net cash (used for) provided by investing activities	(194,828,000)	(639,458,000)	105,229,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421,000)	(8,811,000)	(9,291,000)
Mortgage notes payable:
Proceeds	190,905,000	173,561,000	738,798,000
Restricted cash	16,596,000	73,232,000	46,664,000
Scheduled principal repayments	(16,726,000)	(16,769,000)	(17,763,000)
(Loss) on debt extinguishments	0	2,457,000	(2,400,000)
Notes, net:
Proceeds	996,190,000	595,422,000	0
Repayments of Notes Payable	575,641,000	0	850,115,000
Gain Loss On Debt Extinguishment Notes Net	0	0	19,925,000
Lines of credit:
Repayments	(1,455,000,000)	(5,513,125,000)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306,000)	(10,040,000)	11,253,000
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,262,000	5,112,000	5,292,000
Proceeds from exercise of EQR options	95,322,000	71,596,000	9,136,000
Payment of offering costs	(3,596,000)	(4,657,000)	(2,536,000)
Other financing activities, net	(48,000)	(48,000)	(16,000)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911,000	222,000	893,000
Contributions ��� Limited Partners	0	0	78,000
Distributions:
Preference Interests and Junior Preference Units	0	0	(12,000)
Net cash (used for) provided by financing activities	(650,993,000)	151,541,000	(1,473,547,000)
Net (decrease) increase in cash and cash equivalents	(47,487,000)	238,120,000	(697,506,000)
Cash and cash equivalents, beginning of year	431,408,000	193,288,000	890,794,000
Cash and cash equivalents, end of year	383,921,000	431,408,000	193,288,000
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434,000	475,374,000	508,847,000
Net cash paid (received) for income and other taxes	645,000	(2,740,000)	3,968,000
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240,000	359,082,000	0
Valuation of OP Units issued	0	8,245,000	1,034,000
Mortgage loans (assumed) by purchaser	0	(39,999,000)	(17,313,000)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768,000)	(3,585,000)
Deferred financing costs, net	17,846,000	13,174,000	16,712,000
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3,000)
Mortgage notes payable	(8,260,000)	(9,208,000)	(6,097,000)
Notes, net	6,782,000	8,737,000	11,957,000
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535,000)	(534,000)	(1,496,000)
Accumulated other comprehensive income	4,343,000	3,338,000	3,724,000
Unrealized loss (gain) on derivative instruments:
Other assets	6,826,000	13,019,000	(33,261,000)
Mortgage notes payable	(612,000)	(163,000)	(1,887,000)
Notes, net	(2,937,000)	7,497,000	719,000
Other liabilities	140,507,000	45,542,000	(3,250,000)
Accumulated other comprehensive (loss) income	(143,598,000)	(65,894,000)	37,676,000
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785,000)	(13,008,000)	(34,859,000)
Investments in unconsolidated entities	(323,000)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065,000)	0
Investments in unconsolidated entities	0	7,376,000	0
Deposits - restricted	0	(42,633,000)	0
Mortgage notes payable	0	112,631,000	0
Net other assets recorded	0	837,000	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	35,495,000	14,875,000	0
Investments in unconsolidated entities	(7,135,000)	(3,167,000)	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253,000
Other liabilities	(147,306,000)	(10,040,000)	0
Other:
Transfer from notes, net to mortgage notes payable	0	35,600,000	0
OPERATING PARTNERSHIP
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	935,197,000	295,983,000	382,029,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	663,616,000	673,403,000	600,375,000
Amortization of deferred financing costs	17,846,000	10,406,000	13,127,000
Amortization of discounts on investment securities	0	0	(1,661,000)
Amortization of discounts and premiums on debt	(1,478,000)	(471,000)	5,857,000
Amortization of deferred settlements on derivative instruments	3,808,000	2,804,000	2,228,000
Impairment	0	45,380,000	11,124,000
Write-off of pursuit costs	5,075,000	5,272,000	4,838,000
Income from technology investments	(4,537,000)	0	0
Loss from investments in unconsolidated entities	0	735,000	2,815,000
Distributions from unconsolidated entities - return on capital	319,000	61,000	153,000
Net (gain) on sales of investment securities	0	0	(4,943,000)
Net (gain) on sales of unconsolidated entities	0	(28,101,000)	(10,689,000)
Net (gain) loss on sales of land parcels	(4,217,000)	1,395,000	0
Net (gain) on sales of discontinued operations	(826,489,000)	(297,956,000)	(335,299,000)
(Loss) on debt extinguishments	0	2,457,000	17,525,000
Unrealized loss (gain) on derivative instruments	186,000	1,000	(3,000)
Compensation paid with Company Common Shares	21,177,000	18,875,000	17,843,000
Changes in assets and liabilities:
Decrease in deposits - restricted	4,523,000	3,316,000	3,117,000
(Increase) decrease in other assets	(2,743,000)	(9,048,000)	11,768,000
Increase (decrease) in accounts payable and accrued expenses	332,000	(5,454,000)	(34,524,000)
(Decrease) in accrued interest payable	(10,510,000)	(4,000,000)	(11,997,000)
(Decrease) increase in other liabilities	(8,245,000)	9,972,000	2,220,000
Increase in security deposits	4,474,000	1,007,000	(5,091,000)
Net cash provided by operating activities	798,334,000	726,037,000	670,812,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,441,599,000)	(1,189,210,000)	(175,531,000)
Investment in real estate - development/other	(120,741,000)	(131,301,000)	(330,623,000)
Improvements to real estate	(144,452,000)	(138,208,000)	(123,937,000)
Additions to non-real estate property	(7,110,000)	(2,991,000)	(2,028,000)
Interest capitalized for real estate and unconsolidated entities under development	(9,108,000)	(13,008,000)	(34,859,000)
Proceeds from disposition of real estate, net	1,500,583,000	672,700,000	887,055,000
Investments in unconsolidated entities	2,021,000	0	0
Distributions from unconsolidated entities - return of capital	0	26,924,000	6,521,000
Purchase of investment securities	0	0	(77,822,000)
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Proceeds from technology investments	4,537,000	0	0
Decrease (increase) in deposits on real estate acquisitions and investments, net	7,631,000	137,106,000	(250,257,000)
Decrease (increase) in mortgage deposits	1,901,000	4,699,000	2,437,000
Consolidation of previously unconsolidated properties	0	(26,854,000)	0
Deconsolidation of previously consolidated properties	28,360,000	11,708,000	0
Acquisition of Noncontrolling Interests - Partially Owned Properties	(12,809,000)	(16,023,000)	(11,480,000)
Net cash (used for) provided by investing activities	(194,828,000)	(639,458,000)	105,229,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(20,421,000)	(8,811,000)	(9,291,000)
Mortgage notes payable:
Proceeds	190,905,000	173,561,000	738,798,000
Restricted cash	16,596,000	73,232,000	46,664,000
Lump sum payoffs	(974,956,000)	(635,285,000)	(939,022,000)
Scheduled principal repayments	(16,726,000)	(16,769,000)	(17,763,000)
(Loss) on debt extinguishments	0	2,457,000	(2,400,000)
Notes, net:
Proceeds	996,190,000	595,422,000	0
Repayments of Notes Payable	575,641,000	0	850,115,000
Gain Loss On Debt Extinguishment Notes Net	0	0	(19,925,000)
Lines of credit:
Proceeds	1,455,000,000	5,513,125,000	0
Repayments	(1,455,000,000)	(5,513,125,000)	0
(Payments on) proceeds from settlement of derivative instruments	(147,306,000)	(10,040,000)	11,253,000
Proceeds from sale of OP Units	173,484,000	329,452,000	86,184,000
Proceeds from EQR's Employee Share Purchase Plan (ESPP)	5,262,000	5,112,000	5,292,000
Proceeds from exercise of EQR options	95,322,000	71,596,000	9,136,000
OP Units repurchased and retired	0	(1,887,000)	(1,124,000)
Redemption of Preference Units	0	(877,000)	0
Payment of offering costs	(3,596,000)	(4,657,000)	(2,536,000)
Other financing activities, net	(48,000)	(48,000)	(16,000)
Contributions - Noncontrolling Interests - Partially Owned Properties	75,911,000	222,000	893,000
Contributions ��� Limited Partners	0	0	78,000
Distributions:
OP Units - General Partner	(432,023,000)	(379,969,000)	(488,604,000)
Preference Units	(12,829,000)	(14,471,000)	(14,479,000)
Preference Interests and Junior Preference Units	0	0	(12,000)
OP Units - Limited Partners	(20,002,000)	(18,867,000)	(28,935,000)
Noncontrolling Interests - Partially Owned Properties	(1,115,000)	(2,918,000)	(2,423,000)
Net cash (used for) provided by financing activities	(650,993,000)	151,541,000	(1,473,547,000)
Net (decrease) increase in cash and cash equivalents	(47,487,000)	238,120,000	(697,506,000)
Cash and cash equivalents, beginning of year	431,408,000	193,288,000	890,794,000
Cash and cash equivalents, end of year	383,921,000	431,408,000	193,288,000
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	477,434,000	475,374,000	508,847,000
Net cash paid (received) for income and other taxes	645,000	(2,740,000)	3,968,000
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	158,240,000	359,082,000	0
Valuation of OP Units issued	0	8,245,000	1,034,000
Mortgage loans (assumed) by purchaser	0	(39,999,000)	(17,313,000)
Amortization of deferred financing costs:
Investment in real estate, net	0	(2,768,000)	(3,585,000)
Deferred financing costs, net	17,846,000	13,174,000	16,712,000
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	0	(3,000)
Mortgage notes payable	(8,260,000)	(9,208,000)	(6,097,000)
Notes, net	6,782,000	8,737,000	11,957,000
Amortization of deferred settlements on derivative instruments:
Other liabilities	(535,000)	(534,000)	(1,496,000)
Accumulated other comprehensive income	(4,343,000)	(3,338,000)	(3,724,000)
Unrealized loss (gain) on derivative instruments:
Other assets	6,826,000	13,019,000	(33,261,000)
Mortgage notes payable	(612,000)	(163,000)	(1,887,000)
Notes, net	(2,937,000)	7,497,000	719,000
Other liabilities	140,507,000	45,542,000	(3,250,000)
Accumulated other comprehensive (loss) income	(143,598,000)	(65,894,000)	37,676,000
Interest capitalized for real estate and unconsolidated entities under development:
Investment in real estate, net	(8,785,000)	(13,008,000)	(34,859,000)
Investments in unconsolidated entities	(323,000)	0	0
Consolidation of previously unconsolidated properties:
Investment in real estate, net	0	(105,065,000)	0
Investments in unconsolidated entities	0	7,376,000	0
Deposits - restricted	0	(42,633,000)	0
Mortgage notes payable	0	112,631,000	0
Net other assets recorded	0	837,000	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	35,495,000	14,875,000	0
Investments in unconsolidated entities	(7,135,000)	(3,167,000)	0
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	0	11,253,000
Other liabilities	(147,306,000)	(10,040,000)	0
Other:
Receivable on sale of OP Units	0	37,550,000	0
Transfer from notes, net to mortgage notes payable	$ 0	$ 35,600,000	$ 0

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total USD ($)	PREFERRED SHARES USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	COMMON SHARES, $0.01 PAR VALUE USD ($)	PAID IN CAPITAL USD ($)	RETAINED EARNINGS USD ($)	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME USD ($)	OPERATING PARTNERSHIP USD ($)	PREFERENCE INTERESTS AND UNITS USD ($)	Partially Owned Properties [Member] USD ($)
Beginning Balance at Dec. 31, 2008		$ 208,786,000			$ 2,728,000	$ 4,273,489,000	$ 456,152,000	$ (35,799,000)	$ 137,645,000	$ 184,000	$ 25,520,000
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		(13,000)
Conversion of 7.00% Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					0	13,000
Conversion of OP Units into Common Shares					27,000	48,776,000			(48,803,000)
Issuance of Common Shares	123,700,000				35,000	123,699,000
Exercise of share options					4,000	9,132,000
Employee Share Purchase Plan (ESPP)					3,000	5,289,000
Conversion of restricted shares to LTIP Units					0	0			0
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					3,000
Compensation Expense Related Performance Shares						179,000
Restricted shares						11,129,000
Share options						5,996,000
ESPP discount						1,303,000
Common Shares repurchased and retired						(1,124,000)
Offering costs						(2,536,000)
Supplemental Executive Retirement Plan (SERP)						27,809,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(1,496,000)					(11,705,000)
Change in market value	14,544,000					(14,544,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(9,688,000)			9,688,000
Net income attributable to controlling interests	362,273,000						362,273,000
Common Share distributions							(450,287,000)
Preferred Share distributions							(14,479,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676,000							37,676,000
Losses reclassified into earnings from other comprehensive income	3,724,000							(3,724,000)
Other	449,000							449,000
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	3,574,000							3,574,000
(Gains) realized during the year	(4,943,000)							4,943,000
Issuance of OP Units to Noncontrolling Interests									1,034,000
Issuance of LTIP Units to Noncontrolling Interests									78,000
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					27,000	48,776,000			(48,803,000)
Equity Compensation associated with Noncontrolling Interests									1,194,000
Net income	382,029,000								20,305,000		(558,000)
Distributions to Noncontrolling Interests									(25,679,000)		(2,439,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(20,658,000)								20,658,000
Conversion of Junior Preference Units										(184,000)
Contributions by Noncontrolling Interests											893,000
Other											(657,000)
Ending Balance at Dec. 31, 2009		208,773,000			2,800,000	4,477,426,000	353,659,000	4,681,000	116,120,000	0	11,054,000
Stock Redeemed or Called During Period, Value		(834,000)
Conversion of 7.00% Series E Cumulative Convertible		(7,378,000)
Conversion of 7.00% Series H Cumulative Convertible		(561,000)
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					3,000	7,936,000
Conversion of OP Units into Common Shares					9,000	19,713,000			(19,722,000)
Issuance of Common Shares	291,900,000				61,000	291,841,000
Exercise of share options					25,000	71,571,000
Employee Share Purchase Plan (ESPP)					2,000	5,110,000
Conversion of restricted shares to LTIP Units					0	0			0
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					2,000
Compensation Expense Related Performance Shares						0
Restricted shares						9,779,000
Share options						7,421,000
ESPP discount						1,290,000
Common Shares repurchased and retired						(1,887,000)
Offering costs						(4,657,000)
Supplemental Executive Retirement Plan (SERP)						8,559,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(16,888,000)					175,000
Change in market value	129,918,000					(129,918,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(5,775,000)			5,775,000
Net income attributable to controlling interests	283,610,000						283,610,000
Common Share distributions							(419,320,000)
Preferred Share distributions							(14,368,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894,000)							(65,894,000)
Losses reclassified into earnings from other comprehensive income	3,338,000							(3,338,000)
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57,000							57,000
(Gains) realized during the year	0							0
Issuance of OP Units to Noncontrolling Interests									8,245,000
Issuance of LTIP Units to Noncontrolling Interests									0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					9,000	19,713,000			(19,722,000)
Equity Compensation associated with Noncontrolling Interests									2,524,000
Net income	295,983,000								13,099,000		(726,000)
Distributions to Noncontrolling Interests									(20,300,000)		(2,952,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658,000)								4,658,000
Conversion of Junior Preference Units										0
Contributions by Noncontrolling Interests											222,000
Other											218,000
Ending Balance at Dec. 31, 2010	5,208,576,000	200,000,000			2,902,000	4,741,521,000	203,581,000	(57,818,000)	110,399,000	0	7,991,000
Stock Redeemed or Called During Period, Value		0
Conversion of 7.00% Series E Cumulative Convertible		0
Conversion of 7.00% Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Common Share Issuance:
Conversion of Preferred Shares into Common Shares					0	0
Conversion of OP Units into Common Shares					3,000	8,577,000			(8,580,000)
Issuance of Common Shares	201,941,887				39,000	201,903,000
Exercise of share options					29,000	95,293,000
Employee Share Purchase Plan (ESPP)					1,000	5,261,000
Conversion of restricted shares to LTIP Units					(1,000)	(3,933,000)			3,934,000
Share-based employee compensation expense:
Adjustments, Share-based Compensation, Requisite Service Period Recognition					2,000
Compensation Expense Related Performance Shares						0
Restricted shares						9,100,000
Share options						9,545,000
ESPP discount						1,194,000
Common Shares repurchased and retired						0
Offering costs						(3,596,000)
Supplemental Executive Retirement Plan (SERP)						10,765,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(4,784,000)					(8,025,000)
Change in market value	22,714,000					(22,714,000)
Adjustment for Noncontrolling Interests ownership in Operating Partnership						(946,000)			946,000
Net income attributable to controlling interests	893,585,000						893,585,000
Common Share distributions							(467,729,000)
Preferred Share distributions							(13,865,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598,000)							(143,598,000)
Losses reclassified into earnings from other comprehensive income	4,343,000							(4,343,000)
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355,000							355,000
(Gains) realized during the year	0							0
Issuance of OP Units to Noncontrolling Interests									0
Issuance of LTIP Units to Noncontrolling Interests									0
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner					3,000	8,577,000			(8,580,000)
Equity Compensation associated with Noncontrolling Interests									3,641,000
Net income	935,197,000								40,780,000		832,000
Distributions to Noncontrolling Interests									(21,434,000)		(1,163,000)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	10,150,000								(10,150,000)
Conversion of Junior Preference Units										0
Contributions by Noncontrolling Interests											75,911,000
Other											(1,240,000)
Ending Balance at Dec. 31, 2011	$ 5,862,857,000	$ 200,000,000			$ 2,975,000	$ 5,047,186,000	$ 615,572,000	$ (196,718,000)	$ 119,536,000	$ 0	$ 74,306,000

CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL OF ERP OPERATING LIMITED PARTNERSHIP (Unaudited) (USD $)	Total USD ($)	Preferred Stock [Member] USD ($)	Series E Preferred Stock [Member]	Series H Preferred Stock [Member]	Preference Interests And Units [Member] USD ($)	General Partner [Member] USD ($)	Limited Partner [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Partially Owned Properties [Member] USD ($)
Balance, beginning of year at Dec. 31, 2008		$ 208,786,000			$ 184,000	$ 4,732,369,000	$ 137,645,000	$ (35,799,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest									11,054,000
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		(13,000)
Conversion Of Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					(184,000)
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						13,000
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						48,803,000	(48,803,000)
Issuance of OP Units						123,734,000
Exercise of EQR share options						9,136,000
EQR's Employee Share Purchase Plan (ESPP)						5,292,000
Conversion of EQR restricted shares to LTIP Units						0	0
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						179,000
EQR restricted shares						11,132,000
EQR share options						5,996,000
EQR ESPP discount						1,303,000
OP Units repurchased and retired						(1,124,000)
Offering costs						2,536,000
Net income available to Units - General Partner						347,794,000
OP Units - General Partner distributions						(450,287,000)
Supplemental Executive Retirement Plan (SERP)						27,809,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(1,496,000)			(11,705,000)
Change in market value of Redeemable Limited Partners						(14,544,000)
Adjustment for Limited Partners ownership in Operating Partnership						(9,688,000)	9,688,000
Issuance of OP Units to Noncontrolling Interests							1,034,000
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							78,000
Equity compensation associated with Units - Limited Partners							1,194,000
Net income available to Units - Limited Partners							20,305,000
Units - Limited Partners distributions							(25,679,000)
Change in carrying value of Redeemable Limited Partners							20,658,000
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676,000							37,676,000
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3,724,000)							3,724,000
Other	449,000							449,000
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	3,574,000							3,574,000
(Gains) realized during the year	4,943,000							(4,943,000)
Net income	382,029,000								(558,000)
Contributions by Noncontrolling Interests									893,000
Distributions to Noncontrolling Interests									2,439,000
Stockholders' Equity, Other									(657,000)
Balance, end of period at Dec. 31, 2009		208,773,000			0	4,833,885,000	116,120,000	4,681,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,208,576,000								7,991,000
Stock Units Redeemed Or Called During Period Value		(834,000)
Conversion Of Series E Cumulative Convertible		(7,378,000)
Conversion Of Series H Cumulative Convertible		(561,000)
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						7,939,000
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						19,722,000	(19,722,000)
Issuance of OP Units						291,902,000
Exercise of EQR share options						71,596,000
EQR's Employee Share Purchase Plan (ESPP)						5,112,000
Conversion of EQR restricted shares to LTIP Units						0	0
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						0
EQR restricted shares						9,781,000
EQR share options						7,421,000
EQR ESPP discount						1,290,000
OP Units repurchased and retired						(1,887,000)
Offering costs						4,657,000
Net income available to Units - General Partner						269,242,000
OP Units - General Partner distributions						(419,320,000)
Supplemental Executive Retirement Plan (SERP)						8,559,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(16,888,000)			175,000
Change in market value of Redeemable Limited Partners						(129,918,000)
Adjustment for Limited Partners ownership in Operating Partnership						(5,775,000)	5,775,000
Issuance of OP Units to Noncontrolling Interests							8,245,000
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							0
Equity compensation associated with Units - Limited Partners							2,524,000
Net income available to Units - Limited Partners							13,099,000
Units - Limited Partners distributions							(20,300,000)
Change in carrying value of Redeemable Limited Partners							4,658,000
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894,000)							(65,894,000)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3,338,000)							3,338,000
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	57,000							57,000
(Gains) realized during the year	0							0
Net income	295,983,000								(726,000)
Contributions by Noncontrolling Interests									222,000
Distributions to Noncontrolling Interests									2,952,000
Stockholders' Equity, Other									218,000
Balance, end of period at Dec. 31, 2010		200,000,000			0	4,948,004,000	110,399,000	(57,818,000)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,862,857,000								74,306,000
Stock Units Redeemed Or Called During Period Value		0
Conversion Of Series E Cumulative Convertible		0
Conversion Of Series H Cumulative Convertible		0
Preferred Stock Preference Units Dividend Rate Percentage			7.00%	7.00%
Conversion of Junior Preference Units					0
OP Unit Issuance:
Stock Issued During Period, Value, Conversion of Convertible Securities						0
Conversion of OP Units held by Limited Partners into OP Units held by General Partner						8,580,000	(8,580,000)
Issuance of OP Units						201,942,000
Exercise of EQR share options						95,322,000
EQR's Employee Share Purchase Plan (ESPP)						5,262,000
Conversion of EQR restricted shares to LTIP Units						(3,934,000)	3,934,000
Share-based employee compensation expense:
Compensation Expense Related Performance Shares						0
EQR restricted shares						9,102,000
EQR share options						9,545,000
EQR ESPP discount						1,194,000
OP Units repurchased and retired						0
Offering costs						3,596,000
Net income available to Units - General Partner						879,720,000
OP Units - General Partner distributions						(467,729,000)
Supplemental Executive Retirement Plan (SERP)						10,765,000
Acquisition of Noncontrolling Interests - Partially Owned Properties						(4,784,000)			(8,025,000)
Change in market value of Redeemable Limited Partners						(22,714,000)
Adjustment for Limited Partners ownership in Operating Partnership						(946,000)	946,000
Issuance of OP Units to Noncontrolling Interests							0
Issuance Of Long Term Incentive Plan Units Into Noncontrolling Interest							0
Equity compensation associated with Units - Limited Partners							3,641,000
Net income available to Units - Limited Partners							40,780,000
Units - Limited Partners distributions							(21,434,000)
Change in carrying value of Redeemable Limited Partners							(10,150,000)
Accumulated other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(143,598,000)							(143,598,000)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(4,343,000)							4,343,000
Other	0							0
Accumulated other comprehensive income (loss) - other instruments:
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	355,000							355,000
(Gains) realized during the year	0							0
Net income	935,197,000								832,000
Contributions by Noncontrolling Interests									75,911,000
Distributions to Noncontrolling Interests									1,163,000
Stockholders' Equity, Other									(1,240,000)
Balance, end of period at Dec. 31, 2011		$ 200,000,000			$ 0	$ 5,665,733,000	$ 119,536,000	$ (196,718,000)

Business	12 Months Ended
Dec. 31, 2011
Business [Abstract]
Business
Business
Equity Residential (“EQR”), a Maryland real estate investment trust (“REIT”) formed in March 1993, is an S&P 500 company focused on the acquisition, development and management of high quality apartment properties in top United States growth markets. ERP Operating Limited Partnership ("ERPOP"), an Illinois limited partnership, was formed in May 1993 to conduct the multifamily residential property business of Equity Residential. EQR has elected to be taxed as a REIT. References to the "Company," "we," "us" or "our" mean collectively EQR, ERPOP and those entities/subsidiaries owned or controlled by EQR and/or ERPOP. References to the "Operating Partnership" mean collectively ERPOP and those entities/subsidiaries owned or controlled by ERPOP. Unless otherwise indicated, the notes to consolidated financial statements apply to both the Company and the Operating Partnership.
EQR is the general partner of, and as of December 31, 2011 owned an approximate 95.7% ownership interest in ERPOP. All of the Company's property ownership, development and related business operations are conducted through the Operating Partnership and EQR has no material assets or liabilities other than its investment in ERPOP. EQR issues public equity from time to time but does not have any indebtedness as all debt is incurred by the Operating Partnership. The Operating Partnership holds substantially all of the assets of the Company, including the Company's ownership interests in its joint ventures. The Operating Partnership conducts the operations of the business and is structured as a partnership with no publicly traded equity.
As of December 31, 2011, the Company, directly or indirectly through investments in title holding entities, owned all or a portion of 427 properties located in 15 states and the District of Columbia consisting of 121,974 apartment units. The ownership breakdown includes (table does not include various uncompleted development properties):

	Properties	Apartment Units
Wholly Owned Properties	404	113,157
Partially Owned Properties – Consolidated	21	3,916
Military Housing	2	4,901
	427	121,974

The “Wholly Owned Properties” are accounted for under the consolidation method of accounting. The Company beneficially owns 100% fee simple title to 400 of the 404 Wholly Owned Properties and all but one of its wholly owned development properties and land parcels. The Company owns the building and improvements and leases the land underlying the improvements under long-term ground leases that expire in 2026, 2077, 2101 and 2104 for the four operating properties, respectively, and 2110 for one land parcel. These properties are consolidated and reflected as real estate assets while the ground leases are accounted for as operating leases.
The “Partially Owned Properties – Consolidated” are controlled by the Company but have partners with noncontrolling interests and are accounted for under the consolidation method of accounting. The “Military Housing” properties consist of investments in limited liability companies that, as a result of the terms of the operating agreements, are accounted for as management contract rights with all fees recognized as fee and asset management revenue.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for two unconsolidated developments and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Noncontrolling interests represented by EQR's indirect 1% interest in various entities are immaterial and have not been accounted for in the Consolidated Financial Statements of the Operating Partnership. In addition, certain amounts due from EQR for its 1% interest in various entities have not been reflected in the Consolidated Balance Sheets of the Operating Partnership since such amounts are immaterial.

Real Estate Assets and Depreciation of Investment in Real Estate
Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

▪	Land – Based on actual purchase price adjusted to fair value (as necessary) if acquired separately or market research/comparables if acquired with an operating property.

▪
Furniture, Fixtures and Equipment – Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

▪	In-Place Leases – The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

▪
Other Intangible Assets – The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building – Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
Replacements inside an apartment unit such as appliances and carpeting are depreciated over an estimated useful life of five to ten years. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to fifteen years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.
Impairment of Long-Lived Assets
The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.
Cost Capitalization
See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.
Cash and Cash Equivalents
The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.
Investment Securities
Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss), a separate component of shareholders’ equity/partners' capital.
Deferred Financing Costs
Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was $37.7 million and $43.9 million at December 31, 2011 and 2010, respectively.
Fair Value of Financial Instruments, Including Derivative Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity/partners' capital or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition
Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.
Share-Based Compensation
The Company expenses share-based compensation such as restricted shares and share options. Any common share of beneficial interest, $0.01 par value per share (the "Common Shares") issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing units of limited partnership interest ("OP Units") to EQR on a one-for-one basis, with ERPOP receiving the net cash proceeds of such issuances.
The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company's share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the primary grant in each year having the following weighted average assumptions:

	2011	2010	2009
Expected volatility (1)	27.1%	32.4%	26.8%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.56%	4.85%	4.68%
Risk-free interest rate (4)	2.27%	2.29%	1.89%
Option valuation per share	$8.36	$6.18	$3.38

(1)
Expected volatility – For 2011, estimated based on the historical ten-year volatility of EQR’s share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.
Income and Other Taxes
Due to the structure of EQR as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. In addition, ERPOP generally is not liable for federal income taxes as the partners recognize their proportionate share of income or loss in their tax returns; therefore no provision for federal income taxes has been made at the ERPOP level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
Deferred tax assets and liabilities applicable to the TRS are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2011, the Company has recorded a deferred tax asset of approximately $31.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	Year Ended December 31,
	2011	2010	2009
Income and other tax expense (benefit) (1)	$728	$292	$2,716
Discontinued operations, net (2)	(243)	86	(1,073)
Provision for income, franchise and excise taxes (3)	$485	$378	$1,643

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
The Company’s TRSs have approximately $71.4 million of NOL carryforwards available as of January 1, 2012 that will expire between 2028 and 2031.
During the years ended December 31, 2011, 2010 and 2009, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2011	2010	2009
Tax treatment of dividends and distributions:
Ordinary dividends	$0.667	$0.607	$0.807
Long-term capital gain	0.629	0.622	0.558
Unrecaptured section 1250 gain	0.284	0.241	0.275
Dividends and distributions declared per
Common Share/Unit outstanding	$1.580	$1.470	$1.640

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2011 and 2010 was approximately $11.4 billion and $10.9 billion, respectively.
Noncontrolling Interests
A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company's equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional Common Shares and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
Partners' Capital
The "Limited Partners" of ERPOP include various individuals and entities that contributed their properties to ERPOP in exchange for OP Units. The "General Partner" of ERPOP is EQR. Net income is allocated to the Limited Partners based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the Limited Partners by the total OP Units held by the Limited Partners and the General Partner. Issuance of additional Common Shares and OP Units changes the ownership interests of both the Limited Partners and EQR. Such transactions and the related proceeds are treated as capital transactions.
Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners
The Company classifies Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners in the mezzanine section of the consolidated balance sheets for the portion of OP Units that EQR is required, either by contract or securities law, to deliver registered Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units / redeemable limited partner units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.
Use of Estimates
In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
Reclassifications
Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity/capital.
Other
In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification had no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.
Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes certain consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.

The Company is the controlling partner in various consolidated partnerships owning 21 properties and 3,916 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of $74.3 million at December 31, 2011. The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. Of the consolidated entities described above, the Company is the controlling partner in limited-life partnerships owning six properties. These six partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2011, the Company estimates the value of Noncontrolling Interest distributions for these six properties would have been approximately $33.8 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the six Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2011 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company's Partially Owned Properties is subject to change. To the extent that the partnerships' underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
Effective January 1, 2011, companies are required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2012, companies will be required to separately disclose the amounts and reasons for any transfers of assets and liabilities into and out of Level 1 and Level 2 of the fair value hierarchy. For fair value measurements using significant unobservable inputs (Level 3), companies will be required to disclose quantitative information about the significant unobservable inputs used for all Level 3 measurements and a description of the Company's valuation processes in determining fair value. In addition, companies will be required to provide a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs. Companies will also be required to disclose information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer's nonconvertible debt borrowing rate. As the Company was required to apply this retrospectively, the accounting for its $650.0 million 3.85% convertible unsecured notes that were issued in August 2006 with a final maturity in August 2026 was affected. On August 18, 2011, the Company redeemed these notes at par ($482.5 million was outstanding on August 18, 2011) and no premium was paid. The Company recognized $11.8 million, $18.6 million and $20.6 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was $44.3 million and was amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately $5.0 million, $7.8 million and $10.6 million, respectively, or $0.02 per share/Unit, $0.03 per share/Unit and $0.04 per share/Unit, respectively, for the years ended December 31, 2011, 2010 and 2009. In addition, the Company decreased the January 1, 2009 balance of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) by $27.0 million, decreased the January 1, 2009 balance of notes by $17.3 million and increased the January 1, 2009 balance of paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $44.3 million. The carrying amount of the conversion option remaining in paid in capital (included in general partner's capital in the Operating Partnership's financial statements) was $44.3 million at both December 31, 2011 and 2010. The cash and conversion option discounts were fully amortized at December 31, 2011 and the unamortized cash and conversion option discounts totaled $5.0 million at December 31, 2010

Equity, Capital and Other Interests	12 Months Ended
Dec. 31, 2011
Equity, Capital and other Interests [Abstract]
Equity Capital And Other Interests [Text Block]
Equity, Capital and Other Interests

Equity and Redeemable Noncontrolling Interests of Equity Residential
The following tables present the changes in the Company’s issued and outstanding Common Shares and “Units” (which includes OP Units and Long-Term Incentive Plan (“LTIP”) Units) for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Common Shares
Common Shares outstanding at January 1,	290,197,242	279,959,048	272,786,760
Common Shares Issued:
Conversion of Series E Preferred Shares	—	328,363	612
Conversion of Series H Preferred Shares	—	32,516	—
Conversion of OP Units	341,594	884,472	2,676,002
Issuance of Common Shares	3,866,666	6,151,198	3,497,300
Exercise of share options	2,945,948	2,506,645	422,713
Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted share grants, net	145,616	235,767	298,717
Common Shares Other:
Conversion of restricted shares to LTIP Units	(101,988)	—	—
Repurchased and retired	—	(58,130)	(47,450)
Common Shares outstanding at December 31,	297,508,185	290,197,242	279,959,048
Units
Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of OP Units to Common Shares	(341,594)	(884,472)	(2,676,002)
Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Total Common Shares and Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

The equity positions of various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units, are collectively referred to as the “Noncontrolling Interests – Operating Partnership”. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), the Noncontrolling Interests – Operating Partnership may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Noncontrolling Interests – Operating Partnership (including redeemable interests) is allocated based on the number of Noncontrolling Interests – Operating Partnership Units in total in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total plus the number of Common Shares. Net income is allocated to the Noncontrolling Interests – Operating Partnership based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Noncontrolling Interests – Operating Partnership Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Noncontrolling Interests – Operating Partnership Units for cash, EQR is obligated to deliver Common Shares to the exchanging holder of the Noncontrolling Interests – Operating Partnership Units.
The Noncontrolling Interests – Operating Partnership Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, such Noncontrolling Interests – Operating Partnership are differentiated and referred to as “Redeemable Noncontrolling Interests – Operating Partnership”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer’s control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Noncontrolling Interests – Operating Partnership are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Noncontrolling Interests – Operating Partnership Units that are classified in permanent equity at December 31, 2011 and 2010.
The carrying value of the Redeemable Noncontrolling Interests – Operating Partnership is allocated based on the number of Redeemable Noncontrolling Interests – Operating Partnership Units in proportion to the number of Noncontrolling Interests – Operating Partnership Units in total. Such percentage of the total carrying value of Units which is ascribed to the Redeemable Noncontrolling Interests – Operating Partnership is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2011, the Redeemable Noncontrolling Interests – Operating Partnership have a redemption value of approximately $416.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Noncontrolling Interests – Operating Partnership Units.
The following table presents the changes in the redemption value of the Redeemable Noncontrolling Interests – Operating Partnership for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

Net proceeds from EQR Common Share and Preferred Share (see definition below) offerings are contributed by EQR to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the Preferred Shares issued in the equity offering). As a result, the net offering proceeds from Common Shares and Preferred Shares are allocated between shareholders’ equity and Noncontrolling Interests – Operating Partnership to account for the change in their respective percentage ownership of the underlying equity of ERPOP.
The Company’s declaration of trust authorizes it to issue up to 100,000,000 preferred shares of beneficial interest, $0.01 par value per share (the “Preferred Shares”), with specific rights, preferences and other attributes as the Board of Trustees may determine, which may include preferences, powers and rights that are senior to the rights of holders of the Company’s Common Shares.
The following table presents the Company’s issued and outstanding Preferred Shares as of December 31, 2011 and 2010:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2011	December 31, 2010
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

Capital and Redeemable Limited Partners of ERP Operating Limited Partnership
The following tables present the changes in the Operating Partnership's issued and outstanding Units and in the limited partners' Units for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	303,809,279	294,157,017	289,466,537
Issued to General Partner:
Conversion of Series E Preference Units	—	328,363	612
Conversion of Series H Preference Units	—	32,516	—
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
EQR's restricted share grants, net	145,616	235,767	298,717
Issued to Limited Partners:
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of Series B Junior Preference Units	—	—	7,517
OP Units Other:
Repurchased and retired	—	(58,130)	(47,450)
General and Limited Partner Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
Limited Partner LTIP Units, net	120,112	92,892	154,616
Limited Partner OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of EQR restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of Limited Partner OP Units to EQR Common Shares	(341,594)	(884,472)	(2,676,002)
Limited Partner Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Limited Partner Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
Limited Partner LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

The Limited Partners of the Operating Partnership as of December 31, 2011 include various individuals and entities that contributed their properties to the Operating Partnership in exchange for OP Units, as well as the equity positions of the holders of LTIP Units. Subject to certain exceptions (including the “book-up” requirements of LTIP Units), Limited Partners may exchange their Units with EQR for Common Shares on a one-for-one basis. The carrying value of the Limited Partner Units (including redeemable interests) is allocated based on the number of Limited Partner Units in total in proportion to the number of Limited Partner Units in total plus the number of General Partner Units. Net income is allocated to the Limited Partner Units based on the weighted average ownership percentage during the period.
The Operating Partnership has the right but not the obligation to make a cash payment instead of issuing Common Shares to any and all holders of Limited Partner Units requesting an exchange of their OP Units with EQR. Once the Operating Partnership elects not to redeem the Limited Partner Units for cash, EQR is obligated to deliver Common Shares to the exchanging limited partner.
The Limited Partner Units are classified as either mezzanine equity or permanent equity. If EQR is required, either by contract or securities law, to deliver registered Common Shares, Limited Partner Units are differentiated and referred to as “Redeemable Limited Partner Units”. Instruments that require settlement in registered shares can not be classified in permanent equity as it is not always completely within an issuer's control to deliver registered shares. Therefore, settlement in cash is assumed and that responsibility for settlement in cash is deemed to fall to the Operating Partnership as the primary source of cash for EQR, resulting in presentation in the mezzanine section of the balance sheet. The Redeemable Limited Partner Units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period. EQR has the ability to deliver unregistered Common Shares for the remaining portion of the Limited Partner Units that are classified in permanent equity at December 31, 2011 and 2010.
The carrying value of the Redeemable Limited Partner Units is allocated based on the number of Redeemable Limited Partner Units in proportion to the number of Limited Partner Units in total. Such percentage of the total carrying value of Limited Partner Units which is ascribed to the Redeemable Limited Partner Units is then adjusted to the greater of carrying value or fair market value as described above. As of December 31, 2011, the Redeemable Limited Partner Units have a redemption value of approximately $416.4 million, which represents the value of Common Shares that would be issued in exchange with the Redeemable Limited Partner Units.
The following table presents the changes in the redemption value of the Redeemable Limited Partners for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

EQR contributes all net proceeds from its various equity offerings (including proceeds from exercise of options for Common Shares) to ERPOP. In return for those contributions, EQR receives a number of OP Units in ERPOP equal to the number of Common Shares it has issued in the equity offering (or in the case of a preferred equity offering, a number of preference units in ERPOP equal in number and having the same terms as the preferred shares issued in the equity offering).
The following table presents the Operating Partnership's issued and outstanding “Preference Units” as of December 31, 2011 and 2010:

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2011	December 31, 2010
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 600,000 units issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units have a corresponding depositary unit that consists of ten times the number of units and one-tenth the liquidation value and dividend per unit.
Other
An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under effective shelf registration statements filed with the SEC. Most recently, EQR and ERPOP filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 and expires on October 15, 2013. As of December 31, 2011, issuances under the ATM (see definition below) share offering program are limited to 9.2 million additional shares. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference unit basis).
In September 2009, the Company announced the establishment of an At-The-Market (“ATM”) share offering program which would allow EQR to sell up to 17.0 million Common Shares (later increased by 5.7 million Common Shares) from time to time over the next three years into the existing trading market at current market prices as well as through negotiated transactions. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds from all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis). EQR has 9.2 million Common Shares remaining available for issuance under the ATM program as of December 31, 2011. See Note 18 for further discussion on shares available under this program.
During the year ended December 31, 2011, EQR issued approximately 3.9 million Common Shares at an average price of $52.23 per share for total consideration of approximately $201.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.9 million OP Units to EQR. As of December 31, 2011, transactions to issue approximately 0.5 million of the 3.9 million Common Shares had not yet settled. As of December 31, 2011, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately $28.5 million included in other assets on the consolidated balance sheets. During the year ended December 31, 2010, EQR issued approximately 6.2 million Common Shares at an average price of $47.45 per share for total consideration of approximately $291.9 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 6.2 million OP Units to EQR. During the year ended December 31, 2009, EQR issued approximately 3.5 million Common Shares at an average price of $35.38 per share for total consideration of approximately $123.7 million through the ATM program. Concurrent with these transactions, ERPOP issued approximately 3.5 million OP Units to EQR. As of December 31, 2009, transactions to issue approximately 1.1 million of the 3.5 million Common Shares had not yet settled. As of December 31, 2009, the Company increased the number of Common Shares issued and outstanding by this amount and recorded a receivable of approximately $37.6 million included in other assets on the consolidated balance sheets.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Share Incentive Plan (the “2011 Plan”). The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. See Note 12 for further discussion.
EQR has a share repurchase program authorized by the Board of Trustees under which it has authorization to repurchase up to $464.6 million of its shares as of December 31, 2011. No shares were repurchased during the year ended December 31, 2011.
During the year ended December 31, 2010, EQR repurchased 58,130 of its Common Shares at an average price of $32.46 per share for total consideration of $1.9 million. These shares were retired subsequent to the repurchases. Concurrent with these transactions, ERPOP repurchased and retired 58,130 OP Units previously issued to EQR. All of the shares repurchased during the year ended December 31, 2010 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees' restricted shares.
During the year ended December 31, 2009, EQR repurchased 47,450 of its Common Shares at an average price of $23.69 per share for total consideration of $1.1 million. These shares were retired subsequent to the repurchases. Concurrent with these transactions, ERPOP repurchased and retired 47,450 OP Units previously issued to EQR. All of the shares repurchased during the year ended December 31, 2009 were repurchased from employees at the then current market prices to cover the minimum statutory tax withholding obligations related to the vesting of employees' restricted shares.
On July 30, 2009, the Operating Partnership elected to convert all 7,367 Series B Junior Convertible Preference Units into 7,517 OP Units. The actual preference unit dividends declared for the period outstanding in 2009 was $1.17 per unit.
On March 31, 2010, the Operating Partnership issued 188,571 OP Units at a price of $39.15 per OP Unit for total valuation of $7.4 million as partial consideration for the acquisition of one rental property. As the value of the OP Units issued was agreed by contract to be $35.00 per OP Unit, the difference between the contracted value and fair value (the closing price of Common Shares on the closing date) was recorded as an increase to the purchase price.
During the year ended December 31, 2011, the Company acquired all of its partners' interests in three consolidated partially owned properties consisting of 1,351 apartment units for $12.8 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $4.8 million and Noncontrolling Interests – Partially Owned Properties by $8.0 million.
During the year ended December 31, 2010, the Company acquired all of its partners' interests in two consolidated partially owned properties consisting of 432 apartment units, one consolidated partially owned development project and one consolidated partially owned land parcel for $0.7 million. One of these partially owned property buyouts was funded through the issuance of 1,129 OP Units valued at $50,000. The Company also increased its ownership in three consolidated partially owned properties through the buyout of certain equity interests which were funded through the issuance of 15,948 OP Units valued at $0.8 million and cash payments of $15.3 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $16.9 million and other liabilities by $0.2 million and increased Noncontrolling Interests – Partially Owned Properties by $0.2 million.
During the year ended December 31, 2009, the Company acquired all of its partners' interests in five consolidated partially owned properties consisting of 1,587 apartment units for $9.2 million. In addition, the Company also acquired a portion of the outside partner interests in two consolidated partially owned properties, one funded using cash of $2.1 million and the other funded through the issuance of 32,061 OP Units valued at $0.8 million. In conjunction with these transactions, the Company reduced paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $1.5 million and Noncontrolling Interests – Partially Owned Properties by $11.7 million.

Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

4.	Real Estate
The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2011 and 2010 (amounts in thousands):

	2011	2010
Land	$4,367,816	$4,110,275
Depreciable property:
Buildings and improvements	14,262,616	13,995,121
Furniture, fixtures and equipment	1,292,124	1,231,391
Projects under development:
Land	75,646	28,260
Construction-in-progress	84,544	102,077
Land held for development:
Land	299,096	198,465
Construction-in-progress	26,104	36,782
Investment in real estate	20,407,946	19,702,371
Accumulated depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	$15,868,363	$15,365,014

During the year ended December 31, 2011, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.

During the year ended December 31, 2010, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869
Total	16	4,445	$1,554,570

In addition to the properties discussed above, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units with a real estate value of $105.1 million.
During the year ended December 31, 2011, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price

Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.
The Company recognized a net gain on sales of discontinued operations of approximately $826.5 million and a net gain on sales of land parcels of approximately $4.2 million on the above sales.
During the year ended December 31, 2010, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360
Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.
The Company recognized a net gain on sales of discontinued operations of approximately $298.0 million, a net gain on sales of unconsolidated entities of approximately $28.1 million and a net loss on sales of land parcels of approximately $1.4 million on the above sales.

Commitments to Acquire/Dispose of Real Estate	12 Months Ended
Dec. 31, 2011
Commitments to Acquire Dispose of Real Estate [Abstract]
Commitments To Acquire Dispose Of Real Estate Text Block
Commitments to Acquire/Dispose of Real Estate
In addition to the land parcels that were subsequently acquired as discussed in Note 18, the Company has entered into separate agreements to acquire the following (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties	2	648	$241,000
Land Parcels (three)	—	—	53,200
Total	2	648	$294,200

In addition to the property that was subsequently disposed of as discussed in Note 18, the Company has entered into separate agreements to dispose of the following (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties	6	1,169	$127,075
Total	6	1,169	$127,075

The closings of these pending transactions are subject to certain conditions and restrictions, therefore, there can be no assurance that these transactions will be consummated or that the final terms will not differ in material respects from those summarized in the preceding paragraphs.

Investments in Partially Owned Entities	12 Months Ended
Dec. 31, 2011
Investments in Partially Owned Entities [Abstract]
Investments in Partially Owned Entities
Investments in Partially Owned Entities
The Company has co-invested in various properties with unrelated third parties which are either consolidated or accounted for under the equity method of accounting (unconsolidated). The following tables and information summarize the Company’s investments in partially owned entities as of December 31, 2011 (amounts in thousands except for project and apartment unit amounts):

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total

Total projects (1)	—	2	19	21

Total apartment units (1)	—	441	3,475	3,916

Balance sheet information at 12/31/11 (at 100%):
ASSETS
Investment in real estate	$160,732	$114,584	$449,140	$724,456
Accumulated depreciation	—	(12,228)	(144,305)	(156,533)
Investment in real estate, net	160,732	102,356	304,835	567,923
Cash and cash equivalents	1,638	1,503	15,578	18,719
Deposits – restricted	43,970	2,272	15,177	61,419
Escrow deposits – mortgage	—	60	—	60
Deferred financing costs, net	—	65	1,179	1,244
Other assets	3,554	140	144	3,838
Total assets	$209,894	$106,396	$336,913	$653,203

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$33,419	$200,337	$233,756
Accounts payable & accrued expenses	202	1,073	818	2,093
Accrued interest payable	—	104	782	886
Other liabilities	1,275	79	1,139	2,493
Security deposits	—	102	1,491	1,593
Total liabilities	1,477	34,777	204,567	240,821

Noncontrolling Interests – Partially Owned Properties	78,090	1,079	(4,863)	74,306
Company equity/General and Limited Partners' Capital	130,327	70,540	137,209	338,076
Total equity/capital	208,417	71,619	132,346	412,382
Total liabilities and equity/capital	$209,894	$106,396	$336,913	$653,203

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$33,419	$159,068	$192,487
Noncontrolling Ownership	—	—	41,269	41,269
Total (at 100%)	$—	$33,419	$200,337	$233,756

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total
Operating information for the year ended 12/31/11 (at 100%):
Operating revenue	$—	$8,961	$57,916	$66,877
Operating expenses	249	3,868	19,115	23,232
Net operating (loss) income	(249)	5,093	38,801	43,645
Depreciation	—	4,163	15,117	19,280
General and administrative/other	152	6	123	281
Operating (loss) income	(401)	924	23,561	24,084
Interest and other income	6	6	10	22
Other expenses	(487)	—	(39)	(526)
Interest:
Expense incurred, net	(399)	(3,229)	(11,295)	(14,923)
Amortization of deferred financing costs	—	(382)	(366)	(748)
(Loss) income before income and other taxes and net gains on sales of land parcels and discontinued operations	(1,281)	(2,681)	11,871	7,909
Income and other tax (expense) benefit	(57)	—	(6)	(63)
Net gain on sales of land parcels	4,217	—	—	4,217
Net gain on sales of discontinued operations	169	—	13,259	13,428
Net income (loss)	$3,048	$(2,681)	$25,124	$25,491

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company.

(3)	Represents the Company’s/Operating Partnership's current economic ownership interest.

(4)	A development project with a noncontrolling interest balance of $75.8 million is not a VIE.

The Company admitted an 80% institutional partner to two separate entities/transactions (one in December 2010 and the other in August 2011), each owning a developable land parcel, in exchange for $40.1 million in cash and retained a 20% equity interest in both of these entities. These land parcels are now unconsolidated. Total project costs are approximately $232.8 million and construction will be predominantly funded with two separate long-term, non-recourse secured loans from the partner. While the Company is the managing member of both of the joint ventures, is responsible for constructing both of the projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects, neither of which is a VIE. The Company's remaining funding obligations are currently estimated at $5.4 million.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above and taxes and fees of $0.4 million and $0.3 million, respectively. Restricted deposits were made to the venture of $26.0 million and $17.5 million, respectively, to collateralize construction guarantees. As of December 31, 2011, Toll Brothers' noncontrolling interest balance totaled $75.8 million.

During the year ended December 31, 2010, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units in exchange for an approximate $30.0 million payment to its partner. In addition, the Company repaid the net $70.0 million mortgage loan, which was to mature on May 1, 2010, concurrent with closing using proceeds drawn from the Company's line of credit. The Company also sold its 25% equity interest in the remaining 24 unconsolidated properties containing 5,635 apartment units in exchange for an approximate $25.4 million payment from its partner and the related $264.8 million in non-recourse mortgage debt was extinguished by the partner at closing.
The Company is the controlling partner in various consolidated partnership properties and development properties having a noncontrolling interest book value of $74.3 million at December 31, 2011. The Company has identified certain development partnerships as VIEs as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any) despite the fact that each partner legally owns 50% of each venture. The Company is the primary beneficiary as it exerts the most significant power over the ventures, absorbs the majority of the expected losses and has the right to receive a majority of the expected residual returns. The assets net of liabilities of the Company’s VIEs are restricted in their use to the specific VIE to which they relate and are not available for general corporate use. The Company does not have any unconsolidated VIEs.

Deposits - Restricted	12 Months Ended
Dec. 31, 2011
Deposits - Restricted [Abstract]
Restricted Cash And Cash Equivalents Disclosure [Text Block]

7.	Deposits – Restricted
The following table presents the Company’s restricted deposits as of December 31, 2011 and 2010 (amounts in thousands):

	December 31, 2011	December 31, 2010
Tax–deferred (1031) exchange proceeds	$53,668	$103,887
Earnest money on pending acquisitions	7,882	9,264
Restricted deposits on debt	2,370	18,966
Restricted deposits on real estate investments	43,970	—
Resident security and utility deposits	40,403	40,745
Other	3,944	8,125
Totals	$152,237	$180,987

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Disclosure [Text Block]
Debt
EQR does not have any indebtedness as all debt is incurred by the Operating Partnership. EQR guarantees the Operating Partnership's $500.0 million unsecured senior term loan and also guarantees the Operating Partnership's revolving credit facility up to the maximum amount and for the full term of the facility.

Mortgage Notes Payable
As of December 31, 2011, the Company had outstanding mortgage debt of approximately $4.1 billion.
During the year ended December 31, 2011, the Company:

▪	Repaid $991.7 million of mortgage loans;

▪	Obtained $190.9 million of new mortgage loan proceeds; and

▪	Assumed $158.2 million of mortgage debt on five acquired properties.
The Company recorded approximately $4.4 million of write-offs of unamortized deferred financing costs during the year ended December 31, 2011 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2011, the Company had $455.6 million of secured debt subject to third party credit enhancement.
As of December 31, 2011, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2011, the interest rate range on the Company’s mortgage debt was 0.05% to 11.25%. During the year ended December 31, 2011, the weighted average interest rate on the Company’s mortgage debt was 4.84%.
The historical cost, net of accumulated depreciation, of encumbered properties was $4.9 billion and $5.6 billion at December 31, 2011 and 2010, respectively.
As of December 31, 2010, the Company had outstanding mortgage debt of approximately $4.8 billion.

During the year ended December 31, 2010, the Company:

▪	Repaid $652.1 million of mortgage loans;

▪	Obtained $173.6 million of new mortgage loan proceeds;

▪	Assumed $359.1 million of mortgage debt on seven acquired properties;

▪	Was released from $40.0 million of mortgage debt assumed by the purchaser on two disposed properties; and

▪
Assumed $112.6 million of mortgage debt on seven previously unconsolidated properties and repaid the net $70.0 million mortgage loan (net of $42.6 million of cash collateral held by the lender) concurrent with closing using proceeds drawn from the Company's line of credit.

The Company recorded approximately $2.5 million and $1.0 million of prepayment penalties and write-offs of unamortized deferred financing costs, respectively, during the year ended December 31, 2010 as additional interest expense related to debt extinguishment of mortgages.
As of December 31, 2010, the Company had $543.4 million of secured debt subject to third party credit enhancement.
As of December 31, 2010, scheduled maturities for the Company’s outstanding mortgage indebtedness were at various dates through September 1, 2048. At December 31, 2010, the interest rate range on the Company’s mortgage debt was 0.21% to 11.25%. During the year ended December 31, 2010, the weighted average interest rate on the Company’s mortgage debt was 4.79%.

Notes
The following tables summarize the Company’s unsecured note balances and certain interest rate and maturity date information as of and for the years ended December 31, 2011 and 2010, respectively:

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013
Totals	$5,185,180

(1)	At December 31, 2011 and 2010, $300.0 million in fair value interest rate swaps converts a portion of the $400.0 million face value 5.200% notes due April 1, 2013 to a floating interest rate.
The Company’s unsecured public debt contains certain financial and operating covenants including, among other things, maintenance of certain financial ratios. The Company was in compliance with its unsecured public debt covenants for both the years ended December 31, 2011 and 2010.
An unlimited amount of equity and debt securities remains available for issuance by EQR and ERPOP under effective shelf registration statements filed with the SEC. Most recently, EQR and ERPOP filed a universal shelf registration statement for an unlimited amount of equity and debt securities that became automatically effective upon filing with the SEC in October 2010 and expires on October 15, 2013. Per the terms of ERPOP's partnership agreement, EQR contributes the net proceeds of all equity offerings to the capital of ERPOP in exchange for additional OP Units (on a one-for-one Common Share per OP Unit basis) or preference units (on a one-for-one preferred share per preference units basis).
During the year ended December 31, 2011, the Company:

▪	Repaid $93.1 million of 6.95% unsecured notes at maturity;

▪	Exercised the second of its two one-year extension options for its $500.0 million term loan facility and as a result, the maturity date is now October 5, 2012;

▪	Redeemed $482.5 million of its 3.85% unsecured notes with a final maturity of 2026 at par and no premium was paid; and

▪
Issued $1.0 billion of ten-year 4.625% fixed rate public notes in a public offering, receiving net proceeds of $996.2 million before underwriting fees and other expenses. The notes are at an all-in effective interest rate of approximately 6.2% after termination of various forward starting swaps in conjunction with the issuance (see Note 9 for further discussion).

During the year ended December 31, 2010, the Company:

▪
Issued $600.0 million of ten-year 4.75% fixed rate public notes in a public offering at an all-in effective interest rate of 5.09%, receiving net proceeds of $595.4 million before underwriting fees and other expenses.

On December 2, 2011, the Company obtained a commitment for a senior unsecured bridge loan facility in an aggregate principal amount not to exceed $1.0 billion to finance the potential acquisition of an ownership interest in Archstone, a privately-held owner, operator and developer of multifamily apartment properties. The Company paid fees of $2.6 million to structure this facility, which were recorded as deferred financing costs and amortized in 2011. See Note 18 for discussion on the cancellation of this facility.
On October 11, 2007, the Company closed on a $500.0 million senior unsecured term loan. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012. The Company has the ability to increase available borrowings by an additional $250.0 million under certain circumstances. The loan bears interest at variable rates based upon LIBOR plus a spread (currently 0.50%) dependent upon the current credit rating on the Company’s long-term senior unsecured debt.

On August 23, 2006, the Company issued $650.0 million of exchangeable notes that were to mature on August 15, 2026. The notes bore interest at a fixed rate of 3.85%. The notes were exchangeable into Common Shares, at the option of the holders, under specific circumstances or on or after August 15, 2025, at an exchange rate of 16.3934 shares per $1,000 principal amount of notes (equivalent to an exchange price of $61.00 per share). On August 18, 2011 (the "Redemption Date"), the Operating Partnership redeemed all of the outstanding notes for $482.5 million in cash, which was equal to 100% of the principal amount of such notes, plus accrued and unpaid interest up to but excluding the Redemption Date. See Note 2 for more information on the change in the recognition of interest expense for these notes.

Lines of Credit

In July 2011, the Company replaced its then existing unsecured revolving credit facility with a new $1.25 billion unsecured revolving credit facility maturing on July 13, 2014, subject to a one-year extension option exercisable by the Company. The Company has the ability to increase available borrowings by an additional $500.0 million by adding additional banks to the facility or obtaining the agreement of existing banks to increase their commitments. See Note 18 for discussion on the increase of available borrowings for this facility. The interest rate on advances under the new credit facility will generally be LIBOR plus a spread (currently 1.15%) and the Company pays an annual facility fee of 0.2%. Both the spread and the facility fee are dependent on the credit rating of the Company's long-term debt. This facility replaced the Company's $1.425 billion facility which was scheduled to mature in February 2012. The Company wrote-off $0.2 million in unamortized deferred financing costs related to the old facility.

As of December 31, 2011, the amount available on the new credit facility was $1.22 billion (net of $31.8 million which was restricted/dedicated to support letters of credit) and there was no amount outstanding. During the year ended December 31, 2011, the weighted average interest rate was 1.42%. As of December 31, 2010, the amount available on the old credit facility was $1.28 billion (net of $147.3 million which was restricted/dedicated to support letters of credit and net of $75.0 million which had been committed by a now bankrupt financial institution and was not available for borrowing) and there was no amount outstanding. During the year ended December 31, 2010, the weighted average interest rate was 0.66%.

Other

The following table provides a summary of the aggregate payments of principal on all debt for each of the next five years and thereafter (amounts in thousands):

Year	Total (1)
2012	$1,161,582	(2)
2013	579,675
2014	588,340
2015	418,900
2016	1,190,038
Thereafter	5,782,526
Total	$9,721,061

(1)	Principal payments on all debt include amortization of any discounts or premiums related to the debt. Premiums and discounts are amortized over the life of the debt.

(2)
Includes the Company's $500.0 million term loan facility. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012.

Derivative and Other Fair Value Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Derivatives and Fair Value [Text Block]
Derivative and Other Fair Value Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately $4.1 billion and $5.6 billion, respectively, at December 31, 2011. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately $4.3 billion and $6.0 billion, respectively, at December 31, 2011. The carrying values of the Company’s mortgage notes payable and unsecured notes were approximately $4.8 billion and $5.2 billion, respectively, at December 31, 2010. The fair values of the Company’s mortgage notes payable and unsecured notes were approximately $4.7 billion and $5.5 billion, respectively, at December 31, 2010. The fair values of the Company’s financial instruments (other than mortgage notes payable, unsecured notes, derivative instruments and investment securities) including cash and cash equivalents and other financial instruments, approximate their carrying or contract values.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
The following table summarizes the Company’s consolidated derivative instruments at December 31, 2011 (dollar amounts are in thousands):

	Fair Value Hedges (1)	Forward Starting Swaps (2)
Current Notional Balance	$315,693	$200,000
Lowest Possible Notional	$315,693	$200,000
Highest Possible Notional	$317,694	$200,000
Lowest Interest Rate	2.009%	3.478%
Highest Interest Rate	4.800%	4.695%
Earliest Maturity Date	2012	2023
Latest Maturity Date	2013	2023

(1)	Fair Value Hedges – Converts outstanding fixed rate debt to a floating interest rate.

(2)
Forward Starting Swaps – Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations in 2014 and are targeted to 2013 issuances.

In June 2011, the Company's remaining development cash flow hedge matured.
A three-level valuation hierarchy exists for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company’s derivative positions are valued using models developed by the respective counterparty as well as models developed internally by the Company that use as their basis readily observable market parameters (such as forward yield curves and credit default swap data). Employee holdings other than Common Shares within the supplemental executive retirement plan (the “SERP”) are valued using quoted market prices for identical assets and are included in other assets and other liabilities on the consolidated balance sheet. The Company’s investment securities are valued using quoted market prices or readily available market interest rate data. Redeemable Noncontrolling Interests – Operating Partnership/Redeemable Limited Partners are valued using the quoted market price of Common Shares.
The following tables provide a summary of the fair value measurements for each major category of assets and liabilities measured at fair value on a recurring basis and the location within the accompanying Consolidated Balance Sheets at December 31, 2011 and 2010, respectively (amounts in thousands):

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$8,972	$—	$8,972	$—
Supplemental Executive Retirement Plan	Other Assets	71,426	71,426	—	—
Available-for-Sale Investment Securities	Other Assets	1,550	1,550	—	—
Total		$81,948	$72,976	$8,972	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$32,278	$—	$32,278	$—
Supplemental Executive Retirement Plan	Other Liabilities	71,426	71,426	—	—
Total		$103,704	$71,426	$32,278	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$416,404	$—	$416,404	$—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2010	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$12,521	$—	$12,521	$—
Forward Starting Swaps	Other Assets	3,276	—	3,276	—
Supplemental Executive Retirement Plan	Other Assets	58,132	58,132	—	—
Available-for-Sale Investment Securities	Other Assets	1,194	1,194	—	—
Total		$75,123	$59,326	$15,797	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$37,756	$—	$37,756	$—
Development Cash Flow Hedges	Other Liabilities	1,322	—	1,322	—
Supplemental Executive Retirement Plan	Other Liabilities	58,132	58,132	—	—
Total		$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	383,540	—	383,540	—

The following table provides a summary of the fair value measurements for each major category of assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2010 (amounts in thousands):

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)
Total	$56,000	$—	$—	$56,000	$(45,380)

The Company's real estate asset impairment charges were the result of an analysis of the parcels' estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to their current capitalized carrying value. The market assumptions used as inputs to the Company's fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company's current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs. The valuation techniques used to measure fair value is consistent with how similar assets were measured in prior periods. See Note 18 for further discussion.
The following tables provide a summary of the effect of fair value hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

December 31, 2011 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(3,549)	Fixed rate debt	Interest expense	$3,549
Total		$(3,549)			$3,549

December 31, 2010 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)
Total		$7,335			$(7,335)

December 31, 2009 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167
Total		$(1,167)			$1,167

The following tables provide a summary of the effect of cash flow hedges on the Company’s accompanying Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

	Effective Portion			Ineffective Portion
December 31, 2011 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(145,090)	Interest expense	$(4,343)	Interest expense	$(170)
Development Interest Rate Swaps/Caps	1,322	Interest expense	—	N/A	—
Total	$(143,768)		$(4,343)		$(170)

	Effective Portion			Ineffective Portion
December 31, 2010 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—
Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
December 31, 2009 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—
Total	$37,676		$(3,724)		$—

As of December 31, 2011 and 2010, there were approximately $197.6 million and $58.3 million in deferred losses, net, included in accumulated other comprehensive (loss), respectively, related to derivative instruments. Based on the estimated fair values of the net derivative instruments at December 31, 2011, the Company may recognize an estimated $19.5 million of accumulated other comprehensive (loss) as additional interest expense during the year ending December 31, 2012.
In December 2011, the Company paid approximately $153.2 million to settle various forward starting swaps in conjunction with the issuance of $1.0 billion of ten-year fixed rate public notes. The ineffective portion of $0.2 million and accrued interest of $5.9 million were recorded as interest expense. The remaining amount of $147.1 million will be deferred as a component of accumulated other comprehensive (loss) and is recognized as an increase to interest expense over the approximate term of the notes.
In July 2010, the Company paid approximately $10.0 million to settle a forward starting swap in conjunction with the issuance of $600.0 million of ten-year fixed rate public notes. The entire amount was deferred as a component of accumulated other comprehensive (loss) and is being recognized as an increase to interest expense over the term of the notes.
In January 2009, the Company received approximately $0.4 million to terminate a fair value hedge of interest rates in conjunction with the public tender of the Company’s 4.75% fixed rate public notes due June 15, 2009. Approximately $0.2 million of the settlement received was deferred and recognized as a reduction of interest expense through the maturity on June 15, 2009.
In April and May 2009, the Company received approximately $10.8 million to terminate six treasury locks in conjunction with the issuance of a $500.0 million 11-year mortgage loan. The entire amount was deferred as a component of accumulated other comprehensive income and is recognized as a reduction of interest expense over the first ten years of the mortgage loan.
During the year ended December 31, 2009, the Company sold a majority of its investment securities, receiving proceeds of approximately $215.8 million, and recorded a $4.9 million realized gain on sale (specific identification) which is included in interest and other income.
The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2011 and 2010, respectively (amounts in thousands):

		Other Assets
December 31, 2011 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income

Available -for-Sale Investment Securities	N/A	$675	$875	$—	$1,550	$—
Total		$675	$875	$—	$1,550	$—

		Other Assets
December 31, 2010 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—
Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share And Earnings Per Unit [Text Block]
Earnings Per Share and Earnings Per Unit

Equity Residential
The following tables set forth the computation of net income per share – basic and net income per share – diluted for the Company (amounts in thousands except per share amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per share – basic:
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Allocation to Noncontrolling Interests – Operating Partnership, net	(2,738)	4,732	4,273
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Net income attributable to Preference Interests and Units	—	—	(9)
Preferred distributions	(13,865)	(14,368)	(14,479)
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	59,008	(97,209)	(72,877)
Discontinued operations, net of Noncontrolling Interests	820,712	366,451	420,671
Numerator for net income per share – basic	$879,720	$269,242	$347,794
Numerator for net income per share – diluted (1):
Income from continuing operations	$76,443
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(832)
Preferred distributions	(13,865)
Income from continuing operations available to Common Shares	61,746
Discontinued operations, net	858,754
Numerator for net income per share – diluted (1)	$920,500	$269,242	$347,794
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	294,856	282,888	273,609
Effect of dilutive securities:
OP Units	13,206
Long-term compensation shares/units	4,003
Denominator for net income per share – diluted (1)	312,065	282,888	273,609
Net income per share – basic	$2.98	$0.95	$1.27
Net income per share – diluted	$2.95	$0.95	$1.27
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.200	$(0.344)	$(0.266)
Discontinued operations, net of Noncontrolling Interests	2.784	1.296	1.537
Net income per share – basic	$2.984	$0.952	$1.271
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per share – diluted	$2.950	$0.952	$1.271
Distributions declared per Common Share outstanding	$1.58	$1.47	$1.64

(1)
Potential common shares issuable from the assumed conversion of OP Units and the exercise/vesting of long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per share calculation as the Company had a loss from continuing operations for the years ended December 31, 2010 and 2009, respectively.

Convertible preferred shares/units that could be converted into 0, 325,103 and 402,501 weighted average Common Shares for the years ended December 31, 2011, 2010 and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per share because the effects would be anti-dilutive. In addition, the effect of the Common Shares that could ultimately be issued upon the conversion/exchange of the Operating Partnership’s $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per share because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.
ERP Operating Limited Partnership
The following tables set forth the computation of net income per Unit – basic and net income per Unit – diluted for the Operating Partnership (amounts in thousands except per Unit amounts):

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Allocation to Preference Units	(13,865)	(14,368)	(14,479)
Allocation to Preference Interests and Junior Preference Units	—	—	(9)
Income (loss) from continuing operations available to Units	61,746	(101,941)	(77,150)
Discontinued operations, net	858,754	384,282	445,249
Numerator for net income per Unit – basic and diluted (1)	$920,500	$282,341	$368,099
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	308,062	296,527	289,167
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	4,003
Denominator for net income per Unit – diluted (1)	312,065	296,527	289,167
Net income per Unit – basic	$2.98	$0.95	$1.27
Net income per Unit – diluted	$2.95	$0.95	$1.27
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.200	$(0.344)	$(0.266)
Discontinued operations, net	2.784	1.296	1.537
Net income per Unit – basic	$2.984	$0.952	$1.271
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per Unit – diluted	$2.950	$0.952	$1.271
Distributions declared per Unit outstanding	$1.58	$1.47	$1.64

(1)
Potential Units issuable from the assumed exercise/vesting of the Company's long-term compensation shares/units are automatically anti-dilutive and therefore excluded from the diluted earnings per Unit calculation as the Operating Partnership had a loss from continuing operations for the years ended December 31, 2010 and 2009, respectively.

Convertible preference interests/units that could be converted into 0, 325,103 and 402,501 weighted average Common Shares (which would be contributed to the Operating Partnership in exchange for OP Units) for the years ended December 31, 2011, 2010 and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive. In addition, the effect of the Common Shares/OP Units that could ultimately be issued upon the conversion/exchange of the Company's $650.0 million exchangeable senior notes ($482.5 million outstanding were redeemed on August 18, 2011) was not included in the computation of diluted earnings per Unit because the effects would be anti-dilutive.
For additional disclosures regarding the employee share options and restricted shares, see Notes 2 and 12.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Discontinued Operations
Discontinued Operations

The Company has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of and all properties held for sale, if any. Results are reflective of dispositions through March 31, 2012.

The components of discontinued operations are outlined below and include the results of operations for the respective periods that the Company owned such assets during each of the years ended December 31, 2011, 2010 and 2009 (amounts in thousands).

	Year Ended December 31,
	2011	2010	2009
REVENUES
Rental income	$116,350	$308,945	$395,719
Total revenues	116,350	308,945	395,719

EXPENSES (1)
Property and maintenance	52,462	119,720	148,449
Real estate taxes and insurance	8,836	25,904	37,229
Depreciation	21,201	64,791	86,175
General and administrative	53	42	43
Total expenses	82,552	210,457	271,896

Discontinued operating income	33,798	98,488	123,823

Interest and other income	184	800	127
Other expenses	—	—	(11)
Interest (2):
Expense incurred, net	(1,120)	(12,584)	(14,262)
Amortization of deferred financing costs	(840)	(292)	(800)
Income and other tax (expense) benefit	243	(86)	1,073

Discontinued operations	32,265	86,326	109,950
Net gain on sales of discontinued operations	826,489	297,956	335,299

Discontinued operations, net	$858,754	$384,282	$445,249

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.
For the properties sold during 2011 and the first three months of 2012, the investment in real estate, net of accumulated depreciation, and the mortgage notes payable balances at December 31, 2010 were $732.0 million and $104.4 million, respectively.

Share Incentive Plans	12 Months Ended
Dec. 31, 2011
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Incentive Plans
Share Incentive Plans

Any Common Shares issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing OP Units to EQR on a one-for-one basis with ERPOP receiving the net cash proceeds of such issuances.
On June 16, 2011, the shareholders of EQR approved the Company's 2011 Plan. The 2011 Plan reserved 12,980,741 Common Shares for issuance. In conjunction with the approval of the 2011 Plan, no further awards may be granted under the 2002 Share Incentive Plan. The 2011 Plan expires on June 16, 2021. As of December 31, 2011, 12,473,580 shares were available for future issuance.
Pursuant to the 2011 Plan, the 2002 Share Incentive Plan, as restated, and the Amended and Restated 1993 Share Option and Share Award Plan, as amended (collectively the “Share Incentive Plans”), officers, trustees and key employees of the Company may be granted share options to acquire Common Shares (“Options”) including non-qualified share options (“NQSOs”), incentive share options (“ISOs”) and share appreciation rights (“SARs”), or may be granted restricted or non-restricted shares (including performance-based awards), subject to conditions and restrictions as described in the Share Incentive Plans. Prior to 2007, certain executive officers of the Company participated in the Company’s performance-based restricted share plan but the Company has not awarded any performance-based award grants since 2006. Options, SARs, restricted shares, performance shares and LTIP Units (see discussion below) are sometimes collectively referred to herein as “Awards”.
The Options are generally granted at the fair market value of the Company’s Common Shares at the date of grant, vest in three equal installments over a three-year period, are exercisable upon vesting and expire ten years from the date of grant. The exercise price for all Options under the Share Incentive Plans is equal to the fair market value of the underlying Common Shares at the time the Option is granted. Options exercised result in new Common Shares being issued on the open market. The 2002 Share Incentive Plan and the Amended and Restated 1993 Share Option and Share Award Plan, as amended, will terminate at such time as all outstanding Awards have expired or have been exercised/vested. The Board of Trustees may at any time amend or terminate the Share Incentive Plans, but termination will not affect Awards previously granted. Any Options which had vested prior to such a termination would remain exercisable by the holder.
Restricted shares that have been awarded through December 31, 2011 generally vest three years from the award date. In addition, the Company’s unvested restricted shareholders have the same voting rights as any other Common Share holder. During the three-year period of restriction, the Company’s unvested restricted shareholders receive quarterly dividend payments on their shares at the same rate and on the same date as any other Common Share holder. As a result, dividends paid on unvested restricted shares are included as a component of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to the lapsing of the restriction, the shares are generally canceled.
In December 2008, the Company’s then existing 2002 Share Incentive Plan was amended to allow for the issuance of long-term incentive plan units (“LTIP Units”) to officers of the Company as an alternative to the Company’s restricted shares. The 2011 Plan also allows for the issuance of LTIP Units. LTIP Units are a class of partnership interests that under certain conditions, including vesting, are convertible by the holder into an equal number of OP Units, which are redeemable by the holder for Common Shares on a one-for-one basis or the cash value of such shares at the option of the Company. In connection with the grant of long-term incentive compensation for services provided during a year, officers of the Company are allowed to choose, on a one-for-one basis, between restricted shares and LTIP Units. In January 2011, certain holders of restricted shares converted these shares into LTIP Units. Similar to restricted shares, LTIP Units generally vest three years from the award date. In addition, LTIP Unit holders receive quarterly dividend payments on their LTIP Units at the same rate and on the same date as any other OP Unit holder. As a result, dividends paid on LTIP Units are included as a component of Noncontrolling Interests – Operating Partnership/Limited Partners' capital and have not been considered in reducing net income available to Common Shares/Units in a manner similar to the Company’s preferred share/preference unit dividends for the earnings per share/Unit calculation. If employment is terminated prior to vesting, the LTIP Units are generally canceled. An LTIP Unit will automatically convert to an OP Unit when the capital account of each LTIP Unit increases (“books-up”) to a specified target. If the capital target is not attained within ten years following the date of issuance, the LTIP Unit will automatically be canceled and no compensation will be payable to the holder of such canceled LTIP Unit.
All Trustees, with the exception of the Company's non-executive Chairman and employee Trustees, are granted options and restricted shares that vest one-year from the grant date that corresponds to the term for which he or she has been elected to serve. The non-executive Chairman's grants vest over the same term or period as all other employees.
The Company's Share Incentive Plans provide for certain benefits upon retirement. For employees hired prior to January 1, 2009, retirement generally means the termination of employment (other than for cause): (i) on or after age 62; or (ii) prior to age 62 after meeting the requirements of the Rule of 70 (described below). For employees hired after January 1, 2009, retirement generally means the termination of employment (other than for cause) after meeting the requirements of the Rule of 70. For Trustees, retirement generally means termination of service on the Board (other than for cause) on or after age 72.
The Rule of 70 is met when an employee’s years of service with the Company (which must be at least 15 years) plus his or her age (which must be at least 55 years) on the date of termination equals or exceeds 70 years. In addition, the employee must give the Company at least 6 months’ advance written notice of his or her intention to retire and sign a release upon termination of employment, releasing the Company from customary claims and agreeing to ongoing non-competition and employee non-solicitation provisions.
Under the Company's definitions of retirement, several of its executive officers, including its Chief Executive Officer, are retirement eligible. The Company's non-executive Chairman is retirement eligible in 2013.
For employees hired prior to January 1, 2009 who retire at or after age 62 or for Trustees who retire at or after age 72, such employee’s or Trustee's unvested restricted shares, LTIP Units and share options would immediately vest, and share options would continue to be exercisable for the balance of the applicable ten-year option period, as is provided under the Share Incentive Plans. For all other employees (those hired after January 1, 2009 and those hired before such date who choose to retire prior to age 62), upon such retirement under the Rule of 70 definition of retirement of employees, such employee’s unvested restricted shares, LTIP Units and share options would continue to vest per the original vesting schedule (subject to immediate vesting upon the occurrence of a subsequent change in control of the Company or the employee’s death), and options would continue to be exercisable for the balance of the applicable ten-year option period, subject to the employee’s compliance with the non-competition and employee non-solicitation provisions. If an employee violates these provisions after such retirement, all unvested restricted shares, unvested LTIP Units and unvested and vested share options at the time of the violation would be void, unless otherwise determined by the Compensation Committee of the Board of Trustees.
The following tables summarize compensation information regarding the performance shares, restricted shares, LTIP Units, share options and Employee Share Purchase Plan (“ESPP”) for the three years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—
Total	$17,843	$1,961	$19,804	$1,881

Compensation expense is generally recognized for Awards as follows:

•	Restricted shares, LTIP Units and share options – Straight-line method over the vesting period of the options or shares regardless of cliff or ratable vesting distinctions.

•	Performance shares – Accelerated method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end.

•	ESPP discount – Immediately upon the purchase of common shares each quarter.
The Company accelerates the recognition of compensation expense for all Awards for those individuals approaching or meeting the retirement age criteria discussed above. The total compensation expense related to Awards not yet vested at December 31, 2011 is $22.8 million, which is expected to be recognized over a weighted average term of 1.67 years.
See Note 2 for additional information regarding the Company’s share-based compensation.
The table below summarizes the Award activity of the Share Incentive Plans for the three years ended December 31, 2011, 2010 and 2009:

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2011, 2010 and 2009 was $8.18 per share, $6.18 per share and $3.38 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $74.8 million, $39.6 million and $2.8 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2011, 2010 and 2009 was $14.0 million, $9.1 million and $8.0 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2011 was $5.5 million.
The following table summarizes information regarding options outstanding and exercisable at December 31, 2011:

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	2,101,071	5.79	$23.17	1,335,909	$23.23
$24.94 to $31.16	755,411	1.19	$28.34	755,411	$28.34
$31.17 to $37.39	1,896,070	6.27	$32.53	1,019,788	$32.16
$37.40 to $43.62	1,617,066	5.14	$40.56	1,617,066	$40.56
$43.63 to $49.86	61,397	8.52	$48.40	4,202	$45.25
$49.87 to $56.09	2,119,010	7.93	$53.52	683,174	$53.50
$56.10 to $62.32	43,995	9.47	$59.23	—	—
$18.70 to $62.32	8,594,020	5.94	$36.81	5,415,550	$34.64
Vested and expected to vest as of December 31, 2011	8,507,188	5.91	$36.68

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2011 is $173.2 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2011 is $121.3 million and 4.5 years, respectively.
Note: The aggregate intrinsic values in Notes (1) and (2) above were both calculated as the excess, if any, between the Company’s closing share price of $57.03 per share on December 31, 2011 and the strike price of the underlying awards.
As of December 31, 2010 and 2009, 6,786,651 Options (with a weighted average exercise price of $34.89) and 7,974,815 Options (with a weighted average exercise price of $33.55) were exercisable, respectively.

Employee Plans	12 Months Ended
Dec. 31, 2011
Employee Plans [Abstract]
Employee Plans
Employee Plans
The Company established an Employee Share Purchase Plan to provide each employee and trustee the ability to annually acquire up to $100,000 of Common Shares of EQR. In 2003, EQR's shareholders approved an increase in the aggregate number of Common Shares available under the ESPP to 7,000,000 (from 2,000,000). The Company has 3,290,863 Common Shares available for purchase under the ESPP at December 31, 2011. The Common Shares may be purchased quarterly at a price equal to 85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter. The following table summarizes information regarding the Common Shares issued under the ESPP (the net proceeds noted below were contributed to ERPOP in exchange for OP Units):

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands except share and per share amounts)
Shares issued	113,107	157,363	324,394
Issuance price ranges	$44.04 – $51.19	$28.26 – $41.16	$14.21 – $24.84
Issuance proceeds	$5,262	$5,112	$5,292

The Company established a defined contribution plan (the “401(k) Plan”) to provide retirement benefits for employees that meet minimum employment criteria. The Company matches dollar for dollar up to the first 3% of eligible compensation that a participant contributes to the 401(k) Plan. Participants are vested in the Company’s contributions over five years. The Company recognized an expense in the amount of $3.7 million, $4.0 million and $3.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.
The Company established a supplemental executive retirement plan (the “SERP”) to provide certain officers and trustees an opportunity to defer a portion of their eligible compensation in order to save for retirement. The SERP is restricted to investments in Common Shares, certain marketable securities that have been specifically approved and cash equivalents. The deferred compensation liability represented in the SERP and the securities issued to fund such deferred compensation liability are consolidated by the Company and carried on the Company’s balance sheet, and the Company’s Common Shares held in the SERP are accounted for as a reduction to paid in capital (included in general partner's capital in the Operating Partnership's financial statements).

Distribution Reinvestment and Share Purchase Plan	12 Months Ended
Dec. 31, 2011
Distribution Reinvestment and Share Purchase Plan [Abstract]
Distribution Reinvestment and Share Purchase Plan
Distribution Reinvestment and Share Purchase Plan
On December 16, 2008, the Company filed with the SEC a Form S-3 Registration Statement to register 5,000,000 Common Shares pursuant to a Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan"). The registration statement was automatically declared effective the same day and was to expire at the earlier of the date on which all 5,000,000 shares had been issued or December 16, 2011. On November 18, 2011, the Company filed with the SEC a Form S-3 Registration Statement to register 4,850,000 Common Shares under the DRIP Plan, which included the remaining shares available for issuance under the 2008 registration, which terminated as of such date. The registration statement was automatically declared effective the same day and expires at the earlier of the date on which all 4,850,000 shares have been issued or November 18, 2014. The Company has 4,849,796 Common Shares available for issuance under the DRIP Plan at December 31, 2011.
The DRIP Plan provides holders of record and beneficial owners of Common Shares and Preferred Shares with a simple and convenient method of investing cash distributions in additional Common Shares (which is referred to herein as the “Dividend Reinvestment – DRIP Plan”). Common Shares may also be purchased on a monthly basis with optional cash payments made by participants in the DRIP Plan and interested new investors, not currently shareholders of EQR, at the market price of the Common Shares less a discount ranging between 0% and 5%, as determined in accordance with the DRIP Plan (which is referred to herein as the “Share Purchase – DRIP Plan”). Common Shares purchased under the DRIP Plan may, at the option of EQR, be directly issued by EQR or purchased by EQR's transfer agent in the open market using participants’ funds. The net proceeds from any Common Share issuances are contributed to ERPOP in exchange for OP Units.

Transactions With Related Parties	12 Months Ended
Dec. 31, 2011
Transactions With Related Parties [Abstract]
Related Party Transactions Disclosure [Text Block]
Transactions with Related Parties
Pursuant to the terms of the partnership agreement for the Operating Partnership, ERPOP is required to reimburse EQR for all expenses incurred by EQR in excess of income earned by EQR through its indirect 1% ownership of various entities. Amounts paid on behalf of EQR are reflected in the consolidated statements of operations as general and administrative expenses.
The Company leases its corporate headquarters from an entity controlled by EQR’s Chairman of the Board of Trustees. The lease terminates on January 31, 2022. Amounts incurred for such office space for the years ended December 31, 2011, 2010 and 2009, respectively, were approximately $2.2 million, $2.7 million and $3.0 million. The Company believes these amounts equal market rates for such rental space.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company, as an owner of real estate, is subject to various Federal, state and local environmental laws. Compliance by the Company with existing laws has not had a material adverse effect on the Company. However, the Company cannot predict the impact of new or changed laws or regulations on its current properties or on properties that it may acquire in the future.

The Company is party to a housing discrimination lawsuit brought by a non-profit civil rights organization in April 2006 in the U.S. District Court for the District of Maryland. The suit alleges that the Company designed and built approximately 300 of its properties in violation of the accessibility requirements of the Fair Housing Act and Americans With Disabilities Act. The suit seeks actual and punitive damages, injunctive relief (including modification of non-compliant properties), costs and attorneys' fees. The Company believes it has a number of viable defenses, including that a majority of the named properties were completed before the operative dates of the statutes in question and/or were not designed or built by the Company. Accordingly, the Company is defending the suit vigorously. Due to the pendency of the Company's defenses and the uncertainty of many other critical factual and legal issues, it is not possible to determine or predict the outcome of the suit or a possible loss or a range of loss, and no amounts have been accrued at December 31, 2011. While no assurances can be given, the Company does not believe that the suit, if adversely determined, would have a material adverse effect on the Company.

The Company does not believe there is any other litigation pending or threatened against it that, individually or in the aggregate, may reasonably be expected to have a material adverse effect on the Company.

The Company had established a reserve and recorded a corresponding reduction to its net gain on sales of discontinued operations related to potential liabilities associated with its condominium conversion activities. The reserve covered potential product liability related to each conversion. The Company periodically assessed the adequacy of the reserve and made adjustments as necessary. During the year ended December 31, 2011, the Company recorded additional reserves of approximately $0.1 million, paid approximately $2.3 million in settlements and legal fees and released approximately $1.1 million of remaining reserves. No amounts remain accrued at December 31, 2011 as the Company does not believe it has material exposure remaining for its past condominium conversion activities.

As of December 31, 2011, the Company has six consolidated projects totaling 1,535 apartment units in various stages of development with commitments to fund of approximately $351.2 million and estimated completion dates ranging through March 31, 2014, as well as other completed development projects that are in various stages of lease up or are stabilized. The consolidated projects under development are being developed solely by the Company, while certain completed development projects were either developed solely by the Company or co-developed with various third party development partners. The development venture agreements with partners are primarily deal-specific, with differing terms regarding profit-sharing, equity contributions, returns on investment, buy-sell agreements and other customary provisions. The partner is most often the “general” or “managing” partner of the development venture. The typical buy-sell arrangements contain appraisal rights and provisions that provide the right, but not the obligation, for the Company to acquire the partner's interest in the project at fair market value upon the expiration of a negotiated time period (typically two to five years after substantial completion of the project).

As of December 31, 2011, the Company has two unconsolidated projects totaling 945 apartment units under development with commitments to fund of approximately $5.4 million and estimated completion dates ranging through September 30, 2013. While the Company is the managing member of both of the joint ventures, is responsible for constructing both projects and has given certain construction cost overrun guarantees, all major decisions are made jointly, the large majority of funding is provided by the partner and the partner has significant involvement in and oversight of the ongoing projects. The buy-sell arrangements contain provisions that provide the right, but not the obligation, for the Company to acquire the partner's interests or sell its interests at any time following the occurrence of certain pre-defined events (including at stabilization) described in the development venture agreements.

In December 2011, the Company and Toll Brothers (NYSE: TOL) jointly acquired a vacant land parcel at 400 Park Avenue South in New York City. The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet. The acquisition was financed through contributions by the Company and Toll Brothers of approximately $102.5 million and $75.7 million, respectively, which included the land purchase noted above and taxes and fees of $0.4 million and $0.3 million, respectively. Restricted deposits were made to the venture of $26.0 million and $17.5 million, respectively, to collateralize construction guarantees. As of December 31, 2011, Toll Brothers' noncontrolling interest balance totaled $75.8 million.
During the years ended December 31, 2011, 2010 and 2009, total operating lease payments expensed for office space, including a portion of real estate taxes, insurance, repairs and utilities, and including rent due under three ground leases, aggregated $7.1 million, $7.6 million and $8.4 million, respectively.
The Company has entered into a retirement benefits agreement with its Chairman of the Board of Trustees and deferred compensation agreements with its Vice Chairman and two former chief executive officers. During the years ended December 31, 2011, 2010 and 2009, the Company recognized compensation expense of $1.0 million, $0.9 million and $1.2 million, respectively, related to these agreements.
The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2011:

Payments Due by Year (in thousands)
	2012	2013	2014	2015	2016	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$6,445	$7,159	$8,550	$9,241	$9,196	$699,959	$740,550
Other Long-Term Liabilities:
Deferred Compensation (b)	1,767	1,480	1,672	1,671	1,671	7,472	15,733

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for five properties/parcels.

(b)	Estimated payments to EQR's Chairman, Vice Chairman and two former CEOs based on actual and planned retirement dates

Reportable Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
Reportable Segments
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by senior management. Senior management decides how resources are allocated and assesses performance on a monthly basis.
The Company’s primary business is the acquisition, development and management of multifamily residential properties, which includes the generation of rental and other related income through the leasing of apartment units to residents. Senior management evaluates the performance of each of our apartment communities individually and geographically, and both on a same store and non-same store basis; however, each of our apartment communities generally has similar economic characteristics, residents, products and services. The Company’s operating segments have been aggregated by geography in a manner identical to that which is provided to its chief operating decision maker.
The Company’s fee and asset management, development (including its partially owned properties) and condominium conversion activities are immaterial and do not individually meet the threshold requirements of a reportable segment and as such, have been aggregated in the “Other” segment in the tables presented below.
All revenues are from external customers and there is no customer who contributed 10% or more of the Company’s total revenues during the three years ended December 31, 2011, 2010 or 2009.
The primary financial measure for the Company’s rental real estate segment is net operating income (“NOI”), which represents rental income less: 1) property and maintenance expense; 2) real estate taxes and insurance expense; and 3) property management expense (all as reflected in the accompanying consolidated statements of operations). The Company believes that NOI is helpful to investors as a supplemental measure of its operating performance because it is a direct measure of the actual operating results of the Company’s apartment communities. Current year NOI is compared to prior year NOI and current year budgeted NOI as a measure of financial performance. The following tables present NOI for each segment from our rental real estate specific to continuing operations for the years ended December 31, 2011, 2010 and 2009, respectively, as well as total assets for the years ended December 31, 2011 and 2010, respectively (amounts in thousands):

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$584,405	$344,615	$356,936	$426,472	$—	$1,712,428
Non-same store/other (2) (3)	157,907	42,633	16,487	45,489	5,493	268,009
Properties sold – March YTD 2012 (4)	—	—	—	—	(20,194)	(20,194)
Total rental income	742,312	387,248	373,423	471,961	(14,701)	1,960,243
Operating expenses:
Same store (1)	211,494	120,920	140,145	145,153	—	617,712
Non-same store/other (2) (3)	56,591	16,021	5,974	17,619	7,366	103,571
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,174)	(7,174)
Total operating expenses	268,085	136,941	146,119	162,772	192	714,109
NOI:
Same store (1)	372,911	223,695	216,791	281,319	—	1,094,716
Non-same store/other (2) (3)	101,316	26,612	10,513	27,870	(1,873)	164,438
Properties sold – March YTD 2012 (4)	—	—	—	—	(13,020)	(13,020)
Total NOI	$474,227	$250,307	$227,304	$309,189	$(14,893)	$1,246,134

Total assets	$6,539,328	$2,885,791	$2,506,330	$3,385,517	$1,342,337	$16,659,303

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold – March YTD 2012 (4)	—	—	—	—	(19,024)	(19,024)
Total rental income	649,054	341,252	351,089	426,001	(22,628)	1,744,768
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,103)	(7,103)
Total operating expenses	255,250	128,097	143,279	154,930	5,127	686,683
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold – March YTD 2012 (4)	—	—	—	—	(11,921)	(11,921)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(27,755)	$1,058,085

Total assets	$6,158,908	$2,630,850	$2,495,748	$3,140,153	$1,758,535	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold in 2011 (4)	—	—	—	—	(216,279)	(216,279)
Properties sold – March YTD 2012 (5)	—	—	—	—	(19,409)	(19,409)
Total rental income	589,713	359,512	387,507	440,061	(166,324)	1,610,469
Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold in 2011 (4)	—	—	—	—	(111,589)	(111,589)
Properties sold – March YTD 2012 (5)	—	—	—	—	(6,762)	(6,762)
Total operating expenses	224,150	131,547	160,704	157,901	(49,659)	624,643
NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold in 2011 (4)	—	—	—	—	(104,690)	(104,690)
Properties sold – March YTD 2012 (5)	—	—	—	—	(12,647)	(12,647)
Total NOI	$365,563	$227,965	$226,803	$282,160	$(116,665)	$985,826

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2011.

(5)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.
Note: Markets included in the above geographic segments are as follows:
(a) Northeast – New England (excluding Boston), Boston, New York Metro, DC Northern Virginia and Suburban Maryland.
(b) Northwest – Denver, San Francisco Bay Area and Seattle/Tacoma.
(c) Southeast – Atlanta, Jacksonville, Orlando and South Florida.
(d) Southwest – Inland Empire, Los Angeles, Orange County, Phoenix and San Diego.

The following table presents a reconciliation of NOI from our rental real estate specific to continuing operations for the years ended December 31, 2011, 2010 and 2009, respectively (amounts in thousands):

	Year Ended December 31,
	2011	2010	2009
Rental income	$1,960,243	$1,744,768	$1,610,469
Property and maintenance expense	(412,233)	(397,573)	(365,448)
Real estate taxes and insurance expense	(219,743)	(209,023)	(187,895)
Property management expense	(82,133)	(80,087)	(71,300)
Total operating expenses	(714,109)	(686,683)	(624,643)
Net operating income	$1,246,134	$1,058,085	$985,826

Subsequent Events/Other	12 Months Ended
Dec. 31, 2011
Subsequent Events Other [Abstract]
Subsequent Events/Other
Subsequent Events/Other
Subsequent Events
Subsequent to December 31, 2011, the Company:

•	Acquired two land parcels for $12.2 million;

•	Sold one property consisting of 704 apartment units for $94.8 million;

•	Repaid $31.5 million in mortgage loans;

•	Issued 2.1 million Common Shares at an average price of $59.47 per share for total consideration of $123.6 million under the ATM program, leaving 7.1 million shares available for issuance;

•	Terminated its $1.0 billion bridge loan facility in connection with the amendment to the revolving credit facility and the execution of the term loan facility discussed below;

•
Amended its $1.25 billion unsecured revolving credit facility to increase available borrowings by $500.0 million to $1.75 billion with all other terms, including the July 13, 2014 maturity date, remaining the same; and

•
Entered into a new senior unsecured $500.0 million delayed draw term loan facility which is currently undrawn and may be drawn anytime on or before July 4, 2012. If the Company elects to draw on this facility, the full amount of the principal will be funded in a single borrowing and the maturity date will be January 4, 2013, subject to two one-year extension options exercisable by the Company. The interest rate on advances under the new term loan facility will generally be LIBOR plus a spread (currently 1.25%), which is dependent on the credit rating of the Company's long term debt.

Other
During the years ended December 31, 2011, 2010 and 2009, the Company incurred charges of $9.5 million, $6.6 million and $1.7 million, respectively, related to property acquisition costs, such as survey, title and legal fees, on the acquisition of operating properties and $5.1 million, $5.3 million and $4.8 million, respectively, related to the write-off of various pursuit and out-of-pocket costs for terminated acquisition, disposition and development transactions. These costs, totaling $14.6 million, $11.9 million and $6.5 million, respectively, are included in other expenses in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company received $4.5 million for the termination of its royalty participation in LRO/Rainmaker, a revenue management system, which is included in interest and other income in the accompanying consolidated statements of operations. During the year ended December 31, 2010, an arbitration panel awarded commissions, interest and costs in the amount of $1.7 million to the listing and marketing agent related to 38 potential condo sales at one of the Company’s properties. In addition, during 2011, 2010 and 2009, the Company received $0.8 million, $5.2 million and $0.2 million, respectively, for the settlement of litigation/insurance claims, which are included in interest and other income in the accompanying consolidated statements of operations.

During the year ended December 31, 2011, the Company disposed of its corporate housing business for a sales price of approximately $4.0 million, of which the Company provided $2.0 million of seller financing to the buyer. At the time of sale, the full amount of the seller financing was reserved against and the related gain was deferred. The Company subsequently collected $0.2 million on this note receivable and has recognized a cumulative net gain on the sale of approximately $1.2 million.

On December 2, 2011, the Company entered into a contract with affiliates of Bank of America and Barclays PLC to acquire, for $1.325 billion, half of their interests - an approximately 26.5% interest overall - in Archstone, a privately-held owner, operator and developer of multifamily apartment properties. On January 20, 2012, Lehman Brothers, the other owner of Archstone, acquired this 26.5% interest pursuant to a right of first offer and as a result, the Company's contract with the sellers was terminated. The Company now has the exclusive right, exercisable on or before April 19, 2012, to contract to purchase the remaining 26.5% interest in Archstone owned by the same sellers for a price, determined by the Company, equal to $1.485 billion or higher. Any purchase of the remaining interest by the Company would also be subject to Lehman's right of first offer, and if Lehman were to exercise such right, the Company would be entitled to a break-up fee of $80.0 million, subject to repayment in certain limited circumstances. In 2011, the Company incurred Archstone-related expenses of approximately $4.4 million. Approximately $2.6 million of this total was financing-related and $1.8 million was pursuit costs.

During the year ended December 31, 2010, the Company recorded a $45.4 million non-cash asset impairment charge on two parcels of land held for development as a result of changes in the Company’s future plans for those parcels. The Company now intends to sell one parcel in the near term and contemplated a joint venture structure for the other, necessitating this impairment charge. During the year ended December 31, 2009, the Company recorded an $11.1 million non-cash asset impairment charge on a parcel of land held for development. These charges were the result of an analysis of each parcel’s estimated fair value (determined using internally developed models that were based on market assumptions and comparable sales data) compared to its current capitalized carrying value. The market assumptions used as inputs to the Company’s fair value model include construction costs, leasing assumptions, growth rates, discount rates, terminal capitalization rates and development yields, along with the Company’s current plans for each individual asset. The Company uses data on its existing portfolio of properties and its recent acquisition and development properties, as well as similar market data from third party sources, when available, in determining these inputs.

In 2010, a portion of the parking garage collapsed at one of the Company’s rental properties (Prospect Towers in Hackensack, New Jersey). The Company estimates that the costs related to such collapse (both expensed and capitalized), including providing for residents' interim needs, lost revenue and garage reconstruction, will be approximately $23.0 million, before insurance reimbursements of $12.0 million. The garage has been rebuilt with costs capitalized as incurred. Other costs, like those to accommodate displaced residents, lost revenue due to a portion of the property being temporarily unavailable for occupancy and legal costs, reduce earnings as they are incurred. Generally, insurance proceeds are recorded as increases to earnings as they are received. During the year ended December 31, 2011, the Company received approximately $6.1 million in insurance proceeds which offset expenses of $1.7 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations. During the year ended December 31, 2010, the Company received approximately $4.0 million in insurance proceeds which fully offset the impairment charge recognized to write-off the net book value of the collapsed garage and partially offset expenses of $5.5 million that were recorded relating to this loss and are included in real estate taxes and insurance on the consolidated statements of operations.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Equity Residential
The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2012. Amounts are in thousands, except for per share amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.85	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

ERP Operating Limited Partnership

The following unaudited quarterly data has been prepared on the basis of a December 31 year-end. All amounts have also been restated in accordance with the guidance on discontinued operations and reflect dispositions and/or properties held for sale through March 31, 2012. Amounts are in thousands, except for per Unit amounts.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.85	$0.35	$0.33
Weighted average Units outstanding	306,248	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Units	54,486	6,656	26,397	194,802
Earnings per Unit – basic:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363
Earnings per Unit – diluted:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Hampshire Place	Los Angeles, CA	1989	259	10,806,000	30,335,330	1,975,273	10,806,000	32,310,603	43,116,603	(9,342,481)	33,774,122	—
Hamptons	Puyallup, WA	1991	230	1,119,200	10,075,844	2,181,372	1,119,200	12,257,216	13,376,416	(6,502,883)	6,873,533	—
Heritage Ridge	Lynwood, WA	1999	197	6,895,000	18,983,597	580,309	6,895,000	19,563,906	26,458,906	(6,170,097)	20,288,809	—
Heritage, The	Phoenix, AZ	1995	204	1,209,705	13,136,903	1,445,456	1,209,705	14,582,359	15,792,064	(7,351,002)	8,441,062	—
Heron Pointe	Boynton Beach, FL	1989	192	1,546,700	7,774,676	2,100,353	1,546,700	9,875,029	11,421,729	(5,452,706)	5,969,023	—
High Meadow	Ellington, CT	1975	100	583,679	3,901,774	847,209	583,679	4,748,983	5,332,662	(1,998,900)	3,333,762	—
Highland Glen	Westwood, MA	1979	180	2,229,096	16,828,153	2,377,035	2,229,096	19,205,188	21,434,284	(7,889,981)	13,544,303	—
Highland Glen II	Westwood, MA	2007	102	—	19,875,857	96,440	—	19,972,297	19,972,297	(3,651,496)	16,320,801	—
Highlands at South Plainfield	South Plainfield, NJ	2000	252	10,080,000	37,526,912	775,891	10,080,000	38,302,803	48,382,803	(9,250,419)	39,132,384	—
Highlands, The	Scottsdale, AZ	1990	272	11,823,840	31,990,970	2,898,136	11,823,840	34,889,106	46,712,946	(9,125,842)	37,587,104	—
Hikari	Los Angeles, CA (G)	2007	128	9,435,760	32,564,240	459	9,435,760	32,564,699	42,000,459	(227,136)	41,773,323	—
Hudson Crossing	New York, NY (G)	2003	259	23,420,000	70,086,976	788,773	23,420,000	70,875,749	94,295,749	(18,595,417)	75,700,332	—
Hudson Pointe	Jersey City, NJ	2003	182	5,148,500	41,114,074	1,657,246	5,148,500	42,771,320	47,919,820	(11,801,705)	36,118,115	—
Hunt Club II	Charlotte, NC	(F)	—	100,000	—	—	100,000	—	100,000	—	100,000	—
Huntington Park	Everett, WA	1991	381	1,597,500	14,367,864	4,183,579	1,597,500	18,551,443	20,148,943	(11,674,614)	8,474,329	—
Indian Bend	Scottsdale, AZ	1973	278	1,075,700	9,800,330	3,187,921	1,075,700	12,988,251	14,063,951	(8,540,028)	5,523,923	—
Iron Horse Park	Pleasant Hill, CA	1973	252	15,000,000	24,335,549	7,795,496	15,000,000	32,131,045	47,131,045	(9,910,604)	37,220,441	—
Kelvin Court (fka Alta Pacific)	Irvine, CA	2008	132	10,752,145	34,628,115	58,454	10,752,145	34,686,569	45,438,714	(4,720,720)	40,717,994	—
Kenwood Mews	Burbank, CA	1991	141	14,100,000	24,662,883	2,114,407	14,100,000	26,777,290	40,877,290	(6,347,552)	34,529,738	—
Key Isle at Windermere	Ocoee, FL	2000	282	8,460,000	31,761,470	1,390,677	8,460,000	33,152,147	41,612,147	(9,266,266)	32,345,881	—
Key Isle at Windermere II	Ocoee, FL	2008	165	3,306,286	24,519,644	21,547	3,306,286	24,541,191	27,847,477	(2,938,408)	24,909,069	—
Kings Colony (FL)	Miami, FL	1986	480	19,200,000	48,379,586	3,018,997	19,200,000	51,398,583	70,598,583	(14,665,777)	55,932,806	—
La Mirage	San Diego, CA	1988/1992	1,070	28,895,200	95,567,943	15,389,455	28,895,200	110,957,398	139,852,598	(56,328,723)	83,523,875	—
La Mirage IV	San Diego, CA	2001	340	6,000,000	47,449,353	3,395,835	6,000,000	50,845,188	56,845,188	(18,165,863)	38,679,325	—
Laguna Clara	Santa Clara, CA	1972	264	13,642,420	29,707,475	3,710,137	13,642,420	33,417,612	47,060,032	(10,479,322)	36,580,710	—
Lake Buena Vista Combined	Orlando, FL	2000/2002	672	23,520,000	75,068,205	3,989,075	23,520,000	79,057,280	102,577,280	(20,170,142)	82,407,138	—
Landings at Pembroke Lakes	Pembroke Pines, FL	1989	358	17,900,000	24,460,989	4,965,432	17,900,000	29,426,421	47,326,421	(9,344,572)	37,981,849	—
Landings at Port Imperial	W. New York, NJ	1999	276	27,246,045	37,741,049	6,836,741	27,246,045	44,577,790	71,823,835	(17,306,712)	54,517,123	—
LaSalle	Beaverton, OR (G)	1998	554	7,202,000	35,877,612	2,810,808	7,202,000	38,688,420	45,890,420	(13,657,006)	32,233,414	—
Las Colinas at Black Canyon	Phoenix, AZ	2008	304	9,000,000	35,917,811	159,522	9,000,000	36,077,333	45,077,333	(6,297,814)	38,779,519	—
Legacy at Highlands Ranch	Highlands Ranch, CO	1999	422	6,330,000	37,557,013	1,769,576	6,330,000	39,326,589	45,656,589	(11,207,950)	34,448,639	—
Legacy Park Central	Concord, CA	2003	259	6,469,230	46,745,854	535,142	6,469,230	47,280,996	53,750,226	(12,393,957)	41,356,269	—
Lexington Farm	Alpharetta, GA	1995	352	3,521,900	22,888,305	2,627,912	3,521,900	25,516,217	29,038,117	(12,190,060)	16,848,057	—
Lexington Park	Orlando, FL	1988	252	2,016,000	12,346,726	2,656,043	2,016,000	15,002,769	17,018,769	(7,642,248)	9,376,521	—
Little Cottonwoods	Tempe, AZ	1984	379	3,050,133	26,991,689	4,911,946	3,050,133	31,903,635	34,953,768	(15,716,576)	19,237,192	—
Longacre House	New York, NY (G)	2000	293	73,170,045	53,962,510	714,414	73,170,045	54,676,924	127,846,969	(9,897,055)	117,949,914	—
Longfellow Place	Boston, MA (G)	1975	710	53,164,160	185,281,065	57,736,158	53,164,160	243,017,223	296,181,383	(107,939,415)	188,241,968	—
Longwood	Decatur, GA	1992	268	1,454,048	13,087,393	2,068,198	1,454,048	15,155,591	16,609,639	(9,410,160)	7,199,479	—
Madison, The	Alexandria, VA	(F)	—	18,471,288	8,904,782	—	18,471,288	8,904,782	27,376,070	—	27,376,070	—
Mariners Wharf	Orange Park, FL	1989	272	1,861,200	16,744,951	3,434,409	1,861,200	20,179,360	22,040,560	(10,561,564)	11,478,996	—
Market Street Landing	Seattle, WA	(F)	—	12,542,418	3,462,522	—	12,542,418	3,462,522	16,004,940	—	16,004,940	—
Marquessa	Corona Hills, CA	1992	336	6,888,500	21,604,584	2,835,419	6,888,500	24,440,003	31,328,503	(12,707,309)	18,621,194	—
Martine, The	Bellevue, WA	1984	67	3,200,000	9,616,264	2,668,310	3,200,000	12,284,574	15,484,574	(2,717,288)	12,767,286	—
Midtown 24	Plantation, FL (G)	2010	247	10,129,900	58,770,100	44,337	10,129,900	58,814,437	68,944,337	(2,063,247)	66,881,090	—
Millikan	Irvine, CA	(F)	—	5,610,247	437,421	—	5,610,247	437,421	6,047,668	—	6,047,668	—
Mill Pond	Millersville, MD	1984	240	2,880,000	8,468,014	2,869,551	2,880,000	11,337,565	14,217,565	(6,045,891)	8,171,674	—
Mission Bay	Orlando, FL	1991	304	2,432,000	21,623,560	2,927,456	2,432,000	24,551,016	26,983,016	(11,783,502)	15,199,514	—
Mission Bay-Block 13	San Francisco, CA	(F)	—	32,853,438	432,822	—	32,853,438	432,822	33,286,260	—	33,286,260	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Mission Verde, LLC	San Jose, CA	1986	108	5,190,700	9,679,109	3,236,339	5,190,700	12,915,448	18,106,148	(6,373,021)	11,733,127	—
Moda	Seattle, WA (G)	2009	251	12,649,228	36,842,012	17,685	12,649,228	36,859,697	49,508,925	(2,499,093)	47,009,832	—
Morningside	Scottsdale, AZ	1989	160	670,470	12,607,976	1,783,573	670,470	14,391,549	15,062,019	(7,289,537)	7,772,482	—
Mosaic at Largo Station	Hyattsville, MD	2008	242	4,120,800	42,477,297	392,872	4,120,800	42,870,169	46,990,969	(6,066,463)	40,924,506	—
Mozaic at Union Station	Los Angeles, CA	2007	272	8,500,000	52,529,446	778,315	8,500,000	53,307,761	61,807,761	(11,231,137)	50,576,624	—
New River Cove	Davie, FL	1999	316	15,800,000	46,142,895	1,198,681	15,800,000	47,341,576	63,141,576	(12,706,013)	50,435,563	—
Northampton 1	Largo, MD	1977	344	1,843,200	17,518,161	6,045,739	1,843,200	23,563,900	25,407,100	(15,171,944)	10,235,156	—
Northampton 2	Largo, MD	1988	276	1,513,500	14,257,210	3,852,776	1,513,500	18,109,986	19,623,486	(11,333,760)	8,289,726	—
Northglen	Valencia, CA	1988	234	9,360,000	20,778,553	1,805,127	9,360,000	22,583,680	31,943,680	(9,104,971)	22,838,709	—
Northlake (MD)	Germantown, MD	1985	304	15,000,000	23,142,302	10,011,783	15,000,000	33,154,085	48,154,085	(11,726,038)	36,428,047	—
Northridge	Pleasant Hill, CA	1974	221	5,527,800	14,691,704	8,977,443	5,527,800	23,669,147	29,196,947	(11,011,193)	18,185,754	—
Oak Park North	Agoura Hills, CA	1990	220	1,706,900	15,362,666	3,387,039	1,706,900	18,749,705	20,456,605	(10,408,032)	10,048,573	—
Oak Park South	Agoura Hills, CA	1989	224	1,683,800	15,154,608	3,423,630	1,683,800	18,578,238	20,262,038	(10,392,724)	9,869,314	—
Oaks at Falls Church	Falls Church, VA	1966	176	20,240,000	20,152,616	3,597,985	20,240,000	23,750,601	43,990,601	(6,823,244)	37,167,357	—
Ocean Crest	Solana Beach, CA	1986	146	5,111,200	11,910,438	2,156,580	5,111,200	14,067,018	19,178,218	(7,079,314)	12,098,904	—
Ocean Walk	Key West, FL	1990	297	2,838,749	25,545,009	3,350,804	2,838,749	28,895,813	31,734,562	(14,702,707)	17,031,855	—
Orchard Ridge	Lynnwood, WA	1988	104	480,600	4,372,033	1,203,111	480,600	5,575,144	6,055,744	(3,511,076)	2,544,668	—
Paces Station	Atlanta, GA	1984-1989	610	4,801,500	32,548,053	8,467,289	4,801,500	41,015,342	45,816,842	(22,459,682)	23,357,160	—
Palm Trace Landings	Davie, FL	1995	768	38,400,000	105,693,432	3,265,111	38,400,000	108,958,543	147,358,543	(28,842,025)	118,516,518	—
Panther Ridge	Federal Way, WA	1980	260	1,055,800	9,506,117	1,957,972	1,055,800	11,464,089	12,519,889	(6,285,344)	6,234,545	—
Parc 77	New York, NY (G)	1903	137	40,504,000	18,025,679	4,278,417	40,504,000	22,304,096	62,808,096	(6,087,382)	56,720,714	—
Parc Cameron	New York, NY (G)	1927	166	37,600,000	9,855,597	5,465,305	37,600,000	15,320,902	52,920,902	(5,085,919)	47,834,983	—
Parc Coliseum	New York, NY (G)	1910	177	52,654,000	23,045,751	7,255,306	52,654,000	30,301,057	82,955,057	(8,238,480)	74,716,577	—
Park at Turtle Run, The	Coral Springs, FL	2001	257	15,420,000	36,064,629	1,030,466	15,420,000	37,095,095	52,515,095	(10,820,264)	41,694,831	—
Park West (CA)	Los Angeles, CA	1987/1990	444	3,033,500	27,302,383	5,703,492	3,033,500	33,005,875	36,039,375	(19,273,051)	16,766,324	—
Parkside	Union City, CA	1979	208	6,246,700	11,827,453	3,558,423	6,246,700	15,385,876	21,632,576	(8,388,169)	13,244,407	—
Pegasus	Los Angeles, CA (G)	1949/2003	322	18,094,052	81,905,948	346,824	18,094,052	82,252,772	100,346,824	(5,441,406)	94,905,418	—
Phillips Park	Wellesley, MA	1988	49	816,922	5,460,955	966,255	816,922	6,427,210	7,244,132	(2,756,961)	4,487,171	—
Playa Pacifica	Hermosa Beach,CA	1972	285	35,100,000	33,473,822	7,342,285	35,100,000	40,816,107	75,916,107	(12,772,538)	63,143,569	—
Polos East	Orlando, FL	1991	308	1,386,000	19,058,620	2,299,557	1,386,000	21,358,177	22,744,177	(10,353,927)	12,390,250	—
Port Royale	Ft. Lauderdale, FL (G)	1988	252	1,754,200	15,789,873	7,644,246	1,754,200	23,434,119	25,188,319	(18,059,650)	7,128,669	—
Port Royale II	Ft. Lauderdale, FL (G)	1988	161	1,022,200	9,203,166	4,823,127	1,022,200	14,026,293	15,048,493	(7,879,025)	7,169,468	—
Port Royale III	Ft. Lauderdale, FL (G)	1988	324	7,454,900	14,725,802	9,178,900	7,454,900	23,904,702	31,359,602	(12,857,701)	18,501,901	—
Port Royale IV	Ft. Lauderdale, FL	(F)	—	—	1,831,695	—	—	1,831,695	1,831,695	—	1,831,695	—
Portofino	Chino Hills, CA	1989	176	3,572,400	14,660,994	2,679,877	3,572,400	17,340,871	20,913,271	(8,523,434)	12,389,837	—
Portofino (Val)	Valencia, CA	1989	216	8,640,000	21,487,126	2,363,242	8,640,000	23,850,368	32,490,368	(9,740,058)	22,750,310	—
Portside Towers	Jersey City, NJ (G)	1992-1997	527	22,487,006	96,842,913	15,960,366	22,487,006	112,803,279	135,290,285	(51,996,044)	83,294,241	—
Preserve at Deer Creek	Deerfield Beach, FL	1997	540	13,500,000	60,011,208	4,458,758	13,500,000	64,469,966	77,969,966	(19,150,628)	58,819,338	—
Prime, The	Arlington, VA	2002	256	32,000,000	64,436,539	684,785	32,000,000	65,121,324	97,121,324	(14,791,625)	82,329,699	—
Promenade at Aventura	Aventura, FL	1995	296	13,320,000	30,353,748	5,286,447	13,320,000	35,640,195	48,960,195	(13,866,100)	35,094,095	—
Promenade at Town Center I	Valencia, CA	2001	294	14,700,000	35,390,278	3,021,232	14,700,000	38,411,510	53,111,510	(11,845,700)	41,265,810	—
Promenade at Wyndham Lakes	Coral Springs, FL	1998	332	6,640,000	26,743,760	4,487,114	6,640,000	31,230,874	37,870,874	(12,267,084)	25,603,790	—
Promenade Terrace	Corona, CA	1990	330	2,272,800	20,546,289	4,889,001	2,272,800	25,435,290	27,708,090	(14,665,897)	13,042,193	—
Promontory Pointe I & II	Phoenix, AZ	1984/1996	424	2,355,509	30,421,840	3,871,392	2,355,509	34,293,232	36,648,741	(17,574,045)	19,074,696	—
Prospect Towers	Hackensack, NJ	1995	157	3,926,600	31,679,339	3,891,995	3,926,600	35,571,334	39,497,934	(14,860,521)	24,637,413	—
Prospect Towers II	Hackensack, NJ	2002	203	4,500,000	40,623,746	3,303,318	4,500,000	43,927,064	48,427,064	(12,304,870)	36,122,194	—
Ravens Crest	Plainsboro, NJ	1984	704	4,670,850	42,080,642	12,305,515	4,670,850	54,386,157	59,057,007	(33,866,628)	25,190,379	—
Redmond Ridge	Redmond, WA	2008	321	6,975,705	46,175,001	130,545	6,975,705	46,305,546	53,281,251	(6,420,578)	46,860,673	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Red 160 (fka Redmond Way)	Redmond , WA (G)	2011	250	15,546,376	65,305,957	128,077	15,546,376	65,434,034	80,980,410	(1,764,057)	79,216,353	—
Red Road Commons	Miami, FL (G)	2009	404	27,383,547	99,656,440	88,542	27,383,547	99,744,982	127,128,529	(7,014,820)	120,113,709	—
Regency Palms	Huntington Beach, CA	1969	310	1,857,400	16,713,253	4,662,931	1,857,400	21,376,184	23,233,584	(12,370,296)	10,863,288	—
Registry	Northglenn, CO	1986	208	2,000,000	10,925,007	185,780	2,000,000	11,110,787	13,110,787	(1,911,145)	11,199,642	—
Renaissance Villas	Berkeley, CA (G)	1998	34	2,458,000	4,542,000	66,604	2,458,000	4,608,604	7,066,604	(795,642)	6,270,962	—
Reserve at Ashley Lake	Boynton Beach, FL	1990	440	3,520,400	23,332,494	5,597,846	3,520,400	28,930,340	32,450,740	(14,691,506)	17,759,234	—
Reserve at Town Center II (WA)	Mill Creek, WA	2009	100	4,310,417	17,165,442	24,078	4,310,417	17,189,520	21,499,937	(1,244,466)	20,255,471	—
Reserve at Town Center III	Mill Creek, WA	(F)	—	2,089,388	1,111,424	—	2,089,388	1,111,424	3,200,812	—	3,200,812	—
Residences at Bayview	Pompano Beach, FL (G)	2004	225	5,783,545	39,334,455	403,418	5,783,545	39,737,873	45,521,418	(3,437,193)	42,084,225	—
Retreat, The	Phoenix, AZ	1999	480	3,475,114	27,265,252	2,794,986	3,475,114	30,060,238	33,535,352	(13,502,357)	20,032,995	—
Rianna I	Seattle, WA (G)	2000	78	2,268,160	14,864,482	141,808	2,268,160	15,006,290	17,274,450	(1,860,348)	15,414,102	—
Ridgewood Village I&II	San Diego, CA	1997	408	11,809,500	34,004,048	2,924,110	11,809,500	36,928,158	48,737,658	(15,531,096)	33,206,562	—
River Tower	New York, NY (G)	1982	323	118,669,441	98,880,559	1,505,315	118,669,441	100,385,874	219,055,315	(16,503,085)	202,552,230	—
Rivers Bend (CT)	Windsor, CT	1973	373	3,325,517	22,573,826	2,808,444	3,325,517	25,382,270	28,707,787	(10,675,715)	18,032,072	—
Riverview Condominiums	Norwalk, CT	1991	92	2,300,000	7,406,730	2,129,804	2,300,000	9,536,534	11,836,534	(4,459,420)	7,377,114	—
Rosecliff II	Quincy, MA	2005	130	4,922,840	30,202,160	7,250	4,922,840	30,209,410	35,132,250	(107,367)	35,024,883	—
Royal Oaks (FL)	Jacksonville, FL	1991	284	1,988,000	13,645,117	4,491,664	1,988,000	18,136,781	20,124,781	(8,638,178)	11,486,603	—
Sabal Palm at Lake Buena Vista	Orlando, FL	1988	400	2,800,000	23,687,893	5,622,700	2,800,000	29,310,593	32,110,593	(13,405,565)	18,705,028	—
Sabal Palm at Metrowest II	Orlando, FL	1997	456	4,560,000	33,907,283	2,935,939	4,560,000	36,843,222	41,403,222	(17,227,183)	24,176,039	—
Sabal Pointe	Coral Springs, FL	1995	275	1,951,600	17,570,508	4,514,398	1,951,600	22,084,906	24,036,506	(12,666,537)	11,369,969	—
Sage	Everett, WA	2002	123	2,500,000	12,021,256	453,063	2,500,000	12,474,319	14,974,319	(3,319,591)	11,654,728	—
Sakura Crossing	Los Angeles, CA (G)	2009	230	14,641,990	42,858,010	657	14,641,990	42,858,667	57,500,657	(321,156)	57,179,501	—
Savannah at Park Place	Atlanta, GA	2001	416	7,696,095	34,034,000	2,730,835	7,696,095	36,764,835	44,460,930	(11,527,618)	32,933,312	—
Savoy III	Aurora, CO	(F)	—	659,165	15,126,173	—	659,165	15,126,173	15,785,338	—	15,785,338	—
Scarborough Square	Rockville, MD	1967	121	1,815,000	7,608,126	2,525,055	1,815,000	10,133,181	11,948,181	(5,378,833)	6,569,348	—
Sedona Ridge	Phoenix, AZ	1989	250	3,750,000	14,750,000	474,406	3,750,000	15,224,406	18,974,406	(2,882,082)	16,092,324	—
Seeley Lake	Lakewood, WA	1990	522	2,760,400	24,845,286	4,653,709	2,760,400	29,498,995	32,259,395	(15,612,322)	16,647,073	—
Seventh & James	Seattle, WA	1992	96	663,800	5,974,803	3,128,846	663,800	9,103,649	9,767,449	(5,206,225)	4,561,224	—
Shadow Creek	Winter Springs, FL	2000	280	6,000,000	21,719,768	1,572,807	6,000,000	23,292,575	29,292,575	(7,236,138)	22,056,437	—
Sheridan Lake Club	Dania Beach, FL	2001	240	12,000,000	23,170,580	1,359,509	12,000,000	24,530,089	36,530,089	(6,610,875)	29,919,214	—
Sheridan Ocean Club combined	Dania Beach, FL	1991	648	18,313,414	47,091,594	14,449,396	18,313,414	61,540,990	79,854,404	(24,316,848)	55,537,556	—
Siena Terrace	Lake Forest, CA	1988	356	8,900,000	24,083,024	3,009,699	8,900,000	27,092,723	35,992,723	(12,680,205)	23,312,518	—
Skycrest	Valencia, CA	1999	264	10,560,000	25,574,457	1,987,885	10,560,000	27,562,342	38,122,342	(11,026,671)	27,095,671	—
Skylark	Union City, CA	1986	174	1,781,600	16,731,916	1,737,878	1,781,600	18,469,794	20,251,394	(8,810,822)	11,440,572	—
Skyline Terrace	Burlingame, CA	1967 & 1987	138	16,836,000	35,414,000	574,744	16,836,000	35,988,744	52,824,744	(3,233,204)	49,591,540	—
Skyline Towers	Falls Church, VA (G)	1971	939	78,278,200	91,485,591	28,949,642	78,278,200	120,435,233	198,713,433	(37,194,628)	161,518,805	—
Skyview	Rancho Santa Margarita, CA	1999	260	3,380,000	21,952,863	1,827,160	3,380,000	23,780,023	27,160,023	(10,583,765)	16,576,258	—
Sonoran	Phoenix, AZ	1995	429	2,361,922	31,841,724	3,086,404	2,361,922	34,928,128	37,290,050	(17,405,642)	19,884,408	—
Southwood	Palo Alto, CA	1985	100	6,936,600	14,324,069	2,518,550	6,936,600	16,842,619	23,779,219	(8,121,990)	15,657,229	—
Springbrook Estates	Riverside, CA	(F)	—	18,200,000	—	—	18,200,000	—	18,200,000	—	18,200,000	—
Springs Colony	Altamonte Springs, FL	1986	188	630,411	5,852,157	2,472,624	630,411	8,324,781	8,955,192	(5,475,003)	3,480,189	—
St. Andrews at Winston Park	Coconut Creek, FL	1997	284	5,680,000	19,812,090	2,633,219	5,680,000	22,445,309	28,125,309	(8,422,121)	19,703,188	—
Stoneleigh at Deerfield	Alpharetta, GA	2003	370	4,810,000	29,999,596	940,991	4,810,000	30,940,587	35,750,587	(8,733,406)	27,017,181	—
Stoney Creek	Lakewood, WA	1990	231	1,215,200	10,938,134	2,431,476	1,215,200	13,369,610	14,584,810	(7,261,625)	7,323,185	—
Summerset Village II	Chatsworth, CA	(F)	—	260,646	—	—	260,646	—	260,646	—	260,646	—
Summit & Birch Hill	Farmington, CT	1967	186	1,757,438	11,748,112	2,983,818	1,757,438	14,731,930	16,489,368	(6,433,027)	10,056,341	—
Surprise Lake Village	Milton, WA	1986	338	4,162,543	21,994,412	649,532	4,162,543	22,643,944	26,806,487	(3,664,956)	23,141,531	—
Sycamore Creek	Scottsdale, AZ	1984	350	3,152,000	19,083,727	3,176,046	3,152,000	22,259,773	25,411,773	(11,798,644)	13,613,129	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Ten23 (fka 500 West 23rd Street)	New York, NY (G)	2011	111	—	53,001,730	—	—	53,001,730	53,001,730	—	53,001,730	—
Terraces, The	San Francisco, CA (G)	1975	117	14,087,610	16,337,390	2,176	14,087,610	16,339,566	30,427,176	(66,507)	30,360,669	—
Third Square	Cambridge, MA (G)	2008/2009	471	26,767,171	218,232,419	993,046	26,767,171	219,225,465	245,992,636	(23,830,415)	222,162,221	—
Tortuga Bay	Orlando, FL	2004	314	6,280,000	32,121,779	1,101,933	6,280,000	33,223,712	39,503,712	(9,084,110)	30,419,602	—
Toscana	Irvine, CA	1991/1993	563	39,410,000	50,806,072	6,734,465	39,410,000	57,540,537	96,950,537	(23,926,306)	73,024,231	—
Townes at Herndon	Herndon, VA	2002	218	10,900,000	49,216,125	687,699	10,900,000	49,903,824	60,803,824	(12,452,191)	48,351,633	—
Trump Place, 140 Riverside	New York, NY (G)	2003	354	103,539,100	94,082,725	1,776,392	103,539,100	95,859,117	199,398,217	(23,301,809)	176,096,408	—
Trump Place, 160 Riverside	New York, NY (G)	2001	455	139,933,500	190,964,745	6,185,491	139,933,500	197,150,236	337,083,736	(45,819,143)	291,264,593	—
Trump Place, 180 Riverside	New York, NY (G)	1998	516	144,968,250	138,346,681	6,290,045	144,968,250	144,636,726	289,604,976	(35,545,460)	254,059,516	—
Uwajimaya Village	Seattle, WA	2002	176	8,800,000	22,188,288	271,647	8,800,000	22,459,935	31,259,935	(6,624,216)	24,635,719	—
Valencia Plantation	Orlando, FL	1990	194	873,000	12,819,377	2,196,462	873,000	15,015,839	15,888,839	(7,071,212)	8,817,627	—
Vantage Pointe	San Diego, CA (G)	2009	679	9,403,960	190,596,040	2,992,384	9,403,960	193,588,424	202,992,384	(11,668,707)	191,323,677	—
Veridian (fka Silver Spring)	Silver Spring, MD (G)	2009	457	18,539,817	130,407,365	200,587	18,539,817	130,607,952	149,147,769	(11,516,355)	137,631,414	—
Versailles (K-Town)	Los Angeles, CA	2008	225	10,590,975	44,409,025	119,893	10,590,975	44,528,918	55,119,893	(4,998,525)	50,121,368	—
Victor on Venice	Los Angeles, CA (G)	2006	115	10,350,000	35,433,437	211,045	10,350,000	35,644,482	45,994,482	(7,709,609)	38,284,873	—
Villa Solana	Laguna Hills, CA	1984	272	1,665,100	14,985,677	6,763,757	1,665,100	21,749,434	23,414,534	(13,252,476)	10,162,058	—
Village at Bear Creek	Lakewood, CO	1987	472	4,519,700	40,676,390	4,709,335	4,519,700	45,385,725	49,905,425	(23,047,453)	26,857,972	—
Vista Del Largo	Mission Viejo, CA	1986-1988	608	4,525,800	40,736,293	12,750,488	4,525,800	53,486,781	58,012,581	(32,354,232)	25,658,349	—
Vista Grove	Mesa, AZ	1997/1998	224	1,341,796	12,157,045	1,350,805	1,341,796	13,507,850	14,849,646	(6,719,180)	8,130,466	—
Vista Montana - Residential	San Jose, CA	(F)	—	27,000,000	402,025	—	27,000,000	402,025	27,402,025	—	27,402,025	—
Vista on Courthouse	Arlington, VA	2008	220	15,550,260	69,449,740	321,207	15,550,260	69,770,947	85,321,207	(7,990,132)	77,331,075	—
Walden Park	Cambridge, MA	1966	232	12,448,888	52,451,112	5,623	12,448,888	52,456,735	64,905,623	(375,173)	64,530,450	—
Waterford at Deerwood	Jacksonville, FL	1985	248	1,496,913	10,659,702	3,971,640	1,496,913	14,631,342	16,128,255	(7,399,404)	8,728,851	—
Waterford at Orange Park	Orange Park, FL	1986	280	1,960,000	12,098,784	3,088,273	1,960,000	15,187,057	17,147,057	(8,006,263)	9,140,794	—
Waterford Place (CO)	Thornton, CO	1998	336	5,040,000	29,946,419	1,514,787	5,040,000	31,461,206	36,501,206	(10,889,463)	25,611,743	—
Waterside	Reston, VA	1984	276	20,700,000	27,474,388	7,861,949	20,700,000	35,336,337	56,036,337	(10,816,319)	45,220,018	—
Webster Green	Needham, MA	1985	77	1,418,893	9,485,006	1,040,968	1,418,893	10,525,974	11,944,867	(4,303,747)	7,641,120	—
Welleby Lake Club	Sunrise, FL	1991	304	3,648,000	17,620,879	4,590,765	3,648,000	22,211,644	25,859,644	(10,471,643)	15,388,001	—
West End Apartments (fka Emerson Place/CRP II)	Boston, MA (G)	2008	310	469,546	163,123,022	371,431	469,546	163,494,453	163,963,999	(21,595,586)	142,368,413	—
West Seattle	Seattle, WA	(F)	—	11,726,305	134,366	—	11,726,305	134,366	11,860,671	—	11,860,671	—
Westerly at Worldgate	Herndon, VA	1995	320	14,568,000	43,620,057	1,266,145	14,568,000	44,886,202	59,454,202	(8,061,110)	51,393,092	—
Westgate Block 2	Pasadena, CA	(F)	—	17,859,785	17,226,268	—	17,859,785	17,226,268	35,086,053	—	35,086,053	—
Westgate Block 1	Pasadena, CA	(F)	—	12,118,061	4,402,664	—	12,118,061	4,402,664	16,520,725	—	16,520,725	—
Westridge	Tacoma, WA	1987 -1991	714	3,501,900	31,506,082	7,003,576	3,501,900	38,509,658	42,011,558	(20,787,738)	21,223,820	—
Westside Villas I	Los Angeles, CA	1999	21	1,785,000	3,233,254	274,539	1,785,000	3,507,793	5,292,793	(1,444,813)	3,847,980	—
Westside Villas II	Los Angeles, CA	1999	23	1,955,000	3,541,435	159,881	1,955,000	3,701,316	5,656,316	(1,444,271)	4,212,045	—
Westside Villas III	Los Angeles, CA	1999	36	3,060,000	5,538,871	235,019	3,060,000	5,773,890	8,833,890	(2,252,284)	6,581,606	—
Westside Villas IV	Los Angeles, CA	1999	36	3,060,000	5,539,390	243,466	3,060,000	5,782,856	8,842,856	(2,251,558)	6,591,298	—
Westside Villas V	Los Angeles, CA	1999	60	5,100,000	9,224,485	420,696	5,100,000	9,645,181	14,745,181	(3,769,440)	10,975,741	—
Westside Villas VI	Los Angeles, CA	1989	18	1,530,000	3,023,523	247,685	1,530,000	3,271,208	4,801,208	(1,306,921)	3,494,287	—
Westside Villas VII	Los Angeles, CA	2001	53	4,505,000	10,758,900	407,425	4,505,000	11,166,325	15,671,325	(3,777,977)	11,893,348	—
Wimberly at Deerwood	Jacksonville, FL	2000	322	8,000,000	30,057,214	1,642,086	8,000,000	31,699,300	39,699,300	(8,241,714)	31,457,586	—
Winchester Park	Riverside, RI	1972	416	2,822,618	18,868,626	6,898,312	2,822,618	25,766,938	28,589,556	(11,731,473)	16,858,083	—
Winchester Wood	Riverside, RI	1989	62	683,215	4,567,154	842,944	683,215	5,410,098	6,093,313	(2,252,943)	3,840,370	—
Windsor at Fair Lakes	Fairfax, VA	1988	250	10,000,000	28,587,109	6,385,915	10,000,000	34,973,024	44,973,024	(11,053,951)	33,919,073	—
Winston, The (FL)	Pembroke Pines, FL	2001/2003	464	18,561,000	49,527,569	2,066,953	18,561,000	51,594,522	70,155,522	(11,364,025)	58,791,497	—
Wood Creek (CA)	Pleasant Hill, CA	1987	256	9,729,900	23,009,768	5,486,055	9,729,900	28,495,823	38,225,723	(13,857,483)	24,368,240	—
Woodbridge (CT)	Newington, CT	1968	73	498,377	3,331,548	934,712	498,377	4,266,260	4,764,637	(1,835,396)	2,929,241	—
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Woodleaf	Campbell, CA	1984	178	8,550,600	16,988,183	2,525,549	8,550,600	19,513,732	28,064,332	(8,858,351)	19,205,981	—
Woodland Park	East Palo Alto, CA (G)	1953	1,812	72,224,518	57,775,482	11,882	72,224,518	57,787,364	130,011,882	(361,821)	129,650,061	—
Management Business	Chicago, IL	(D)	—	—	—	85,280,456	—	85,280,456	85,280,456	(64,901,959)	20,378,497	—
Operating Partnership	Chicago, IL	(F)	—	—	1,950,020	—	—	1,950,020	1,950,020	—	1,950,020	—
Wholly Owned Unencumbered			75,704	3,271,110,872	9,313,640,030	919,933,512	3,271,110,872	10,233,573,542	13,504,684,414	(2,901,009,678)	10,603,674,736	—
Wholly Owned Encumbered:
929 House	Cambridge, MA (G)	1975	127	3,252,993	21,745,595	4,619,180	3,252,993	26,364,775	29,617,768	(10,267,914)	19,349,854	2,771,507
Academy Village	North Hollywood, CA	1989	248	25,000,000	23,593,194	5,811,441	25,000,000	29,404,635	54,404,635	(10,089,093)	44,315,542	20,000,000
Acappella	Pasadena, CA	2002	143	5,839,548	29,360,452	199,588	5,839,548	29,560,040	35,399,588	(2,536,777)	32,862,811	20,644,023
Acton Courtyard	Berkeley, CA (G)	2003	71	5,550,000	15,785,509	92,850	5,550,000	15,878,359	21,428,359	(3,488,928)	17,939,431	9,920,000
Alborada	Fremont, CA	1999	442	24,310,000	59,214,129	2,426,046	24,310,000	61,640,175	85,950,175	(25,283,895)	60,666,280	(J)
Alexander on Ponce	Atlanta, GA	2003	330	9,900,000	35,819,022	1,574,440	9,900,000	37,393,462	47,293,462	(9,591,619)	37,701,843	28,880,000
Arbor Terrace	Sunnyvale, CA	1979	175	9,057,300	18,483,642	2,318,138	9,057,300	20,801,780	29,859,080	(9,986,511)	19,872,569	(L)
Arboretum (MA)	Canton, MA	1989	156	4,683,531	10,992,751	1,954,762	4,683,531	12,947,513	17,631,044	(6,525,737)	11,105,307	(I)
Artech Building	Berkeley, CA (G)	2002	21	1,642,000	9,152,518	92,358	1,642,000	9,244,876	10,886,876	(1,795,520)	9,091,356	3,200,000
Artisan Square	Northridge, CA	2002	140	7,000,000	20,537,359	745,265	7,000,000	21,282,624	28,282,624	(6,983,871)	21,298,753	22,779,715
Avanti	Anaheim, CA	1987	162	12,960,000	18,497,683	1,066,332	12,960,000	19,564,015	32,524,015	(5,101,737)	27,422,278	19,850,000
Bachenheimer Building	Berkeley, CA (G)	2004	44	3,439,000	13,866,379	48,863	3,439,000	13,915,242	17,354,242	(2,844,495)	14,509,747	8,585,000
Bella Vista Apartments at Boca Del Mar	Boca Raton, FL	1985	392	11,760,000	20,190,252	13,600,755	11,760,000	33,791,007	45,551,007	(15,322,700)	30,228,307	26,134,010
Bellagio Apartment Homes	Scottsdale, AZ	1995	202	2,626,000	16,025,041	1,134,830	2,626,000	17,159,871	19,785,871	(5,165,966)	14,619,905	(L)
Berkeleyan	Berkeley, CA (G)	1998	56	4,377,000	16,022,110	289,057	4,377,000	16,311,167	20,688,167	(3,419,440)	17,268,727	8,290,000
Briarwood (CA)	Sunnyvale, CA (I)	1985	192	9,991,500	22,247,278	1,543,294	9,991,500	23,790,572	33,782,072	(11,128,707)	22,653,365	12,800,000
Brookside (CO)	Boulder, CO	1993	144	3,600,400	10,211,159	2,108,971	3,600,400	12,320,130	15,920,530	(5,588,246)	10,332,284	(L)
Canterbury	Germantown, MD (I)	1986	544	2,781,300	32,942,531	14,356,360	2,781,300	47,298,891	50,080,191	(27,043,148)	23,037,043	31,680,000
Cape House I	Jacksonville, FL	1998	240	4,800,000	22,484,239	577,378	4,800,000	23,061,617	27,861,617	(5,851,708)	22,009,909	13,542,878
Cape House II	Jacksonville, FL	1998	240	4,800,000	22,229,836	1,779,613	4,800,000	24,009,449	28,809,449	(6,237,002)	22,572,447	13,010,713
Carmel Terrace	San Diego, CA	1988-1989	384	2,288,300	20,596,281	10,072,544	2,288,300	30,668,825	32,957,125	(18,109,198)	14,847,927	(K)
Cascade at Landmark	Alexandria, VA	1990	277	3,603,400	19,657,554	7,662,660	3,603,400	27,320,214	30,923,614	(14,152,859)	16,770,755	31,921,089
Centennial Tower	Seattle, WA (G)	1991	221	5,900,000	48,800,339	3,277,474	5,900,000	52,077,813	57,977,813	(13,349,202)	44,628,611	24,577,505
Chelsea Square	Redmond, WA	1991	113	3,397,100	9,289,074	1,574,184	3,397,100	10,863,258	14,260,358	(5,005,927)	9,254,431	(L)
Church Corner	Cambridge, MA (G)	1987	85	5,220,000	16,744,643	1,297,417	5,220,000	18,042,060	23,262,060	(4,951,855)	18,310,205	12,000,000
Cierra Crest	Denver, CO	1996	480	4,803,100	34,894,898	4,644,644	4,803,100	39,539,542	44,342,642	(19,806,595)	24,536,047	(L)
CityView at Longwood	Boston, MA (G)	1970	295	14,704,898	79,195,102	2,419,758	14,704,898	81,614,860	96,319,758	(6,371,361)	89,948,397	26,461,565
City Pointe	Fullerton, CA (G)	2004	183	6,863,792	36,476,208	184,403	6,863,792	36,660,611	43,524,403	(4,282,292)	39,242,111	23,024,033
Clarendon, The	Arlington, VA (G)	2005	292	30,400,340	103,824,660	338,226	30,400,340	104,162,886	134,563,226	(6,178,258)	128,384,968	48,066,590
Colorado Pointe	Denver, CO	2006	193	5,790,000	28,815,766	492,849	5,790,000	29,308,615	35,098,615	(7,693,474)	27,405,141	(K)
Conway Court	Roslindale, MA	1920	28	101,451	710,524	241,538	101,451	952,062	1,053,513	(443,463)	610,050	226,295
Copper Canyon	Highlands Ranch, CO	1999	222	1,442,212	16,251,114	1,380,659	1,442,212	17,631,773	19,073,985	(7,981,910)	11,092,075	(K)
Country Brook	Chandler, AZ	1986-1996	396	1,505,219	29,542,535	5,114,344	1,505,219	34,656,879	36,162,098	(16,823,253)	19,338,845	(K)
Country Club Lakes	Jacksonville, FL	1997	555	15,000,000	41,055,786	4,992,551	15,000,000	46,048,337	61,048,337	(13,233,047)	47,815,290	31,516,374
Creekside (San Mateo)	San Mateo, CA	1985	192	9,606,600	21,193,232	2,748,866	9,606,600	23,942,098	33,548,698	(10,867,143)	22,681,555	(L)
Crescent at Cherry Creek	Denver, CO	1994	216	2,594,000	15,149,470	3,226,064	2,594,000	18,375,534	20,969,534	(8,864,759)	12,104,775	(K)
Deerwood (SD)	San Diego, CA	1990	316	2,082,095	18,739,815	13,192,417	2,082,095	31,932,232	34,014,327	(19,263,646)	14,750,681	(K)
Estates at Maitland Summit	Orlando, FL	1998	272	9,520,000	28,352,160	790,374	9,520,000	29,142,534	38,662,534	(8,841,396)	29,821,138	(L)
Estates at Tanglewood	Westminster, CO	2003	504	7,560,000	51,256,538	2,139,241	7,560,000	53,395,779	60,955,779	(14,217,883)	46,737,896	(J)
Fairfield	Stamford, CT (G)	1996	263	6,510,200	39,690,120	5,451,905	6,510,200	45,142,025	51,652,225	(21,756,531)	29,895,694	34,595,000
Fine Arts Building	Berkeley, CA (G)	2004	100	7,817,000	26,462,772	79,744	7,817,000	26,542,516	34,359,516	(5,605,770)	28,753,746	16,215,000
Gaia Building	Berkeley, CA (G)	2000	91	7,113,000	25,623,826	162,348	7,113,000	25,786,174	32,899,174	(5,408,769)	27,490,405	14,630,000
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Gateway at Malden Center	Malden, MA (G)	1988	203	9,209,780	25,722,666	8,322,590	9,209,780	34,045,256	43,255,036	(12,427,280)	30,827,756	14,970,000
Geary Court Yard	San Francisco, CA	1990	164	1,722,400	15,471,429	2,125,987	1,722,400	17,597,416	19,319,816	(9,023,938)	10,295,878	18,281,425
Glen Meadow	Franklin, MA	1971	288	2,339,330	16,133,588	3,641,165	2,339,330	19,774,753	22,114,083	(8,972,636)	13,141,447	353,833
Glo	Los Angeles, CA (G)	2008	201	16,047,022	48,652,977	—	16,047,022	48,652,977	64,699,999	—	64,699,999	31,490,000
Grandeville at River Place	Oviedo, FL	2002	280	6,000,000	23,114,693	1,723,206	6,000,000	24,837,899	30,837,899	(7,801,937)	23,035,962	28,890,000
Greenwood Park	Centennial, CO	1994	291	4,365,000	38,372,440	1,338,988	4,365,000	39,711,428	44,076,428	(8,725,623)	35,350,805	(L)
Greenwood Plaza	Centennial, CO	1996	266	3,990,000	35,846,708	1,921,183	3,990,000	37,767,891	41,757,891	(8,360,465)	33,397,426	(L)
Harbor Steps	Seattle, WA (G)	2000	730	59,900,000	158,829,432	7,329,927	59,900,000	166,159,359	226,059,359	(41,014,218)	185,045,141	121,360,757
Hathaway	Long Beach, CA	1987	385	2,512,500	22,611,912	6,617,407	2,512,500	29,229,319	31,741,819	(17,010,633)	14,731,186	46,517,800
Heights on Capitol Hill	Seattle, WA (G)	2006	104	5,425,000	21,138,028	145,491	5,425,000	21,283,519	26,708,519	(4,885,848)	21,822,671	19,320,000
Heritage at Stone Ridge	Burlington, MA	2005	180	10,800,000	31,808,335	722,215	10,800,000	32,530,550	43,330,550	(8,636,359)	34,694,191	27,859,574
Heronfield	Kirkland, WA	1990	202	9,245,000	27,017,749	1,286,663	9,245,000	28,304,412	37,549,412	(6,623,206)	30,926,206	(K)
Highlands at Cherry Hill	Cherry Hills, NJ	2002	170	6,800,000	21,459,108	639,410	6,800,000	22,098,518	28,898,518	(5,655,534)	23,242,984	14,391,147
Ivory Wood	Bothell, WA	2000	144	2,732,800	13,888,282	585,457	2,732,800	14,473,739	17,206,539	(4,321,190)	12,885,349	8,020,000
Jaclen Towers	Beverly, MA	1976	100	437,072	2,921,735	1,146,926	437,072	4,068,661	4,505,733	(1,988,692)	2,517,041	1,074,494
La Terrazza at Colma Station	Colma, CA (G) (I)	2005	153	—	41,251,044	492,747	—	41,743,791	41,743,791	(8,533,442)	33,210,349	25,175,000
Liberty Park	Brain Tree, MA	2000	202	5,977,504	26,749,110	2,184,890	5,977,504	28,934,000	34,911,504	(9,678,494)	25,233,010	24,980,280
Liberty Tower	Arlington, VA (G)	2008	235	16,382,822	83,817,078	500,099	16,382,822	84,317,177	100,699,999	(7,455,086)	93,244,913	48,586,957
Lindley	Encino, CA	2004	129	5,805,000	25,705,000	380,221	5,805,000	26,085,221	31,890,221	(1,708,719)	30,181,502	22,436,908
Lincoln Heights	Quincy, MA	1991	336	5,928,400	33,595,262	10,702,664	5,928,400	44,297,926	50,226,326	(21,483,850)	28,742,476	(L)
Longview Place	Waltham, MA	2004	348	20,880,000	90,255,509	2,059,321	20,880,000	92,314,830	113,194,830	(21,584,039)	91,610,791	57,029,000
Market Street Village	San Diego, CA	2006	229	13,740,000	40,757,301	570,900	13,740,000	41,328,201	55,068,201	(9,542,056)	45,526,145	(K)
Marks	Englewood, CO (G)	1987	616	4,928,500	44,622,314	9,664,858	4,928,500	54,287,172	59,215,672	(27,218,142)	31,997,530	19,195,000
Metro on First	Seattle, WA (G)	2002	102	8,540,000	12,209,981	282,559	8,540,000	12,492,540	21,032,540	(3,183,956)	17,848,584	16,650,000
Mill Creek	Milpitas, CA	1991	516	12,858,693	57,168,503	3,134,053	12,858,693	60,302,556	73,161,249	(19,263,283)	53,897,966	69,312,259
Miramar Lakes	Miramar, FL	2003	344	17,200,000	51,487,235	1,648,442	17,200,000	53,135,677	70,335,677	(14,063,001)	56,272,676	(M)
Missions at Sunbow	Chula Vista, CA	2003	336	28,560,000	59,287,595	1,302,798	28,560,000	60,590,393	89,150,393	(17,010,676)	72,139,717	55,091,000
Monte Viejo	Phoneix, AZ	2004	480	12,700,000	45,926,784	1,068,859	12,700,000	46,995,643	59,695,643	(14,000,776)	45,694,867	40,515,169
Montecito	Valencia, CA	1999	210	8,400,000	24,709,146	1,830,577	8,400,000	26,539,723	34,939,723	(10,567,646)	24,372,077	(K)
Montierra	Scottsdale, AZ	1999	249	3,455,000	17,266,787	1,542,668	3,455,000	18,809,455	22,264,455	(8,591,147)	13,673,308	17,858,854
Montierra (CA)	San Diego, CA	1990	272	8,160,000	29,360,938	6,578,545	8,160,000	35,939,483	44,099,483	(15,545,316)	28,554,167	(K)
Mosaic at Metro	Hyattsville, MD	2008	260	—	59,705,367	126,999	—	59,832,366	59,832,366	(6,504,822)	53,327,544	44,655,135
Mountain Park Ranch	Phoenix, AZ	1994	240	1,662,332	18,260,276	1,912,961	1,662,332	20,173,237	21,835,569	(10,165,770)	11,669,799	(J)
Mountain Terrace	Stevenson Ranch, CA	1992	510	3,966,500	35,814,995	11,698,615	3,966,500	47,513,610	51,480,110	(23,751,369)	27,728,741	57,428,472
Northpark	Burlingame, CA	1972	510	38,607,000	77,477,449	3,452,074	38,607,000	80,929,523	119,536,523	(8,379,109)	111,157,414	68,776,370
North Pier at Harborside	Jersey City, NJ (J)	2003	297	4,000,159	94,290,590	1,966,623	4,000,159	96,257,213	100,257,372	(25,714,421)	74,542,951	76,862,000
Oak Mill I	Germantown, MD	1984	208	10,000,000	13,155,522	7,318,552	10,000,000	20,474,074	30,474,074	(7,501,774)	22,972,300	12,066,806
Oak Mill II	Germantown, MD	1985	192	854,133	10,233,947	6,320,715	854,133	16,554,662	17,408,795	(9,400,865)	8,007,930	9,600,000
Oaks	Santa Clarita, CA	2000	520	23,400,000	61,020,438	2,934,000	23,400,000	63,954,438	87,354,438	(20,238,980)	67,115,458	40,260,939
Olde Redmond Place	Redmond, WA	1986	192	4,807,100	14,126,038	4,182,775	4,807,100	18,308,813	23,115,913	(9,376,336)	13,739,577	(L)
Olympus Towers	Seattle, WA (G)	2000	328	14,752,034	73,335,425	3,333,107	14,752,034	76,668,532	91,420,566	(22,080,839)	69,339,727	49,875,780
Parc East Towers	New York, NY (G)	1977	324	102,163,000	108,989,402	5,871,189	102,163,000	114,860,591	217,023,591	(23,094,592)	193,928,999	17,081,217
Park Meadow	Gilbert, AZ	1986	225	835,217	15,120,769	2,364,618	835,217	17,485,387	18,320,604	(9,072,518)	9,248,086	(L)
Parkfield	Denver, CO	2000	476	8,330,000	28,667,618	2,473,044	8,330,000	31,140,662	39,470,662	(12,454,063)	27,016,599	23,275,000
Promenade at Peachtree	Chamblee, GA	2001	406	10,120,250	31,219,739	1,765,724	10,120,250	32,985,463	43,105,713	(9,938,378)	33,167,335	(K)
Promenade at Town Center II	Valencia, CA	2001	270	13,500,000	34,405,636	629,459	13,500,000	35,035,095	48,535,095	(10,422,317)	38,112,778	32,039,955
Providence	Bothell, WA	2000	200	3,573,621	19,055,505	581,521	3,573,621	19,637,026	23,210,647	(6,033,468)	17,177,179	(J)
Reserve at Clarendon Centre, The	Arlington, VA (G)	2003	252	10,500,000	52,812,935	2,624,457	10,500,000	55,437,392	65,937,392	(16,220,530)	49,716,862	(K)
EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
Reserve at Eisenhower, The	Alexandria, VA	2002	226	6,500,000	34,585,059	1,115,888	6,500,000	35,700,947	42,200,947	(11,325,598)	30,875,349	(K)
Reserve at Empire Lakes	Rancho Cucamonga, CA	2005	467	16,345,000	73,080,670	1,563,160	16,345,000	74,643,830	90,988,830	(18,094,411)	72,894,419	(J)
Reserve at Fairfax Corner	Fairfax, VA	2001	652	15,804,057	63,129,051	2,789,752	15,804,057	65,918,803	81,722,860	(22,334,850)	59,388,010	84,778,875
Reserve at Potomac Yard	Alexandria, VA	2002	588	11,918,917	68,862,641	4,860,030	11,918,917	73,722,671	85,641,588	(20,497,931)	65,143,657	66,470,000
Reserve at Town Center (WA)	Mill Creek, WA	2001	389	10,369,400	41,172,081	1,724,572	10,369,400	42,896,653	53,266,053	(12,420,185)	40,845,868	29,160,000
Rianna II	Seattle, WA (G)	2002	78	2,161,840	14,433,614	45,932	2,161,840	14,479,546	16,641,386	(1,731,383)	14,910,003	10,305,157
Rockingham Glen	West Roxbury, MA	1974	143	1,124,217	7,515,160	1,721,493	1,124,217	9,236,653	10,360,870	(4,122,488)	6,238,382	1,281,181
Rolling Green (Amherst)	Amherst, MA	1970	204	1,340,702	8,962,317	3,427,182	1,340,702	12,389,499	13,730,201	(5,922,934)	7,807,267	1,938,119
Rolling Green (Milford)	Milford, MA	1970	304	2,012,350	13,452,150	4,468,232	2,012,350	17,920,382	19,932,732	(8,147,381)	11,785,351	4,131,247
San Marcos Apartments	Scottsdale, AZ	1995	320	20,000,000	31,261,609	1,509,168	20,000,000	32,770,777	52,770,777	(8,842,012)	43,928,765	32,900,000
Savannah Lakes	Boynton Beach, FL	1991	466	7,000,000	30,263,310	5,847,909	7,000,000	36,111,219	43,111,219	(13,118,776)	29,992,443	36,610,000
Savannah Midtown	Atlanta, GA	2000	322	7,209,873	29,371,164	2,796,529	7,209,873	32,167,693	39,377,566	(9,774,166)	29,603,400	17,800,000
Savoy I	Aurora, CO	2001	444	5,450,295	38,765,670	2,297,824	5,450,295	41,063,494	46,513,789	(12,563,141)	33,950,648	(L)
Sheffield Court	Arlington, VA	1986	597	3,342,381	31,337,332	10,473,862	3,342,381	41,811,194	45,153,575	(23,499,476)	21,654,099	(L)
Sonata at Cherry Creek	Denver, CO	1999	183	5,490,000	18,130,479	1,264,429	5,490,000	19,394,908	24,884,908	(7,685,155)	17,199,753	19,190,000
Sonterra at Foothill Ranch	Foothill Ranch, CA	1997	300	7,503,400	24,048,507	1,610,524	7,503,400	25,659,031	33,162,431	(12,408,332)	20,754,099	(L)
South Winds	Fall River, MA	1971	404	2,481,821	16,780,359	4,016,098	2,481,821	20,796,457	23,278,278	(9,547,635)	13,730,643	3,892,847
Stonegate (CO)	Broomfield, CO	2003	350	8,750,000	32,998,775	2,848,652	8,750,000	35,847,427	44,597,427	(10,226,676)	34,370,751	(J)
Stoney Ridge	Dale City, VA	1985	264	8,000,000	24,147,091	5,439,826	8,000,000	29,586,917	37,586,917	(9,419,073)	28,167,844	14,746,374
Stonybrook	Boynton Beach, FL	2001	264	10,500,000	24,967,638	1,077,280	10,500,000	26,044,918	36,544,918	(7,136,693)	29,408,225	20,371,693
Summerhill Glen	Maynard, MA	1980	120	415,812	3,000,816	795,902	415,812	3,796,718	4,212,530	(1,787,805)	2,424,725	1,044,076
Summerset Village	Chatsworth, CA	1985	280	2,629,804	23,670,889	4,102,785	2,629,804	27,773,674	30,403,478	(14,824,486)	15,578,992	38,039,912
Summit at Lake Union	Seattle, WA	1995 -1997	150	1,424,700	12,852,461	3,752,142	1,424,700	16,604,603	18,029,303	(8,410,967)	9,618,336	(L)
Sunforest	Davie, FL	1989	494	10,000,000	32,124,850	4,492,406	10,000,000	36,617,256	46,617,256	(12,704,849)	33,912,407	(L)
Sunforest II	Davie, FL	(F)	—	—	355,520	—	—	355,520	355,520	—	355,520	(L)
Talleyrand	Tarrytown, NY (I)	1997-1998	300	12,000,000	49,838,160	3,809,456	12,000,000	53,647,616	65,647,616	(19,860,971)	45,786,645	35,000,000
Teresina	Chula Vista, CA	2000	440	28,600,000	61,916,670	1,938,218	28,600,000	63,854,888	92,454,888	(16,411,428)	76,043,460	43,424,197
Touriel Building	Berkeley, CA (G)	2004	35	2,736,000	7,810,027	120,712	2,736,000	7,930,739	10,666,739	(1,731,390)	8,935,349	5,050,000
Town Square at Mark Center I (fka Millbrook I)	Alexandria, VA	1996	406	24,360,000	86,178,714	2,534,882	24,360,000	88,713,596	113,073,596	(22,922,510)	90,151,086	64,680,000
Town Square at Mark Center Phase II	Alexandria, VA	2001	272	15,568,464	55,029,607	194,734	15,568,464	55,224,341	70,792,805	(5,679,993)	65,112,812	46,013,583
Tradition at Alafaya	Oviedo, FL	2006	253	7,590,000	31,881,505	289,137	7,590,000	32,170,642	39,760,642	(9,148,562)	30,612,080	(K)
Tuscany at Lindbergh	Atlanta, GA	2001	324	9,720,000	40,874,023	1,915,043	9,720,000	42,789,066	52,509,066	(13,014,206)	39,494,860	32,360,000
Uptown Square	Denver, CO (G)	1999/2001	696	17,492,000	100,696,541	2,529,750	17,492,000	103,226,291	120,718,291	(28,417,401)	92,300,890	88,550,000
Versailles	Woodland Hills, CA	1991	253	12,650,000	33,656,292	4,126,653	12,650,000	37,782,945	50,432,945	(12,624,925)	37,808,020	30,372,953
Via Ventura	Scottsdale, AZ	1980	328	1,351,785	13,382,006	8,124,724	1,351,785	21,506,730	22,858,515	(15,047,425)	7,811,090	(K)
Village at Lakewood	Phoenix, AZ	1988	240	3,166,411	13,859,090	2,288,898	3,166,411	16,147,988	19,314,399	(8,345,890)	10,968,509	(L)
Vintage	Ontario, CA	2005-2007	300	7,059,230	47,677,762	246,411	7,059,230	47,924,173	54,983,403	(10,944,256)	44,039,147	33,000,000
Warwick Station	Westminster, CO	1986	332	2,274,121	21,113,974	3,143,399	2,274,121	24,257,373	26,531,494	(12,481,108)	14,050,386	8,355,000
Westgate Pasadena Apartments	Pasadena, CA	2010	480	22,898,848	133,521,158	22,444	22,898,848	133,543,602	156,442,450	(4,615,636)	151,826,814	97,145,000
Westwood Glen	Westwood, MA	1972	156	1,616,505	10,806,004	1,729,627	1,616,505	12,535,631	14,152,136	(4,951,551)	9,200,585	223,541
Whisper Creek	Denver, CO	2002	272	5,310,000	22,998,558	988,597	5,310,000	23,987,155	29,297,155	(6,870,894)	22,426,261	13,580,000
Wilkins Glen	Medfield, MA	1975	103	538,483	3,629,943	1,528,761	538,483	5,158,704	5,697,187	(2,335,788)	3,361,399	882,098
Windridge (CA)	Laguna Niguel, CA	1989	344	2,662,900	23,985,497	6,723,847	2,662,900	30,709,344	33,372,244	(17,637,598)	15,734,646	(I)
Woodlake (WA)	Kirkland, WA	1984	288	6,631,400	16,735,484	2,897,667	6,631,400	19,633,151	26,264,551	(9,764,092)	16,500,459	(L)
Wholly Owned Encumbered			37,453	1,229,307,164	4,561,433,644	388,065,518	1,229,307,164	4,949,499,162	6,178,806,326	(1,482,040,971)	4,696,765,355	2,547,898,280
Partially Owned Unencumbered:
1401 South State (fka City Lofts)	Chicago, IL	2008	278	6,882,467	61,577,830	74,937	6,882,467	61,652,767	68,535,234	(8,211,336)	60,323,898	—
2300 Elliott	Seattle, WA	1992	92	796,800	7,173,725	6,037,779	796,800	13,211,504	14,008,304	(8,320,446)	5,687,858	—

EQUITY RESIDENTIAL
ERP OPERATING LIMITED PARTNERSHIP
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011

Description				Initial Cost to Company		Cost Capitalized Subsequent to Acquisition(Improvements, net) (E)	Gross Amount Carried at Close of Period 12/31/11
Apartment Name	Location	Date of Construction	Units (H)	Land	Building & Fixtures	Building & Fixtures	Land	Building & Fixtures (A)	Total (B)	Accumulated Depreciation (C)	Investment in Real Estate, Net at 12/31/11 (B)	Encumbrances
400 Park Avenue South (EQR)	New York, NY	(F)	—	76,292,169	1,273,531	—	76,292,169	1,273,531	77,565,700	—	77,565,700	—
400 Park Avenue South (Toll)	New York, NY	(F)	—	58,090,357	—	—	58,090,357	—	58,090,357	—	58,090,357	—
Butterfield Ranch	Chino Hills, CA	(F)	—	15,617,709	4,458,157	—	15,617,709	4,458,157	20,075,866	—	20,075,866	—
Canyon Ridge	San Diego, CA	1989	162	4,869,448	11,955,063	1,820,884	4,869,448	13,775,947	18,645,395	(7,072,766)	11,572,629	—
Copper Creek	Tempe, AZ	1984	144	1,017,400	9,158,260	1,948,215	1,017,400	11,106,475	12,123,875	(6,030,660)	6,093,215	—
Country Oaks	Agoura Hills, CA	1985	256	6,105,000	29,561,865	3,283,088	6,105,000	32,844,953	38,949,953	(11,978,857)	26,971,096	—
Fox Ridge	Englewood, CO	1984	300	2,490,000	17,522,114	3,513,373	2,490,000	21,035,487	23,525,487	(9,051,210)	14,474,277	—
Hudson Crossing II	New York, NY	(F)	—	5,000,000	—	—	5,000,000	—	5,000,000	—	5,000,000	—
Monterra in Mill Creek	Mill Creek, WA	2003	139	2,800,000	13,255,123	264,501	2,800,000	13,519,624	16,319,624	(3,688,448)	12,631,176	—
Preserve at Briarcliff	Atlanta, GA	1994	182	6,370,000	17,766,322	701,402	6,370,000	18,467,724	24,837,724	(4,701,357)	20,136,367	—
Strayhorse at Arrowhead Ranch	Glendale, AZ	1998	136	4,400,000	12,968,001	268,668	4,400,000	13,236,669	17,636,669	(3,181,411)	14,455,258	—
Willow Brook (CA)	Pleasant Hill, CA	1985	228	5,055,000	38,388,672	2,571,207	5,055,000	40,959,879	46,014,879	(11,732,931)	34,281,948	—
Partially Owned Unencumbered			1,917	195,786,350	225,058,663	20,484,054	195,786,350	245,542,717	441,329,067	(73,969,422)	367,359,645	—
Partially Owned Encumbered:
Bellevue Meadows	Bellevue, WA	1983	180	4,507,100	12,574,814	4,168,565	4,507,100	16,743,379	21,250,479	(8,102,753)	13,147,726	16,538,000
Canyon Creek (CA)	San Ramon, CA	1984	268	5,425,000	18,812,121	6,048,256	5,425,000	24,860,377	30,285,377	(9,367,456)	20,917,921	28,200,000
Isle at Arrowhead Ranch	Glendale, AZ	1996	256	1,650,237	19,593,123	1,820,738	1,650,237	21,413,861	23,064,098	(10,657,381)	12,406,717	17,700,000
Lantern Cove	Foster City, CA	1985	232	6,945,000	23,064,976	3,858,408	6,945,000	26,923,384	33,868,384	(10,048,742)	23,819,642	36,455,000
Montclair Metro	Montclair, NJ	2009	163	2,400,887	43,605,687	41,720	2,400,887	43,647,407	46,048,294	(4,016,385)	42,031,909	33,418,656
Rosecliff	Quincy, MA	1990	156	5,460,000	15,721,570	1,744,506	5,460,000	17,466,076	22,926,076	(7,527,276)	15,398,800	17,400,000
Schooner Bay I	Foster City, CA	1985	168	5,345,000	20,390,618	3,819,571	5,345,000	24,210,189	29,555,189	(8,765,022)	20,790,167	28,870,000
Schooner Bay II	Foster City, CA	1985	144	4,550,000	18,064,764	3,552,438	4,550,000	21,617,202	26,167,202	(7,903,256)	18,263,946	26,175,000
Scottsdale Meadows	Scottsdale, AZ	1984	168	1,512,000	11,423,349	1,695,333	1,512,000	13,118,682	14,630,682	(6,778,792)	7,851,890	9,270,000
Surrey Downs	Bellevue, WA	1986	122	3,057,100	7,848,618	2,148,814	3,057,100	9,997,432	13,054,532	(4,730,062)	8,324,470	9,829,000
Virgil Square	Los Angeles, CA	1979	142	5,500,000	15,216,613	1,559,212	5,500,000	16,775,825	22,275,825	(4,665,674)	17,610,151	9,900,000
Partially Owned Encumbered			1,999	46,352,324	206,316,253	30,457,562	46,352,324	236,773,815	283,126,139	(82,562,799)	200,563,340	233,755,656
Portfolio/Entity Encumbrances (1)												1,329,833,000
Total Consolidated Investment in Real Estate			117,073	$4,742,556,710	$14,306,448,590	$1,358,940,646	$4,742,556,710	$15,665,389,236	$20,407,945,946	$(4,539,582,870)	$15,868,363,076	$4,111,486,936

(1)	See attached Encumbrances Reconciliation

EQUITY RESIDENTIAL
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2011
NOTES:

(A)	The balance of furniture & fixtures included in the total investment in real estate amount was $1,292,124,515 as of December 31, 2011.

(B)	The cost, net of accumulated depreciation, for Federal Income Tax purposes as of December 31, 2011 was approximately $11.4 billion.

(C)
The life to compute depreciation for building is 30 years, for building improvements ranges from 5 to 15 years, for furniture & fixtures and replacements is 5 to 10 years, and for in-place leases is the average remaining term of each respective lease.

(D)
This asset consists of various acquisition dates and largely represents furniture, fixtures and equipment, leasehold improvements and capitalized software costs owned by the Management Business, which are generally depreciated over periods ranging from 3 to 7 years.

(E)	Primarily represents capital expenditures for major maintenance and replacements incurred subsequent to each property’s acquisition date.

(F)	Represents land and/or construction-in-progress on projects either held for future development or projects currently under development.

(G)	A portion or all of these properties includes commercial space (retail, parking and/or office space).

(H)	Total properties and units exclude the Military Housing consisting of 2 properties and 4,901 units.

(I)	through (L) See Encumbrances Reconciliation schedule.

(M)	Boot property for Freddie Mac mortgage pool.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Due to the Company’s ability as general partner to control either through ownership or by contract the Operating Partnership and its subsidiaries, the Operating Partnership and each such subsidiary has been consolidated with the Company for financial reporting purposes, except for two unconsolidated developments and our military housing properties. The consolidated financial statements also include all variable interest entities for which the Company is the primary beneficiary.
Noncontrolling interests represented by EQR's indirect 1% interest in various entities are immaterial and have not been accounted for in the Consolidated Financial Statements of the Operating Partnership. In addition, certain amounts due from EQR for its 1% interest in various entities have not been reflected in the Consolidated Balance Sheets of the Operating Partnership since such amounts are immaterial.

Real Estate Assets And Depreciation Of Investment In Real Estate Policy Text Block
Real Estate Assets and Depreciation of Investment in Real Estate
Effective for business combinations on or after January 1, 2009, an acquiring entity is required to recognize all assets acquired and liabilities assumed in a transaction at the acquisition-date fair value with limited exceptions. In addition, an acquiring entity is required to expense acquisition-related costs as incurred (amounts are included in the other expenses line item in the consolidated statements of operations), value noncontrolling interests at fair value at the acquisition date and expense restructuring costs associated with an acquired business.
The Company allocates the purchase price of properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes a number of sources, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property, our own analysis of recently acquired and existing comparable properties in our portfolio and other market data. The Company also considers information obtained about each property as a result of its pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. The Company allocates the purchase price of acquired real estate to various components as follows:

▪	Land – Based on actual purchase price adjusted to fair value (as necessary) if acquired separately or market research/comparables if acquired with an operating property.

▪
Furniture, Fixtures and Equipment – Ranges between $8,000 and $13,000 per apartment unit acquired as an estimate of the fair value of the appliances and fixtures inside an apartment unit. The per-apartment unit amount applied depends on the type of apartment building acquired. Depreciation is calculated on the straight-line method over an estimated useful life of five years.

▪	In-Place Leases – The Company considers the value of acquired in-place leases and the amortization period is the average remaining term of each respective in-place acquired lease.

▪
Other Intangible Assets – The Company considers whether it has acquired other intangible assets, including any customer relationship intangibles and the amortization period is the estimated useful life of the acquired intangible asset.

▪	Building – Based on the fair value determined on an “as-if vacant” basis. Depreciation is calculated on the straight-line method over an estimated useful life of thirty years.
Replacements inside an apartment unit such as appliances and carpeting are depreciated over an estimated useful life of five to ten years. Expenditures for ordinary maintenance and repairs are expensed to operations as incurred and significant renovations and improvements that improve and/or extend the useful life of the asset are capitalized over their estimated useful life, generally five to fifteen years. Initial direct leasing costs are expensed as incurred as such expense approximates the deferral and amortization of initial direct leasing costs over the lease terms. Property sales or dispositions are recorded when title transfers to unrelated third parties, contingencies have been removed and sufficient cash consideration has been received by the Company. Upon disposition, the related costs and accumulated depreciation are removed from the respective accounts. Any gain or loss on sale is recognized in accordance with accounting principles generally accepted in the United States.
The Company classifies real estate assets as real estate held for disposition when it is certain a property will be disposed of (see further discussion below).
The Company classifies properties under development and/or expansion and properties in the lease-up phase (including land) as construction-in-progress until construction has been completed and all certificates of occupancy permits have been obtained.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company periodically evaluates its long-lived assets, including its investments in real estate, for indicators of impairment. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions and legal and environmental concerns, as well as the Company’s ability to hold and its intent with regard to each asset. Future events could occur which would cause the Company to conclude that impairment indicators exist and an impairment loss is warranted.
For long-lived assets to be held and used, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, the Company would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.
For long-lived assets to be disposed of, an impairment loss is recognized when the estimated fair value of the asset, less the estimated cost to sell, is less than the carrying amount of the asset measured at the time that the Company has determined it will sell the asset. Long-lived assets held for disposition and the related liabilities are separately reported, with the long-lived assets reported at the lower of their carrying amounts or their estimated fair values, less their costs to sell, and are not depreciated after reclassification to real estate held for disposition.

Cost Capitalization
Cost Capitalization
See the Real Estate Assets and Depreciation of Investment in Real Estate section for a discussion of the Company’s policy with respect to capitalization vs. expensing of fixed asset/repair and maintenance costs. In addition, the Company capitalizes an allocation of the payroll and associated costs of employees directly responsible for and who spend their time on the supervision of major capital and/or renovation projects. These costs are reflected on the balance sheet as an increase to depreciable property.
For all development projects, the Company uses its professional judgment in determining whether such costs meet the criteria for capitalization or must be expensed as incurred. The Company capitalizes interest, real estate taxes and insurance and payroll and associated costs for those individuals directly responsible for and who spend their time on development activities, with capitalization ceasing no later than 90 days following issuance of the certificate of occupancy. These costs are reflected on the balance sheet as construction-in-progress for each specific property. The Company expenses as incurred all payroll costs of on-site employees working directly at our properties, except as noted above on our development properties prior to certificate of occupancy issuance and on specific major renovations at selected properties when additional incremental employees are hired.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all demand deposits, money market accounts and investments in certificates of deposit and repurchase agreements purchased with a maturity of three months or less at the date of purchase to be cash equivalents. The Company maintains its cash and cash equivalents at financial institutions. The combined account balances at one or more institutions typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes that the risk is not significant, as the Company does not anticipate the financial institutions’ non-performance.

Investment Securities
Investment Securities
Investment securities are included in other assets in the consolidated balance sheets. These securities are classified as held-to-maturity and carried at amortized cost if management has the positive intent and ability to hold the securities to maturity. Otherwise, the securities are classified as available-for-sale and carried at estimated fair value with unrealized gains and losses included in accumulated other comprehensive (loss), a separate component of shareholders’ equity/partners' capital.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs include fees and costs incurred to obtain the Company’s lines of credit and long-term financings. These costs are amortized over the terms of the related debt. Unamortized financing costs are written off when debt is retired before the maturity date. The accumulated amortization of such deferred financing costs was $37.7 million and $43.9 million at December 31, 2011 and 2010, respectively.

Fair Value of Financial Instruments, Including Derivative Instruments
Fair Value of Financial Instruments, Including Derivative Instruments
The valuation of financial instruments requires the Company to make estimates and judgments that affect the fair value of the instruments. The Company, where possible, bases the fair values of its financial instruments, including its derivative instruments, on listed market prices and third party quotes. Where these are not available, the Company bases its estimates on current instruments with similar terms and maturities or on other factors relevant to the financial instruments.
In the normal course of business, the Company is exposed to the effect of interest rate changes. The Company seeks to manage these risks by following established risk management policies and procedures including the use of derivatives to hedge interest rate risk on debt instruments.
The Company has a policy of only entering into contracts with major financial institutions based upon their credit ratings and other factors. When viewed in conjunction with the underlying and offsetting exposure that the derivatives are designed to hedge, the Company has not sustained a material loss from these instruments nor does it anticipate any material adverse effect on its net income or financial position in the future from the use of derivatives.
The Company recognizes all derivatives as either assets or liabilities in the consolidated balance sheets and measures those instruments at fair value. In addition, fair value adjustments will affect either shareholders’ equity/partners' capital or net income depending on whether the derivative instruments qualify as a hedge for accounting purposes and, if so, the nature of the hedging activity. When the terms of an underlying transaction are modified, or when the underlying transaction is terminated or completed, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures. Any derivative instrument used for risk management that does not meet the hedging criteria is marked-to-market each period. The Company does not use derivatives for trading or speculative purposes.

Revenue Recognition
Revenue Recognition
Rental income attributable to residential leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of an apartment unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis. Fee and asset management revenue and interest income are recorded on an accrual basis.

Share-Based Compensation
Share-Based Compensation
The Company expenses share-based compensation such as restricted shares and share options. Any common share of beneficial interest, $0.01 par value per share (the "Common Shares") issued pursuant to EQR's incentive equity compensation and employee share purchase plans will result in ERPOP issuing units of limited partnership interest ("OP Units") to EQR on a one-for-one basis, with ERPOP receiving the net cash proceeds of such issuances.
The fair value of the option grants are recognized over the vesting period of the options. The fair value for the Company's share options was estimated at the time the share options were granted using the Black-Scholes option pricing model with the primary grant in each year having the following weighted average assumptions:

	2011	2010	2009
Expected volatility (1)	27.1%	32.4%	26.8%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.56%	4.85%	4.68%
Risk-free interest rate (4)	2.27%	2.29%	1.89%
Option valuation per share	$8.36	$6.18	$3.38

(1)
Expected volatility – For 2011, estimated based on the historical ten-year volatility of EQR’s share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.
The valuation method and assumptions are the same as those the Company used in accounting for option expense in its consolidated financial statements. The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. This model is only one method of valuing options and the Company’s use of this model should not be interpreted as an endorsement of its accuracy. Because the Company’s share options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the existing models do not necessarily provide a reliable single measure of the fair value of its share options and the actual value of the options may be significantly different.

Income and Other Taxes
Income and Other Taxes
Due to the structure of EQR as a REIT and the nature of the operations of its operating properties, no provision for federal income taxes has been made at the EQR level. In addition, ERPOP generally is not liable for federal income taxes as the partners recognize their proportionate share of income or loss in their tax returns; therefore no provision for federal income taxes has been made at the ERPOP level. Historically, the Company has generally only incurred certain state and local income, excise and franchise taxes. The Company has elected Taxable REIT Subsidiary (“TRS”) status for certain of its corporate subsidiaries and as a result, these entities will incur both federal and state income taxes on any taxable income of such entities after consideration of any net operating losses.
Deferred tax assets and liabilities applicable to the TRS are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates for which the temporary differences are expected to be recovered or settled. The effects of changes in tax rates on deferred tax assets and liabilities are recognized in earnings in the period enacted. The Company’s deferred tax assets are generally the result of tax affected amortization of goodwill, differing depreciable lives on capitalized assets and the timing of expense recognition for certain accrued liabilities. As of December 31, 2011, the Company has recorded a deferred tax asset of approximately $31.7 million, which is fully offset by a valuation allowance due to the uncertainty in forecasting future TRS taxable income.
The Company provided for income, franchise and excise taxes allocated as follows in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 (amounts in thousands):

	Year Ended December 31,
	2011	2010	2009
Income and other tax expense (benefit) (1)	$728	$292	$2,716
Discontinued operations, net (2)	(243)	86	(1,073)
Provision for income, franchise and excise taxes (3)	$485	$378	$1,643

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.
The Company’s TRSs have approximately $71.4 million of NOL carryforwards available as of January 1, 2012 that will expire between 2028 and 2031.
During the years ended December 31, 2011, 2010 and 2009, the Company’s tax treatment of dividends and distributions were as follows:

	Year Ended December 31,
	2011	2010	2009
Tax treatment of dividends and distributions:
Ordinary dividends	$0.667	$0.607	$0.807
Long-term capital gain	0.629	0.622	0.558
Unrecaptured section 1250 gain	0.284	0.241	0.275
Dividends and distributions declared per
Common Share/Unit outstanding	$1.580	$1.470	$1.640

The cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes as of December 31, 2011 and 2010 was approximately $11.4 billion and $10.9 billion, respectively.

Noncontrolling Interests
Noncontrolling Interests
A noncontrolling interest in a subsidiary (minority interest) is in most cases an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements and separate from the parent company's equity. In addition, consolidated net income is required to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and the amount of consolidated net income attributable to the parent and the noncontrolling interest are required to be disclosed on the face of the Consolidated Statements of Operations. See Note 3 for further discussion.
Operating Partnership: Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the noncontrolling interests by the total OP Units held by the noncontrolling interests and EQR. Issuance of additional Common Shares and OP Units changes the ownership interests of both the noncontrolling interests and EQR. Such transactions and the related proceeds are treated as capital transactions.
Partially Owned Properties: The Company reflects noncontrolling interests in partially owned properties on the balance sheet for the portion of properties consolidated by the Company that are not wholly owned by the Company. The earnings or losses from those properties attributable to the noncontrolling interests are reflected as noncontrolling interests in partially owned properties in the consolidated statements of operations.
Partners' Capital
The "Limited Partners" of ERPOP include various individuals and entities that contributed their properties to ERPOP in exchange for OP Units. The "General Partner" of ERPOP is EQR. Net income is allocated to the Limited Partners based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of OP Units held by the Limited Partners by the total OP Units held by the Limited Partners and the General Partner. Issuance of additional Common Shares and OP Units changes the ownership interests of both the Limited Partners and EQR. Such transactions and the related proceeds are treated as capital transactions.
Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners
The Company classifies Redeemable Noncontrolling Interests – Operating Partnership / Redeemable Limited Partners in the mezzanine section of the consolidated balance sheets for the portion of OP Units that EQR is required, either by contract or securities law, to deliver registered Common Shares to the exchanging OP Unit holder. The redeemable noncontrolling interest units / redeemable limited partner units are adjusted to the greater of carrying value or fair market value based on the Common Share price of EQR at the end of each respective reporting period.

Use of Estimates
Use of Estimates
In preparation of the Company’s financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Reclassifications
Reclassifications
Certain reclassifications considered necessary for a fair presentation have been made to the prior period financial statements in order to conform to the current year presentation. These reclassifications have not changed the results of operations or equity/capital.

Other
Other
In June 2009, the Financial Accounting Standards Board (“FASB”) issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which superseded all then-existing non-SEC accounting and reporting standards and became the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by non-governmental entities. The Company adopted the codification as required, effective for the quarter ended September 30, 2009. The adoption of the codification had no impact on the Company’s consolidated results of operations or financial position but changed the way we refer to accounting literature in our reports.
Effective January 1, 2010, in an effort to improve financial standards for transfers of financial assets, more stringent conditions for reporting a transfer of a portion of a financial asset as a sale (e.g. loan participations) are required, the concept of a “qualifying special-purpose entity” and special guidance for guaranteed mortgage securitizations are eliminated, other sale-accounting criteria is clarified and the initial measurement of a transferor’s interest in transferred financial assets is changed. This does not have a material effect on the Company’s consolidated results of operations or financial position.
Effective January 1, 2010, the analysis for identifying the primary beneficiary of a Variable Interest Entity (“VIE”) has been simplified by replacing the previous quantitative-based analysis with a framework that is based more on qualitative judgments. The analysis requires the primary beneficiary of a VIE to be identified as the party that both (a) has the power to direct the activities of a VIE that most significantly impact its economic performance and (b) has an obligation to absorb losses or a right to receive benefits that could potentially be significant to the VIE. For the Company, this includes certain consolidated development partnerships as the Company provides substantially all of the capital for these ventures (other than third party mortgage debt, if any). For the Company, these requirements affected only disclosures and had no impact on the Company’s consolidated results of operations or financial position. See Note 6 for further discussion.

The Company is the controlling partner in various consolidated partnerships owning 21 properties and 3,916 apartment units and various completed and uncompleted development properties having a noncontrolling interest book value of $74.3 million at December 31, 2011. The Company is required to make certain disclosures regarding noncontrolling interests in consolidated limited-life subsidiaries. Of the consolidated entities described above, the Company is the controlling partner in limited-life partnerships owning six properties. These six partnership agreements contain provisions that require the partnerships to be liquidated through the sale of their assets upon reaching a date specified in each respective partnership agreement. The Company, as controlling partner, has an obligation to cause the property owning partnerships to distribute the proceeds of liquidation to the Noncontrolling Interests in these Partially Owned Properties only to the extent that the net proceeds received by the partnerships from the sale of their assets warrant a distribution based on the partnership agreements. As of December 31, 2011, the Company estimates the value of Noncontrolling Interest distributions for these six properties would have been approximately $33.8 million (“Settlement Value”) had the partnerships been liquidated. This Settlement Value is based on estimated third party consideration realized by the partnerships upon disposition of the six Partially Owned Properties and is net of all other assets and liabilities, including yield maintenance on the mortgages encumbering the properties, that would have been due on December 31, 2011 had those mortgages been prepaid. Due to, among other things, the inherent uncertainty in the sale of real estate assets, the amount of any potential distribution to the Noncontrolling Interests in the Company's Partially Owned Properties is subject to change. To the extent that the partnerships' underlying assets are worth less than the underlying liabilities, the Company has no obligation to remit any consideration to the Noncontrolling Interests in these Partially Owned Properties.
Effective January 1, 2011, companies are required to separately disclose purchases, sales, issuances and settlements on a gross basis in the reconciliation of recurring Level 3 fair value measurements. This does not have a material effect on the Company’s consolidated results of operations or financial position. See Note 9 for further discussion.

Effective January 1, 2012, companies will be required to separately disclose the amounts and reasons for any transfers of assets and liabilities into and out of Level 1 and Level 2 of the fair value hierarchy. For fair value measurements using significant unobservable inputs (Level 3), companies will be required to disclose quantitative information about the significant unobservable inputs used for all Level 3 measurements and a description of the Company's valuation processes in determining fair value. In addition, companies will be required to provide a qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs. Companies will also be required to disclose information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. The Company does not expect this will have a material effect on its consolidated results of operations or financial position.

Effective January 1, 2009, issuers of certain convertible debt instruments that may be settled in cash on conversion were required to separately account for the liability and equity components of the instrument in a manner that reflects each issuer's nonconvertible debt borrowing rate. As the Company was required to apply this retrospectively, the accounting for its $650.0 million 3.85% convertible unsecured notes that were issued in August 2006 with a final maturity in August 2026 was affected. On August 18, 2011, the Company redeemed these notes at par ($482.5 million was outstanding on August 18, 2011) and no premium was paid. The Company recognized $11.8 million, $18.6 million and $20.6 million in interest expense related to the stated coupon rate of 3.85% for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of the conversion option as of the date of issuance calculated by the Company using a 5.80% effective interest rate was $44.3 million and was amortized to interest expense over the expected life of the convertible notes (through the first put date on August 18, 2011). Total amortization of the cash discount and conversion option discount on the unsecured notes resulted in a reduction to earnings of approximately $5.0 million, $7.8 million and $10.6 million, respectively, or $0.02 per share/Unit, $0.03 per share/Unit and $0.04 per share/Unit, respectively, for the years ended December 31, 2011, 2010 and 2009. In addition, the Company decreased the January 1, 2009 balance of retained earnings (included in general partner's capital in the Operating Partnership's financial statements) by $27.0 million, decreased the January 1, 2009 balance of notes by $17.3 million and increased the January 1, 2009 balance of paid in capital (included in general partner's capital in the Operating Partnership's financial statements) by $44.3 million. The carrying amount of the conversion option remaining in paid in capital (included in general partner's capital in the Operating Partnership's financial statements) was $44.3 million at both December 31, 2011 and 2010. The cash and conversion option discounts were fully amortized at December 31, 2011 and the unamortized cash and conversion option discounts totaled $5.0 million at December 31, 2010.

Business (Tables)	12 Months Ended
Dec. 31, 2011
Business [Abstract]
Property/Unit schedule

	Properties	Apartment Units
Wholly Owned Properties	404	113,157
Partially Owned Properties – Consolidated	21	3,916
Military Housing	2	4,901
	427	121,974

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Table Text Block]

	2011	2010	2009
Expected volatility (1)	27.1%	32.4%	26.8%
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (3)	4.56%	4.85%	4.68%
Risk-free interest rate (4)	2.27%	2.29%	1.89%
Option valuation per share	$8.36	$6.18	$3.38

(1)
Expected volatility – For 2011, estimated based on the historical ten-year volatility of EQR’s share price measured on a monthly basis. Prior to 2011, estimated based on the historical volatility of EQR's share price, on a monthly basis, for a period matching the expected life of each grant. This change in estimate reflects the Company's belief that the historical ten-year period provides a better estimate of the expected volatility in EQR shares over the expected life of the options.

(2)	Expected life – Approximates the actual weighted average life of all share options granted since the Company went public in 1993.

(3)
Expected dividend yield – Calculated by averaging the historical annual yield on EQR shares for a period matching the expected life of each grant, with the annual yield calculated by dividing actual dividends by the average price of EQR’s shares in a given year.

(4)	Risk-free interest rate – The most current U.S. Treasury rate available prior to the grant date for a period matching the expected life of each grant.

Allocation Of Income Franchise And Excise Taxes In Consolidated Statements Of Operations [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Income and other tax expense (benefit) (1)	$728	$292	$2,716
Discontinued operations, net (2)	(243)	86	(1,073)
Provision for income, franchise and excise taxes (3)	$485	$378	$1,643

(1)	Primarily includes state and local income, excise and franchise taxes.

(2)
Primarily represents federal income taxes (recovered) on the gains on sales of condominium units owned by a TRS and included in discontinued operations. Also represents state and local income, excise and franchise taxes on operating properties sold and included in discontinued operations.

(3)	All provisions for income tax amounts are current and none are deferred.

Tax Treatment Of Dividends And Distributions [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Tax treatment of dividends and distributions:
Ordinary dividends	$0.667	$0.607	$0.807
Long-term capital gain	0.629	0.622	0.558
Unrecaptured section 1250 gain	0.284	0.241	0.275
Dividends and distributions declared per
Common Share/Unit outstanding	$1.580	$1.470	$1.640

Equity, Capital and Other Interests (Tables)	12 Months Ended
Dec. 31, 2011
Common shares and units rollforward

	2011	2010	2009
Common Shares
Common Shares outstanding at January 1,	290,197,242	279,959,048	272,786,760
Common Shares Issued:
Conversion of Series E Preferred Shares	—	328,363	612
Conversion of Series H Preferred Shares	—	32,516	—
Conversion of OP Units	341,594	884,472	2,676,002
Issuance of Common Shares	3,866,666	6,151,198	3,497,300
Exercise of share options	2,945,948	2,506,645	422,713
Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted share grants, net	145,616	235,767	298,717
Common Shares Other:
Conversion of restricted shares to LTIP Units	(101,988)	—	—
Repurchased and retired	—	(58,130)	(47,450)
Common Shares outstanding at December 31,	297,508,185	290,197,242	279,959,048
Units
Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of OP Units to Common Shares	(341,594)	(884,472)	(2,676,002)
Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Total Common Shares and Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2011	December 31, 2010
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

Limited Partner [Member]
Common shares and units rollforward

	2011	2010	2009
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	303,809,279	294,157,017	289,466,537
Issued to General Partner:
Conversion of Series E Preference Units	—	328,363	612
Conversion of Series H Preference Units	—	32,516	—
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
EQR's restricted share grants, net	145,616	235,767	298,717
Issued to Limited Partners:
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of Series B Junior Preference Units	—	—	7,517
OP Units Other:
Repurchased and retired	—	(58,130)	(47,450)
General and Limited Partner Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
Limited Partner LTIP Units, net	120,112	92,892	154,616
Limited Partner OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of EQR restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of Limited Partner OP Units to EQR Common Shares	(341,594)	(884,472)	(2,676,002)
Limited Partner Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Limited Partner Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
Limited Partner LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2011	December 31, 2010
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 600,000 units issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units have a corresponding depositary unit that consists of ten times the number of units and one-tenth the liquidation value and dividend per unit.

Real Estate (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2011	2010
Land	$4,367,816	$4,110,275
Depreciable property:
Buildings and improvements	14,262,616	13,995,121
Furniture, fixtures and equipment	1,292,124	1,231,391
Projects under development:
Land	75,646	28,260
Construction-in-progress	84,544	102,077
Land held for development:
Land	299,096	198,465
Construction-in-progress	26,104	36,782
Investment in real estate	20,407,946	19,702,371
Accumulated depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	$15,868,363	$15,365,014

Acquired Properties Table

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.

During the year ended December 31, 2010, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869
Total	16	4,445	$1,554,570

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360
Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.

	Properties	Apartment Units	Sales Price

Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.

Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2011
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real Estate to be Acquired Table Text Block

	Properties	Apartment Units	Purchase Price
Rental Properties	2	648	$241,000
Land Parcels (three)	—	—	53,200
Total	2	648	$294,200

Disposed Properties Table Text Block

	Properties	Apartment Units	Sales Price
Rental Properties	6	1,169	$127,075
Total	6	1,169	$127,075

Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule [Table Text Block]

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total

Total projects (1)	—	2	19	21

Total apartment units (1)	—	441	3,475	3,916

Balance sheet information at 12/31/11 (at 100%):
ASSETS
Investment in real estate	$160,732	$114,584	$449,140	$724,456
Accumulated depreciation	—	(12,228)	(144,305)	(156,533)
Investment in real estate, net	160,732	102,356	304,835	567,923
Cash and cash equivalents	1,638	1,503	15,578	18,719
Deposits – restricted	43,970	2,272	15,177	61,419
Escrow deposits – mortgage	—	60	—	60
Deferred financing costs, net	—	65	1,179	1,244
Other assets	3,554	140	144	3,838
Total assets	$209,894	$106,396	$336,913	$653,203

LIABILITIES AND EQUITY/CAPITAL
Mortgage notes payable	$—	$33,419	$200,337	$233,756
Accounts payable & accrued expenses	202	1,073	818	2,093
Accrued interest payable	—	104	782	886
Other liabilities	1,275	79	1,139	2,493
Security deposits	—	102	1,491	1,593
Total liabilities	1,477	34,777	204,567	240,821

Noncontrolling Interests – Partially Owned Properties	78,090	1,079	(4,863)	74,306
Company equity/General and Limited Partners' Capital	130,327	70,540	137,209	338,076
Total equity/capital	208,417	71,619	132,346	412,382
Total liabilities and equity/capital	$209,894	$106,396	$336,913	$653,203

Debt – Secured (2):
Company/Operating Partnership Ownership (3)	$—	$33,419	$159,068	$192,487
Noncontrolling Ownership	—	—	41,269	41,269
Total (at 100%)	$—	$33,419	$200,337	$233,756

Partially Owned Property Income Statement Schedule [Table Text Block]

	Consolidated
	Development Projects (VIEs) (4)
	Held for and/or Under Development	Completed and Stabilized	Other	Total
Operating information for the year ended 12/31/11 (at 100%):
Operating revenue	$—	$8,961	$57,916	$66,877
Operating expenses	249	3,868	19,115	23,232
Net operating (loss) income	(249)	5,093	38,801	43,645
Depreciation	—	4,163	15,117	19,280
General and administrative/other	152	6	123	281
Operating (loss) income	(401)	924	23,561	24,084
Interest and other income	6	6	10	22
Other expenses	(487)	—	(39)	(526)
Interest:
Expense incurred, net	(399)	(3,229)	(11,295)	(14,923)
Amortization of deferred financing costs	—	(382)	(366)	(748)
(Loss) income before income and other taxes and net gains on sales of land parcels and discontinued operations	(1,281)	(2,681)	11,871	7,909
Income and other tax (expense) benefit	(57)	—	(6)	(63)
Net gain on sales of land parcels	4,217	—	—	4,217
Net gain on sales of discontinued operations	169	—	13,259	13,428
Net income (loss)	$3,048	$(2,681)	$25,124	$25,491

Deposits - Restricted Deposits - Restricted Summary (Tables)	12 Months Ended
Dec. 31, 2011
Deposits Restricted (Tables) [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]

	December 31, 2011	December 31, 2010
Tax–deferred (1031) exchange proceeds	$53,668	$103,887
Earnest money on pending acquisitions	7,882	9,264
Restricted deposits on debt	2,370	18,966
Restricted deposits on real estate investments	43,970	—
Resident security and utility deposits	40,403	40,745
Other	3,944	8,125
Totals	$152,237	$180,987

Debt Debt (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013
Totals	$5,185,180

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2012	$1,161,582	(2)
2013	579,675
2014	588,340
2015	418,900
2016	1,190,038
Thereafter	5,782,526
Total	$9,721,061

(1)	Principal payments on all debt include amortization of any discounts or premiums related to the debt. Premiums and discounts are amortized over the life of the debt.

(2)
Includes the Company's $500.0 million term loan facility. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012.

Derivative and Other Fair Value Instruments (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative and Other Fair Value Instruments (Tables) [Abstract]
Derivative Instrument Table

	Fair Value Hedges (1)	Forward Starting Swaps (2)
Current Notional Balance	$315,693	$200,000
Lowest Possible Notional	$315,693	$200,000
Highest Possible Notional	$317,694	$200,000
Lowest Interest Rate	2.009%	3.478%
Highest Interest Rate	4.800%	4.695%
Earliest Maturity Date	2012	2023
Latest Maturity Date	2013	2023

Schedule of Location and Amount of Financial Instruments on Balanace Sheet

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2011	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$8,972	$—	$8,972	$—
Supplemental Executive Retirement Plan	Other Assets	71,426	71,426	—	—
Available-for-Sale Investment Securities	Other Assets	1,550	1,550	—	—
Total		$81,948	$72,976	$8,972	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$32,278	$—	$32,278	$—
Supplemental Executive Retirement Plan	Other Liabilities	71,426	71,426	—	—
Total		$103,704	$71,426	$32,278	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	$416,404	$—	$416,404	$—

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in
			Active Markets for	Significant Other	Significant
	Balance Sheet		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	Location	12/31/2010	(Level 1)	(Level 2)	(Level 3)
Assets
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other Assets	$12,521	$—	$12,521	$—
Forward Starting Swaps	Other Assets	3,276	—	3,276	—
Supplemental Executive Retirement Plan	Other Assets	58,132	58,132	—	—
Available-for-Sale Investment Securities	Other Assets	1,194	1,194	—	—
Total		$75,123	$59,326	$15,797	$—

Liabilities
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps	Other Liabilities	$37,756	$—	$37,756	$—
Development Cash Flow Hedges	Other Liabilities	1,322	—	1,322	—
Supplemental Executive Retirement Plan	Other Liabilities	58,132	58,132	—	—
Total		$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests –
Operating Partnership/Redeemable
Limited Partners	Mezzanine	383,540	—	383,540	—

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets for	Significant Other	Significant
		Identical Assets/Liabilities	Observable Inputs	Unobservable Inputs
Description	12/31/2010	(Level 1)	(Level 2)	(Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)
Total	$56,000	$—	$—	$56,000	$(45,380)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

December 31, 2011 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(3,549)	Fixed rate debt	Interest expense	$3,549
Total		$(3,549)			$3,549

December 31, 2010 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)
Total		$7,335			$(7,335)

December 31, 2009 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative		Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss)Recognized in Income on Hedged Item
			Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167
Total		$(1,167)			$1,167

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

	Effective Portion			Ineffective Portion
December 31, 2011 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(145,090)	Interest expense	$(4,343)	Interest expense	$(170)
Development Interest Rate Swaps/Caps	1,322	Interest expense	—	N/A	—
Total	$(143,768)		$(4,343)		$(170)

	Effective Portion			Ineffective Portion
December 31, 2010 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—
Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
December 31, 2009 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income

Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—
Total	$37,676		$(3,724)		$—

Available-for-sale Securities [Table Text Block]
The following tables set forth the maturity, amortized cost, gross unrealized gains and losses, book/fair value and interest and other income of the various investment securities held as of December 31, 2011 and 2010, respectively (amounts in thousands):

		Other Assets
December 31, 2011 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income

Available -for-Sale Investment Securities	N/A	$675	$875	$—	$1,550	$—
Total		$675	$875	$—	$1,550	$—

		Other Assets
December 31, 2010 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income

Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—
Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per share – basic:
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Allocation to Noncontrolling Interests – Operating Partnership, net	(2,738)	4,732	4,273
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Net income attributable to Preference Interests and Units	—	—	(9)
Preferred distributions	(13,865)	(14,368)	(14,479)
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	59,008	(97,209)	(72,877)
Discontinued operations, net of Noncontrolling Interests	820,712	366,451	420,671
Numerator for net income per share – basic	$879,720	$269,242	$347,794
Numerator for net income per share – diluted (1):
Income from continuing operations	$76,443
Net (income) attributable to Noncontrolling Interests – Partially Owned Properties	(832)
Preferred distributions	(13,865)
Income from continuing operations available to Common Shares	61,746
Discontinued operations, net	858,754
Numerator for net income per share – diluted (1)	$920,500	$269,242	$347,794
Denominator for net income per share – basic and diluted (1):
Denominator for net income per share – basic	294,856	282,888	273,609
Effect of dilutive securities:
OP Units	13,206
Long-term compensation shares/units	4,003
Denominator for net income per share – diluted (1)	312,065	282,888	273,609
Net income per share – basic	$2.98	$0.95	$1.27
Net income per share – diluted	$2.95	$0.95	$1.27
Net income per share – basic:
Income (loss) from continuing operations available to Common Shares, net of Noncontrolling Interests	$0.200	$(0.344)	$(0.266)
Discontinued operations, net of Noncontrolling Interests	2.784	1.296	1.537
Net income per share – basic	$2.984	$0.952	$1.271
Net income per share – diluted (1):
Income (loss) from continuing operations available to Common Shares	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per share – diluted	$2.950	$0.952	$1.271
Distributions declared per Common Share outstanding	$1.58	$1.47	$1.64

Operating Partnership [Member]
Earnings Per Share [Line Items]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

	Year Ended December 31,
	2011	2010	2009
Numerator for net income per Unit – basic and diluted (1):
Income (loss) from continuing operations	$76,443	$(88,299)	$(63,220)
Net (income) loss attributable to Noncontrolling Interests – Partially Owned Properties	(832)	726	558
Allocation to Preference Units	(13,865)	(14,368)	(14,479)
Allocation to Preference Interests and Junior Preference Units	—	—	(9)
Income (loss) from continuing operations available to Units	61,746	(101,941)	(77,150)
Discontinued operations, net	858,754	384,282	445,249
Numerator for net income per Unit – basic and diluted (1)	$920,500	$282,341	$368,099
Denominator for net income per Unit – basic and diluted (1):
Denominator for net income per Unit – basic	308,062	296,527	289,167
Effect of dilutive securities:
Dilution for Units issuable upon assumed exercise/vesting of the Company's long-term compensation shares/units	4,003
Denominator for net income per Unit – diluted (1)	312,065	296,527	289,167
Net income per Unit – basic	$2.98	$0.95	$1.27
Net income per Unit – diluted	$2.95	$0.95	$1.27
Net income per Unit – basic:
Income (loss) from continuing operations available to Units	$0.200	$(0.344)	$(0.266)
Discontinued operations, net	2.784	1.296	1.537
Net income per Unit – basic	$2.984	$0.952	$1.271
Net income per Unit – diluted (1):
Income (loss) from continuing operations available to Units	$0.198	$(0.344)	$(0.266)
Discontinued operations, net	2.752	1.296	1.537
Net income per Unit – diluted	$2.950	$0.952	$1.271
Distributions declared per Unit outstanding	$1.58	$1.47	$1.64

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2011	2010	2009
REVENUES
Rental income	$116,350	$308,945	$395,719
Total revenues	116,350	308,945	395,719

EXPENSES (1)
Property and maintenance	52,462	119,720	148,449
Real estate taxes and insurance	8,836	25,904	37,229
Depreciation	21,201	64,791	86,175
General and administrative	53	42	43
Total expenses	82,552	210,457	271,896

Discontinued operating income	33,798	98,488	123,823

Interest and other income	184	800	127
Other expenses	—	—	(11)
Interest (2):
Expense incurred, net	(1,120)	(12,584)	(14,262)
Amortization of deferred financing costs	(840)	(292)	(800)
Income and other tax (expense) benefit	243	(86)	1,073

Discontinued operations	32,265	86,326	109,950
Net gain on sales of discontinued operations	826,489	297,956	335,299

Discontinued operations, net	$858,754	$384,282	$445,249

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.

Share Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share Incentive Plans (Tables) [Abstract]
Compensation information

	Year Ended December 31, 2011
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,041	$1,061	$9,102	$1,121
LTIP Units	3,344	297	3,641	199
Share options	8,711	834	9,545	—
ESPP discount	1,081	113	1,194	—
Total	$21,177	$2,305	$23,482	$1,320

	Year Ended December 31, 2010
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Restricted shares	$8,603	$1,178	$9,781	$1,334
LTIP Units	2,334	190	2,524	138
Share options	6,707	714	7,421	—
ESPP discount	1,231	59	1,290	—
Total	$18,875	$2,141	$21,016	$1,472

	Year Ended December 31, 2009
	Compensation Expense	Compensation Capitalized	Compensation Equity	Dividends Incurred
Performance shares	$103	$76	$179	$—
Restricted shares	10,065	1,067	11,132	1,627
LTIP Units	1,036	158	1,194	254
Share options	5,458	538	5,996	—
ESPP discount	1,181	122	1,303	—
Total	$17,843	$1,961	$19,804	$1,881

Award activity of the Share Incentive Plans

	Common Shares Subject to Options	Weighted Average Exercise Price per Option	Restricted Shares	Weighted Average Fair Value per Restricted Share	LTIP Units	Weighted Average Fair Value per LTIP Unit
Balance at December 31, 2008	9,473,259	$33.94	996,011	$44.16	—	—
Awards granted (1)	2,541,005	$23.08	362,997	$22.62	155,189	$21.11
Awards exercised/vested (2) (3)	(422,713)	$21.62	(340,362)	$42.67	—	—
Awards forfeited	(146,151)	$30.07	(64,280)	$35.28	(573)	$21.11
Awards expired	(95,650)	$32.21	—	—	—	—
Balance at December 31, 2009	11,349,750	$32.03	954,366	$37.10	154,616	$21.11
Awards granted (1)	1,436,115	$33.59	270,805	$34.85	94,096	$32.97
Awards exercised/vested (2) (3)	(2,506,645)	$28.68	(278,183)	$52.25	—	—
Awards forfeited	(76,275)	$29.43	(35,038)	$30.84	(1,204)	$21.11
Awards expired	(96,457)	$42.69	—	—	—	—
Balance at December 31, 2010	10,106,488	$33.00	911,950	$32.05	247,508	$25.62
Awards granted (1)	1,491,311	$53.70	170,588	$53.99	223,452	$46.64
Awards exercised/vested (2) (3) (4)	(2,945,950)	$32.27	(258,068)	$38.32	(101,988)	$38.57
Awards forfeited	(41,559)	$35.14	(126,960)	$37.19	(1,352)	$27.79
Awards expired	(16,270)	$44.13	—	—	—	—
Balance at December 31, 2011	8,594,020	$36.81	697,510	$34.17	367,620	$34.80

(1)	The weighted average grant date fair value for Options granted during the years ended December 31, 2011, 2010 and 2009 was $8.18 per share, $6.18 per share and $3.38 per share, respectively.

(2)
The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $74.8 million, $39.6 million and $2.8 million, respectively. These values were calculated as the difference between the strike price of the underlying awards and the per share price at which each respective award was exercised.

(3)	The fair value of restricted shares vested during the years ended December 31, 2011, 2010 and 2009 was $14.0 million, $9.1 million and $8.0 million, respectively.

(4)	The fair value of LTIP Units vested during the year ended December 31, 2011 was $5.5 million.

Information regarding options outstanding and exercisable

	Options Outstanding (1)			Options Exercisable (2)
Range of Exercise Prices	Options	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
$18.70 to $24.93	2,101,071	5.79	$23.17	1,335,909	$23.23
$24.94 to $31.16	755,411	1.19	$28.34	755,411	$28.34
$31.17 to $37.39	1,896,070	6.27	$32.53	1,019,788	$32.16
$37.40 to $43.62	1,617,066	5.14	$40.56	1,617,066	$40.56
$43.63 to $49.86	61,397	8.52	$48.40	4,202	$45.25
$49.87 to $56.09	2,119,010	7.93	$53.52	683,174	$53.50
$56.10 to $62.32	43,995	9.47	$59.23	—	—
$18.70 to $62.32	8,594,020	5.94	$36.81	5,415,550	$34.64
Vested and expected to vest as of December 31, 2011	8,507,188	5.91	$36.68

(1)	The aggregate intrinsic value of options outstanding that are vested and expected to vest as of December 31, 2011 is $173.2 million.

(2)	The aggregate intrinsic value and weighted average remaining contractual life in years of options exercisable as of December 31, 2011 is $121.3 million and 4.5 years, respectively.

Employee Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Plans (Tables) [Abstract]
Summary of information regarding the Common Shares issued under the ESPP

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands except share and per share amounts)
Shares issued	113,107	157,363	324,394
Issuance price ranges	$44.04 – $51.19	$28.26 – $41.16	$14.21 – $24.84
Issuance proceeds	$5,262	$5,112	$5,292

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of Contractural Obligations [Table Text Block]
The following table summarizes the Company’s contractual obligations for minimum rent payments under operating leases and deferred compensation for the next five years and thereafter as of December 31, 2011:

Payments Due by Year (in thousands)
	2012	2013	2014	2015	2016	Thereafter	Total
Operating Leases:
Minimum Rent Payments (a)	$6,445	$7,159	$8,550	$9,241	$9,196	$699,959	$740,550
Other Long-Term Liabilities:
Deferred Compensation (b)	1,767	1,480	1,672	1,671	1,671	7,472	15,733

(a)	Minimum basic rent due for various office space the Company leases and fixed base rent due on ground leases for five properties/parcels.

(b)	Estimated payments to EQR's Chairman, Vice Chairman and two former CEOs based on actual and planned retirement dates.

Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$584,405	$344,615	$356,936	$426,472	$—	$1,712,428
Non-same store/other (2) (3)	157,907	42,633	16,487	45,489	5,493	268,009
Properties sold – March YTD 2012 (4)	—	—	—	—	(20,194)	(20,194)
Total rental income	742,312	387,248	373,423	471,961	(14,701)	1,960,243
Operating expenses:
Same store (1)	211,494	120,920	140,145	145,153	—	617,712
Non-same store/other (2) (3)	56,591	16,021	5,974	17,619	7,366	103,571
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,174)	(7,174)
Total operating expenses	268,085	136,941	146,119	162,772	192	714,109
NOI:
Same store (1)	372,911	223,695	216,791	281,319	—	1,094,716
Non-same store/other (2) (3)	101,316	26,612	10,513	27,870	(1,873)	164,438
Properties sold – March YTD 2012 (4)	—	—	—	—	(13,020)	(13,020)
Total NOI	$474,227	$250,307	$227,304	$309,189	$(14,893)	$1,246,134

Total assets	$6,539,328	$2,885,791	$2,506,330	$3,385,517	$1,342,337	$16,659,303

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold – March YTD 2012 (4)	—	—	—	—	(19,024)	(19,024)
Total rental income	649,054	341,252	351,089	426,001	(22,628)	1,744,768
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold – March YTD 2012 (4)	—	—	—	—	(7,103)	(7,103)
Total operating expenses	255,250	128,097	143,279	154,930	5,127	686,683
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold – March YTD 2012 (4)	—	—	—	—	(11,921)	(11,921)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(27,755)	$1,058,085

Total assets	$6,158,908	$2,630,850	$2,495,748	$3,140,153	$1,758,535	$16,184,194

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Properties sold – March YTD 2012 reflects discontinued operations for properties sold during the first three months of 2012.

	Year Ended December 31, 2009
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$566,518	$357,502	$383,239	$423,076	$—	$1,730,335
Non-same store/other (2) (3)	23,195	2,010	4,268	16,985	69,364	115,822
Properties sold in 2011 (4)	—	—	—	—	(216,279)	(216,279)
Properties sold – March YTD 2012 (5)	—	—	—	—	(19,409)	(19,409)
Total rental income	589,713	359,512	387,507	440,061	(166,324)	1,610,469
Operating expenses:
Same store (1)	211,352	129,696	158,977	148,483	—	648,508
Non-same store/other (2) (3)	12,798	1,851	1,727	9,418	68,692	94,486
Properties sold in 2011 (4)	—	—	—	—	(111,589)	(111,589)
Properties sold – March YTD 2012 (5)	—	—	—	—	(6,762)	(6,762)
Total operating expenses	224,150	131,547	160,704	157,901	(49,659)	624,643
NOI:
Same store (1)	355,166	227,806	224,262	274,593	—	1,081,827
Non-same store/other (2) (3)	10,397	159	2,541	7,567	672	21,336
Properties sold in 2011 (4)	—	—	—	—	(104,690)	(104,690)
Properties sold – March YTD 2012 (5)	—	—	—	—	(12,647)	(12,647)
Total NOI	$365,563	$227,965	$226,803	$282,160	$(116,665)	$985,826

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2009, less properties subsequently sold, which represented 112,042 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2009, plus any properties in lease-up and not stabilized as of January 1, 2009.

(3)	Other includes development, condominium conversion overhead of $1.4 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2011.

Reconciliation of NOI

	Year Ended December 31,
	2011	2010	2009
Rental income	$1,960,243	$1,744,768	$1,610,469
Property and maintenance expense	(412,233)	(397,573)	(365,448)
Real estate taxes and insurance expense	(219,743)	(209,023)	(187,895)
Property management expense	(82,133)	(80,087)	(71,300)
Total operating expenses	(714,109)	(686,683)	(624,643)
Net operating income	$1,246,134	$1,058,085	$985,826

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.85	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Common Shares	51,863	6,343	25,166	185,870
Earnings per share – basic:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916
Earnings per share – diluted:
Net income available to Common Shares	$0.18	$0.02	$0.09	$0.65
Weighted average Common Shares outstanding	280,645	282,217	282,717	285,916

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Operating Partnership [Member]
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (1)	$466,356	$484,290	$504,496	$514,127
Operating income (1)	115,953	141,104	147,850	159,953
(Loss) income from continuing operations (1)	(8,913)	16,298	32,287	36,771
Discontinued operations, net (1)	141,979	565,455	80,690	70,630
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.85	$0.35	$0.33
Weighted average Units outstanding	306,248	312,199	312,844	312,731

(1)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$471,230	$489,353	$509,623	$519,257
Total revenues subsequently reclassified to discontinued operations	(4,874)	(5,063)	(5,127)	(5,130)
Total revenues disclosed in Form 8-K	$466,356	$484,290	$504,496	$514,127

Operating income previously reported in 2011 Form 10-K	$117,910	$143,295	$149,979	$162,148
Operating income subsequently reclassified to discontinued operations	(1,957)	(2,191)	(2,129)	(2,195)
Operating income disclosed in Form 8-K	$115,953	$141,104	$147,850	$159,953

(Loss) income from continuing operations previously reported in 2011 Form 10-K	$(7,569)	$18,185	$34,416	$38,966
Income from continuing operations subsequently reclassified to discontinued operations	(1,344)	(1,887)	(2,129)	(2,195)
(Loss) income from continuing operations disclosed in Form 8-K	$(8,913)	$16,298	$32,287	$36,771

Discontinued operations, net previously reported in 2011 Form 10-K	$140,635	$563,568	$78,561	$68,435
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,344	1,887	2,129	2,195
Discontinued operations, net disclosed in Form 8-K	$141,979	$565,455	$80,690	$70,630

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues (2)	$416,844	$434,499	$446,934	$455,967
Operating income (2)	95,837	95,644	102,631	74,578
(Loss) from continuing operations (2)	(22,381)	(13,921)	(2,276)	(49,721)
Discontinued operations, net (2)	80,237	24,010	32,102	247,933
Net income *	57,856	10,089	29,826	198,212
Net income available to Units	54,486	6,656	26,397	194,802
Earnings per Unit – basic:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363
Earnings per Unit – diluted:
Net income available to Units	$0.18	$0.02	$0.09	$0.65
Weighted average Units outstanding	294,450	295,898	296,348	299,363

(2)
The amounts presented for 2010 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 24, 2012 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2012. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010	3/31	6/30	9/30	12/31
Total revenues previously reported in 2011 Form 10-K	$421,517	$439,258	$451,745	$460,748
Total revenues subsequently reclassified to discontinued operations	(4,673)	(4,759)	(4,811)	(4,781)
Total revenues disclosed in Form 8-K	$416,844	$434,499	$446,934	$455,967

Operating income previously reported in 2011 Form 10-K	$97,540	$97,590	$104,444	$76,503
Operating income subsequently reclassified to discontinued operations	(1,703)	(1,946)	(1,813)	(1,925)
Operating income disclosed in Form 8-K	$95,837	$95,644	$102,631	$74,578

(Loss) from continuing operations previously reported in 2011 Form 10-K	$(21,315)	$(12,607)	$(1,088)	$(48,416)
Income from continuing operations subsequently reclassified to discontinued operations	(1,066)	(1,314)	(1,188)	(1,305)
(Loss) from continuing operations disclosed in Form 8-K	$(22,381)	$(13,921)	$(2,276)	$(49,721)

Discontinued operations, net previously reported in 2011 Form 10-K	$79,171	$22,696	$30,914	$246,628
Discontinued operations, net from properties sold subsequent to the respective reporting period	1,066	1,314	1,188	1,305
Discontinued operations, net disclosed in Form 8-K	$80,237	$24,010	$32,102	$247,933
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2011 and 2010. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Business (Details)	Dec. 31, 2011
Property/Unit schedule
Wholly Owned Properties	404
Partially Owned Consolidated Properties	21
Military Housing Properties	2
Number of Real Estate Properties	427
Wholly Owned Units	113,157
Partially Owned Consolidated Units	3,916
Military Housing Units	4,901
Number of Units in Real Estate Property	121,974
Business (Textuals) [Abstract]
Noncontrolling Interest, Ownership Percentage by Parent	95.70%
Number of States in which Entity Operates	15
Properties having 100% fee simple title	400
Properties having less than 100% fee simple title	1
Number of operating properties under long-term ground leases	4
Number of land parcels under long-term ground leases	1

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.10%	32.40%	26.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5	5	5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	4.56%	4.85%	4.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.27%	2.29%	1.89%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.36	$ 6.18	$ 3.38
Historical Volatility Period Basis	10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.18

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets, Net	$ 31,700,000
Income Tax Expense (Benefit)	728,000	292,000	2,716,000
Discontinued Operation, Tax Effect of Discontinued Operation	(243,000)	86,000	(1,073,000)
Provision for income, franchise and excise taxes	485,000	378,000	1,643,000
Operating Loss Carryforwards	71,400,000
Operating Loss Carryforwards, Expiration Dates	2028 and 2031
Tax Treatment Of Dividends And Distributions Ordinary Dividends	$ 0.667	$ 0.607	$ 0.807
Tax Treatment Of Dividends And Distributions Long Term Capital Gain	$ 0.629	$ 0.622	$ 0.558
Tax Treatment Of Dividends And Distributions Unrecaptured Section Twelve Hundred And Fifty Gain	$ 0.284	$ 0.241	$ 0.275
Distributions declared per Common Share outstanding	$ 1.58	$ 1.47	$ 1.64
Land And Depreciable Property Net	$ 11,400,000,000	$ 10,900,000,000

Summary of Significant Accounting Policies Summary of Significant Accounting Policies Text (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 17, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Dec. 31, 2008	Aug. 23, 2006
Number Of Unconsolidated Projects		2
Indirect Ownership Interest Percentage		1.00%
Value of furniture and fixtures minimum range		$ 8,000
Value of furniture and fixtures maximum range		13,000
Accumulated Amortization, Deferred Finance Costs		37,672,777	43,900,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		21
Partially Owned Consolidated Units		3,916
Noncontrolling Interests - Partially Owned Properties		74,306,000	7,991,000
Partially Owned Limited Life Partnership Properties		6
Noncontrolling Interests Settlement Value		33,800,000
Convertible Debt					482,500,000		650,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.95%					3.85%
Debt Instrument, Convertible, Interest Expense		11,800,000	18,600,000	20,600,000
Debt Instrument, Convertible, Effective Interest Rate	5.80%
Debt Instrument, Convertible, Carrying Amount of Equity Component		44,300,000	44,300,000			44,300,000	44,300,000
Effect Of Change In Accounting Principle On Earnings Net Of Tax		5,000,000	7,800,000	10,600,000
Effect of change in accounting Principle On Earnings Per Share Net Of Tax		$ 0.02	$ 0.03	$ 0.04
Retained Earnings Decrease						27,000,000
Cumulative effect On Notes From Adoption Of Accounting Principle						17,300,000
Unamortized Cash And Conversion Option Discounts			$ 5,000,000
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives		30
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Renovations and Improvements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Renovations and Improvements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		15

Equity, Capital and Other Interests Equity, Capital and Other Interests EQR Common Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048	272,786,760
Common Shares Issued:
Conversion of OP Units	341,594	884,472	2,676,002
Issuance of Common Shares	3,866,666	6,151,198	3,497,300
Exercise of share options	2,945,948	2,506,645	422,713
Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Common Shares Other:
Conversion of restricted shares to LTIP Units	(101,988)	0	0
Repurchased and retired	0	(58,130)	(47,450)
Units
Units Issued Conversion Preference Units			7,517
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017
Units Ownership Interest in Operating Partnership	4.30%	4.50%	4.80%
LTIP Units Issued:
Issue Price Per LTIP Unit	$ 0	$ 0	$ 0.5
Contribution Value Long Term Incentive Plan Unit	$ 0	$ 0	$ 100,000
OP Units Issued:
Issue Price Per OP Unit	$ 0	$ 40.09	$ 26.5
Issue Price Operating Partnership Unit	0	8,200,000	800,000
Conversion Price Per Preference Unit	$ 0	$ 0	$ 24.5
Conversion Price Series B Junior Preference Unit	$ 0	$ 0	$ 200,000
Series E Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	328,363	612
Series H Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	32,516	0
Limited Partner [Member]
Issuance Of Units as consideration	0	205,648	32,061
Units
Total Units Outstanding	13,492,543	13,612,037	14,197,969	16,679,777
Issuance Of LTIPs	120,112	92,892	154,616
Units Issued Conversion Preference Units	0	0	7,517
Shares Issued During Period Shares Conversion Of Units To Common Shares	(341,594)	(884,472)	(2,676,002)

Equity, Capital and Other Interests Equity, Capital and Other Interest Redeemable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Redemption Value Redeemable Noncontrolling Interests	$ 416,404,000	$ 383,540,000	$ 258,280,000	$ 264,394,000
Change in market value	22,714,000	129,918,000	14,544,000
Change in carrying value	10,150,000	(4,658,000)	(20,658,000)
Redemption Value Limited Partners	416,404,000	383,540,000	258,280,000	264,394,000
Limited Partners Change In Redemption Value	22,714,000	129,918,000	14,544,000
Limited Partners Change In Carrying Value	$ 10,150,000	$ (4,658,000)	$ (20,658,000)

Equity, Capital and Other Interests Equity, Capital and Other Interests Preferred (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Units Value Outstanding	$ 200,000,000	$ 200,000,000
Preferred Stock, Value, Outstanding	200,000,000	200,000,000
Annual Dividend Per Depositary Share	$ 1.62
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	1,000,000	1,000,000
Preferred Stock Preference Units Outstanding	1,000,000	1,000,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 50	$ 50
Preferred Stock Preference Units Dividend Rate Percentage	8.29%	8.29%
Preferred Stocks Preference Units Redemption Date	Dec 10, 2026
Annual Dividend Per Preferred Share Preference Unit	$ 4.145
Preferred Units Value Outstanding	50,000,000	50,000,000
Preferred Stock, Value, Outstanding	50,000,000	50,000,000
Series N Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Preference Units Issued	600,000	600,000
Preferred Stock Preference Units Outstanding	600,000	600,000
Preferred Stock Preference Units Redemption Price Per Share Unit	$ 250	$ 250
Preferred Stock Preference Units Dividend Rate Percentage	6.48%	6.48%
Preferred Stocks Preference Units Redemption Date	Jun 19, 2008
Annual Dividend Per Preferred Share Preference Unit	$ 16.2
Preferred Units Value Outstanding	150,000,000	150,000,000
Preferred Stock, Value, Outstanding	$ 150,000,000	$ 150,000,000

Equity, Capital and Other Interests Equity, Capital and Other Interests ERP Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital Unit [Line Items]
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Units Issued Conversion Preference Units			7,517
Repurchased and retired	0	(58,130)	(47,450)
Conversion of restricted shares to LTIP Units	(101,988)	0	0
Units Ownership Interest in Operating Partnership	4.30%	4.50%	4.80%
Issue Price Per LTIP Unit	0	0	0.5
OP Units Issued:
Issue Price Per OP Unit	0	40.09	26.5
Issue Price Operating Partnership Unit	0	8,200,000	800,000
Conversion Price Per Preference Unit	0	0	24.5
Conversion Price Series B Junior Preference Unit	0	0	200,000
General And Limited Partner [Member]
Capital Unit [Line Items]
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017	289,466,537
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Issuance Of LTIPs	120,112	92,892	154,616
Issuance Of Units as consideration	0	205,648	32,061
Units Issued Conversion Preference Units	0	0	7,517
Repurchased and retired	0	(58,130)	(47,450)
Series E Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	328,363	612
Series H Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	32,516	0
Limited Partner [Member]
Capital Unit [Line Items]
Issuance Of LTIPs	120,112	92,892	154,616
Issuance Of Units as consideration	0	205,648	32,061
Units Issued Conversion Preference Units	0	0	7,517
Total Units Outstanding	13,492,543	13,612,037	14,197,969	16,679,777
Conversion of restricted shares to LTIP Units	101,988	0	0
Shares Issued During Period Shares Conversion Of Units To Common Shares	(341,594)	(884,472)	(2,676,002)

Equity, Capital and Other Interests Equity, Capital and Other Interests Text (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Aug. 23, 2006
Debt Instrument, Convertible, Carrying Amount of Equity Component	$ 44,300,000	$ 44,300,000		$ 44,300,000	$ 44,300,000
Additional Common Shares Authorized	9,172,314
Common Stock Capital Shares Reserved For Future Issuance Under Share Offering Program	17,000,000
Common Shares Added To Atm Program	5,700,000
Stock Issued During Period, Shares, New Issues	3,866,666	6,200,000	3,500,000
Average Price Per Common Share Issued	$ 52.23	$ 47.45	$ 35.38
Stock Issued During Period, Value, New Issues	201,941,887	291,900,000	123,700,000
Units Issued During Period New Issues	3,866,666	6,200,000	3,500,000
Shares not settled	505,438		1,100,000
Consideration From Shares Not Settled	28,456,929		37,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	12,980,741
Stock Repurchase Program, Remaining Authorized Repurchase Amount	464,600,000
Repurchased and retired	0	(58,130)	(47,450)
Treasury Stock Acquired, Average Cost Per Share		$ 32.46	$ 23.69
Value Of Stock Repurchased And Retired		1,900,000	1,100,000
Preference Units Converted			7,367
Units Issued Conversion Preference Units			7,517
Annual Divident Per Unit			$ 1.17
Issuance Of Units To Noncontrolling Interests		188,571
Price Per Unit Issued		$ 39.15
Proceeds from Issuance of Common Limited Partners Units		7,400,000
Contract Value Per Op Unit		$ 35
Partially Owned Properties Acquired Properties	3	2	5
Partially Owned Units Acquired Units	1,351	432	1,587
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000	1,554,570,000	9,200,000
Reduction Of Paid In Capital	4,800,000	16,900,000	1,500,000
Reduction In Partially Owned Properties	8,000,000	200,000	11,700,000
Partially owned development projects acquired from outside partner		1
Land parcels acquired from outside partner		1
Issuance Of Units To Noncontrolling Interests to Buyout Interest		1,129	32,061
Issue Price Operating Partnership Unit	0	8,200,000	800,000
partially owned properties increase in ownership number of properties		3	2
Issuance Price OP Units to Increase Ownership		800,000	800,000
Cash Consideration Equity Buyout		15,300,000	2,100,000
Reduction In Other Liabilities		200,000
General And Limited Partner [Member]
Repurchased and retired	0	(58,130)	(47,450)
Units Issued Conversion Preference Units	0	0	7,517
Partner Buyout [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	12,800,000	700,000
Issue Price Operating Partnership Unit		50,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 75,700,000
Issuance Of Units To Noncontrolling Interests to Buyout Interest		15,948

Real Estate Real Estate Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Land	$ 4,367,816	$ 4,110,275
Depreciable property Abstract
Investment Building and Building Improvements	14,262,616	13,995,121
Fixtures and Equipment, Gross	1,292,124	1,231,391
Development in Process	160,190	130,337
Land Available for Development	325,200	235,247
Investment in real estate	20,407,946	19,702,371
Real Estate Investment Property, Accumulated Depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	15,868,363	15,365,014
Projects under development [Member]
Depreciable property Abstract
Land Under Development	75,646	28,260
Development in Process	84,544	102,077
Land held for development [Member]
Depreciable property Abstract
Development in Process	26,104	36,782
Land Available for Development	$ 299,096	$ 198,465

Real Estate Real Estate Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Properties	21	16
Units - acquired	6,198	4,445
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 1,597,111,000	$ 1,554,570,000	$ 9,200,000
Land purchase price	76,100,000
Business Acquisition, Percentage of Voting Interests Acquired		75.00%
Consolidated Rental Properties [Member]
Acquired Properties	21	16
Units - acquired	6,198	4,445
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,383,048,000	1,485,701,000
Land Parcel [Member]
Land parcels acquired	7	6
Units - acquired	0	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	202,313,000	68,869,000
Unaffiliated Parties [Member]
Acquired Properties	0
Units - acquired	0
Business Acquisition, Cost of Acquired Entity, Purchase Price	11,750,000
Joint Venture Partner [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000
Land purchase price	57,900,000
Unconsolidated Rental Properties [Member]
Units - acquired		1,811
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 105,100,000
Unconsolidated Properties Acquired		7

Real Estate Real Estate Dispositions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disposed Properties	47	63
Disposed Units	14,345	13,448
Proceeds From Sale Of Property	$ 1,505,025,000	$ 1,140,491,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	826,489,000	297,956,000	335,299,000
Net (loss) gain on sales of land parcels	4,217,000	(1,395,000)	0
Equity Method Investment, Ownership Percentage	20.00%	25.00%
Equity Method Investment, Realized Gain (Loss) on Disposal	0	28,101,000	10,689,000
Consolidated Rental Properties [Member]
Disposed Properties	47	35
Disposed Units	14,345	7,171
Proceeds From Sale Of Property	1,482,239,000	718,352,000
Land Parcel [Member]
Disposed Land Parcels	1	1
Disposed Units	0	0
Proceeds From Sale Of Property	22,786,000	4,000,000
Unconsolidated Rental Properties [Member]
Disposed Properties		27
Disposed Units		6,275
Proceeds From Sale Of Property		417,779,000
Equity Method Investment, Realized Gain (Loss) on Disposal		28,101,000
Condominium Conversion Properties [Member]
Disposed Properties		1
Disposed Units		2
Proceeds From Sale Of Property		$ 360,000

Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments to Acquire Real Estate
Properties Acquired-Total	2
Land Parcels Contracted to be Acquired	0
Rental Units Acquired - Total	648
Purchase Price - Total	$ 294,200
Commitments to Dispose of Real Estate
Properties Disposed - Total	6
Rental Units Disposed-Total	1,169
Sales price-Rental Properties	127,075
Rental Properties to be acquired [Member]
Commitments to Acquire Real Estate
Properties Acquired-Total	2
Rental Units Acquired - Total	648
Purchase Price - Total	241,000
Land Parcel [Member]
Commitments to Acquire Real Estate
Land Parcels Contracted to be Acquired	3
Rental Units Acquired - Total	0
Purchase Price - Total	53,200
Rental Properties Disposed of [Member]
Commitments to Dispose of Real Estate
Properties Disposed - Total	6
Rental Units Disposed-Total	1,169
Sales price-Rental Properties	$ 127,075

Investments in Partially Owned Entities (Details) (USD $)	3 Months Ended								12 Months Ended			24 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2008
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	21								21			21
Partially Owned Consolidated Units	3,916								3,916			3,916
ASSETS
Investment in real estate	$ 20,407,946,000				$ 19,702,371,000				$ 20,407,946,000	$ 19,702,371,000		$ 20,407,946,000
Accumulated depreciation	(4,539,583,000)				(4,337,357,000)				(4,539,583,000)	(4,337,357,000)		(4,539,583,000)
Investment in real estate, net	15,868,363,000				15,365,014,000				15,868,363,000	15,365,014,000		15,868,363,000
Cash and cash equivalents	383,921,000				431,408,000				383,921,000	431,408,000	193,288,000	383,921,000	890,794,000
Deposits - restricted	152,237,000				180,987,000				152,237,000	180,987,000		152,237,000
Escrow deposits - mortgage	10,692,000				12,593,000				10,692,000	12,593,000		10,692,000
Deferred financing costs, net	44,608,000				42,033,000				44,608,000	42,033,000		44,608,000
Other assets	187,155,000				148,992,000				187,155,000	148,992,000		187,155,000
Total assets	16,659,303,000				16,184,194,000				16,659,303,000	16,184,194,000		16,659,303,000
LIABILITIES AND EQUITY
Total Debt	4,111,487,000				4,762,896,000				4,111,487,000	4,762,896,000		4,111,487,000
Accounts payable and accrued expenses	35,206,000				39,452,000				35,206,000	39,452,000		35,206,000
Accrued interest payable	88,121,000				98,631,000				88,121,000	98,631,000		88,121,000
Other liabilities	291,289,000				304,202,000				291,289,000	304,202,000		291,289,000
Security deposits	65,286,000				60,812,000				65,286,000	60,812,000		65,286,000
Total liabilities	10,380,042,000				10,592,078,000				10,380,042,000	10,592,078,000		10,380,042,000
Noncontrolling Interests - Partially Owned Properties	74,306,000				7,991,000				74,306,000	7,991,000		74,306,000
Total liabilities and equity	16,659,303,000				16,184,194,000				16,659,303,000	16,184,194,000		16,659,303,000
Partially Owned Property Income Statement Schedule
Operating revenue									1,969,269,000	1,754,244,000	1,620,815,000
Depreciation									642,415,000	608,612,000	514,200,000
General and administrative/other									43,606,000	39,881,000	38,985,000
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000	564,860,000	368,690,000	424,518,000
Interest and Other Income									7,977,000	5,166,000	16,578,000
Interest:
Expense incurred, net									(468,320,000)	(465,792,000)	(490,670,000)
Amortization of Financing Costs									(17,006,000)	(10,114,000)	(12,327,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									72,954,000	(113,978,000)	(68,378,000)
Income and other tax (expense) benefit									(728,000)	(292,000)	(2,716,000)
Net gain (loss) on sales of land parcels									4,217,000	(1,395,000)	0
Net gain on sales of discontinued operations									826,489,000	297,956,000	335,299,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000	935,197,000	295,983,000	382,029,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Joint Venture Partner Ownership Percentage	80.00%								80.00%			80.00%
Number of Joint Ventures	2								2			2
Partners Payments To Acquire Equity Method Investments												40,100,000
Equity Method Investment, Ownership Percentage	20.00%				25.00%				20.00%	25.00%		20.00%
Project Cost	232,800,000								232,800,000			232,800,000
Number of joint venture loans	2								2			2
Equity Method Investment Remaining Funding Obligation	5,400,000								5,400,000			5,400,000
Land purchase price	76,100,000								76,100,000			76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000				1,554,570,000				1,597,111,000	1,554,570,000	9,200,000	1,597,111,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	400,000								400,000			400,000
Restricted deposits on real estate investments	43,970,000				0				43,970,000	0		43,970,000
Acquired 75% equity interest					75.00%					75.00%
Units - acquired									6,198	4,445
Payment to Acquire Additional Interest in Unconsolidated Properties									2,021,000	0	0
Disposed properties									47	63
Disposed units									14,345	13,448
Payment from its partners									1,505,025,000	1,140,491,000
Variable Interest Entity Joint Venture Partner Ownership Percentage	50.00%								50.00%			50.00%
Consolidated Development Projects Held for and or Under Development [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	0								0			0
Partially Owned Consolidated Units	0								0			0
ASSETS
Investment in real estate	160,732,000								160,732,000			160,732,000
Accumulated depreciation	0								0			0
Investment in real estate, net	160,732,000								160,732,000			160,732,000
Cash and cash equivalents	1,638,000								1,638,000			1,638,000
Deposits - restricted	43,970,000								43,970,000			43,970,000
Escrow deposits - mortgage	0								0			0
Deferred financing costs, net	0								0			0
Other assets	3,554,000								3,554,000			3,554,000
Total assets	209,894,000								209,894,000			209,894,000
LIABILITIES AND EQUITY
Total Debt	0								0			0
Accounts payable and accrued expenses	202,000								202,000			202,000
Accrued interest payable	0								0			0
Other liabilities	1,275,000								1,275,000			1,275,000
Security deposits	0								0			0
Total liabilities	1,477,000								1,477,000			1,477,000
Noncontrolling Interests - Partially Owned Properties	78,090,000								78,090,000			78,090,000
EQR equity	130,327,000								130,327,000			130,327,000
Total equity	208,417,000								208,417,000			208,417,000
Total liabilities and equity	209,894,000								209,894,000			209,894,000
Debt-Secured:
Debt Ownership	0								0			0
Noncontrolling Ownership	0								0			0
Partially Owned Property Income Statement Schedule
Operating revenue									0
Real Estate Operating Expenses									249,000
Net operating (loss) income									(249,000)
Depreciation									0
General and administrative/other									152,000
Operating income									(401,000)
Interest and Other Income									6,000
Other Nonoperating Income (Expense)									(487,000)
Interest:
Expense incurred, net									(399,000)
Amortization of Financing Costs									0
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(1,281,000)
Income and other tax (expense) benefit									(57,000)
Net gain (loss) on sales of land parcels									4,217,000
Net gain on sales of discontinued operations									169,000
Net income									3,048,000
Consolidated Development Projects Completed and Stabalized [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	2								2			2
Partially Owned Consolidated Units	441								441			441
ASSETS
Investment in real estate	114,584,000								114,584,000			114,584,000
Accumulated depreciation	(12,228,000)								(12,228,000)			(12,228,000)
Investment in real estate, net	102,356,000								102,356,000			102,356,000
Cash and cash equivalents	1,503,000								1,503,000			1,503,000
Deposits - restricted	2,272,000								2,272,000			2,272,000
Escrow deposits - mortgage	60,000								60,000			60,000
Deferred financing costs, net	65,000								65,000			65,000
Other assets	140,000								140,000			140,000
Total assets	106,396,000								106,396,000			106,396,000
LIABILITIES AND EQUITY
Total Debt	33,419,000								33,419,000			33,419,000
Accounts payable and accrued expenses	1,073,000								1,073,000			1,073,000
Accrued interest payable	104,000								104,000			104,000
Other liabilities	79,000								79,000			79,000
Security deposits	102,000								102,000			102,000
Total liabilities	34,777,000								34,777,000			34,777,000
Noncontrolling Interests - Partially Owned Properties	1,079,000								1,079,000			1,079,000
EQR equity	70,540,000								70,540,000			70,540,000
Total equity	71,619,000								71,619,000			71,619,000
Total liabilities and equity	106,396,000								106,396,000			106,396,000
Debt-Secured:
Debt Ownership	33,419,000								33,419,000			33,419,000
Noncontrolling Ownership	0								0			0
Partially Owned Property Income Statement Schedule
Operating revenue									8,961,000
Real Estate Operating Expenses									3,868,000
Net operating (loss) income									5,093,000
Depreciation									4,163,000
General and administrative/other									6,000
Operating income									924,000
Interest and Other Income									6,000
Other Nonoperating Income (Expense)									0
Interest:
Expense incurred, net									(3,229,000)
Amortization of Financing Costs									(382,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									(2,681,000)
Income and other tax (expense) benefit									0
Net gain (loss) on sales of land parcels									0
Net gain on sales of discontinued operations									0
Net income									(2,681,000)
Consolidated Other [Member]
Partially Owned Property Balance Sheet Schedule
Partially Owned Consolidated Properties	19								19			19
Partially Owned Consolidated Units	3,475								3,475			3,475
ASSETS
Investment in real estate	449,140,000								449,140,000			449,140,000
Accumulated depreciation	(144,305,000)								(144,305,000)			(144,305,000)
Investment in real estate, net	304,835,000								304,835,000			304,835,000
Cash and cash equivalents	15,578,000								15,578,000			15,578,000
Deposits - restricted	15,177,000								15,177,000			15,177,000
Escrow deposits - mortgage	0								0			0
Deferred financing costs, net	1,179,000								1,179,000			1,179,000
Other assets	144,000								144,000			144,000
Total assets	336,913,000								336,913,000			336,913,000
LIABILITIES AND EQUITY
Total Debt	200,337,000								200,337,000			200,337,000
Accounts payable and accrued expenses	818,000								818,000			818,000
Accrued interest payable	782,000								782,000			782,000
Other liabilities	1,139,000								1,139,000			1,139,000
Security deposits	1,491,000								1,491,000			1,491,000
Total liabilities	204,567,000								204,567,000			204,567,000
Noncontrolling Interests - Partially Owned Properties	(4,863,000)								(4,863,000)			(4,863,000)
EQR equity	137,209,000								137,209,000			137,209,000
Total equity	132,346,000								132,346,000			132,346,000
Total liabilities and equity	336,913,000								336,913,000			336,913,000
Debt-Secured:
Debt Ownership	159,068,000								159,068,000			159,068,000
Noncontrolling Ownership	41,269,000								41,269,000			41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue									57,916,000
Real Estate Operating Expenses									19,115,000
Net operating (loss) income									38,801,000
Depreciation									15,117,000
General and administrative/other									123,000
Operating income									23,561,000
Interest and Other Income									10,000
Other Nonoperating Income (Expense)									(39,000)
Interest:
Expense incurred, net									(11,295,000)
Amortization of Financing Costs									(366,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									11,871,000
Income and other tax (expense) benefit									(6,000)
Net gain (loss) on sales of land parcels									0
Net gain on sales of discontinued operations									13,259,000
Net income									25,124,000
Partially Owned Properties [Member]
ASSETS
Investment in real estate	724,456,000								724,456,000			724,456,000
Accumulated depreciation	(156,533,000)								(156,533,000)			(156,533,000)
Investment in real estate, net	567,923,000								567,923,000			567,923,000
Cash and cash equivalents	18,719,000								18,719,000			18,719,000
Deposits - restricted	61,419,000								61,419,000			61,419,000
Escrow deposits - mortgage	60,000								60,000			60,000
Deferred financing costs, net	1,244,000								1,244,000			1,244,000
Other assets	3,838,000								3,838,000			3,838,000
Total assets	653,203,000								653,203,000			653,203,000
LIABILITIES AND EQUITY
Total Debt	233,756,000								233,756,000			233,756,000
Accounts payable and accrued expenses	2,093,000								2,093,000			2,093,000
Accrued interest payable	886,000								886,000			886,000
Other liabilities	2,493,000								2,493,000			2,493,000
Security deposits	1,593,000								1,593,000			1,593,000
Total liabilities	240,821,000								240,821,000			240,821,000
Noncontrolling Interests - Partially Owned Properties	74,306,000								74,306,000			74,306,000
EQR equity	338,076,000								338,076,000			338,076,000
Total equity	412,382,000								412,382,000			412,382,000
Total liabilities and equity	653,203,000								653,203,000			653,203,000
Debt-Secured:
Debt Ownership	192,487,000								192,487,000			192,487,000
Noncontrolling Ownership	41,269,000								41,269,000			41,269,000
Partially Owned Property Income Statement Schedule
Operating revenue									66,877,000
Real Estate Operating Expenses									23,232,000
Net operating (loss) income									43,645,000
Depreciation									19,280,000
General and administrative/other									281,000
Operating income									24,084,000
Interest and Other Income									22,000
Other Nonoperating Income (Expense)									(526,000)
Interest:
Expense incurred, net									(14,923,000)
Amortization of Financing Costs									(748,000)
Income (loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations									7,909,000
Income and other tax (expense) benefit									(63,000)
Net gain (loss) on sales of land parcels									4,217,000
Net gain on sales of discontinued operations									13,428,000
Net income									25,491,000
Unconsolidated Properties [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Unconsolidated Properties Acquired										7
Units - acquired										1,811
Payment to Acquire Additional Interest in Unconsolidated Properties										30,000,000
Early repayment of debt					70,000,000					70,000,000
Disposed properties										24
Disposed units										5,635
Payment from its partners										25,400,000
Unconsolidated debt maturities repayments of principal after eight months					264,800,000					264,800,000
Joint Venture Partner [Member]
LIABILITIES AND EQUITY
Noncontrolling Interests - Partially Owned Properties	75,800,000								75,800,000			75,800,000
Investments In Partially Owned Entities (Textuals) [Abstract]
Land purchase price	57,900,000								57,900,000			57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000								75,700,000			75,700,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	300,000								300,000			300,000
Restricted deposits on real estate investments	17,500,000								17,500,000			17,500,000
Company's Portion [Member]
Investments In Partially Owned Entities (Textuals) [Abstract]
Business Acquisition, Cost of Acquired Entity, Purchase Price	102,500,000								102,500,000			102,500,000
Restricted deposits on real estate investments	$ 26,000,000								$ 26,000,000			$ 26,000,000

Deposits - Restricted Deposits - Restricted Values (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Tax Deferred Exchange Proceeds	$ 53,668	$ 103,887
Earnest Money On Acquisitions	7,882	9,264
Restricted Deposits On Debt	2,370	18,966
Restricted deposits on real estate investments	43,970	0
Resident security and utility deposits	40,403	40,745
Other Restricted Cash	3,944	8,125
Restricted Cash and Cash Equivalents	$ 152,237	$ 180,987

Debt Mortgage Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,000,000,000	$ 600,000,000	$ 500,000,000
Total Debt	4,111,487,000	4,762,896,000
Proceeds from (Repayments of) Debt	991,700,000	652,100,000
Mortgage Loans on Real Estate, New Mortgage Loans	190,900,000	173,600,000
Assumed mortgage debt	158,200,000	359,100,000
Properties acquired	21	16
Write-off of unamortized deferred financing costs	4,400,000
Various period of outstanding mortgage indebtedness	September 1, 2048	September 1, 2048
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.05%	0.21%
Interest rate range to maximum	11.25%	11.25%
Weighted Average Mortgage Debt Interest Rate	4.84%	4.79%
Historical cost, net of accumulated depreciation, of encumbered properties	4,900,000,000	5,600,000,000
$ 40.0 million of Released debt		40,000,000
Properties disposed		2
Prepayment penalities of unamortized deferred financing costs		2,500,000
Payments of Debt Extinguishment Costs		1,000,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000
Unconsolidated Properties [Member]
Debt Instrument [Line Items]
Total Debt		112,600,000
Unconsolidated Properties Acquired		7
Early Repayment Of Debt		70,000,000
Cash collateral held by the lender		42,600,000
Credit enhanced debt [Member]
Debt Instrument [Line Items]
Total Debt	$ 455,600,000	$ 543,400,000
Properties Acquired with Debt [Member]
Debt Instrument [Line Items]
Properties acquired	5	7

Debt Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Debt Instrument [Line Items]
Notional Amount of Interest Rate Derivatives	$ 300,000,000	$ 300,000,000
Debt Instrument, Face Amount	1,000,000,000	600,000,000	500,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.95%			3.85%
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	5,609,574,000	5,185,180,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	0.05%	0.21%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.25%	11.25%
Five Point Two Zero Percentage Fixed Rate Tax Exempt Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.20%
Debt Instrument, Maturity Date	Apr 1, 2013
Fixed Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	4,803,191,000	4,375,860,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.63%	3.85%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.57%	7.57%
Weighted Average Interest Rate	5.84%	5.78%
Debt Instrument, Maturity Date Range, Start	2012	2011
Debt Instrument, Maturity Date Range, End	2016	2016
Floating Rate Public or Private Notes [Member]
Summary of Company's unsecured note balances and certain interest rate and maturity date information
Notes, net	$ 806,383,000	$ 809,320,000
Weighted Average Interest Rate	1.67%	1.72%
Debt Instrument, Maturity Date Range, Start	2012	2011
Debt Instrument, Maturity Date Range, End	2013	2013

Debt Notes (Details) [Textuals] (USD $)	12 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Aug. 23, 2006	Dec. 31, 2011 Six Point Nine Five Percentage Fixed Rate Public Notes At Par Value [Member]	Dec. 31, 2011 $1.0 Billion notes due 2021 [Member]	Aug. 17, 2006 Convertible Debt [Member]	Aug. 18, 2011 Convertible Debt [Member]	Aug. 23, 2006 Convertible Debt [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 31, 2010 4.75% Fixed Rate Public Notes [Member]	Dec. 31, 2011 Four Point Six Two Five Fixed Rate Public Notes [Member]
Debt Instrument [Line Items]
Repayments of Notes Payable	$ 575,641,000	$ 0	$ 850,115,000			$ 93,100,000
Stated interest rate	6.95%				3.85%		4.63%			3.85%		4.75%
Unsecured Notes, face amount	1,000,000,000	600,000,000	500,000,000								500,000,000	600,000,000	1,000,000,000
Maturity period of interest rate notes								Aug 15, 2026			Oct 5, 2012
Convertible Debt				482,500,000	650,000,000				482,500,000	650,000,000
Proceeds	996,190,000	595,422,000	0				996,200,000					595,400,000
Effective interest rate of notes							6.20%					5.09%
Bridge Loan Principal Amount	1,000,000,000
Debt Instrument, Fee Amount	2,625,000
Debt Instrument, Increase, Additional Borrowings											250,000,000
Senior unsecured term loan bearing variable interest rate											0.50%
Convertible senior subordinated notes conversion ratio								16.3934
Convertible senior subordinated notes, base conversion price										$ 1,000
Debt instrument convertible conversion price per share										$ 61

Debt Lines of Credit (Details) (USD $)	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.25 billion LOC [Member]	Dec. 31, 2010 $1.425 Billion LOC [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit facility	$ 1,750,000,000			$ 1,250,000,000	$ 1,425,000,000
Line of Credit Maturity				Jul 13, 2014	Feb 1, 2012
500.0 million ability to increase				500,000,000
Advances under credit facility, rate plus spread				1.15%
Line of Credit Facility, Commitment Fee Percentage				0.20%
Write Off Of Unamortized Deferred Financing Costs					200,000
Remaining borrowing capacity				1,220,000,000	1,280,000,000
Line of Credit Facility, Amount Outstanding		0	0
Amount restricted/dedicated to support letters of credit				31,800,000	147,300,000
Weighted average interest rate on revolving letter of credit				1.42%	0.66%
Line of credit commitment by bankrupt financial institution now unavailable					$ 75,000,000

Debt Other (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 1,161,582
Long-term Debt, Maturities, Repayments of Principal in Year Two	579,675
Long-term Debt, Maturities, Repayments of Principal in Year Three	588,340
Long-term Debt, Maturities, Repayments of Principal in Year Four	418,900
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,190,038
Long-term Debt, Maturities, Repayments of Principal after Year Five	5,782,526
Total Secured and Unsecured Debt	$ 9,721,061

Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value Hedges [Member]
Derivative [Line Items]
Current Notional Balance	$ 315,693
Lowest Possible Notional	315,693
Highest Possible Notional	317,694
Lowest Interest Rate	2.01%
Highest Interest Rate	4.80%
Earliest Maturity Date	2012
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative [Line Items]
Current Notional Balance	200,000
Lowest Possible Notional	200,000
Highest Possible Notional	$ 200,000
Lowest Interest Rate	3.48%
Highest Interest Rate	4.70%
Earliest Maturity Date	2023
Latest Maturity Date	2023

Derivative and Other Fair Value Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 8,972	$ 12,521
Derivative Assets		3,276
Fair Value Of Serp Investments	71,426	58,132
Other Assets, Fair Value Disclosure	1,550	1,194
Assets, Fair Value Disclosure	81,948	75,123
Derivative liability, fair value	32,278	37,756
Derivative Liabilities		1,322
Other Liabilities, Fair Value Disclosure	71,426	58,132
Liabilities, Fair Value Disclosure	103,704	97,210
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	416,404	383,540
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Derivative Assets		0
Fair Value Of Serp Investments	71,426	58,132
Other Assets, Fair Value Disclosure	1,550	1,194
Assets, Fair Value Disclosure	72,976	59,326
Derivative liability, fair value	0	0
Derivative Liabilities		0
Other Liabilities, Fair Value Disclosure	71,426	58,132
Liabilities, Fair Value Disclosure	71,426	58,132
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	8,972	12,521
Derivative Assets		3,276
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	8,972	15,797
Derivative liability, fair value	32,278	37,756
Derivative Liabilities		1,322
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	32,278	39,078
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	416,404	383,540
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	0
Derivative Assets		0
Fair Value Of Serp Investments	0	0
Other Assets, Fair Value Disclosure	0	0
Assets, Fair Value Disclosure	0	0
Derivative liability, fair value	0	0
Derivative Liabilities		0
Other Liabilities, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	0	0
Redeemable Noncontrolling Interest Operating Partnership Liability Fair Value Disclosure	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	$ (3,549)	$ 7,335	$ (1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	3,549	(7,335)	1,167
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Amount of Gain/(Loss) Recognized in Income on Derivative	(3,549)	7,335	(1,167)
Amount of Gain/ (Loss) Recognized in Income on Hedged Item	$ 3,549	$ (7,335)	$ 1,167
Hedged Item	Fixed rate debt	Fixed rate debt

Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (143,768)	$ (65,894)	$ 37,676
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(4,343)	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	(170)	0	0
Forward Starting Swaps/Treasury Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(145,090)	(68,149)	34,432
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(4,343)	(3,338)	(3,724)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	(170)	0
Development Interest Rate Swaps/Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	1,322	2,255	3,244
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	0	0
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available for Sale
Other assets, amortized cost	$ 675	$ 675
Other assets, Unrealized Gains	875	519
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,550	1,194
Interest and Other income	0	61
FDIC-insured certificates of deposit [Member]
Available for Sale
Other assets, amortized cost		0
Other assets, Unrealized Gains		0
Other assets, Unrealized Losses		0
Other assets, Book/Fair value		0
Interest and Other income		61
Other Available-for-Sale Securities [Member]
Available for Sale
Other assets, amortized cost	675	675
Other assets, Unrealized Gains	875	519
Other assets, Unrealized Losses	0	0
Other assets, Book/Fair value	1,550	1,194
Interest and Other income	$ 0	$ 0

Derivative and Other Fair Value Instruments (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 23, 2006
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		$ 56,000,000
Assets, Fair Value Disclosure, Nonrecurring		56,000,000
Asset Impairment Charges		45,380,000
Secured Debt	4,111,487,000	4,762,896,000
Notes, net	5,609,574,000	5,185,180,000
Fair value of mortgage notes payable	4,300,000,000	4,700,000,000
Fair value of unsecured notes payable including line of credit	6,000,000,000	5,500,000,000
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	197,600,000	58,300,000
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	19,500,000
Debt Instrument, Face Amount	1,000,000,000	600,000,000	500,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(170,000)	0	0
Interest Expense, Debt	468,320,000	465,792,000	490,670,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	(143,768,000)	(65,894,000)	37,676,000
Debt Instrument, Interest Rate, Stated Percentage	6.95%			3.85%
Discontinuation of cash flow hedge number of contract			6
Proceeds from sale of investment securities	0	25,000,000	215,753,000
Gain on sale of investment securities	0	0	4,943,000
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		0
Assets, Fair Value Disclosure, Nonrecurring		0
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		0
Assets, Fair Value Disclosure, Nonrecurring		0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure		56,000,000
Assets, Fair Value Disclosure, Nonrecurring		56,000,000
Impairment in Value of Asset [Member]
Derivative [Line Items]
Asset Impairment Charges		45,380,000
Four Point Six Two Five Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge	153,182,000
Debt Instrument, Face Amount	1,000,000,000
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	200,000
Interest Expense, Debt	5,900,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	147,100,000
4.75% Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge		10,000,000	400,000
Interest Expense, Debt			200,000
Debt Instrument, Interest Rate, Stated Percentage			4.75%
Five Point One Nine Fixed Rate Public Notes [Member]
Derivative [Line Items]
Receipt on discontinuation of cash flow hedge			$ 10,800,000

Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 18, 2011	Aug. 23, 2006
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	$ 36,771,000	$ 32,287,000	$ 16,298,000	$ (8,913,000)	$ (49,721,000)	$ (2,276,000)	$ (13,921,000)	$ (22,381,000)	$ 76,443,000	$ (88,299,000)	$ (63,220,000)
Income (Loss) Attributable to Noncontrolling Interest									(2,738,000)	4,732,000	4,273,000
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(832,000)	726,000	558,000
Net income attributable to Preference Interests and Units									0	0	(9,000)
Preferred distributions									(13,865,000)	(14,368,000)	(14,479,000)
Income (Loss) from Continuing Operations Attributable to Parent									59,008,000	(97,209,000)	(72,877,000)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									820,712,000	366,451,000	420,671,000
Numerator for net income per share - basic and diluted									879,720,000	269,242,000	347,794,000
Income From Continuing Operations Available To Common Shares									61,746,000
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Denominator for net income per share - basic and diluted									920,500,000	269,242,000	347,794,000
Weighted Average Number of Shares Outstanding, Basic	295,990,000	295,831,000	294,663,000	292,895,000	285,916,000	282,717,000	282,217,000	280,645,000	294,856,000	282,888,000	273,609,000
Dilutive Op Units									13,206,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									4,003,000
Weighted average Common Shares outstanding	312,731,000	312,844,000	312,199,000	292,895,000	285,916,000	282,717,000	282,217,000	280,645,000	312,065,000	282,888,000	273,609,000
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Net income per share - diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.95	$ 0.952	$ 1.271
Net income per share - basic:
Income (Loss) from Continuing Operations, Per Basic Share									$ 0.2	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ 2.784	$ 1.296	$ 1.537
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Net income per share - diluted:
Income (Loss) from Continuing Operations, Per Diluted Share									$ 0.198	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Diluted Share									$ 2.752	$ 1.296	$ 1.537
Net income per share - diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.95	$ 0.952	$ 1.271
Distributions declared per Common Share outstanding									$ 1.58	$ 1.47	$ 1.64
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	325,103	402,501
Convertible Notes, outstanding												482,500,000	650,000,000
Allocation Of Net Income Loss To Non Controlling Interests Partially Owned Properties									(832,000)	726,000	558,000
Dividend preference units									(13,865,000)	(14,368,000)	(14,479,000)
Income Loss From Continuing Operations Available To Units									61,746,000	(101,941,000)	(77,150,000)
Net Income loss available to Op unitholders basic diluted numerator									920,500,000	282,341,000	368,099,000
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									308,062,000	296,527,000	289,167,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options									4,003,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									312,065,000	296,527,000	289,167,000
Distributions Per Limited Partnership and General Partnership Unit, Outstanding, Basic									$ 1.58	$ 1.47	$ 1.64
Operating Partnership [Member]
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									0	325,103	402,501
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic	309,120,000	308,884,000	307,954,000	306,248,000	299,363,000	296,348,000	295,898,000	294,450,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted	312,731,000	312,844,000	312,199,000	306,248,000	299,363,000	296,348,000	295,898,000	294,450,000
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Net Income Loss Per Outstanding Limited Partnership And General Partnership Units Diluted	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
OPERATING PARTNERSHIP
Numerator for net income per share - basic and diluted
(Loss) income from continuing operations									76,443,000	(88,299,000)	(63,220,000)
Net (income) attributable to Noncontrolling Interests - Partially Owned Properties									(832,000)	726,000	558,000
Net income attributable to Preference Interests and Units									0	0	(9,000)
Discontinued operations, net									$ 858,754,000	$ 384,282,000	$ 445,249,000
Earnings Per Share (Textuals) [Abstract]
Weighted Average Limited Partnership and General Partnership Units Outstanding, Basic									308,062,000	296,527,000	289,167,000
Weighted Average Number Of Limited Partnership And General Partnership Unit Outstanding Diluted									312,065,000	296,527,000	289,167,000
Net Income (Loss), Per Outstanding Limited Partnership and General Partnership Unit, Basic									$ 2.984	$ 0.952	$ 1.271
Net Income Loss Per Outstanding Limited Partnership And General Partnership Units Diluted									$ 2.95	$ 0.952	$ 1.271
Income Losses From Continuing Operations Per Outstanding Limited Partnership And General Partnership Unit Basic									$ 0.2	$ (0.344)	$ (0.266)
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership and General Partnership Unit, Basic									$ 2.784	$ 1.296	$ 1.537
Income Loss From Continuing Operations Per Outstanding Limited Partnership And General Partnership Units Diluted									$ 0.198	$ (0.344)	$ (0.266)
Income Loss From Discontinued Operations Net Of Tax Per Outstanding Limited Partnership And General Partnership nit Diluted									$ 2.752	$ 1.296	$ 1.537

Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income									$ 116,350,000	$ 308,945,000	$ 395,719,000
Total revenues									116,350,000	308,945,000	395,719,000
EXPENSES
Property and maintenance									52,462,000	119,720,000	148,449,000
Real estate taxes and insurance									8,836,000	25,904,000	37,229,000
Depreciation									21,201,000	64,791,000	86,175,000
General and administrative									53,000	42,000	43,000
Total expenses									82,552,000	210,457,000	271,896,000
Discontinued operating income									33,798,000	98,488,000	123,823,000
Interest and other income									(184,000)	(800,000)	(127,000)
Other expenses									0	0	(11,000)
Interest:
Expense incurred, net									(1,120,000)	(12,584,000)	(14,262,000)
Amortization of deferred financing costs									(840,000)	(292,000)	(800,000)
Income and other tax (expense) benefit									243,000	(86,000)	1,073,000
Discontinued operations									32,265,000	86,326,000	109,950,000
Net gain on sales of discontinued operations									(826,489,000)	(297,956,000)	(335,299,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	71,606,152.55				732,041,347.88				71,606,152.55	732,041,347.88
Disposal Group Including Discontinued Operation Mortgage Notes Payable	$ 0				$ 104,358,305.87				$ 0	$ 104,358,305.87

Share Incentive Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation information
Compensation Expense	$ 21,177	$ 18,875	$ 17,843
Compensation Capitalized	2,305	2,141	1,961
Compensation Equity	23,482	21,016	19,804
Dividends Incurred	1,320	1,472	1,881
Performance Shares [Member]
Compensation information
Compensation Expense			103
Compensation Capitalized			76
Compensation Equity			179
Dividends Incurred			0
Restricted shares [Member]
Compensation information
Compensation Expense	8,041	8,603	10,065
Compensation Capitalized	1,061	1,178	1,067
Compensation Equity	9,102	9,781	11,132
Dividends Incurred	1,121	1,334	1,627
Long Term Investment Plan Units [Member]
Compensation information
Compensation Expense	3,344	2,334	1,036
Compensation Capitalized	297	190	158
Compensation Equity	3,641	2,524	1,194
Dividends Incurred	199	138	254
Employee Stock Option [Member]
Compensation information
Compensation Expense	8,711	6,707	5,458
Compensation Capitalized	834	714	538
Compensation Equity	9,545	7,421	5,996
Dividends Incurred	0	0	0
ESPP Discount [Member]
Compensation information
Compensation Expense	1,081	1,231	1,181
Compensation Capitalized	113	59	122
Compensation Equity	1,194	1,290	1,303
Dividends Incurred	$ 0	$ 0	$ 0

Share Incentive Plans (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common Shares Subject to Options, Beginning Balance	10,106,488	11,349,750	9,473,259
Common Shares Subject to Options, Awards granted	1,491,311	1,436,115	2,541,005
Stock Options Exercised	(2,945,950)	(2,506,645)	(422,713)
Common Shares Subject to Options, Awards forfeited	(41,559)	(76,275)	(146,151)
Common Shares Subject to Options, Awards expired	(16,270)	(96,457)	(95,650)
Common Shares Subject to Options, Ending Balance	8,594,020	10,106,488	11,349,750
Weighted Average Exercise Price per option, Beginning Balance	$ 33	$ 32.03	$ 33.94
Weighted Average Exercise Price per option, Awards granted	$ 53.7	$ 33.59	$ 23.08
Weighted Average Exercise Price per option, Awards exercised/vested	$ 32.27	$ 28.68	$ 21.62
Weighted Average Exercise Price per option, Awards forfeited	$ 35.14	$ 29.43	$ 30.07
Weighted Average Exercise Price per option, Awards expired	$ 44.13	$ 42.69	$ 32.21
Weighted Average Exercise Price per option, Ending Balance	$ 36.81	$ 33	$ 32.03
Restricted Shares, Beginning Balance	911,950	954,366	996,011
Restricted Shares, Awards granted	170,588	270,805	362,997
Restricted share grants, net	(258,068)	(278,183)	(340,362)
Restricted Shares, Awards forfeited	(126,960)	(35,038)	(64,280)
Restricted Shares, Awards Expired	0	0	0
Restricted Shares, Ending Balance	697,510	911,950	954,366
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 32.05	$ 37.1	$ 44.16
Weighted Average Fair Value per Restricted Share, Awards granted	$ 53.99	$ 34.85	$ 22.62
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 38.32	$ 52.25	$ 42.67
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 37.19	$ 30.84	$ 35.28
Weighted Average Fair Value per Restricted Share, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 34.17	$ 32.05	$ 37.1
LTIP Unit, Beginning Balance	247,508	154,616	0
LTIP Units, Awards Granted	223,452	94,096	155,189
LTIP Unit, Awards exercised/vested	(101,988)	0	0
LTIP Unit, Awards forfeited	(1,352)	(1,204)	(573)
LTIP unit, Awards Expired	0	0	0
LTIP Unit, Ending Balance	367,620	247,508	154,616
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 25.62	$ 21.11	$ 0
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 46.64	$ 32.97	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards exercised/vested	$ 38.57	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 27.79	$ 21.11	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Ending Balance	$ 34.8	$ 25.62	$ 21.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 14	$ 9.1	$ 8
Long Term Investment Plan Units [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 5.5

Share Incentive Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Options Outstanding, Options	8,594,020
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.94
Options Outstanding, Weighted Average Exercise Price	$ 36.81
Options Exercisable, Options	5,415,550
Options Exercisable, Weighted Average Exercise Price	$ 34.64
Options, Vested and expected to vest	8,507,188
Options, Weighted Average Remaining Contractual Life in Years	5.91
Options, Weighted Average Exercise Price	$ 36.68
Exercise Price Range One [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 18.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 24.93
Options Outstanding, Options	2,101,071
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.79
Options Outstanding, Weighted Average Exercise Price	$ 23.17
Options Exercisable, Options	1,335,909
Options Exercisable, Weighted Average Exercise Price	$ 23.23
Exercise Price Range Two [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 24.94
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 31.16
Options Outstanding, Options	755,411
Options Outstanding, Weighted Average Remaining Contractual Life in Years	1.19
Options Outstanding, Weighted Average Exercise Price	$ 28.34
Options Exercisable, Options	755,411
Options Exercisable, Weighted Average Exercise Price	$ 28.34
Exercise Price Range Three [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 31.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 37.39
Options Outstanding, Options	1,896,070
Options Outstanding, Weighted Average Remaining Contractual Life in Years	6.27
Options Outstanding, Weighted Average Exercise Price	$ 32.53
Options Exercisable, Options	1,019,788
Options Exercisable, Weighted Average Exercise Price	$ 32.16
Exercise Price Range Four [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 37.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 43.62
Options Outstanding, Options	1,617,066
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5.14
Options Outstanding, Weighted Average Exercise Price	$ 40.56
Options Exercisable, Options	1,617,066
Options Exercisable, Weighted Average Exercise Price	$ 40.56
Exercise Price Range Five [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 43.63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 49.86
Options Outstanding, Options	61,397
Options Outstanding, Weighted Average Remaining Contractual Life in Years	8.52
Options Outstanding, Weighted Average Exercise Price	$ 48.4
Options Exercisable, Options	4,202
Options Exercisable, Weighted Average Exercise Price	$ 45.25
Exercise Price Range Six [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 49.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 56.09
Options Outstanding, Options	2,119,010
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7.93
Options Outstanding, Weighted Average Exercise Price	$ 53.52
Options Exercisable, Options	683,174
Options Exercisable, Weighted Average Exercise Price	$ 53.5
Exercise Price Range Seven [Member]
Information regarding options outstanding and exercisable
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 56.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 62.32
Options Outstanding, Options	43,995
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9.47
Options Outstanding, Weighted Average Exercise Price	$ 59.23
Options Exercisable, Options	0
Options Exercisable, Weighted Average Exercise Price	$ 0

Share Incentive Plans (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share based compensation arrangement by share based payment award
Number of installments for vesting of stock option	three equal installments
Expiry period	ten years from the date of grant
Share Incentive Plans (Textuals) [Abstract]
Maximum aggregate number of awards under Share Incentive Plan	12,980,741
Shares available for future issuance	12,473,580
Total compensation expense not yet vested	$ 22.8
Weighted average term for recognition of compensation expense not yet recognized (years)	1.67
Weighted average grant date fair value for Options	$ 8.36	$ 6.18	$ 3.38
Intrinsic value of options exercised	74.8	39.6	2.8
Fair value of restricted shares vested	14	9.1	8
Aggregate intrinsic value of options vested and expected to vest	173.2
Aggregate intrinsic value of options exercisable	121.3
Weighted average remaining contractual life in years of options exercisable	4.5
Market value of shares	$ 57.03
Options Exercisable		6,786,651	7,974,815
Weighted Average Exercise Price of Options Exercisable		$ 34.89	$ 33.55
Employee Stock Option [Member]
Share based compensation arrangement by share based payment award
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	three-year
Long Term Investment Plan Units [Member]
Share based compensation arrangement by share based payment award
Expiry period	ten years
Restriction period of shares	three years from the award date
Share Incentive Plans (Textuals) [Abstract]
Fair value of restricted shares vested	$ 5.5
Restricted shares [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	three years from the award date
Restriction period of restricted shares	three-year period of restriction
Trustees [Member]
Share based compensation arrangement by share based payment award
Restriction period of shares	one-year
Stock Option [Member]
Share Incentive Plans (Textuals) [Abstract]
Weighted average grant date fair value for Options	$ 8.18

Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	113,107	157,363	324,394
Employee Share Purchase Plan Issuance Price Minimum	$ 44.04	$ 28.26	$ 14.21
Employee Share Purchase Plan Issuance Price Maximum	$ 51.19	$ 41.16	$ 24.84
Issuance proceeds	$ 5,262,000	$ 5,112,000	$ 5,292,000
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Number of common shares authorized after amendment	7,000,000
Number of common shares authorized before amendment	2,000,000
Common Shares available for purchase under the ESPP	3,290,863
Purchase price of common stock	85.00%
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Defined contribution plan, compensation expense	$ 3,700,000	$ 4,000,000	$ 3,500,000

Distribution Reinvestment and Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008
Common Shares registered with Distribution Reinvestment and Share Purchase Plan (the "DRIP Plan")	4,850,000	5,000,000
Number of shares available for issuance	4,849,796
Discount range at which common shares can be purchased on a monthly basis with optional cash	0.00%
ShareBasedCompensationArrangementByShareBasedPaymentMaximumDiscountFromMarketPrice	5.00%

Transactions With Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Indirect Ownership Interest Percentage	1.00%
Amount Incurred For leased office space	$ 2,184,377	$ 2,661,805	$ 3,020,155

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases:
Minimum Rent Payments Due, 2012	$ 6,445,000
Minimum Rent Payments Due, 2013	7,159,000
Minimum Rent Payments Due, 2014	8,550,000
Minimum Rent Payments Due, 2015	9,241,000
Minimum Rent Payments Due, 2016	9,196,000
Minimum Rent Payments Due, Thereafter	699,959,000
Minimum Rent Payments Due, Total	740,550,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2012	1,767,000
Deferred Compensation Due, 2013	1,480,000
Deferred Compensation Due, 2014	1,672,000
Deferred Compensation Due, 2015	1,671,000
Deferred Compensation Due, 2016	1,671,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	7,472,000
Deferred Compensation Due, Total	15,733,000
Number Of Operating Properties and Land Parcels Under Long Term Ground Leases	5
300 properties designed and built in violation of accessibility requirements	300
Additional reserve	100,000
Paid claims	2,300,000
Released reserves	1,100,000
Projects in various stages of development	6
Units in various stages of development	1,535
Consolidated Project Under Development Commitment Fund	351,200,000
Various stages of development with estimated completion dates ranging through June 30, 2011	Mar 31, 2014
Number Of Unconsolidated Projects	2
Number Of Apartments Units Under Development Unconsolidated Projects	945
Unconsolidated Project Under Development Commitment Fund	5,400,000
Estimated completion period of project	September 30, 2013
Land purchase price	76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,597,111,000	1,554,570,000	9,200,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	400,000
Restricted deposits on real estate investments	43,970,000	0
Noncontrolling Interests - Partially Owned Properties	74,306,000	7,991,000
Total operating lease payments	7,100,000	7,600,000	8,400,000
Compensation expense, Recognized	1,000,111	928,941	1,183,691
Joint Venture Partner [Member]
Other Long-Term Liabilities:
Land purchase price	57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	75,700,000
Business Acquisition, Cost of Acquired Entity, Transaction Costs	300,000
Restricted deposits on real estate investments	17,500,000
Noncontrolling Interests - Partially Owned Properties	75,800,000
Company's Portion [Member]
Other Long-Term Liabilities:
Business Acquisition, Cost of Acquired Entity, Purchase Price	102,500,000
Restricted deposits on real estate investments	$ 26,000,000

Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental income:
Same store	$ 1,712,428,000	$ 1,630,482,000	$ 1,730,335,000
Non-same store/other	268,009,000	133,310,000	115,822,000
Properties sold in 2011			(216,279,000)
Properties sold - March YTD 2012	(20,194,000)	(19,024,000)	(19,409,000)
Total rental income	1,960,243,000	1,744,768,000	1,610,469,000
Operating expenses:
Same store	617,712,000	614,210,000	648,508,000
Non-same store/other	103,571,000	79,576,000	94,486,000
Properties sold in 2011			(111,589,000)
Properties sold - March YTD 2012	(7,174,000)	(7,103,000)	(6,762,000)
Total operating expenses	714,109,000	686,683,000	624,643,000
NOI:
Same store	1,094,716,000	1,016,272,000	1,081,827,000
Non-same store/other	164,438,000	53,734,000	21,336,000
Properties sold in 2011			(104,690,000)
Properties sold - March YTD 2012	(13,020,000)	(11,921,000)	(12,647,000)
Total NOI	1,246,134,000	1,058,085,000	985,826,000
Total assets	16,659,303,000	16,184,194,000
Reconciliation of NOI
Rental income	1,960,243,000	1,744,768,000	1,610,469,000
Property and maintenance expense	(412,233,000)	(397,573,000)	(365,448,000)
Real estate taxes and insurance expense	(219,743,000)	(209,023,000)	(187,895,000)
Property management expense	(82,133,000)	(80,087,000)	(71,300,000)
Total operating expenses	(714,109,000)	(686,683,000)	(624,643,000)
Reportable Segments (Textuals) [Abstract]
Units in same store properties	101,312	101,312	112,042
Overhead Costs	400,000	600,000	1,400,000
Northeast [Member]
Rental income:
Same store	584,405,000	553,561,000	566,518,000
Non-same store/other	157,907,000	95,493,000	23,195,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	742,312,000	649,054,000	589,713,000
Operating expenses:
Same store	211,494,000	207,131,000	211,352,000
Non-same store/other	56,591,000	48,119,000	12,798,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	268,085,000	255,250,000	224,150,000
NOI:
Same store	372,911,000	346,430,000	355,166,000
Non-same store/other	101,316,000	47,374,000	10,397,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	474,227,000	393,804,000	365,563,000
Total assets	6,539,328,000	6,158,908,000
Northwest [Member]
Rental income:
Same store	344,615,000	322,427,000	357,502,000
Non-same store/other	42,633,000	18,825,000	2,010,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	387,248,000	341,252,000	359,512,000
Operating expenses:
Same store	120,920,000	119,797,000	129,696,000
Non-same store/other	16,021,000	8,300,000	1,851,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	136,941,000	128,097,000	131,547,000
NOI:
Same store	223,695,000	202,630,000	227,806,000
Non-same store/other	26,612,000	10,525,000	159,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	250,307,000	213,155,000	227,965,000
Total assets	2,885,791,000	2,630,850,000
Southeast [Member]
Rental income:
Same store	356,936,000	342,080,000	383,239,000
Non-same store/other	16,487,000	9,009,000	4,268,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	373,423,000	351,089,000	387,507,000
Operating expenses:
Same store	140,145,000	139,550,000	158,977,000
Non-same store/other	5,974,000	3,729,000	1,727,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	146,119,000	143,279,000	160,704,000
NOI:
Same store	216,791,000	202,530,000	224,262,000
Non-same store/other	10,513,000	5,280,000	2,541,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	227,304,000	207,810,000	226,803,000
Total assets	2,506,330,000	2,495,748,000
Southwest [Member]
Rental income:
Same store	426,472,000	412,414,000	423,076,000
Non-same store/other	45,489,000	13,587,000	16,985,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total rental income	471,961,000	426,001,000	440,061,000
Operating expenses:
Same store	145,153,000	147,732,000	148,483,000
Non-same store/other	17,619,000	7,198,000	9,418,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total operating expenses	162,772,000	154,930,000	157,901,000
NOI:
Same store	281,319,000	264,682,000	274,593,000
Non-same store/other	27,870,000	6,389,000	7,567,000
Properties sold in 2011			0
Properties sold - March YTD 2012	0	0	0
Total NOI	309,189,000	271,071,000	282,160,000
Total assets	3,385,517,000	3,140,153,000
Other [Member]
Rental income:
Same store	0	0	0
Non-same store/other	5,493,000	(3,604,000)	69,364,000
Properties sold in 2011			(216,279,000)
Properties sold - March YTD 2012	(20,194,000)	(19,024,000)	(19,409,000)
Total rental income	(14,701,000)	(22,628,000)	(166,324,000)
Operating expenses:
Same store	0	0	0
Non-same store/other	7,366,000	12,230,000	68,692,000
Properties sold in 2011			(111,589,000)
Properties sold - March YTD 2012	(7,174,000)	(7,103,000)	(6,762,000)
Total operating expenses	192,000	5,127,000	(49,659,000)
NOI:
Same store	0	0	0
Non-same store/other	(1,873,000)	(15,834,000)	672,000
Properties sold in 2011			(104,690,000)
Properties sold - March YTD 2012	(13,020,000)	(11,921,000)	(12,647,000)
Total NOI	(14,893,000)	(27,755,000)	(116,665,000)
Total assets	$ 1,342,337,000	$ 1,758,535,000

Subsequent Events/Other (Details) (USD $)	2 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Subsequent Events/Other (Textuals) [Abstract]
NumberofLandParcelsAcquiredSubsequentToPeriodEnd	2
ValueofLandParcelsAcquiredSubsequenttoBalanceSheetDate	$ 12,200,000
Number of consolidated properties disposed of	1
Number of consolidated apartment units sold	704
Value of sold properties	94,825,000
Repayment of mortgage loans	31,516,374
Common shares issued under the Company's ATM share offering program	2,075,358
Average price per Common Shares	$ 59.47
Total consideration for shares issued through ATM program	123,600,000
additional shares available subsequent balance sheet date	7,096,956
Bridge Loan Principal Amount		1,000,000,000
Line of Credit Facility, Current Borrowing Capacity	1,250,000,000
Ability to Increase Line of Credit Subsequent Events	500,000,000
Line of Credit Facility, Maximum Borrowing Capacity	1,750,000,000
Debt Instrument, Face Amount	500,000,000
Term Loan Spread	1.25%
Business Combination, Acquisition Related Costs		9,482,000	6,600,000	1,650,000
Noncash Project Abandonment Costs		5,075,000	5,272,000	4,838,000
Other expenses		(14,557,000)	(11,928,000)	(6,477,000)
Proceeds From Royalty Termination		4,500,000
Insurance Litigation Expenses			1,700,000
Number Of Potential Condo Sales			38
Insurance Litigation Settlement proceeds		800,000	5,191,920	170,704
Disposal Group Corporate Housing Business Sale		4,000,000
Seller Provided Financing		2,000,000
Proceeds Received From Seller Provided Finanacing	200,000
Discontinued Operation Corporate Housing Business Gain Loss On Disposal Of Discontinued Operation Net Of Tax		1,200,000
contracted aquisition price		1,325,000,000
contracted acquisition percent		26.50%
Remaining Percentage to be Contracted	26.50%
Remaining Acquisition Cost to be Contracted	1,485,000,000
BreakUpFee	80,000,000
Payments of Merger Related Costs, Financing Activities		2,600,000
Impairment		0	45,380,000	11,124,000
Estimates of lost revenue and garage reconstruction		23,000,000
Estimates Of Lost Revenue And Garage Reconstruction After Insurance Reimbursements		12,000,000
Initial insurance proceeds		6,103,245	4,000,000
Real estate tax and insurance		1,688,597	5,500,000
Fees Related to Ownership Interest in Potential Transaction [Member]
Subsequent Events/Other (Textuals) [Abstract]
Business Combination, Acquisition Related Costs		4,400,000
Noncash Project Abandonment Costs		$ 1,800,000

Quarterly Financial Data (Unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Financial Data [Line Items]
Total revenues	$ 514,127,000	$ 504,496,000	$ 484,290,000	$ 466,356,000	$ 455,967,000	$ 446,934,000	$ 434,499,000	$ 416,844,000
Total revenues subsequently reclassified to discontinued operations	(5,130,000)	(5,127,000)	(5,063,000)	(4,874,000)	(4,781,000)	(4,811,000)	(4,759,000)	(4,673,000)
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000	564,860,000	368,690,000	424,518,000
Operating income subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(2,191,000)	(1,957,000)	(1,925,000)	(1,813,000)	(1,946,000)	(1,703,000)
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)	76,443,000	(88,299,000)	(63,220,000)
Income from continuing operations subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(1,887,000)	(1,344,000)	(1,305,000)	(1,188,000)	(1,314,000)	(1,066,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,195,000	2,129,000	1,887,000	1,344,000	1,305,000	1,188,000	1,314,000	1,066,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000	935,197,000	295,983,000	382,029,000
Net income available to Common Shares	99,016,000	104,382,000	552,457,000	123,865,000	185,870,000	25,166,000	6,343,000	51,863,000	879,720,000	269,242,000	347,794,000
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Weighted Average Number of Shares Outstanding, Basic	295,990	295,831	294,663	292,895	285,916	282,717	282,217	280,645	294,856	282,888	273,609
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.95	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	312,731	312,844	312,199	292,895	285,916	282,717	282,217	280,645	312,065	282,888	273,609
Weighted average Units outstanding									308,062	296,527	289,167
Weighted average Units outstanding									312,065	296,527	289,167
Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	514,127,000	504,496,000	484,290,000	466,356,000	455,967,000	446,934,000	434,499,000	416,844,000
Total revenues subsequently reclassified to discontinued operations	(5,130,000)	(5,127,000)	(5,063,000)	(4,874,000)	(4,781,000)	(4,811,000)	(4,759,000)	(4,673,000)
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000
Operating income subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(2,191,000)	(1,957,000)	(1,925,000)	(1,813,000)	(1,946,000)	(1,703,000)
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)
Income from continuing operations subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(1,887,000)	(1,344,000)	(1,305,000)	(1,188,000)	(1,314,000)	(1,066,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,195,000	2,129,000	1,887,000	1,344,000	1,305,000	1,188,000	1,314,000	1,066,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000
Net Income (Loss) Available to Common Stockholders, Basic	103,521,000	109,124,000	578,215,000	129,640,000	194,802,000	26,397,000	6,656,000	54,486,000
Net income per share - basic	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Weighted average Units outstanding	309,120	308,884	307,954	306,248	299,363	296,348	295,898	294,450
Net income available to Units	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Weighted average Units outstanding	312,731	312,844	312,199	306,248	299,363	296,348	295,898	294,450
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	519,257,000	509,623,000	489,353,000	471,230,000	460,748,000	451,745,000	439,258,000	421,517,000
Operating income	162,148,000	149,979,000	143,295,000	117,910,000	76,503,000	104,444,000	97,590,000	97,540,000
(Loss) income from continuing operations	38,966,000	34,416,000	18,185,000	(7,569,000)	(48,416,000)	(1,088,000)	(12,607,000)	(21,315,000)
Discontinued operations, net	68,435,000	78,561,000	563,568,000	140,635,000	246,628,000	30,914,000	22,696,000	79,171,000
Scenario, Previously Reported ERPOP [Member] | Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	519,257,000	509,623,000	489,353,000	471,230,000	460,748,000	451,745,000	439,258,000	421,517,000
Operating income	162,148,000	149,979,000	143,295,000	117,910,000	76,503,000	104,444,000	97,590,000	97,540,000
(Loss) income from continuing operations	38,966,000	34,416,000	18,185,000	(7,569,000)	(48,416,000)	(1,088,000)	(12,607,000)	(21,315,000)
Discontinued operations, net	$ 68,435,000	$ 78,561,000	$ 563,568,000	$ 140,635,000	$ 246,628,000	$ 30,914,000	$ 22,696,000	$ 79,171,000

Real Estate and Accumulated Depreciation - Overall Summary and Encumbrances Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Number of Properties Encumbered	47
Changes in total real estate
Balance, beginning of year	$ 19,702,371,000	$ 18,465,144,000	$ 18,690,239,000
Acquisitions and development	1,721,895,000	1,789,948,000	512,977,000
Improvements	151,476,000	141,199,000	125,965,000
Dispositions and other	(1,167,796,000)	(693,920,000)	(864,037,000)
Balance, end of year	20,407,946,000	19,702,371,000	18,465,144,000
Changes in accumulated depreciation
Balance, beginning of year	4,337,357,000	3,877,564,000	3,561,300,000
Depreciation	663,616,000	673,403,000	600,375,000
Dispositions and other	(461,390,000)	(213,610,000)	(284,111,000)
Balance, end of year	4,539,583,000	4,337,357,000	3,877,564,000
EQR-Bond Partnership [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	13,695,000
Number of Properties Encumbered	6
EQR-Fanwell 2007 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	223,138,000
Number of Properties Encumbered	7
EQR-Wellfan 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	550,000,000
Number of Properties Encumbered	15
EQR-SOMBRA 2008 LP [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	543,000,000
Number of Properties Encumbered	19
Individual Property Encumbrances [Member]
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,781,653,936
EQR-Wholly Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	272
Units	75,704
Investment in Real Estate, Gross	13,504,684,414
Accumulated Depreciation	(2,901,009,678)
Investment in Real Estate, Net	10,603,674,736
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	132
Units	37,453
Investment in Real Estate, Gross	6,178,806,326
Accumulated Depreciation	(1,482,040,971)
Investment in Real Estate, Net	4,696,765,355
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	2,547,898,280
Portfolio Entity Encumbrances [Member]
Overall summary of real estate and accumulated depreciation
Properties	0
Units	0
Investment in Real Estate, Gross	0
Accumulated Depreciation	0
Investment in Real Estate, Net	0
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	1,329,833,000
Wholly Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	404
Units	113,157
Investment in Real Estate, Gross	19,683,490,740
Accumulated Depreciation	(4,383,050,649)
Investment in Real Estate, Net	15,300,440,091
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	3,877,731,280
EQR-Partially Owned Unencumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	10
Units	1,917
Investment in Real Estate, Gross	441,329,067
Accumulated Depreciation	(73,969,422)
Investment in Real Estate, Net	367,359,645
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Overall summary of real estate and accumulated depreciation
Properties	11
Units	1,999
Investment in Real Estate, Gross	283,126,139
Accumulated Depreciation	(82,562,799)
Investment in Real Estate, Net	200,563,340
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	233,755,656
Partially Owned Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	21
Units	3,916
Investment in Real Estate, Gross	724,455,206
Accumulated Depreciation	(156,532,221)
Investment in Real Estate, Net	567,922,985
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	233,755,656
Unencumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	282
Units	77,621
Investment in Real Estate, Gross	13,946,013,481
Accumulated Depreciation	(2,974,979,100)
Investment in Real Estate, Net	10,971,034,381
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	0
Encumbered Properties [Member]
Overall summary of real estate and accumulated depreciation
Properties	143
Units	39,452
Investment in Real Estate, Gross	6,461,932,465
Accumulated Depreciation	(1,564,603,770)
Investment in Real Estate, Net	4,897,328,695
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	4,111,486,936
Total Consolidated Investment in Real Estate [Member]
Overall summary of real estate and accumulated depreciation
Properties	425
Units	117,073
Investment in Real Estate, Gross	20,407,945,946
Accumulated Depreciation	(4,539,582,870)
Investment in Real Estate, Net	15,868,363,076
Real Estate and Accumulated Depreciation Encumbrances Reconciliation [Abstract]
Encumbrances	$ 4,111,486,936

Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,292,124,000	$ 1,231,391,000
Land And Depreciable Property Net	11,400,000,000	10,900,000,000
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona, CA
Military Housing Properties	2
Military Housing Units	4,901
400 Park Aveue South (EQR) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	76,292,169
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,273,531
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	76,292,169
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,273,531
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	77,565,700
Accumulated Depreciation	0
Investment in Real Estate Net	77,565,700
Encumbrances	0
400 Park Aveue South (Toll) [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	58,090,357
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	58,090,357
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,090,357
Accumulated Depreciation	0
Investment in Real Estate Net	58,090,357
Encumbrances	0
Reserve at Empire Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rancho Cucamonga, CA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	467
Initial Cost to Company, Land	16,345,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,080,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,563,160
Gross Amount Carried at close of period 12/31/2010, Land	16,345,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	74,643,830
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	90,988,830
Accumulated Depreciation	(18,094,411)
Investment in Real Estate Net	72,894,419
Reserve at Fairfax Corners [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	652
Initial Cost to Company, Land	15,804,057
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	63,129,051
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,789,752
Gross Amount Carried at close of period 12/31/2010, Land	15,804,057
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,918,803
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	81,722,860
Accumulated Depreciation	(22,334,850)
Investment in Real Estate Net	59,388,010
Encumbrances	84,778,875
Reserve at Potomac Yard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	588
Initial Cost to Company, Land	11,918,917
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	68,862,641
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,860,030
Gross Amount Carried at close of period 12/31/2010, Land	11,918,917
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	73,722,671
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,641,588
Accumulated Depreciation	(20,497,931)
Investment in Real Estate Net	65,143,657
Encumbrances	66,470,000
Reserve at Town Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	389
Initial Cost to Company, Land	10,369,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,172,081
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,724,572
Gross Amount Carried at close of period 12/31/2010, Land	10,369,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,896,653
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,266,053
Accumulated Depreciation	(12,420,185)
Investment in Real Estate Net	40,845,868
Encumbrances	29,160,000
Rianna II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	78
Initial Cost to Company, Land	2,161,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,433,614
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	45,932
Gross Amount Carried at close of period 12/31/2010, Land	2,161,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,479,546
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,641,386
Accumulated Depreciation	(1,731,383)
Investment in Real Estate Net	14,910,003
Encumbrances	10,305,157
Rockingham Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	West Roxbury, MA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	143
Initial Cost to Company, Land	1,124,217
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,515,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,721,493
Gross Amount Carried at close of period 12/31/2010, Land	1,124,217
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,236,653
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,360,870
Accumulated Depreciation	(4,122,488)
Investment in Real Estate Net	6,238,382
Encumbrances	1,281,181
Rolling Green (Amherst) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Amherst, MA
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,340,702
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,962,317
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,427,182
Gross Amount Carried at close of period 12/31/2010, Land	1,340,702
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,389,499
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,730,201
Accumulated Depreciation	(5,922,934)
Investment in Real Estate Net	7,807,267
Encumbrances	1,938,119
Rolling Green (Milford) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milford, MA
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	2,012,350
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,452,150
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,468,232
Gross Amount Carried at close of period 12/31/2010, Land	2,012,350
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,920,382
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,932,732
Accumulated Depreciation	(8,147,381)
Investment in Real Estate Net	11,785,351
Encumbrances	4,131,247
San Marcos Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	320
Initial Cost to Company, Land	20,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,261,609
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,509,168
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,770,777
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,770,777
Accumulated Depreciation	(8,842,012)
Investment in Real Estate Net	43,928,765
Encumbrances	32,900,000
Savannah Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	466
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,263,310
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,847,909
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,111,219
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,111,219
Accumulated Depreciation	(13,118,776)
Investment in Real Estate Net	29,992,443
Encumbrances	36,610,000
Savannah Midtown [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	7,209,873
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,371,164
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,796,529
Gross Amount Carried at close of period 12/31/2010, Land	7,209,873
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,167,693
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,377,566
Accumulated Depreciation	(9,774,166)
Investment in Real Estate Net	29,603,400
Encumbrances	17,800,000
Savoy I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aurora, CO
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	5,450,295
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,765,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,297,824
Gross Amount Carried at close of period 12/31/2010, Land	5,450,295
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,063,494
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,513,789
Accumulated Depreciation	(12,563,141)
Investment in Real Estate Net	33,950,648
Sheffield Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	597
Initial Cost to Company, Land	3,342,381
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,337,332
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,473,862
Gross Amount Carried at close of period 12/31/2010, Land	3,342,381
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,811,194
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,153,575
Accumulated Depreciation	(23,499,476)
Investment in Real Estate Net	21,654,099
Sonata at Cherry Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	183
Initial Cost to Company, Land	5,490,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,130,479
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,264,429
Gross Amount Carried at close of period 12/31/2010, Land	5,490,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,394,908
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,884,908
Accumulated Depreciation	(7,685,155)
Investment in Real Estate Net	17,199,753
Encumbrances	19,190,000
Sonterra At Foothill Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foothill Ranch, CA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	7,503,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,048,507
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,610,524
Gross Amount Carried at close of period 12/31/2010, Land	7,503,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,659,031
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,162,431
Accumulated Depreciation	(12,408,332)
Investment in Real Estate Net	20,754,099
South Winds [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fall River, MA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	2,481,821
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,780,359
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,016,098
Gross Amount Carried at close of period 12/31/2010, Land	2,481,821
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,796,457
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,278,278
Accumulated Depreciation	(9,547,635)
Investment in Real Estate Net	13,730,643
Encumbrances	3,892,847
Stonegate C O [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Broomfield, CO
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	8,750,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,998,775
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,848,652
Gross Amount Carried at close of period 12/31/2010, Land	8,750,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,847,427
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,597,427
Accumulated Depreciation	(10,226,676)
Investment in Real Estate Net	34,370,751
Stoney Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dale City, VA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	8,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,147,091
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,439,826
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,586,917
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,586,917
Accumulated Depreciation	(9,419,073)
Investment in Real Estate Net	28,167,844
Encumbrances	14,746,374
Stonybrook [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	10,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,967,638
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,077,280
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,044,918
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,544,918
Accumulated Depreciation	(7,136,693)
Investment in Real Estate Net	29,408,225
Encumbrances	20,371,693
Summerhill Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Maynard, MA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	120
Initial Cost to Company, Land	415,812
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,000,816
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	795,902
Gross Amount Carried at close of period 12/31/2010, Land	415,812
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,796,718
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,212,530
Accumulated Depreciation	(1,787,805)
Investment in Real Estate Net	2,424,725
Encumbrances	1,044,076
Summerset Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chatsworth, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	2,629,804
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,670,889
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,102,785
Gross Amount Carried at close of period 12/31/2010, Land	2,629,804
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,773,674
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,403,478
Accumulated Depreciation	(14,824,486)
Investment in Real Estate Net	15,578,992
Encumbrances	38,039,912
Summit at Lake Union [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1995 -1997
Real Estate And Accumulated Depreciation Units	150
Initial Cost to Company, Land	1,424,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,852,461
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,752,142
Gross Amount Carried at close of period 12/31/2010, Land	1,424,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,604,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,029,303
Accumulated Depreciation	(8,410,967)
Investment in Real Estate Net	9,618,336
Sunforest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	494
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,124,850
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,492,406
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,617,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,617,256
Accumulated Depreciation	(12,704,849)
Investment in Real Estate Net	33,912,407
Sunforest II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	355,520
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	355,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	355,520
Accumulated Depreciation	0
Investment in Real Estate Net	355,520
Talleyrand [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tarrytown, NY (I)
Date of Constuction	1997-1998
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	12,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,838,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,809,456
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,647,616
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,647,616
Accumulated Depreciation	(19,860,971)
Investment in Real Estate Net	45,786,645
Encumbrances	35,000,000
Teresina [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chula Vista, CA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	440
Initial Cost to Company, Land	28,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,916,670
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,938,218
Gross Amount Carried at close of period 12/31/2010, Land	28,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	63,854,888
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	92,454,888
Accumulated Depreciation	(16,411,428)
Investment in Real Estate Net	76,043,460
Encumbrances	43,424,197
Touriel Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	35
Initial Cost to Company, Land	2,736,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,810,027
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	120,712
Gross Amount Carried at close of period 12/31/2010, Land	2,736,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,930,739
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,666,739
Accumulated Depreciation	(1,731,390)
Investment in Real Estate Net	8,935,349
Encumbrances	5,050,000
Town Square at Mark Center I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	406
Initial Cost to Company, Land	24,360,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	86,178,714
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,534,882
Gross Amount Carried at close of period 12/31/2010, Land	24,360,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	88,713,596
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	113,073,596
Accumulated Depreciation	(22,922,510)
Investment in Real Estate Net	90,151,086
Encumbrances	64,680,000
town center at mark center phase II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	15,568,464
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	55,029,607
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	194,734
Gross Amount Carried at close of period 12/31/2010, Land	15,568,464
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,224,341
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,792,805
Accumulated Depreciation	(5,679,993)
Investment in Real Estate Net	65,112,812
Encumbrances	46,013,583
Tradition at Alafaya [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	253
Initial Cost to Company, Land	7,590,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,881,505
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	289,137
Gross Amount Carried at close of period 12/31/2010, Land	7,590,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,170,642
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,760,642
Accumulated Depreciation	(9,148,562)
Investment in Real Estate Net	30,612,080
Tuscany at Lindbergh [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	9,720,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,874,023
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,915,043
Gross Amount Carried at close of period 12/31/2010, Land	9,720,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,789,066
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,509,066
Accumulated Depreciation	(13,014,206)
Investment in Real Estate Net	39,494,860
Encumbrances	32,360,000
Uptown Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO (G)
Date of Constuction	1999/2001
Real Estate And Accumulated Depreciation Units	696
Initial Cost to Company, Land	17,492,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	100,696,541
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,529,750
Gross Amount Carried at close of period 12/31/2010, Land	17,492,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	103,226,291
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	120,718,291
Accumulated Depreciation	(28,417,401)
Investment in Real Estate Net	92,300,890
Encumbrances	88,550,000
Versailles [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Woodland Hills, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	253
Initial Cost to Company, Land	12,650,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,656,292
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,126,653
Gross Amount Carried at close of period 12/31/2010, Land	12,650,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,782,945
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,432,945
Accumulated Depreciation	(12,624,925)
Investment in Real Estate Net	37,808,020
Encumbrances	30,372,953
Virgil Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	142
Initial Cost to Company, Land	5,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,216,613
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,559,212
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,775,825
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,275,825
Accumulated Depreciation	(4,665,674)
Investment in Real Estate Net	17,610,151
Encumbrances	9,900,000
Strayhorse at Arrowhead Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glendale, AZ
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	136
Initial Cost to Company, Land	4,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,968,001
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	268,668
Gross Amount Carried at close of period 12/31/2010, Land	4,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,236,669
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,636,669
Accumulated Depreciation	(3,181,411)
Investment in Real Estate Net	14,455,258
Encumbrances	0
Surrey Downs [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	122
Initial Cost to Company, Land	3,057,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,848,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,148,814
Gross Amount Carried at close of period 12/31/2010, Land	3,057,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,997,432
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,054,532
Accumulated Depreciation	(4,730,062)
Investment in Real Estate Net	8,324,470
Encumbrances	9,829,000
Scottsdale Meadows [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,512,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,423,349
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,695,333
Gross Amount Carried at close of period 12/31/2010, Land	1,512,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,118,682
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,630,682
Accumulated Depreciation	(6,778,792)
Investment in Real Estate Net	7,851,890
Encumbrances	9,270,000
Schooner Bay Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	4,550,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,064,764
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,552,438
Gross Amount Carried at close of period 12/31/2010, Land	4,550,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,617,202
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,167,202
Accumulated Depreciation	(7,903,256)
Investment in Real Estate Net	18,263,946
Encumbrances	26,175,000
Schooner Bay One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	5,345,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,390,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,819,571
Gross Amount Carried at close of period 12/31/2010, Land	5,345,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,210,189
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,555,189
Accumulated Depreciation	(8,765,022)
Investment in Real Estate Net	20,790,167
Encumbrances	28,870,000
Rosecliff [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	5,460,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,721,570
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,744,506
Gross Amount Carried at close of period 12/31/2010, Land	5,460,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,466,076
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,926,076
Accumulated Depreciation	(7,527,276)
Investment in Real Estate Net	15,398,800
Encumbrances	17,400,000
Montclair Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Montclair, NJ
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	163
Initial Cost to Company, Land	2,400,887
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,605,687
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	41,720
Gross Amount Carried at close of period 12/31/2010, Land	2,400,887
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,647,407
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,048,294
Accumulated Depreciation	(4,016,385)
Investment in Real Estate Net	42,031,909
Encumbrances	33,418,656
Lantern Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Foster City, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	232
Initial Cost to Company, Land	6,945,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,064,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,858,408
Gross Amount Carried at close of period 12/31/2010, Land	6,945,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,923,384
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,868,384
Accumulated Depreciation	(10,048,742)
Investment in Real Estate Net	23,819,642
Encumbrances	36,455,000
Canyon Creek C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Ramon, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	268
Initial Cost to Company, Land	5,425,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,812,121
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,048,256
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,860,377
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,285,377
Accumulated Depreciation	(9,367,456)
Investment in Real Estate Net	20,917,921
Encumbrances	28,200,000
Bellevue Meadows [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1983
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	4,507,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,574,814
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,168,565
Gross Amount Carried at close of period 12/31/2010, Land	4,507,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,743,379
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,250,479
Accumulated Depreciation	(8,102,753)
Investment in Real Estate Net	13,147,726
Encumbrances	16,538,000
Willow Brook C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	228
Initial Cost to Company, Land	5,055,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,388,672
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,571,207
Gross Amount Carried at close of period 12/31/2010, Land	5,055,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	40,959,879
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,014,879
Accumulated Depreciation	(11,732,931)
Investment in Real Estate Net	34,281,948
Encumbrances	0
Partially Owned Unencumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	1,917
Initial Cost to Company, Land	195,786,350
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	225,058,663
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	20,484,054
Gross Amount Carried at close of period 12/31/2010, Land	195,786,350
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	245,542,717
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	441,329,067
Accumulated Depreciation	(73,969,422)
Investment in Real Estate Net	367,359,645
Encumbrances	0
Isle at Arrowhead Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glendale, AZ
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	1,650,237
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,593,123
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,820,738
Gross Amount Carried at close of period 12/31/2010, Land	1,650,237
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,413,861
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,064,098
Accumulated Depreciation	(10,657,381)
Investment in Real Estate Net	12,406,717
Encumbrances	17,700,000
Preserve at Briarcliff [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	182
Initial Cost to Company, Land	6,370,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,766,322
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	701,402
Gross Amount Carried at close of period 12/31/2010, Land	6,370,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,467,724
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,837,724
Accumulated Depreciation	(4,701,357)
Investment in Real Estate Net	20,136,367
Encumbrances	0
Hudson Crossing Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,000,000
Accumulated Depreciation	0
Investment in Real Estate Net	5,000,000
Encumbrances	0
Monterra in Mill Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	139
Initial Cost to Company, Land	2,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,255,123
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	264,501
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,519,624
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,319,624
Accumulated Depreciation	(3,688,448)
Investment in Real Estate Net	12,631,176
Encumbrances	0
Fox Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Englewood, CO
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	2,490,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,522,114
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,513,373
Gross Amount Carried at close of period 12/31/2010, Land	2,490,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,035,487
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,525,487
Accumulated Depreciation	(9,051,210)
Investment in Real Estate Net	14,474,277
Encumbrances	0
Country Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	6,105,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,561,865
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,283,088
Gross Amount Carried at close of period 12/31/2010, Land	6,105,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,844,953
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,949,953
Accumulated Depreciation	(11,978,857)
Investment in Real Estate Net	26,971,096
Encumbrances	0
Copper Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	1,017,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,158,260
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,948,215
Gross Amount Carried at close of period 12/31/2010, Land	1,017,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,106,475
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,123,875
Accumulated Depreciation	(6,030,660)
Investment in Real Estate Net	6,093,215
Encumbrances	0
Canyon Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	162
Initial Cost to Company, Land	4,869,448
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,955,063
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,820,884
Gross Amount Carried at close of period 12/31/2010, Land	4,869,448
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,775,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,645,395
Accumulated Depreciation	(7,072,766)
Investment in Real Estate Net	11,572,629
Encumbrances	0
Butterfield Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	15,617,709
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,458,157
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	15,617,709
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,458,157
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,075,866
Accumulated Depreciation	0
Investment in Real Estate Net	20,075,866
Encumbrances	0
Via Ventura [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	328
Initial Cost to Company, Land	1,351,785
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,382,006
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,124,724
Gross Amount Carried at close of period 12/31/2010, Land	1,351,785
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,506,730
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,858,515
Accumulated Depreciation	(15,047,425)
Investment in Real Estate Net	7,811,090
Village at Lakewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	3,166,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,859,090
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,288,898
Gross Amount Carried at close of period 12/31/2010, Land	3,166,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,147,988
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,314,399
Accumulated Depreciation	(8,345,890)
Investment in Real Estate Net	10,968,509
Vintage [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	2005-2007
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	7,059,230
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,677,762
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	246,411
Gross Amount Carried at close of period 12/31/2010, Land	7,059,230
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,924,173
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	54,983,403
Accumulated Depreciation	(10,944,256)
Investment in Real Estate Net	44,039,147
Encumbrances	33,000,000
Warwick Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westminster, CO
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	332
Initial Cost to Company, Land	2,274,121
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,113,974
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,143,399
Gross Amount Carried at close of period 12/31/2010, Land	2,274,121
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,257,373
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,531,494
Accumulated Depreciation	(12,481,108)
Investment in Real Estate Net	14,050,386
Encumbrances	8,355,000
Westgate Pasadena Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	22,898,848
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	133,521,158
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	22,444
Gross Amount Carried at close of period 12/31/2010, Land	22,898,848
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	133,543,602
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	156,442,450
Accumulated Depreciation	(4,615,636)
Investment in Real Estate Net	151,826,814
Encumbrances	97,145,000
Westwood Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	1,616,505
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,806,004
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,729,627
Gross Amount Carried at close of period 12/31/2010, Land	1,616,505
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,535,631
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,152,136
Accumulated Depreciation	(4,951,551)
Investment in Real Estate Net	9,200,585
Encumbrances	223,541
Whisper Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	5,310,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,998,558
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	988,597
Gross Amount Carried at close of period 12/31/2010, Land	5,310,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,987,155
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,297,155
Accumulated Depreciation	(6,870,894)
Investment in Real Estate Net	22,426,261
Encumbrances	13,580,000
Wilkins Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Medfield, MA
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	103
Initial Cost to Company, Land	538,483
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,629,943
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,528,761
Gross Amount Carried at close of period 12/31/2010, Land	538,483
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,158,704
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,697,187
Accumulated Depreciation	(2,335,788)
Investment in Real Estate Net	3,361,399
Encumbrances	882,098
Windridge C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Laguna Niguel, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	2,662,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,985,497
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,723,847
Gross Amount Carried at close of period 12/31/2010, Land	2,662,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,709,344
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,372,244
Accumulated Depreciation	(17,637,598)
Investment in Real Estate Net	15,734,646
Woodlake W A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kirkland, WA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	6,631,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,735,484
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,897,667
Gross Amount Carried at close of period 12/31/2010, Land	6,631,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,633,151
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,264,551
Accumulated Depreciation	(9,764,092)
Investment in Real Estate Net	16,500,459
Wholly Owned Encumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	37,453
Initial Cost to Company, Land	1,229,307,164
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,561,433,644
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	388,065,518
Gross Amount Carried at close of period 12/31/2010, Land	1,229,307,164
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,949,499,162
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,178,806,326
Accumulated Depreciation	(1,482,040,971)
Investment in Real Estate Net	4,696,765,355
Encumbrances	2,547,898,280
1401 South State [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	6,882,467
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,577,830
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	74,937
Gross Amount Carried at close of period 12/31/2010, Land	6,882,467
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,652,767
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	68,535,234
Accumulated Depreciation	(8,211,336)
Investment in Real Estate Net	60,323,898
Encumbrances	0
Reserve at Clarendon Centre, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	226
Initial Cost to Company, Land	6,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,585,059
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,115,888
Gross Amount Carried at close of period 12/31/2010, Land	6,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,700,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,200,947
Accumulated Depreciation	(11,325,598)
Investment in Real Estate Net	30,875,349
Providence [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bothell, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	3,573,621
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,055,505
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	581,521
Gross Amount Carried at close of period 12/31/2010, Land	3,573,621
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,637,026
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,210,647
Accumulated Depreciation	(6,033,468)
Investment in Real Estate Net	17,177,179
Promenade at Tower Center II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	270
Initial Cost to Company, Land	13,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,405,636
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	629,459
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,035,095
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,535,095
Accumulated Depreciation	(10,422,317)
Investment in Real Estate Net	38,112,778
Encumbrances	32,039,955
Promenade at Peachtree [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chamblee, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	406
Initial Cost to Company, Land	10,120,250
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,219,739
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,765,724
Gross Amount Carried at close of period 12/31/2010, Land	10,120,250
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,985,463
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,105,713
Accumulated Depreciation	(9,938,378)
Investment in Real Estate Net	33,167,335
Parkfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	476
Initial Cost to Company, Land	8,330,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,667,618
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,473,044
Gross Amount Carried at close of period 12/31/2010, Land	8,330,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,140,662
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,470,662
Accumulated Depreciation	(12,454,063)
Investment in Real Estate Net	27,016,599
Encumbrances	23,275,000
Park Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Gilbert, AZ
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	835,217
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,120,769
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,364,618
Gross Amount Carried at close of period 12/31/2010, Land	835,217
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,485,387
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,320,604
Accumulated Depreciation	(9,072,518)
Investment in Real Estate Net	9,248,086
Parc East Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1977
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	102,163,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	108,989,402
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,871,189
Gross Amount Carried at close of period 12/31/2010, Land	102,163,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	114,860,591
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	217,023,591
Accumulated Depreciation	(23,094,592)
Investment in Real Estate Net	193,928,999
Encumbrances	17,081,217
Olympus Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	328
Initial Cost to Company, Land	14,752,034
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,335,425
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,333,107
Gross Amount Carried at close of period 12/31/2010, Land	14,752,034
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	76,668,532
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	91,420,566
Accumulated Depreciation	(22,080,839)
Investment in Real Estate Net	69,339,727
Encumbrances	49,875,780
Olde Redmond Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	4,807,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,126,038
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,182,775
Gross Amount Carried at close of period 12/31/2010, Land	4,807,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,308,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,115,913
Accumulated Depreciation	(9,376,336)
Investment in Real Estate Net	13,739,577
Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Santa Clarita, CA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	520
Initial Cost to Company, Land	23,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	61,020,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,934,000
Gross Amount Carried at close of period 12/31/2010, Land	23,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	63,954,438
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	87,354,438
Accumulated Depreciation	(20,238,980)
Investment in Real Estate Net	67,115,458
Encumbrances	40,260,939
Oak Mill Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	854,133
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,233,947
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,320,715
Gross Amount Carried at close of period 12/31/2010, Land	854,133
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,554,662
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,408,795
Accumulated Depreciation	(9,400,865)
Investment in Real Estate Net	8,007,930
Encumbrances	9,600,000
Oak Mill One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,155,522
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,318,552
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,474,074
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,474,074
Accumulated Depreciation	(7,501,774)
Investment in Real Estate Net	22,972,300
Encumbrances	12,066,806
North Pier at Harborside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (J)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	297
Initial Cost to Company, Land	4,000,159
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	94,290,590
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,966,623
Gross Amount Carried at close of period 12/31/2010, Land	4,000,159
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	96,257,213
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,257,372
Accumulated Depreciation	(25,714,421)
Investment in Real Estate Net	74,542,951
Encumbrances	76,862,000
Northpark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlingame, CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	510
Initial Cost to Company, Land	38,607,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	77,477,449
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,452,074
Gross Amount Carried at close of period 12/31/2010, Land	38,607,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	80,929,523
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	119,536,523
Accumulated Depreciation	(8,379,109)
Investment in Real Estate Net	111,157,414
Encumbrances	68,776,370
Mountain Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Stevenson Ranch, CA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	510
Initial Cost to Company, Land	3,966,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,814,995
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	11,698,615
Gross Amount Carried at close of period 12/31/2010, Land	3,966,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,513,610
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	51,480,110
Accumulated Depreciation	(23,751,369)
Investment in Real Estate Net	27,728,741
Encumbrances	57,428,472
Mountain Park Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	1,662,332
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,260,276
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,912,961
Gross Amount Carried at close of period 12/31/2010, Land	1,662,332
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,173,237
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,835,569
Accumulated Depreciation	(10,165,770)
Investment in Real Estate Net	11,669,799
Mosaic at Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hyattsville, MD
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,705,367
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	126,999
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	59,832,366
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,832,366
Accumulated Depreciation	(6,504,822)
Investment in Real Estate Net	53,327,544
Encumbrances	44,655,135
Montierra (CA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	8,160,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,360,938
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,578,545
Gross Amount Carried at close of period 12/31/2010, Land	8,160,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,939,483
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,099,483
Accumulated Depreciation	(15,545,316)
Investment in Real Estate Net	28,554,167
Montierra [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	249
Initial Cost to Company, Land	3,455,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,266,787
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,542,668
Gross Amount Carried at close of period 12/31/2010, Land	3,455,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,809,455
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,264,455
Accumulated Depreciation	(8,591,147)
Investment in Real Estate Net	13,673,308
Encumbrances	17,858,854
Montecito [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	210
Initial Cost to Company, Land	8,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,709,146
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,830,577
Gross Amount Carried at close of period 12/31/2010, Land	8,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,539,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,939,723
Accumulated Depreciation	(10,567,646)
Investment in Real Estate Net	24,372,077
Monte Viejo [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoneix, AZ
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	12,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	45,926,784
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,068,859
Gross Amount Carried at close of period 12/31/2010, Land	12,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,995,643
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,695,643
Accumulated Depreciation	(14,000,776)
Investment in Real Estate Net	45,694,867
Encumbrances	40,515,169
Missions at Sunbow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chula Vista, CA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	28,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,287,595
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,302,798
Gross Amount Carried at close of period 12/31/2010, Land	28,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,590,393
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	89,150,393
Accumulated Depreciation	(17,010,676)
Investment in Real Estate Net	72,139,717
Encumbrances	55,091,000
Miramar Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miramar, FL
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	17,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,487,235
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,648,442
Gross Amount Carried at close of period 12/31/2010, Land	17,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,135,677
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,335,677
Accumulated Depreciation	(14,063,001)
Investment in Real Estate Net	56,272,676
Mill Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milpitas, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	516
Initial Cost to Company, Land	12,858,693
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,168,503
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,134,053
Gross Amount Carried at close of period 12/31/2010, Land	12,858,693
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,302,556
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	73,161,249
Accumulated Depreciation	(19,263,283)
Investment in Real Estate Net	53,897,966
Encumbrances	69,312,259
Metro on First [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	102
Initial Cost to Company, Land	8,540,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,209,981
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	282,559
Gross Amount Carried at close of period 12/31/2010, Land	8,540,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,492,540
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,032,540
Accumulated Depreciation	(3,183,956)
Investment in Real Estate Net	17,848,584
Encumbrances	16,650,000
Marks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Englewood, CO (G)
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	616
Initial Cost to Company, Land	4,928,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,622,314
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	9,664,858
Gross Amount Carried at close of period 12/31/2010, Land	4,928,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,287,172
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,215,672
Accumulated Depreciation	(27,218,142)
Investment in Real Estate Net	31,997,530
Encumbrances	19,195,000
Longview Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Waltham, MA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	348
Initial Cost to Company, Land	20,880,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	90,255,509
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,059,321
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	92,314,830
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	113,194,830
Accumulated Depreciation	(21,584,039)
Investment in Real Estate Net	91,610,791
Encumbrances	57,029,000
Market Street Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	229
Initial Cost to Company, Land	13,740,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,757,301
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	570,900
Gross Amount Carried at close of period 12/31/2010, Land	13,740,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,328,201
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	55,068,201
Accumulated Depreciation	(9,542,056)
Investment in Real Estate Net	45,526,145
Lincoln Heights [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,928,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,595,262
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,702,664
Gross Amount Carried at close of period 12/31/2010, Land	5,928,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,297,926
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,226,326
Accumulated Depreciation	(21,483,850)
Investment in Real Estate Net	28,742,476
Lindley [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Encino, CA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	129
Initial Cost to Company, Land	5,805,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,705,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	380,221
Gross Amount Carried at close of period 12/31/2010, Land	5,805,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,085,221
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,890,221
Accumulated Depreciation	(1,708,719)
Investment in Real Estate Net	30,181,502
Encumbrances	22,436,908
Liberty Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	235
Initial Cost to Company, Land	16,382,822
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	83,817,078
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	500,099
Gross Amount Carried at close of period 12/31/2010, Land	16,382,822
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	84,317,177
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,699,999
Accumulated Depreciation	(7,455,086)
Investment in Real Estate Net	93,244,913
Encumbrances	48,586,957
Liberty Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brain Tree, MA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	5,977,504
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,749,110
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,184,890
Gross Amount Carried at close of period 12/31/2010, Land	5,977,504
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,934,000
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,911,504
Accumulated Depreciation	(9,678,494)
Investment in Real Estate Net	25,233,010
Encumbrances	24,980,280
La Terrazza at Colma Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Colma, CA (G) (I)
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	153
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,251,044
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	492,747
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,743,791
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,743,791
Accumulated Depreciation	(8,533,442)
Investment in Real Estate Net	33,210,349
Encumbrances	25,175,000
Jaclen Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beverly, MA
Date of Constuction	1976
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	437,072
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,921,735
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,146,926
Gross Amount Carried at close of period 12/31/2010, Land	437,072
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,068,661
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,505,733
Accumulated Depreciation	(1,988,692)
Investment in Real Estate Net	2,517,041
Encumbrances	1,074,494
Ivory Wood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bothell, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	2,732,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,888,282
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	585,457
Gross Amount Carried at close of period 12/31/2010, Land	2,732,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,473,739
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,206,539
Accumulated Depreciation	(4,321,190)
Investment in Real Estate Net	12,885,349
Encumbrances	8,020,000
Highlands at Cherry Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cherry Hills, NJ
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	170
Initial Cost to Company, Land	6,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,459,108
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	639,410
Gross Amount Carried at close of period 12/31/2010, Land	6,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,098,518
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,898,518
Accumulated Depreciation	(5,655,534)
Investment in Real Estate Net	23,242,984
Encumbrances	14,391,147
Heronfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kirkland, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	9,245,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,017,749
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,286,663
Gross Amount Carried at close of period 12/31/2010, Land	9,245,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,304,412
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,549,412
Accumulated Depreciation	(6,623,206)
Investment in Real Estate Net	30,926,206
Heritage at Stone Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlington, MA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	10,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,808,335
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	722,215
Gross Amount Carried at close of period 12/31/2010, Land	10,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,530,550
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,330,550
Accumulated Depreciation	(8,636,359)
Investment in Real Estate Net	34,694,191
Encumbrances	27,859,574
Heights on Capitol Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	104
Initial Cost to Company, Land	5,425,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,138,028
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	145,491
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,283,519
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,708,519
Accumulated Depreciation	(4,885,848)
Investment in Real Estate Net	21,822,671
Encumbrances	19,320,000
Hathaway [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Long Beach, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	385
Initial Cost to Company, Land	2,512,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,611,912
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,617,407
Gross Amount Carried at close of period 12/31/2010, Land	2,512,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,229,319
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,741,819
Accumulated Depreciation	(17,010,633)
Investment in Real Estate Net	14,731,186
Encumbrances	46,517,800
Harbor Steps [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	730
Initial Cost to Company, Land	59,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	158,829,432
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,329,927
Gross Amount Carried at close of period 12/31/2010, Land	59,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	166,159,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	226,059,359
Accumulated Depreciation	(41,014,218)
Investment in Real Estate Net	185,045,141
Encumbrances	121,360,757
Greenwood Plaza [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Centennial, CO
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	266
Initial Cost to Company, Land	3,990,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,846,708
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,921,183
Gross Amount Carried at close of period 12/31/2010, Land	3,990,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,767,891
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,757,891
Accumulated Depreciation	(8,360,465)
Investment in Real Estate Net	33,397,426
Greenwood Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Centennial, CO
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	291
Initial Cost to Company, Land	4,365,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	38,372,440
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,338,988
Gross Amount Carried at close of period 12/31/2010, Land	4,365,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,711,428
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,076,428
Accumulated Depreciation	(8,725,623)
Investment in Real Estate Net	35,350,805
Grandeville at River Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,114,693
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,723,206
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,837,899
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,837,899
Accumulated Depreciation	(7,801,937)
Investment in Real Estate Net	23,035,962
Encumbrances	28,890,000
Glo [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	201
Initial Cost to Company, Land	16,047,022
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,652,977
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	16,047,022
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	48,652,977
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,699,999
Accumulated Depreciation	0
Investment in Real Estate Net	64,699,999
Encumbrances	31,490,000
Glen Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Franklin, MA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	2,339,330
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,133,588
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,641,165
Gross Amount Carried at close of period 12/31/2010, Land	2,339,330
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,774,753
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,114,083
Accumulated Depreciation	(8,972,636)
Investment in Real Estate Net	13,141,447
Encumbrances	353,833
Geary Court Yard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	164
Initial Cost to Company, Land	1,722,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,471,429
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,125,987
Gross Amount Carried at close of period 12/31/2010, Land	1,722,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,597,416
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,319,816
Accumulated Depreciation	(9,023,938)
Investment in Real Estate Net	10,295,878
Encumbrances	18,281,425
Gateway at Malden Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Malden, MA (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	203
Initial Cost to Company, Land	9,209,780
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,722,666
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,322,590
Gross Amount Carried at close of period 12/31/2010, Land	9,209,780
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,045,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,255,036
Accumulated Depreciation	(12,427,280)
Investment in Real Estate Net	30,827,756
Encumbrances	14,970,000
Woodleaf [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Campbell, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	178
Initial Cost to Company, Land	8,550,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,988,183
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,525,549
Gross Amount Carried at close of period 12/31/2010, Land	8,550,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,513,732
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,064,332
Accumulated Depreciation	(8,858,351)
Investment in Real Estate Net	19,205,981
Encumbrances	0
Woodland Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	East Palo Alto, CA (G)
Date of Constuction	1953
Real Estate And Accumulated Depreciation Units	1,812
Initial Cost to Company, Land	72,224,518
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,775,482
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	11,882
Gross Amount Carried at close of period 12/31/2010, Land	72,224,518
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	57,787,364
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	130,011,882
Accumulated Depreciation	(361,821)
Investment in Real Estate Net	129,650,061
Encumbrances	0
Management Business [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	(D)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	85,280,456
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	85,280,456
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,280,456
Accumulated Depreciation	(64,901,959)
Investment in Real Estate Net	20,378,497
Encumbrances	0
Mass 1210 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	9,213,512
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,559,189
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	316,157
Gross Amount Carried at close of period 12/31/2010, Land	9,213,512
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,875,346
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,088,858
Accumulated Depreciation	(8,949,188)
Investment in Real Estate Net	37,139,670
Encumbrances	0
Joyce On Pentagon Row 1401 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	326
Initial Cost to Company, Land	9,780,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	89,668,165
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	260,729
Gross Amount Carried at close of period 12/31/2010, Land	9,780,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	89,928,894
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	99,708,894
Accumulated Depreciation	(11,567,038)
Investment in Real Estate Net	88,141,856
Encumbrances	0
1500 Mass Ave [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	1951
Real Estate And Accumulated Depreciation Units	556
Initial Cost to Company, Land	54,638,298
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,361,702
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,435,233
Gross Amount Carried at close of period 12/31/2010, Land	54,638,298
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,796,935
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,435,233
Accumulated Depreciation	(5,071,385)
Investment in Real Estate Net	91,363,848
Encumbrances	0
Peachtree 1660 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	355
Initial Cost to Company, Land	7,924,126
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,533,831
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,308,016
Gross Amount Carried at close of period 12/31/2010, Land	7,924,126
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,841,847
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,765,973
Accumulated Depreciation	(8,233,880)
Investment in Real Estate Net	25,532,093
Encumbrances	0
1700 Amsterdam [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,347,795
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,347,795
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,347,795
Accumulated Depreciation	0
Investment in Real Estate Net	3,347,795
Encumbrances	0
175 Kent [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brooklyn, NY (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	113
Initial Cost to Company, Land	22,037,831
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,962,169
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,899
Gross Amount Carried at close of period 12/31/2010, Land	22,037,831
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,967,068
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	76,004,899
Accumulated Depreciation	0
Investment in Real Estate Net	76,004,899
Encumbrances	0
200 N Lemon Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Anaheim, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,865,235
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	171,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,865,235
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	171,438
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,036,673
Accumulated Depreciation	0
Investment in Real Estate Net	6,036,673
Encumbrances	0
2201 Pershing Drive [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	11,321,198
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,605,311
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,321,198
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,605,311
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,926,509
Accumulated Depreciation	0
Investment in Real Estate Net	30,926,509
Encumbrances	0
M St 2400 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	359
Initial Cost to Company, Land	30,006,593
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	114,013,785
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	821,940
Gross Amount Carried at close of period 12/31/2010, Land	30,006,593
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	114,835,725
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	144,842,318
Accumulated Depreciation	(25,913,002)
Investment in Real Estate Net	118,929,316
Encumbrances	0
Four Hundred And Twenty East 80th Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY
Date of Constuction	1961
Real Estate And Accumulated Depreciation Units	155
Initial Cost to Company, Land	39,277,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,026,984
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,670,219
Gross Amount Carried at close of period 12/31/2010, Land	39,277,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,697,203
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,974,203
Accumulated Depreciation	(7,346,380)
Investment in Real Estate Net	57,627,823
Encumbrances	0
425 Mass [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C. (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	559
Initial Cost to Company, Land	28,150,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	138,600,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,306,882
Gross Amount Carried at close of period 12/31/2010, Land	28,150,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	140,906,882
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	169,056,882
Accumulated Depreciation	(10,753,212)
Investment in Real Estate Net	158,303,670
Encumbrances	0
51 University [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	1918
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	3,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,110,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	782,855
Gross Amount Carried at close of period 12/31/2010, Land	3,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,892,855
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,532,855
Accumulated Depreciation	(207,107)
Investment in Real Estate Net	12,325,748
Encumbrances	0
Washington 600 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	135
Initial Cost to Company, Land	32,852,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,140,551
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	241,280
Gross Amount Carried at close of period 12/31/2010, Land	32,852,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,381,831
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	76,233,831
Accumulated Depreciation	(10,895,304)
Investment in Real Estate Net	65,338,527
Encumbrances	0
Greene 70 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	28,170,659
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	237,020,220
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	298,646
Gross Amount Carried at close of period 12/31/2010, Land	28,170,659
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	237,318,866
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	265,489,525
Accumulated Depreciation	(15,466,554)
Investment in Real Estate Net	250,022,971
Encumbrances	0
Broadway 71 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	238
Initial Cost to Company, Land	22,611,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	77,492,171
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,194,824
Gross Amount Carried at close of period 12/31/2010, Land	22,611,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	84,686,995
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	107,298,595
Accumulated Depreciation	(21,051,383)
Investment in Real Estate Net	86,247,212
Encumbrances	0
777 Sixth [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	294
Initial Cost to Company, Land	65,352,706
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	65,747,294
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	760,339
Gross Amount Carried at close of period 12/31/2010, Land	65,352,706
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	66,507,633
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	131,860,339
Accumulated Depreciation	(11,220,212)
Investment in Real Estate Net	120,640,127
Encumbrances	0
88 Hillside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Daly City, CA (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	95
Initial Cost to Company, Land	7,786,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,733,200
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	729,871
Gross Amount Carried at close of period 12/31/2010, Land	7,786,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,463,071
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,249,871
Accumulated Depreciation	(343,824)
Investment in Real Estate Net	39,906,047
Encumbrances	0
Abington Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Abington, MA
Date of Constuction	1968
Real Estate And Accumulated Depreciation Units	90
Initial Cost to Company, Land	553,105
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,697,396
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,394,444
Gross Amount Carried at close of period 12/31/2010, Land	553,105
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,091,840
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,644,945
Accumulated Depreciation	(3,160,486)
Investment in Real Estate Net	3,484,459
Encumbrances	0
Acacia Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1988-1994
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	3,663,473
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,172,386
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,955,147
Gross Amount Carried at close of period 12/31/2010, Land	3,663,473
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,127,533
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,791,006
Accumulated Depreciation	(12,113,624)
Investment in Real Estate Net	15,677,382
Encumbrances	0
The Arches [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	410
Initial Cost to Company, Land	26,650,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	62,850,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,347
Gross Amount Carried at close of period 12/31/2010, Land	26,650,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	62,858,347
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	89,508,347
Accumulated Depreciation	(745,859)
Investment in Real Estate Net	88,762,488
Encumbrances	0
Arden Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,600,796
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,366,120
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,966,916
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,466,916
Accumulated Depreciation	(9,505,727)
Investment in Real Estate Net	27,961,189
Encumbrances	0
Arlington at Perimeter Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	2,448,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,095,484
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	199,927
Gross Amount Carried at close of period 12/31/2010, Land	2,448,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,295,411
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,743,411
Accumulated Depreciation	(2,002,871)
Investment in Real Estate Net	8,740,540
Encumbrances	0
Artisan on Second [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	118
Initial Cost to Company, Land	8,000,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,074,600
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,623
Gross Amount Carried at close of period 12/31/2010, Land	8,000,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,087,223
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,087,623
Accumulated Depreciation	(1,370,912)
Investment in Real Estate Net	42,716,711
Encumbrances	0
Ashton, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona Hills, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	492
Initial Cost to Company, Land	2,594,264
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,042,398
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,318,737
Gross Amount Carried at close of period 12/31/2010, Land	2,594,264
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,361,135
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,955,399
Accumulated Depreciation	(20,407,980)
Investment in Real Estate Net	21,547,419
Encumbrances	0
Auvers Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	3,808,823
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,322,243
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,438,957
Gross Amount Carried at close of period 12/31/2010, Land	3,808,823
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,761,200
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,570,023
Accumulated Depreciation	(17,562,711)
Investment in Real Estate Net	22,007,312
Encumbrances	0
Avenue Royale [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	5,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,785,388
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,015,551
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,800,939
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,800,939
Accumulated Depreciation	(5,263,233)
Investment in Real Estate Net	18,537,706
Encumbrances	0
Avon Place LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Avon, CT
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	163
Initial Cost to Company, Land	1,788,943
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,440,003
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,826,600
Gross Amount Carried at close of period 12/31/2010, Land	1,788,943
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,266,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,055,546
Accumulated Depreciation	(5,868,216)
Investment in Real Estate Net	10,187,330
Encumbrances	0
Ball Park Lofts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	346
Initial Cost to Company, Land	5,481,556
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,658,741
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,147,155
Gross Amount Carried at close of period 12/31/2010, Land	5,481,556
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,805,896
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,287,452
Accumulated Depreciation	(15,027,289)
Investment in Real Estate Net	45,260,163
Encumbrances	0
Barrington Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Oviedo, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	233
Initial Cost to Company, Land	6,990,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,740,825
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,656,061
Gross Amount Carried at close of period 12/31/2010, Land	6,990,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,396,886
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,386,886
Accumulated Depreciation	(7,143,268)
Investment in Real Estate Net	18,243,618
Encumbrances	0
Bay Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Long Beach, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	160
Initial Cost to Company, Land	7,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,437,239
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	819,776
Gross Amount Carried at close of period 12/31/2010, Land	7,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,257,015
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,857,015
Accumulated Depreciation	(8,027,118)
Investment in Real Estate Net	27,829,897
Encumbrances	0
Bella Terra [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mukilteo, WA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	235
Initial Cost to Company, Land	5,686,861
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,070,540
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	743,787
Gross Amount Carried at close of period 12/31/2010, Land	5,686,861
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,814,327
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,501,188
Accumulated Depreciation	(8,186,839)
Investment in Real Estate Net	24,314,349
Encumbrances	0
Bella Vista [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	2,978,879
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,641,333
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,456,763
Gross Amount Carried at close of period 12/31/2010, Land	2,978,879
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,098,096
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,076,975
Accumulated Depreciation	(12,710,839)
Investment in Real Estate Net	14,366,136
Encumbrances	0
Bella Vista One Two Three Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Woodland Hills, CA
Date of Constuction	2003-2007
Real Estate And Accumulated Depreciation Units	579
Initial Cost to Company, Land	31,682,754
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	121,095,786
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,563,367
Gross Amount Carried at close of period 12/31/2010, Land	31,682,754
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	122,659,153
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	154,341,907
Accumulated Depreciation	(28,332,758)
Investment in Real Estate Net	126,009,149
Encumbrances	0
Belle Arts Condominium Homes, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	1
Initial Cost to Company, Land	63,158
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	248,929
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	(5,320)
Gross Amount Carried at close of period 12/31/2010, Land	63,158
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	243,609
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	306,767
Accumulated Depreciation	0
Investment in Real Estate Net	306,767
Encumbrances	0
Berkeley Land [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	13,908,910
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,227,866
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	13,908,910
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	2,227,866
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,136,776
Accumulated Depreciation	0
Investment in Real Estate Net	16,136,776
Encumbrances	0
Bermuda Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	1,503,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,561,896
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,743,553
Gross Amount Carried at close of period 12/31/2010, Land	1,503,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,305,449
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,808,449
Accumulated Depreciation	(12,374,482)
Investment in Real Estate Net	13,433,967
Encumbrances	0
Bishop Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Winter Park, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	2,592,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,990,436
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,762,396
Gross Amount Carried at close of period 12/31/2010, Land	2,592,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,752,832
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,344,832
Accumulated Depreciation	(11,171,320)
Investment in Real Estate Net	13,173,512
Encumbrances	0
Bradford Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Newington, CT
Date of Constuction	1964
Real Estate And Accumulated Depreciation Units	64
Initial Cost to Company, Land	401,091
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	2,681,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	627,352
Gross Amount Carried at close of period 12/31/2010, Land	401,091
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,308,562
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,709,653
Accumulated Depreciation	(1,443,213)
Investment in Real Estate Net	2,266,440
Encumbrances	0
Bradley Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	155
Initial Cost to Company, Land	3,813,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,313,645
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	451,352
Gross Amount Carried at close of period 12/31/2010, Land	3,813,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,764,997
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,577,997
Accumulated Depreciation	(5,726,555)
Investment in Real Estate Net	16,851,442
Encumbrances	0
Briar Knoll Apts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Vernon, CT
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	150
Initial Cost to Company, Land	928,972
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,209,988
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,467,900
Gross Amount Carried at close of period 12/31/2010, Land	928,972
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,677,888
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,606,860
Accumulated Depreciation	(3,355,569)
Investment in Real Estate Net	5,251,291
Encumbrances	0
Bridford Lakes Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Greensboro, NC
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	1,100,564
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	792,508
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	1,100,564
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	792,508
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,893,072
Accumulated Depreciation	0
Investment in Real Estate Net	1,893,072
Encumbrances	0
Bridgewater at Wells Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	288
Initial Cost to Company, Land	2,160,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,347,549
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,202,929
Gross Amount Carried at close of period 12/31/2010, Land	2,160,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,550,478
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,710,478
Accumulated Depreciation	(7,204,309)
Investment in Real Estate Net	10,506,169
Encumbrances	0
The Brooklyner [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Brooklyn, NY (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	490
Initial Cost to Company, Land	40,099,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	221,413,464
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	84,680
Gross Amount Carried at close of period 12/31/2010, Land	40,099,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	221,498,144
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	261,598,066
Accumulated Depreciation	(7,655,279)
Investment in Real Estate Net	253,942,787
Encumbrances	0
Camellero [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	348
Initial Cost to Company, Land	1,924,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,324,593
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,702,222
Gross Amount Carried at close of period 12/31/2010, Land	1,924,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,026,815
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,951,715
Accumulated Depreciation	(14,664,481)
Investment in Real Estate Net	10,287,234
Encumbrances	0
Carlyle Mill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	317
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,367,913
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,734,381
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,102,294
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,102,294
Accumulated Depreciation	(17,452,858)
Investment in Real Estate Net	47,649,436
Encumbrances	0
Centennial Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	187
Initial Cost to Company, Land	3,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,280,039
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	389,948
Gross Amount Carried at close of period 12/31/2010, Land	3,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,669,987
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,469,987
Accumulated Depreciation	(5,773,241)
Investment in Real Estate Net	19,696,746
Encumbrances	0
Centerpointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beaverton, OR
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	3,421,535
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,708,853
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,854,171
Gross Amount Carried at close of period 12/31/2010, Land	3,421,535
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,563,024
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,984,559
Accumulated Depreciation	(7,802,200)
Investment in Real Estate Net	14,182,359
Encumbrances	0
Centre Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	5,616,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,485,891
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,737,952
Gross Amount Carried at close of period 12/31/2010, Land	5,616,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,223,843
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,839,843
Accumulated Depreciation	(10,900,792)
Investment in Real Estate Net	20,939,051
Encumbrances	0
Centre Club II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ontario, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	1,820,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,528,898
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	591,236
Gross Amount Carried at close of period 12/31/2010, Land	1,820,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,120,134
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,940,134
Accumulated Depreciation	(3,571,632)
Investment in Real Estate Net	8,368,502
Encumbrances	0
Chandlers Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Kent, WA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	293
Initial Cost to Company, Land	3,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,961,895
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	284,794
Gross Amount Carried at close of period 12/31/2010, Land	3,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,246,689
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,946,689
Accumulated Depreciation	(3,172,283)
Investment in Real Estate Net	19,774,406
Encumbrances	0
Chatelaine Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Duluth, GA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	303
Initial Cost to Company, Land	1,818,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,489,671
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,121,430
Gross Amount Carried at close of period 12/31/2010, Land	1,818,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,611,101
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,429,101
Accumulated Depreciation	(12,460,470)
Investment in Real Estate Net	15,968,631
Encumbrances	0
Chesapeake Glen Apts [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Glen Burnie, MD
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	796
Initial Cost to Company, Land	8,993,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,301,052
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	21,729,611
Gross Amount Carried at close of period 12/31/2010, Land	8,993,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,030,663
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,024,074
Accumulated Depreciation	(25,384,518)
Investment in Real Estate Net	32,639,556
Encumbrances	0
Chestnut Hills [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	157
Initial Cost to Company, Land	756,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,806,635
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,478,004
Gross Amount Carried at close of period 12/31/2010, Land	756,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,284,639
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	9,040,939
Accumulated Depreciation	(4,569,192)
Investment in Real Estate Net	4,471,747
Encumbrances	0
Chickasaw Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	292
Initial Cost to Company, Land	2,044,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,366,832
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,026,320
Gross Amount Carried at close of period 12/31/2010, Land	2,044,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,393,152
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,437,152
Accumulated Depreciation	(7,087,225)
Investment in Real Estate Net	9,349,927
Encumbrances	0
Chinatown Gateway [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	14,791,831
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,219,520
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,791,831
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,219,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,011,351
Accumulated Depreciation	0
Investment in Real Estate Net	35,011,351
Encumbrances	0
City View (GA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	6,440,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,993,460
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,317,239
Gross Amount Carried at close of period 12/31/2010, Land	6,440,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,310,699
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,751,499
Accumulated Depreciation	(5,974,911)
Investment in Real Estate Net	21,776,588
Encumbrances	0
Cleo, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	6,615,467
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,829,335
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,705,284
Gross Amount Carried at close of period 12/31/2010, Land	6,615,467
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,534,619
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,150,086
Accumulated Depreciation	(4,696,293)
Investment in Real Estate Net	20,453,793
Encumbrances	0
Coconut Palm Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	3,001,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,678,928
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,011,144
Gross Amount Carried at close of period 12/31/2010, Land	3,001,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,690,072
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,691,772
Accumulated Depreciation	(10,164,773)
Investment in Real Estate Net	13,526,999
Encumbrances	0
Cortona at Dana Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mesa, AZ
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	222
Initial Cost to Company, Land	2,028,939
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,466,128
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,545,062
Gross Amount Carried at close of period 12/31/2010, Land	2,028,939
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,011,190
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,040,129
Accumulated Depreciation	(7,883,606)
Investment in Real Estate Net	9,156,523
Encumbrances	0
Cove at Boynton Beach I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	12,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,469,651
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,289,248
Gross Amount Carried at close of period 12/31/2010, Land	12,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,758,899
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,358,899
Accumulated Depreciation	(11,006,677)
Investment in Real Estate Net	36,352,222
Encumbrances	0
Cove at Boynton Beach II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	14,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,874,719
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,874,719
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,674,719
Accumulated Depreciation	(11,305,764)
Investment in Real Estate Net	41,368,955
Encumbrances	0
Crown Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	3,156,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,414,599
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,646,438
Gross Amount Carried at close of period 12/31/2010, Land	3,156,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,061,037
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,217,637
Accumulated Depreciation	(19,125,520)
Investment in Real Estate Net	21,092,117
Encumbrances	0
Crowntree Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	352
Initial Cost to Company, Land	12,009,630
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,407,977
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	236,864
Gross Amount Carried at close of period 12/31/2010, Land	12,009,630
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,644,841
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,654,471
Accumulated Depreciation	(7,065,210)
Investment in Real Estate Net	49,589,261
Encumbrances	0
Cypress Lake at Waterford [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,654,816
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,621,151
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,275,967
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,275,967
Accumulated Depreciation	(8,974,873)
Investment in Real Estate Net	27,301,094
Encumbrances	0
Dartmouth Woods [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, CO
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	201
Initial Cost to Company, Land	1,609,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,832,754
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,098,370
Gross Amount Carried at close of period 12/31/2010, Land	1,609,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,931,124
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,540,924
Accumulated Depreciation	(6,960,459)
Investment in Real Estate Net	7,580,465
Encumbrances	0
Dean Estates [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Taunton, MA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	58
Initial Cost to Company, Land	498,080
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,329,560
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	644,755
Gross Amount Carried at close of period 12/31/2010, Land	498,080
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,974,315
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,472,395
Accumulated Depreciation	(1,831,109)
Investment in Real Estate Net	2,641,286
Encumbrances	0
Deerwood (Corona) [Member]
Real Estates And Accumulated Depreciation Abstract
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	4,742,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,272,892
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,983,156
Gross Amount Carried at close of period 12/31/2010, Land	4,742,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,256,048
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,998,248
Accumulated Depreciation	(12,694,215)
Investment in Real Estate Net	16,304,033
Encumbrances	0
Defoor Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	2,966,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,570,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,022,481
Gross Amount Carried at close of period 12/31/2010, Land	2,966,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,592,691
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,559,091
Accumulated Depreciation	(6,381,963)
Investment in Real Estate Net	9,177,128
Encumbrances	0
DelMarRidge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	181
Initial Cost to Company, Land	7,801,824
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,948,176
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,873,844
Gross Amount Carried at close of period 12/31/2010, Land	7,801,824
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,822,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,623,844
Accumulated Depreciation	(4,887,595)
Investment in Real Estate Net	42,736,249
Encumbrances	0
Eagle Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	1,808,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,274,361
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,201,855
Gross Amount Carried at close of period 12/31/2010, Land	1,808,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,476,216
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,285,116
Accumulated Depreciation	(11,710,765)
Investment in Real Estate Net	12,574,351
Encumbrances	0
Edgemont at Bethesda Metro [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bethesda, MD
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	122
Initial Cost to Company, Land	13,092,552
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,907,448
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,551
Gross Amount Carried at close of period 12/31/2010, Land	13,092,552
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,921,999
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,014,551
Accumulated Depreciation	(143,993)
Investment in Real Estate Net	56,870,558
Encumbrances	0
Ellipse at Government Center [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	19,433,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	56,816,266
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,407,457
Gross Amount Carried at close of period 12/31/2010, Land	19,433,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	60,223,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	79,656,723
Accumulated Depreciation	(10,767,112)
Investment in Real Estate Net	68,889,611
Encumbrances	0
Emerson Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1962
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	14,855,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	57,566,636
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,461,793
Gross Amount Carried at close of period 12/31/2010, Land	14,855,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	73,028,429
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	87,883,429
Accumulated Depreciation	(39,453,309)
Investment in Real Estate Net	48,430,120
Encumbrances	0
Enclave at Lake Underhill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	9,359,750
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,539,650
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,285,853
Gross Amount Carried at close of period 12/31/2010, Land	9,359,750
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,825,503
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,185,253
Accumulated Depreciation	(9,090,279)
Investment in Real Estate Net	32,094,974
Encumbrances	0
Enclave at Waterways [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Deerfield Beach, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	300
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,194,576
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,068,582
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,263,158
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,263,158
Accumulated Depreciation	(10,140,629)
Investment in Real Estate Net	39,122,529
Encumbrances	0
Enclave at Winston Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	5,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,939,324
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,590,243
Gross Amount Carried at close of period 12/31/2010, Land	5,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,529,567
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,089,567
Accumulated Depreciation	(8,422,705)
Investment in Real Estate Net	19,666,862
Encumbrances	0
Enclave, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,500,192
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,281,399
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,446,011
Gross Amount Carried at close of period 12/31/2010, Land	1,500,192
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,727,410
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,227,602
Accumulated Depreciation	(10,245,126)
Investment in Real Estate Net	11,982,476
Encumbrances	0
The Encore at Sherman Oaks [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sherman Oaks, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	174
Initial Cost to Company, Land	8,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,450,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	(172)
Gross Amount Carried at close of period 12/31/2010, Land	8,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,449,828
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,149,828
Accumulated Depreciation	(102,111)
Investment in Real Estate Net	34,047,717
Encumbrances	0
Estates at Wellington Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Wellington, FL
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	400
Initial Cost to Company, Land	20,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	64,790,850
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,940,468
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	66,731,318
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	86,731,318
Accumulated Depreciation	(18,233,852)
Investment in Real Estate Net	68,497,466
Encumbrances	0
Eye Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Washington, D.C.
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	13,523,104
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,434,731
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	13,523,104
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,434,731
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,957,835
Accumulated Depreciation	0
Investment in Real Estate Net	14,957,835
Encumbrances	0
Four Winds [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fall River, MA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,370,843
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,163,804
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,055,216
Gross Amount Carried at close of period 12/31/2010, Land	1,370,843
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,219,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,589,863
Accumulated Depreciation	(4,838,597)
Investment in Real Estate Net	7,751,266
Encumbrances	0
Fox Hill Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Enfield, CT
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	1,129,018
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,547,256
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,542,032
Gross Amount Carried at close of period 12/31/2010, Land	1,129,018
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,089,288
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,218,306
Accumulated Depreciation	(3,874,075)
Investment in Real Estate Net	6,344,231
Encumbrances	0
Fox Run (WA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	626,637
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,765,018
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,799,744
Gross Amount Carried at close of period 12/31/2010, Land	626,637
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	7,564,762
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,191,399
Accumulated Depreciation	(4,799,492)
Investment in Real Estate Net	3,391,907
Encumbrances	0
Fox Run Two Wa [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	18
Initial Cost to Company, Land	80,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,286,139
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	53,086
Gross Amount Carried at close of period 12/31/2010, Land	80,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,339,225
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,419,225
Accumulated Depreciation	(435,137)
Investment in Real Estate Net	984,088
Encumbrances	0
Gables Grand Plaza [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Gables, FL (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	195
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,601,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,864,473
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,465,473
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,465,473
Accumulated Depreciation	(14,528,653)
Investment in Real Estate Net	34,936,820
Encumbrances	0
Gallery, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hermosa Beach,CA
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	168
Initial Cost to Company, Land	18,144,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,567,941
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,800,776
Gross Amount Carried at close of period 12/31/2010, Land	18,144,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	48,368,717
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	66,512,717
Accumulated Depreciation	(11,575,744)
Investment in Real Estate Net	54,936,973
Encumbrances	0
Gatehouse at Pine Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	1,896,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,070,795
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,694,859
Gross Amount Carried at close of period 12/31/2010, Land	1,896,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,765,654
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,662,254
Accumulated Depreciation	(11,286,379)
Investment in Real Estate Net	12,375,875
Encumbrances	0
Gatehouse on the Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plantation, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	312
Initial Cost to Company, Land	2,228,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,056,270
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,918,445
Gross Amount Carried at close of period 12/31/2010, Land	2,228,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,974,715
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,202,915
Accumulated Depreciation	(13,806,093)
Investment in Real Estate Net	15,396,822
Encumbrances	0
Gates of Redmond [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	2,306,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,064,015
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,676,955
Gross Amount Carried at close of period 12/31/2010, Land	2,306,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,740,970
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,047,070
Accumulated Depreciation	(8,269,321)
Investment in Real Estate Net	10,777,749
Encumbrances	0
Gatewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasanton, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	200
Initial Cost to Company, Land	6,796,511
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,249,392
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,235,044
Gross Amount Carried at close of period 12/31/2010, Land	6,796,511
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,484,436
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,280,947
Accumulated Depreciation	(7,962,040)
Investment in Real Estate Net	23,318,907
Encumbrances	0
Governors Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bowie, MD
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	478
Initial Cost to Company, Land	19,845,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	73,335,916
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	695,633
Gross Amount Carried at close of period 12/31/2010, Land	19,845,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	74,031,549
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	93,876,549
Accumulated Depreciation	(14,127,464)
Investment in Real Estate Net	79,749,085
Encumbrances	0
Greenfield Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rocky Hill , CT
Date of Constuction	1965
Real Estate And Accumulated Depreciation Units	151
Initial Cost to Company, Land	911,534
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	6,093,418
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	653,663
Gross Amount Carried at close of period 12/31/2010, Land	911,534
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,747,081
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,658,615
Accumulated Depreciation	(2,908,887)
Investment in Real Estate Net	4,749,728
Encumbrances	0
Hamilton Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beverly Hills, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	35
Initial Cost to Company, Land	7,772,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,864,269
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,248,987
Gross Amount Carried at close of period 12/31/2010, Land	7,772,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,113,256
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,885,256
Accumulated Depreciation	(2,886,918)
Investment in Real Estate Net	22,998,338
Encumbrances	0
Hampshire Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	10,806,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,335,330
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,975,273
Gross Amount Carried at close of period 12/31/2010, Land	10,806,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,310,603
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,116,603
Accumulated Depreciation	(9,342,481)
Investment in Real Estate Net	33,774,122
Encumbrances	0
Hamptons [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Puyallup, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	230
Initial Cost to Company, Land	1,119,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,075,844
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,181,372
Gross Amount Carried at close of period 12/31/2010, Land	1,119,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,257,216
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,376,416
Accumulated Depreciation	(6,502,883)
Investment in Real Estate Net	6,873,533
Encumbrances	0
Heritage Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lynwood, WA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	197
Initial Cost to Company, Land	6,895,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,983,597
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	580,309
Gross Amount Carried at close of period 12/31/2010, Land	6,895,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,563,906
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,458,906
Accumulated Depreciation	(6,170,097)
Investment in Real Estate Net	20,288,809
Encumbrances	0
Heritage, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	204
Initial Cost to Company, Land	1,209,705
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,136,903
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,445,456
Gross Amount Carried at close of period 12/31/2010, Land	1,209,705
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,582,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,792,064
Accumulated Depreciation	(7,351,002)
Investment in Real Estate Net	8,441,062
Encumbrances	0
Heron Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	1,546,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,774,676
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,100,353
Gross Amount Carried at close of period 12/31/2010, Land	1,546,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,875,029
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,421,729
Accumulated Depreciation	(5,452,706)
Investment in Real Estate Net	5,969,023
Encumbrances	0
High Meadow [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ellington, CT
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	583,679
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,901,774
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	847,209
Gross Amount Carried at close of period 12/31/2010, Land	583,679
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,748,983
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,332,662
Accumulated Depreciation	(1,998,900)
Investment in Real Estate Net	3,333,762
Encumbrances	0
Highland Glen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	180
Initial Cost to Company, Land	2,229,096
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,828,153
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,377,035
Gross Amount Carried at close of period 12/31/2010, Land	2,229,096
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,205,188
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,434,284
Accumulated Depreciation	(7,889,981)
Investment in Real Estate Net	13,544,303
Encumbrances	0
Highland Glen Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westwood, MA
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	102
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,875,857
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	96,440
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,972,297
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,972,297
Accumulated Depreciation	(3,651,496)
Investment in Real Estate Net	16,320,801
Encumbrances	0
Highlands At South Plainfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	South Plainfield, NJ
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	10,080,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,526,912
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	775,891
Gross Amount Carried at close of period 12/31/2010, Land	10,080,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,302,803
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,382,803
Accumulated Depreciation	(9,250,419)
Investment in Real Estate Net	39,132,384
Encumbrances	0
Highlands The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	11,823,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,990,970
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,898,136
Gross Amount Carried at close of period 12/31/2010, Land	11,823,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,889,106
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,712,946
Accumulated Depreciation	(9,125,842)
Investment in Real Estate Net	37,587,104
Encumbrances	0
Hikari [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	128
Initial Cost to Company, Land	9,435,760
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,564,240
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	459
Gross Amount Carried at close of period 12/31/2010, Land	9,435,760
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,564,699
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,000,459
Accumulated Depreciation	(227,136)
Investment in Real Estate Net	41,773,323
Encumbrances	0
Hudson Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	23,420,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	70,086,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	788,773
Gross Amount Carried at close of period 12/31/2010, Land	23,420,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	70,875,749
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	94,295,749
Accumulated Depreciation	(18,595,417)
Investment in Real Estate Net	75,700,332
Encumbrances	0
Hudson Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	182
Initial Cost to Company, Land	5,148,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,114,074
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,657,246
Gross Amount Carried at close of period 12/31/2010, Land	5,148,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,771,320
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,919,820
Accumulated Depreciation	(11,801,705)
Investment in Real Estate Net	36,118,115
Encumbrances	0
Hunt Club Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Charlotte, NC
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,000
Accumulated Depreciation	0
Investment in Real Estate Net	100,000
Encumbrances	0
Huntington Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Everett, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	381
Initial Cost to Company, Land	1,597,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,367,864
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,183,579
Gross Amount Carried at close of period 12/31/2010, Land	1,597,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,551,443
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,148,943
Accumulated Depreciation	(11,674,614)
Investment in Real Estate Net	8,474,329
Encumbrances	0
Indian Bend [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	278
Initial Cost to Company, Land	1,075,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,800,330
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,187,921
Gross Amount Carried at close of period 12/31/2010, Land	1,075,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,988,251
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,063,951
Accumulated Depreciation	(8,540,028)
Investment in Real Estate Net	5,523,923
Encumbrances	0
Iron Horse Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,335,549
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,795,496
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	32,131,045
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,131,045
Accumulated Depreciation	(9,910,604)
Investment in Real Estate Net	37,220,441
Encumbrances	0
Kelvin Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	132
Initial Cost to Company, Land	10,752,145
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,628,115
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	58,454
Gross Amount Carried at close of period 12/31/2010, Land	10,752,145
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,686,569
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,438,714
Accumulated Depreciation	(4,720,720)
Investment in Real Estate Net	40,717,994
Encumbrances	0
Kenwood Mews [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burbank, CA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	141
Initial Cost to Company, Land	14,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,662,883
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,114,407
Gross Amount Carried at close of period 12/31/2010, Land	14,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,777,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	40,877,290
Accumulated Depreciation	(6,347,552)
Investment in Real Estate Net	34,529,738
Encumbrances	0
Key Isle at Windermere [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ocoee, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	282
Initial Cost to Company, Land	8,460,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,761,470
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,390,677
Gross Amount Carried at close of period 12/31/2010, Land	8,460,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,152,147
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,612,147
Accumulated Depreciation	(9,266,266)
Investment in Real Estate Net	32,345,881
Encumbrances	0
Key Isle at Windermere II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ocoee, FL
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	165
Initial Cost to Company, Land	3,306,286
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,519,644
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	21,547
Gross Amount Carried at close of period 12/31/2010, Land	3,306,286
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,541,191
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,847,477
Accumulated Depreciation	(2,938,408)
Investment in Real Estate Net	24,909,069
Encumbrances	0
Kings Colony (FL) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	19,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,379,586
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,018,997
Gross Amount Carried at close of period 12/31/2010, Land	19,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	51,398,583
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,598,583
Accumulated Depreciation	(14,665,777)
Investment in Real Estate Net	55,932,806
Encumbrances	0
La Mirage [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1988/1992
Real Estate And Accumulated Depreciation Units	1,070
Initial Cost to Company, Land	28,895,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	95,567,943
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,389,455
Gross Amount Carried at close of period 12/31/2010, Land	28,895,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	110,957,398
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	139,852,598
Accumulated Depreciation	(56,328,723)
Investment in Real Estate Net	83,523,875
Encumbrances	0
La Mirage IV [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	340
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,449,353
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,395,835
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	50,845,188
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,845,188
Accumulated Depreciation	(18,165,863)
Investment in Real Estate Net	38,679,325
Encumbrances	0
Laguna Clara [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Santa Clara, CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	13,642,420
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,707,475
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,710,137
Gross Amount Carried at close of period 12/31/2010, Land	13,642,420
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,417,612
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,060,032
Accumulated Depreciation	(10,479,322)
Investment in Real Estate Net	36,580,710
Encumbrances	0
Lake Buena Vista Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2000/2002
Real Estate And Accumulated Depreciation Units	672
Initial Cost to Company, Land	23,520,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	75,068,205
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,989,075
Gross Amount Carried at close of period 12/31/2010, Land	23,520,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	79,057,280
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	102,577,280
Accumulated Depreciation	(20,170,142)
Investment in Real Estate Net	82,407,138
Encumbrances	0
Landings at Pembroke Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	358
Initial Cost to Company, Land	17,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,460,989
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,965,432
Gross Amount Carried at close of period 12/31/2010, Land	17,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,426,421
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,326,421
Accumulated Depreciation	(9,344,572)
Investment in Real Estate Net	37,981,849
Encumbrances	0
Landings at Port Imperial [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	W. New York, NJ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	27,246,045
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,741,049
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,836,741
Gross Amount Carried at close of period 12/31/2010, Land	27,246,045
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,577,790
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	71,823,835
Accumulated Depreciation	(17,306,712)
Investment in Real Estate Net	54,517,123
Encumbrances	0
La Salle [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Beaverton, OR (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	554
Initial Cost to Company, Land	7,202,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,877,612
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,810,808
Gross Amount Carried at close of period 12/31/2010, Land	7,202,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,688,420
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,890,420
Accumulated Depreciation	(13,657,006)
Investment in Real Estate Net	32,233,414
Encumbrances	0
Las Colinas at Black Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	9,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,917,811
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	159,522
Gross Amount Carried at close of period 12/31/2010, Land	9,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,077,333
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,077,333
Accumulated Depreciation	(6,297,814)
Investment in Real Estate Net	38,779,519
Encumbrances	0
Legacy at Highlands Ranch [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Highlands Ranch, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	422
Initial Cost to Company, Land	6,330,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	37,557,013
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,769,576
Gross Amount Carried at close of period 12/31/2010, Land	6,330,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,326,589
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,656,589
Accumulated Depreciation	(11,207,950)
Investment in Real Estate Net	34,448,639
Encumbrances	0
Legacy Park Central [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Concord, CA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	259
Initial Cost to Company, Land	6,469,230
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,745,854
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	535,142
Gross Amount Carried at close of period 12/31/2010, Land	6,469,230
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,280,996
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,750,226
Accumulated Depreciation	(12,393,957)
Investment in Real Estate Net	41,356,269
Encumbrances	0
Lexington Farm [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alpharetta, GA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	352
Initial Cost to Company, Land	3,521,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,888,305
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,627,912
Gross Amount Carried at close of period 12/31/2010, Land	3,521,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,516,217
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,038,117
Accumulated Depreciation	(12,190,060)
Investment in Real Estate Net	16,848,057
Encumbrances	0
Lexington Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	2,016,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,346,726
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,656,043
Gross Amount Carried at close of period 12/31/2010, Land	2,016,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,002,769
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,018,769
Accumulated Depreciation	(7,642,248)
Investment in Real Estate Net	9,376,521
Encumbrances	0
Little Cottonwoods [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tempe, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	379
Initial Cost to Company, Land	3,050,133
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,991,689
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,911,946
Gross Amount Carried at close of period 12/31/2010, Land	3,050,133
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,903,635
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,953,768
Accumulated Depreciation	(15,716,576)
Investment in Real Estate Net	19,237,192
Encumbrances	0
Longacre House [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	293
Initial Cost to Company, Land	73,170,045
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,962,510
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	714,414
Gross Amount Carried at close of period 12/31/2010, Land	73,170,045
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,676,924
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	127,846,969
Accumulated Depreciation	(9,897,055)
Investment in Real Estate Net	117,949,914
Encumbrances	0
Longfellow Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	710
Initial Cost to Company, Land	53,164,160
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	185,281,065
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	57,736,158
Gross Amount Carried at close of period 12/31/2010, Land	53,164,160
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	243,017,223
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	296,181,383
Accumulated Depreciation	(107,939,415)
Investment in Real Estate Net	188,241,968
Encumbrances	0
Longwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Decatur, GA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	268
Initial Cost to Company, Land	1,454,048
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,087,393
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,068,198
Gross Amount Carried at close of period 12/31/2010, Land	1,454,048
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,155,591
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,609,639
Accumulated Depreciation	(9,410,160)
Investment in Real Estate Net	7,199,479
Encumbrances	0
Madison, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	18,471,288
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,904,782
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,471,288
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,904,782
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,376,070
Accumulated Depreciation	0
Investment in Real Estate Net	27,376,070
Encumbrances	0
Mariners Wharf [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	1,861,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,744,951
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,434,409
Gross Amount Carried at close of period 12/31/2010, Land	1,861,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,179,360
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,040,560
Accumulated Depreciation	(10,561,564)
Investment in Real Estate Net	11,478,996
Encumbrances	0
Market Street Landing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	12,542,418
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,462,522
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	12,542,418
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,462,522
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,004,940
Accumulated Depreciation	0
Investment in Real Estate Net	16,004,940
Encumbrances	0
Marquessa [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona Hills, CA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	6,888,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,604,584
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,835,419
Gross Amount Carried at close of period 12/31/2010, Land	6,888,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,440,003
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,328,503
Accumulated Depreciation	(12,707,309)
Investment in Real Estate Net	18,621,194
Encumbrances	0
Martine, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Bellevue, WA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	67
Initial Cost to Company, Land	3,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,616,264
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,668,310
Gross Amount Carried at close of period 12/31/2010, Land	3,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,284,574
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,484,574
Accumulated Depreciation	(2,717,288)
Investment in Real Estate Net	12,767,286
Encumbrances	0
Midtown 24 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plantation, FL (G)
Date of Constuction	2010
Real Estate And Accumulated Depreciation Units	247
Initial Cost to Company, Land	10,129,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	58,770,100
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	44,337
Gross Amount Carried at close of period 12/31/2010, Land	10,129,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	58,814,437
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	68,944,337
Accumulated Depreciation	(2,063,247)
Investment in Real Estate Net	66,881,090
Encumbrances	0
Millikan [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	5,610,247
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	437,421
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	5,610,247
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	437,421
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,047,668
Accumulated Depreciation	0
Investment in Real Estate Net	6,047,668
Encumbrances	0
Mill Pond [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Millersville, MD
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	2,880,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	8,468,014
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,869,551
Gross Amount Carried at close of period 12/31/2010, Land	2,880,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,337,565
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,217,565
Accumulated Depreciation	(6,045,891)
Investment in Real Estate Net	8,171,674
Encumbrances	0
Mission Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	2,432,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,623,560
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,927,456
Gross Amount Carried at close of period 12/31/2010, Land	2,432,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,551,016
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,983,016
Accumulated Depreciation	(11,783,502)
Investment in Real Estate Net	15,199,514
Encumbrances	0
Mission Bay Block 13 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	32,853,438
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	432,822
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	32,853,438
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	432,822
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,286,260
Accumulated Depreciation	0
Investment in Real Estate Net	33,286,260
Encumbrances	0
Mission Verde, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Jose, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	108
Initial Cost to Company, Land	5,190,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,679,109
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,236,339
Gross Amount Carried at close of period 12/31/2010, Land	5,190,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,915,448
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,106,148
Accumulated Depreciation	(6,373,021)
Investment in Real Estate Net	11,733,127
Encumbrances	0
Moda [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	251
Initial Cost to Company, Land	12,649,228
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,842,012
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	17,685
Gross Amount Carried at close of period 12/31/2010, Land	12,649,228
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,859,697
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,508,925
Accumulated Depreciation	(2,499,093)
Investment in Real Estate Net	47,009,832
Encumbrances	0
Morningside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	160
Initial Cost to Company, Land	670,470
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,607,976
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,783,573
Gross Amount Carried at close of period 12/31/2010, Land	670,470
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,391,549
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,062,019
Accumulated Depreciation	(7,289,537)
Investment in Real Estate Net	7,772,482
Encumbrances	0
Mosaic at Largo Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hyattsville, MD
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	242
Initial Cost to Company, Land	4,120,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,477,297
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	392,872
Gross Amount Carried at close of period 12/31/2010, Land	4,120,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,870,169
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	46,990,969
Accumulated Depreciation	(6,066,463)
Investment in Real Estate Net	40,924,506
Encumbrances	0
Mozaic at Union Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2007
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	8,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,529,446
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	778,315
Gross Amount Carried at close of period 12/31/2010, Land	8,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,307,761
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	61,807,761
Accumulated Depreciation	(11,231,137)
Investment in Real Estate Net	50,576,624
Encumbrances	0
New River Cove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	15,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,142,895
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,198,681
Gross Amount Carried at close of period 12/31/2010, Land	15,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,341,576
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	63,141,576
Accumulated Depreciation	(12,706,013)
Investment in Real Estate Net	50,435,563
Encumbrances	0
Northampton 1 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Largo, MD
Date of Constuction	1977
Real Estate And Accumulated Depreciation Units	344
Initial Cost to Company, Land	1,843,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,518,161
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,045,739
Gross Amount Carried at close of period 12/31/2010, Land	1,843,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,563,900
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,407,100
Accumulated Depreciation	(15,171,944)
Investment in Real Estate Net	10,235,156
Encumbrances	0
Northampton 2 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Largo, MD
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	1,513,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,257,210
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,852,776
Gross Amount Carried at close of period 12/31/2010, Land	1,513,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,109,986
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,623,486
Accumulated Depreciation	(11,333,760)
Investment in Real Estate Net	8,289,726
Encumbrances	0
Northglen [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	234
Initial Cost to Company, Land	9,360,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,778,553
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,805,127
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,583,680
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,943,680
Accumulated Depreciation	(9,104,971)
Investment in Real Estate Net	22,838,709
Encumbrances	0
Northlake (MD) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,142,302
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,011,783
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,154,085
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,154,085
Accumulated Depreciation	(11,726,038)
Investment in Real Estate Net	36,428,047
Encumbrances	0
Northridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1974
Real Estate And Accumulated Depreciation Units	221
Initial Cost to Company, Land	5,527,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,691,704
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,977,443
Gross Amount Carried at close of period 12/31/2010, Land	5,527,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,669,147
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,196,947
Accumulated Depreciation	(11,011,193)
Investment in Real Estate Net	18,185,754
Encumbrances	0
Oak Park North [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	220
Initial Cost to Company, Land	1,706,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,362,666
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,387,039
Gross Amount Carried at close of period 12/31/2010, Land	1,706,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,749,705
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,456,605
Accumulated Depreciation	(10,408,032)
Investment in Real Estate Net	10,048,573
Encumbrances	0
Oak Park South [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Agoura Hills, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	224
Initial Cost to Company, Land	1,683,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,154,608
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,423,630
Gross Amount Carried at close of period 12/31/2010, Land	1,683,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,578,238
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,262,038
Accumulated Depreciation	(10,392,724)
Investment in Real Estate Net	9,869,314
Encumbrances	0
Oaks at Falls Church [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Falls Church, VA
Date of Constuction	1966
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	20,240,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,152,616
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,597,985
Gross Amount Carried at close of period 12/31/2010, Land	20,240,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,750,601
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,990,601
Accumulated Depreciation	(6,823,244)
Investment in Real Estate Net	37,167,357
Encumbrances	0
Ocean Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Solana Beach, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	146
Initial Cost to Company, Land	5,111,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,910,438
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,156,580
Gross Amount Carried at close of period 12/31/2010, Land	5,111,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,067,018
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,178,218
Accumulated Depreciation	(7,079,314)
Investment in Real Estate Net	12,098,904
Encumbrances	0
Ocean Walk [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Key West, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	297
Initial Cost to Company, Land	2,838,749
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,545,009
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,350,804
Gross Amount Carried at close of period 12/31/2010, Land	2,838,749
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,895,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,734,562
Accumulated Depreciation	(14,702,707)
Investment in Real Estate Net	17,031,855
Encumbrances	0
Orchard Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lynnwood, WA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	104
Initial Cost to Company, Land	480,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,372,033
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,203,111
Gross Amount Carried at close of period 12/31/2010, Land	480,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,575,144
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,055,744
Accumulated Depreciation	(3,511,076)
Investment in Real Estate Net	2,544,668
Encumbrances	0
Paces Station [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	1984-1989
Real Estate And Accumulated Depreciation Units	610
Initial Cost to Company, Land	4,801,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,548,053
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	8,467,289
Gross Amount Carried at close of period 12/31/2010, Land	4,801,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	41,015,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,816,842
Accumulated Depreciation	(22,459,682)
Investment in Real Estate Net	23,357,160
Encumbrances	0
Palm Trace Landings [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Davie, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	768
Initial Cost to Company, Land	38,400,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	105,693,432
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,265,111
Gross Amount Carried at close of period 12/31/2010, Land	38,400,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	108,958,543
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	147,358,543
Accumulated Depreciation	(28,842,025)
Investment in Real Estate Net	118,516,518
Encumbrances	0
Panther Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Federal Way, WA
Date of Constuction	1980
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	1,055,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,506,117
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,957,972
Gross Amount Carried at close of period 12/31/2010, Land	1,055,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,464,089
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	12,519,889
Accumulated Depreciation	(6,285,344)
Investment in Real Estate Net	6,234,545
Encumbrances	0
Parc 77 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1903
Real Estate And Accumulated Depreciation Units	137
Initial Cost to Company, Land	40,504,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,025,679
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,278,417
Gross Amount Carried at close of period 12/31/2010, Land	40,504,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,304,096
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	62,808,096
Accumulated Depreciation	(6,087,382)
Investment in Real Estate Net	56,720,714
Encumbrances	0
Parc Cameron [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1927
Real Estate And Accumulated Depreciation Units	166
Initial Cost to Company, Land	37,600,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,855,597
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,465,305
Gross Amount Carried at close of period 12/31/2010, Land	37,600,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,320,902
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,920,902
Accumulated Depreciation	(5,085,919)
Investment in Real Estate Net	47,834,983
Encumbrances	0
Parc Coliseum [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1910
Real Estate And Accumulated Depreciation Units	177
Initial Cost to Company, Land	52,654,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,045,751
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,255,306
Gross Amount Carried at close of period 12/31/2010, Land	52,654,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,301,057
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	82,955,057
Accumulated Depreciation	(8,238,480)
Investment in Real Estate Net	74,716,577
Encumbrances	0
Park at Turtle Run The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	257
Initial Cost to Company, Land	15,420,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,064,629
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,030,466
Gross Amount Carried at close of period 12/31/2010, Land	15,420,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,095,095
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,515,095
Accumulated Depreciation	(10,820,264)
Investment in Real Estate Net	41,694,831
Encumbrances	0
Park West C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1987/1990
Real Estate And Accumulated Depreciation Units	444
Initial Cost to Company, Land	3,033,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,302,383
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,703,492
Gross Amount Carried at close of period 12/31/2010, Land	3,033,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,005,875
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,039,375
Accumulated Depreciation	(19,273,051)
Investment in Real Estate Net	16,766,324
Encumbrances	0
Parkside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Union City, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	6,246,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,827,453
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,558,423
Gross Amount Carried at close of period 12/31/2010, Land	6,246,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,385,876
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,632,576
Accumulated Depreciation	(8,388,169)
Investment in Real Estate Net	13,244,407
Encumbrances	0
Pegasus [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	1949/2003
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	18,094,052
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	81,905,948
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	346,824
Gross Amount Carried at close of period 12/31/2010, Land	18,094,052
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	82,252,772
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	100,346,824
Accumulated Depreciation	(5,441,406)
Investment in Real Estate Net	94,905,418
Encumbrances	0
Phillips Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Wellesley, MA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	49
Initial Cost to Company, Land	816,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,460,955
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	966,255
Gross Amount Carried at close of period 12/31/2010, Land	816,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	6,427,210
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,244,132
Accumulated Depreciation	(2,756,961)
Investment in Real Estate Net	4,487,171
Encumbrances	0
Playa Pacifica [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hermosa Beach,CA
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	285
Initial Cost to Company, Land	35,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,473,822
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,342,285
Gross Amount Carried at close of period 12/31/2010, Land	35,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	40,816,107
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	75,916,107
Accumulated Depreciation	(12,772,538)
Investment in Real Estate Net	63,143,569
Encumbrances	0
Polos East [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	308
Initial Cost to Company, Land	1,386,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,058,620
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,299,557
Gross Amount Carried at close of period 12/31/2010, Land	1,386,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,358,177
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	22,744,177
Accumulated Depreciation	(10,353,927)
Investment in Real Estate Net	12,390,250
Encumbrances	0
Port Royale [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	1,754,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,789,873
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,644,246
Gross Amount Carried at close of period 12/31/2010, Land	1,754,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,434,119
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,188,319
Accumulated Depreciation	(18,059,650)
Investment in Real Estate Net	7,128,669
Encumbrances	0
Port Royale I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	161
Initial Cost to Company, Land	1,022,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,203,166
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,823,127
Gross Amount Carried at close of period 12/31/2010, Land	1,022,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,026,293
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,048,493
Accumulated Depreciation	(7,879,025)
Investment in Real Estate Net	7,169,468
Encumbrances	0
Port Royale I I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL (G)
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	324
Initial Cost to Company, Land	7,454,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,725,802
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	9,178,900
Gross Amount Carried at close of period 12/31/2010, Land	7,454,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,904,702
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,359,602
Accumulated Depreciation	(12,857,701)
Investment in Real Estate Net	18,501,901
Encumbrances	0
Port Royale I V [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Ft. Lauderdale, FL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,831,695
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,831,695
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,831,695
Accumulated Depreciation	0
Investment in Real Estate Net	1,831,695
Encumbrances	0
Portofino [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chino Hills, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	3,572,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,660,994
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,679,877
Gross Amount Carried at close of period 12/31/2010, Land	3,572,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,340,871
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,913,271
Accumulated Depreciation	(8,523,434)
Investment in Real Estate Net	12,389,837
Encumbrances	0
Portofino Val [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	216
Initial Cost to Company, Land	8,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,487,126
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,363,242
Gross Amount Carried at close of period 12/31/2010, Land	8,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,850,368
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,490,368
Accumulated Depreciation	(9,740,058)
Investment in Real Estate Net	22,750,310
Encumbrances	0
Portside Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jersey City, NJ (G)
Date of Constuction	1992-1997
Real Estate And Accumulated Depreciation Units	527
Initial Cost to Company, Land	22,487,006
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	96,842,913
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	15,960,366
Gross Amount Carried at close of period 12/31/2010, Land	22,487,006
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	112,803,279
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	135,290,285
Accumulated Depreciation	(51,996,044)
Investment in Real Estate Net	83,294,241
Encumbrances	0
Preserve at Deer Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Deerfield Beach, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	540
Initial Cost to Company, Land	13,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	60,011,208
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,458,758
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	64,469,966
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	77,969,966
Accumulated Depreciation	(19,150,628)
Investment in Real Estate Net	58,819,338
Encumbrances	0
Prime, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	32,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	64,436,539
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	684,785
Gross Amount Carried at close of period 12/31/2010, Land	32,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,121,324
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	97,121,324
Accumulated Depreciation	(14,791,625)
Investment in Real Estate Net	82,329,699
Encumbrances	0
Promenade at Aventura [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aventura, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	13,320,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,353,748
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,286,447
Gross Amount Carried at close of period 12/31/2010, Land	13,320,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,640,195
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,960,195
Accumulated Depreciation	(13,866,100)
Investment in Real Estate Net	35,094,095
Encumbrances	0
Promenade at Town Center I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	294
Initial Cost to Company, Land	14,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,390,278
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,021,232
Gross Amount Carried at close of period 12/31/2010, Land	14,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,411,510
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,111,510
Accumulated Depreciation	(11,845,700)
Investment in Real Estate Net	41,265,810
Encumbrances	0
Promenade at Wyndham Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	332
Initial Cost to Company, Land	6,640,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,743,760
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,487,114
Gross Amount Carried at close of period 12/31/2010, Land	6,640,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,230,874
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,870,874
Accumulated Depreciation	(12,267,084)
Investment in Real Estate Net	25,603,790
Encumbrances	0
Promenade Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Corona, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	330
Initial Cost to Company, Land	2,272,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,546,289
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,889,001
Gross Amount Carried at close of period 12/31/2010, Land	2,272,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,435,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,708,090
Accumulated Depreciation	(14,665,897)
Investment in Real Estate Net	13,042,193
Encumbrances	0
Promontory Pointe I And I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1984/1996
Real Estate And Accumulated Depreciation Units	424
Initial Cost to Company, Land	2,355,509
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,421,840
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,871,392
Gross Amount Carried at close of period 12/31/2010, Land	2,355,509
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,293,232
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,648,741
Accumulated Depreciation	(17,574,045)
Investment in Real Estate Net	19,074,696
Encumbrances	0
Prospect Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hackensack, NJ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	157
Initial Cost to Company, Land	3,926,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,679,339
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,891,995
Gross Amount Carried at close of period 12/31/2010, Land	3,926,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,571,334
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,497,934
Accumulated Depreciation	(14,860,521)
Investment in Real Estate Net	24,637,413
Encumbrances	0
Prospect Towers I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Hackensack, NJ
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	203
Initial Cost to Company, Land	4,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,623,746
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,303,318
Gross Amount Carried at close of period 12/31/2010, Land	4,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	43,927,064
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,427,064
Accumulated Depreciation	(12,304,870)
Investment in Real Estate Net	36,122,194
Encumbrances	0
Ravens Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Plainsboro, NJ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	704
Initial Cost to Company, Land	4,670,850
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,080,642
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,305,515
Gross Amount Carried at close of period 12/31/2010, Land	4,670,850
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	54,386,157
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,057,007
Accumulated Depreciation	(33,866,628)
Investment in Real Estate Net	25,190,379
Encumbrances	0
Redmond Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	321
Initial Cost to Company, Land	6,975,705
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	46,175,001
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	130,545
Gross Amount Carried at close of period 12/31/2010, Land	6,975,705
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,305,546
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,281,251
Accumulated Depreciation	(6,420,578)
Investment in Real Estate Net	46,860,673
Encumbrances	0
Red 160 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond , WA (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	15,546,376
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	65,305,957
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	128,077
Gross Amount Carried at close of period 12/31/2010, Land	15,546,376
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	65,434,034
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	80,980,410
Accumulated Depreciation	(1,764,057)
Investment in Real Estate Net	79,216,353
Encumbrances	0
Red Road Commons [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	404
Initial Cost to Company, Land	27,383,547
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	99,656,440
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	88,542
Gross Amount Carried at close of period 12/31/2010, Land	27,383,547
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	99,744,982
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	127,128,529
Accumulated Depreciation	(7,014,820)
Investment in Real Estate Net	120,113,709
Encumbrances	0
Regency Palms [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Huntington Beach, CA
Date of Constuction	1969
Real Estate And Accumulated Depreciation Units	310
Initial Cost to Company, Land	1,857,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,713,253
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,662,931
Gross Amount Carried at close of period 12/31/2010, Land	1,857,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,376,184
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,233,584
Accumulated Depreciation	(12,370,296)
Investment in Real Estate Net	10,863,288
Encumbrances	0
Registry [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Northglenn, CO
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	208
Initial Cost to Company, Land	2,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,925,007
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	185,780
Gross Amount Carried at close of period 12/31/2010, Land	2,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,110,787
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,110,787
Accumulated Depreciation	(1,911,145)
Investment in Real Estate Net	11,199,642
Encumbrances	0
Renaissance Villas [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	34
Initial Cost to Company, Land	2,458,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,542,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	66,604
Gross Amount Carried at close of period 12/31/2010, Land	2,458,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,608,604
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	7,066,604
Accumulated Depreciation	(795,642)
Investment in Real Estate Net	6,270,962
Encumbrances	0
Reserve at Ashley Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boynton Beach, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	440
Initial Cost to Company, Land	3,520,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,332,494
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,597,846
Gross Amount Carried at close of period 12/31/2010, Land	3,520,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,930,340
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,450,740
Accumulated Depreciation	(14,691,506)
Investment in Real Estate Net	17,759,234
Encumbrances	0
Reserve At Town Center I I W A Member
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	4,310,417
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,165,442
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	24,078
Gross Amount Carried at close of period 12/31/2010, Land	4,310,417
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,189,520
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,499,937
Accumulated Depreciation	(1,244,466)
Investment in Real Estate Net	20,255,471
Encumbrances	0
Reserve at Town Center III [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mill Creek, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	2,089,388
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,111,424
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	2,089,388
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,111,424
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	3,200,812
Accumulated Depreciation	0
Investment in Real Estate Net	3,200,812
Encumbrances	0
Residences at Bayview [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pompano Beach, FL (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	5,783,545
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	39,334,455
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	403,418
Gross Amount Carried at close of period 12/31/2010, Land	5,783,545
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,737,873
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,521,418
Accumulated Depreciation	(3,437,193)
Investment in Real Estate Net	42,084,225
Encumbrances	0
Retreat, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	3,475,114
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,265,252
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,794,986
Gross Amount Carried at close of period 12/31/2010, Land	3,475,114
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,060,238
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,535,352
Accumulated Depreciation	(13,502,357)
Investment in Real Estate Net	20,032,995
Encumbrances	0
Rianna I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	78
Initial Cost to Company, Land	2,268,160
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,864,482
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	141,808
Gross Amount Carried at close of period 12/31/2010, Land	2,268,160
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,006,290
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,274,450
Accumulated Depreciation	(1,860,348)
Investment in Real Estate Net	15,414,102
Encumbrances	0
Ridgewood Village I And I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	408
Initial Cost to Company, Land	11,809,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,004,048
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,924,110
Gross Amount Carried at close of period 12/31/2010, Land	11,809,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,928,158
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	48,737,658
Accumulated Depreciation	(15,531,096)
Investment in Real Estate Net	33,206,562
Encumbrances	0
River Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1982
Real Estate And Accumulated Depreciation Units	323
Initial Cost to Company, Land	118,669,441
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	98,880,559
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,505,315
Gross Amount Carried at close of period 12/31/2010, Land	118,669,441
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	100,385,874
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	219,055,315
Accumulated Depreciation	(16,503,085)
Investment in Real Estate Net	202,552,230
Encumbrances	0
Rivers Bend C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Windsor, CT
Date of Constuction	1973
Real Estate And Accumulated Depreciation Units	373
Initial Cost to Company, Land	3,325,517
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,573,826
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,808,444
Gross Amount Carried at close of period 12/31/2010, Land	3,325,517
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,382,270
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,707,787
Accumulated Depreciation	(10,675,715)
Investment in Real Estate Net	18,032,072
Encumbrances	0
Riverview Condominiums [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Norwalk, CT
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	2,300,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,406,730
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,129,804
Gross Amount Carried at close of period 12/31/2010, Land	2,300,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,536,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,836,534
Accumulated Depreciation	(4,459,420)
Investment in Real Estate Net	7,377,114
Encumbrances	0
Rosecliff II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Quincy, MA
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	130
Initial Cost to Company, Land	4,922,840
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,202,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,250
Gross Amount Carried at close of period 12/31/2010, Land	4,922,840
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,209,410
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,132,250
Accumulated Depreciation	(107,367)
Investment in Real Estate Net	35,024,883
Encumbrances	0
Royal Oaks F L [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	284
Initial Cost to Company, Land	1,988,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,645,117
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,491,664
Gross Amount Carried at close of period 12/31/2010, Land	1,988,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,136,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,124,781
Accumulated Depreciation	(8,638,178)
Investment in Real Estate Net	11,486,603
Encumbrances	0
Sabal Palm at Lake Buena Vista [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	400
Initial Cost to Company, Land	2,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,687,893
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,622,700
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,310,593
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,110,593
Accumulated Depreciation	(13,405,565)
Investment in Real Estate Net	18,705,028
Encumbrances	0
Sabal Palm At Metrowest I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	456
Initial Cost to Company, Land	4,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	33,907,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,935,939
Gross Amount Carried at close of period 12/31/2010, Land	4,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,843,222
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	41,403,222
Accumulated Depreciation	(17,227,183)
Investment in Real Estate Net	24,176,039
Encumbrances	0
Sabal Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coral Springs, FL
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	275
Initial Cost to Company, Land	1,951,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,570,508
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,514,398
Gross Amount Carried at close of period 12/31/2010, Land	1,951,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,084,906
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	24,036,506
Accumulated Depreciation	(12,666,537)
Investment in Real Estate Net	11,369,969
Encumbrances	0
Sage Condominium Homes, LLC [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Everett, WA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	123
Initial Cost to Company, Land	2,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,021,256
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	453,063
Gross Amount Carried at close of period 12/31/2010, Land	2,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,474,319
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,974,319
Accumulated Depreciation	(3,319,591)
Investment in Real Estate Net	11,654,728
Encumbrances	0
Sakura Crossing [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	230
Initial Cost to Company, Land	14,641,990
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	42,858,010
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	657
Gross Amount Carried at close of period 12/31/2010, Land	14,641,990
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	42,858,667
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,500,657
Accumulated Depreciation	(321,156)
Investment in Real Estate Net	57,179,501
Encumbrances	0
Savannah at Park Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	7,696,095
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,034,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,730,835
Gross Amount Carried at close of period 12/31/2010, Land	7,696,095
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,764,835
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,460,930
Accumulated Depreciation	(11,527,618)
Investment in Real Estate Net	32,933,312
Encumbrances	0
Savoy I I I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Aurora, CO
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	659,165
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,126,173
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	659,165
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,126,173
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,785,338
Accumulated Depreciation	0
Investment in Real Estate Net	15,785,338
Encumbrances	0
Scarborough Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rockville, MD
Date of Constuction	1967
Real Estate And Accumulated Depreciation Units	121
Initial Cost to Company, Land	1,815,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,608,126
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,525,055
Gross Amount Carried at close of period 12/31/2010, Land	1,815,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,133,181
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,948,181
Accumulated Depreciation	(5,378,833)
Investment in Real Estate Net	6,569,348
Encumbrances	0
Sedona Ridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	3,750,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,750,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	474,406
Gross Amount Carried at close of period 12/31/2010, Land	3,750,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,224,406
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,974,406
Accumulated Depreciation	(2,882,082)
Investment in Real Estate Net	16,092,324
Encumbrances	0
Seeley Lake [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	522
Initial Cost to Company, Land	2,760,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,845,286
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,653,709
Gross Amount Carried at close of period 12/31/2010, Land	2,760,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,498,995
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,259,395
Accumulated Depreciation	(15,612,322)
Investment in Real Estate Net	16,647,073
Encumbrances	0
Seventh And James [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	96
Initial Cost to Company, Land	663,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,974,803
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,128,846
Gross Amount Carried at close of period 12/31/2010, Land	663,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,103,649
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	9,767,449
Accumulated Depreciation	(5,206,225)
Investment in Real Estate Net	4,561,224
Encumbrances	0
Shadow Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Winter Springs, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	6,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,719,768
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,572,807
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,292,575
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,292,575
Accumulated Depreciation	(7,236,138)
Investment in Real Estate Net	22,056,437
Encumbrances	0
Sheridan Lake Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dania Beach, FL
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	12,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,170,580
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,359,509
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,530,089
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,530,089
Accumulated Depreciation	(6,610,875)
Investment in Real Estate Net	29,919,214
Encumbrances	0
Sheridan Ocean Club Combined [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Dania Beach, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	648
Initial Cost to Company, Land	18,313,414
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	47,091,594
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,449,396
Gross Amount Carried at close of period 12/31/2010, Land	18,313,414
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,540,990
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	79,854,404
Accumulated Depreciation	(24,316,848)
Investment in Real Estate Net	55,537,556
Encumbrances	0
Siena Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lake Forest, CA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	356
Initial Cost to Company, Land	8,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	24,083,024
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,009,699
Gross Amount Carried at close of period 12/31/2010, Land	8,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,092,723
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,992,723
Accumulated Depreciation	(12,680,205)
Investment in Real Estate Net	23,312,518
Encumbrances	0
Skycrest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Valencia, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	264
Initial Cost to Company, Land	10,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,574,457
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,987,885
Gross Amount Carried at close of period 12/31/2010, Land	10,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,562,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,122,342
Accumulated Depreciation	(11,026,671)
Investment in Real Estate Net	27,095,671
Encumbrances	0
Skylark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Union City, CA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	174
Initial Cost to Company, Land	1,781,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,731,916
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,737,878
Gross Amount Carried at close of period 12/31/2010, Land	1,781,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,469,794
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,251,394
Accumulated Depreciation	(8,810,822)
Investment in Real Estate Net	11,440,572
Encumbrances	0
Skyline Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Burlingame, CA
Date of Constuction	1967 & 1987
Real Estate And Accumulated Depreciation Units	138
Initial Cost to Company, Land	16,836,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,414,000
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	574,744
Gross Amount Carried at close of period 12/31/2010, Land	16,836,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,988,744
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	52,824,744
Accumulated Depreciation	(3,233,204)
Investment in Real Estate Net	49,591,540
Encumbrances	0
Skyline Towers [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Falls Church, VA (G)
Date of Constuction	1971
Real Estate And Accumulated Depreciation Units	939
Initial Cost to Company, Land	78,278,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	91,485,591
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	28,949,642
Gross Amount Carried at close of period 12/31/2010, Land	78,278,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	120,435,233
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	198,713,433
Accumulated Depreciation	(37,194,628)
Investment in Real Estate Net	161,518,805
Encumbrances	0
Skyview [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Rancho Santa Margarita, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	260
Initial Cost to Company, Land	3,380,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,952,863
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,827,160
Gross Amount Carried at close of period 12/31/2010, Land	3,380,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,780,023
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,160,023
Accumulated Depreciation	(10,583,765)
Investment in Real Estate Net	16,576,258
Encumbrances	0
Sonoran [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Phoenix, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	429
Initial Cost to Company, Land	2,361,922
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,841,724
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,086,404
Gross Amount Carried at close of period 12/31/2010, Land	2,361,922
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,928,128
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	37,290,050
Accumulated Depreciation	(17,405,642)
Investment in Real Estate Net	19,884,408
Encumbrances	0
Southwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Palo Alto, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	6,936,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,324,069
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,518,550
Gross Amount Carried at close of period 12/31/2010, Land	6,936,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,842,619
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,779,219
Accumulated Depreciation	(8,121,990)
Investment in Real Estate Net	15,657,229
Encumbrances	0
Springbrook Estates [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	18,200,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,200,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	18,200,000
Accumulated Depreciation	0
Investment in Real Estate Net	18,200,000
Encumbrances	0
Springs Colony [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Altamonte Springs, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	188
Initial Cost to Company, Land	630,411
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,852,157
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,472,624
Gross Amount Carried at close of period 12/31/2010, Land	630,411
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	8,324,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,955,192
Accumulated Depreciation	(5,475,003)
Investment in Real Estate Net	3,480,189
Encumbrances	0
St. Andrews at Winston Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Coconut Creek, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	284
Initial Cost to Company, Land	5,680,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,812,090
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,633,219
Gross Amount Carried at close of period 12/31/2010, Land	5,680,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,445,309
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,125,309
Accumulated Depreciation	(8,422,121)
Investment in Real Estate Net	19,703,188
Encumbrances	0
Stoneleigh at Deerfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alpharetta, GA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	370
Initial Cost to Company, Land	4,810,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,999,596
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	940,991
Gross Amount Carried at close of period 12/31/2010, Land	4,810,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,940,587
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,750,587
Accumulated Depreciation	(8,733,406)
Investment in Real Estate Net	27,017,181
Encumbrances	0
Stoney Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, WA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	231
Initial Cost to Company, Land	1,215,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,938,134
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,431,476
Gross Amount Carried at close of period 12/31/2010, Land	1,215,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,369,610
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,584,810
Accumulated Depreciation	(7,261,625)
Investment in Real Estate Net	7,323,185
Encumbrances	0
Summerset Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chatsworth, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	260,646
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	0
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	260,646
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	0
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	260,646
Accumulated Depreciation	0
Investment in Real Estate Net	260,646
Encumbrances	0
Summit And Birch Hill [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Farmington, CT
Date of Constuction	1967
Real Estate And Accumulated Depreciation Units	186
Initial Cost to Company, Land	1,757,438
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	11,748,112
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,983,818
Gross Amount Carried at close of period 12/31/2010, Land	1,757,438
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,731,930
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,489,368
Accumulated Depreciation	(6,433,027)
Investment in Real Estate Net	10,056,341
Encumbrances	0
Surprise Lake Village
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Milton, WA
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	338
Initial Cost to Company, Land	4,162,543
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,994,412
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	649,532
Gross Amount Carried at close of period 12/31/2010, Land	4,162,543
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,643,944
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	26,806,487
Accumulated Depreciation	(3,664,956)
Investment in Real Estate Net	23,141,531
Encumbrances	0
Sycamore Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	350
Initial Cost to Company, Land	3,152,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,083,727
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,176,046
Gross Amount Carried at close of period 12/31/2010, Land	3,152,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,259,773
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,411,773
Accumulated Depreciation	(11,798,644)
Investment in Real Estate Net	13,613,129
Encumbrances	0
Ten23 (fka 500 West 23rd Street) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2011
Real Estate And Accumulated Depreciation Units	111
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	53,001,730
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,001,730
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	53,001,730
Accumulated Depreciation	0
Investment in Real Estate Net	53,001,730
Encumbrances	0
Terraces, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Francisco, CA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	117
Initial Cost to Company, Land	14,087,610
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,337,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,176
Gross Amount Carried at close of period 12/31/2010, Land	14,087,610
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,339,566
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,427,176
Accumulated Depreciation	(66,507)
Investment in Real Estate Net	30,360,669
Encumbrances	0
3rd Square-285 3rd Street [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	2008/2009
Real Estate And Accumulated Depreciation Units	471
Initial Cost to Company, Land	26,767,171
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	218,232,419
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	993,046
Gross Amount Carried at close of period 12/31/2010, Land	26,767,171
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	219,225,465
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	245,992,636
Accumulated Depreciation	(23,830,415)
Investment in Real Estate Net	222,162,221
Encumbrances	0
Tortuga Bay [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	314
Initial Cost to Company, Land	6,280,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,121,779
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,101,933
Gross Amount Carried at close of period 12/31/2010, Land	6,280,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,223,712
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,503,712
Accumulated Depreciation	(9,084,110)
Investment in Real Estate Net	30,419,602
Encumbrances	0
Toscana [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Irvine, CA
Date of Constuction	1991/1993
Real Estate And Accumulated Depreciation Units	563
Initial Cost to Company, Land	39,410,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	50,806,072
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,734,465
Gross Amount Carried at close of period 12/31/2010, Land	39,410,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	57,540,537
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,950,537
Accumulated Depreciation	(23,926,306)
Investment in Real Estate Net	73,024,231
Encumbrances	0
Townes at Herndon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Herndon, VA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	218
Initial Cost to Company, Land	10,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,216,125
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	687,699
Gross Amount Carried at close of period 12/31/2010, Land	10,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	49,903,824
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,803,824
Accumulated Depreciation	(12,452,191)
Investment in Real Estate Net	48,351,633
Encumbrances	0
Trump Place 140 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	354
Initial Cost to Company, Land	103,539,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	94,082,725
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,776,392
Gross Amount Carried at close of period 12/31/2010, Land	103,539,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	95,859,117
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	199,398,217
Accumulated Depreciation	(23,301,809)
Investment in Real Estate Net	176,096,408
Encumbrances	0
Trump Place 160 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	455
Initial Cost to Company, Land	139,933,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	190,964,745
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,185,491
Gross Amount Carried at close of period 12/31/2010, Land	139,933,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	197,150,236
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	337,083,736
Accumulated Depreciation	(45,819,143)
Investment in Real Estate Net	291,264,593
Encumbrances	0
Trump place 180 Riverside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	New York, NY (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	516
Initial Cost to Company, Land	144,968,250
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	138,346,681
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,290,045
Gross Amount Carried at close of period 12/31/2010, Land	144,968,250
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	144,636,726
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	289,604,976
Accumulated Depreciation	(35,545,460)
Investment in Real Estate Net	254,059,516
Encumbrances	0
Uwajimaya Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	176
Initial Cost to Company, Land	8,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,188,288
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	271,647
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,459,935
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	31,259,935
Accumulated Depreciation	(6,624,216)
Investment in Real Estate Net	24,635,719
Encumbrances	0
Valencia Plantation [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	194
Initial Cost to Company, Land	873,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,819,377
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,196,462
Gross Amount Carried at close of period 12/31/2010, Land	873,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,015,839
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,888,839
Accumulated Depreciation	(7,071,212)
Investment in Real Estate Net	8,817,627
Encumbrances	0
Vantage Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	679
Initial Cost to Company, Land	9,403,960
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	190,596,040
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,992,384
Gross Amount Carried at close of period 12/31/2010, Land	9,403,960
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	193,588,424
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	202,992,384
Accumulated Depreciation	(11,668,707)
Investment in Real Estate Net	191,323,677
Encumbrances	0
Veridian [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Silver Spring, MD (G)
Date of Constuction	2009
Real Estate And Accumulated Depreciation Units	457
Initial Cost to Company, Land	18,539,817
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	130,407,365
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	200,587
Gross Amount Carried at close of period 12/31/2010, Land	18,539,817
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	130,607,952
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	149,147,769
Accumulated Depreciation	(11,516,355)
Investment in Real Estate Net	137,631,414
Encumbrances	0
Versailles (K-Town) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	225
Initial Cost to Company, Land	10,590,975
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	44,409,025
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	119,893
Gross Amount Carried at close of period 12/31/2010, Land	10,590,975
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,528,918
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	55,119,893
Accumulated Depreciation	(4,998,525)
Investment in Real Estate Net	50,121,368
Encumbrances	0
Victor on Venice [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA (G)
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	115
Initial Cost to Company, Land	10,350,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,433,437
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	211,045
Gross Amount Carried at close of period 12/31/2010, Land	10,350,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,644,482
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,994,482
Accumulated Depreciation	(7,709,609)
Investment in Real Estate Net	38,284,873
Encumbrances	0
Villa Solana [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Laguna Hills, CA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	1,665,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,985,677
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,763,757
Gross Amount Carried at close of period 12/31/2010, Land	1,665,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,749,434
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,414,534
Accumulated Depreciation	(13,252,476)
Investment in Real Estate Net	10,162,058
Encumbrances	0
Village at Bear Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Lakewood, CO
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	472
Initial Cost to Company, Land	4,519,700
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,676,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,709,335
Gross Amount Carried at close of period 12/31/2010, Land	4,519,700
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	45,385,725
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	49,905,425
Accumulated Depreciation	(23,047,453)
Investment in Real Estate Net	26,857,972
Encumbrances	0
Vista Del Lago [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mission Viejo, CA
Date of Constuction	1986-1988
Real Estate And Accumulated Depreciation Units	608
Initial Cost to Company, Land	4,525,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	40,736,293
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	12,750,488
Gross Amount Carried at close of period 12/31/2010, Land	4,525,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,486,781
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	58,012,581
Accumulated Depreciation	(32,354,232)
Investment in Real Estate Net	25,658,349
Encumbrances	0
Vista Grove [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Mesa, AZ
Date of Constuction	1997/1998
Real Estate And Accumulated Depreciation Units	224
Initial Cost to Company, Land	1,341,796
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,157,045
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,350,805
Gross Amount Carried at close of period 12/31/2010, Land	1,341,796
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,507,850
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,849,646
Accumulated Depreciation	(6,719,180)
Investment in Real Estate Net	8,130,466
Encumbrances	0
Vista Montana - Residential and Townhomes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Jose, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	27,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	402,025
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	27,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	402,025
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,402,025
Accumulated Depreciation	0
Investment in Real Estate Net	27,402,025
Encumbrances	0
Vista on Courthouse [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	220
Initial Cost to Company, Land	15,550,260
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	69,449,740
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	321,207
Gross Amount Carried at close of period 12/31/2010, Land	15,550,260
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	69,770,947
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,321,207
Accumulated Depreciation	(7,990,132)
Investment in Real Estate Net	77,331,075
Encumbrances	0
Walden Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA
Date of Constuction	1966
Real Estate And Accumulated Depreciation Units	232
Initial Cost to Company, Land	12,448,888
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,451,112
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,623
Gross Amount Carried at close of period 12/31/2010, Land	12,448,888
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	52,456,735
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	64,905,623
Accumulated Depreciation	(375,173)
Investment in Real Estate Net	64,530,450
Encumbrances	0
Waterford at Deerwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	1,496,913
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,659,702
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,971,640
Gross Amount Carried at close of period 12/31/2010, Land	1,496,913
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	14,631,342
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,128,255
Accumulated Depreciation	(7,399,404)
Investment in Real Estate Net	8,728,851
Encumbrances	0
Waterford at Orange Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orange Park, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	280
Initial Cost to Company, Land	1,960,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,098,784
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,088,273
Gross Amount Carried at close of period 12/31/2010, Land	1,960,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,187,057
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,147,057
Accumulated Depreciation	(8,006,263)
Investment in Real Estate Net	9,140,794
Encumbrances	0
Waterford Place C O [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Thornton, CO
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	336
Initial Cost to Company, Land	5,040,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,946,419
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,514,787
Gross Amount Carried at close of period 12/31/2010, Land	5,040,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,461,206
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,501,206
Accumulated Depreciation	(10,889,463)
Investment in Real Estate Net	25,611,743
Encumbrances	0
Waterside [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Reston, VA
Date of Constuction	1984
Real Estate And Accumulated Depreciation Units	276
Initial Cost to Company, Land	20,700,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	27,474,388
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,861,949
Gross Amount Carried at close of period 12/31/2010, Land	20,700,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	35,336,337
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	56,036,337
Accumulated Depreciation	(10,816,319)
Investment in Real Estate Net	45,220,018
Encumbrances	0
Webster Green [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Needham, MA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	77
Initial Cost to Company, Land	1,418,893
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,485,006
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,040,968
Gross Amount Carried at close of period 12/31/2010, Land	1,418,893
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,525,974
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,944,867
Accumulated Depreciation	(4,303,747)
Investment in Real Estate Net	7,641,120
Encumbrances	0
Welleby Lake Club [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunrise, FL
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	304
Initial Cost to Company, Land	3,648,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,620,879
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,590,765
Gross Amount Carried at close of period 12/31/2010, Land	3,648,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	22,211,644
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	25,859,644
Accumulated Depreciation	(10,471,643)
Investment in Real Estate Net	15,388,001
Encumbrances	0
West End Apartments [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	2008
Real Estate And Accumulated Depreciation Units	310
Initial Cost to Company, Land	469,546
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	163,123,022
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	371,431
Gross Amount Carried at close of period 12/31/2010, Land	469,546
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	163,494,453
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	163,963,999
Accumulated Depreciation	(21,595,586)
Investment in Real Estate Net	142,368,413
Encumbrances	0
West Seattle [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	11,726,305
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	134,366
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,726,305
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	134,366
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	11,860,671
Accumulated Depreciation	0
Investment in Real Estate Net	11,860,671
Encumbrances	0
Westerly at Worldgate [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Herndon, VA
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	320
Initial Cost to Company, Land	14,568,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	43,620,057
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,266,145
Gross Amount Carried at close of period 12/31/2010, Land	14,568,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	44,886,202
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	59,454,202
Accumulated Depreciation	(8,061,110)
Investment in Real Estate Net	51,393,092
Encumbrances	0
Westgate Block 2 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	17,859,785
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	17,226,268
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	17,859,785
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,226,268
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,086,053
Accumulated Depreciation	0
Investment in Real Estate Net	35,086,053
Encumbrances	0
Westgate Block 1 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	12,118,061
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,402,664
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	12,118,061
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,402,664
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,520,725
Accumulated Depreciation	0
Investment in Real Estate Net	16,520,725
Encumbrances	0
Westridge [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Tacoma, WA
Date of Constuction	1987 -1991
Real Estate And Accumulated Depreciation Units	714
Initial Cost to Company, Land	3,501,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	31,506,082
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,003,576
Gross Amount Carried at close of period 12/31/2010, Land	3,501,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	38,509,658
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	42,011,558
Accumulated Depreciation	(20,787,738)
Investment in Real Estate Net	21,223,820
Encumbrances	0
Westside Villas I [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	21
Initial Cost to Company, Land	1,785,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,233,254
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	274,539
Gross Amount Carried at close of period 12/31/2010, Land	1,785,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,507,793
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,292,793
Accumulated Depreciation	(1,444,813)
Investment in Real Estate Net	3,847,980
Encumbrances	0
Westside Villas II [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	23
Initial Cost to Company, Land	1,955,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,541,435
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	159,881
Gross Amount Carried at close of period 12/31/2010, Land	1,955,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,701,316
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	5,656,316
Accumulated Depreciation	(1,444,271)
Investment in Real Estate Net	4,212,045
Encumbrances	0
Westside Villas III [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	36
Initial Cost to Company, Land	3,060,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,538,871
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	235,019
Gross Amount Carried at close of period 12/31/2010, Land	3,060,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,773,890
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,833,890
Accumulated Depreciation	(2,252,284)
Investment in Real Estate Net	6,581,606
Encumbrances	0
Westside Villas IV [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	36
Initial Cost to Company, Land	3,060,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	5,539,390
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	243,466
Gross Amount Carried at close of period 12/31/2010, Land	3,060,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,782,856
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	8,842,856
Accumulated Depreciation	(2,251,558)
Investment in Real Estate Net	6,591,298
Encumbrances	0
Westside Villas V [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	60
Initial Cost to Company, Land	5,100,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,224,485
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	420,696
Gross Amount Carried at close of period 12/31/2010, Land	5,100,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,645,181
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,745,181
Accumulated Depreciation	(3,769,440)
Investment in Real Estate Net	10,975,741
Encumbrances	0
Westside Villas VI [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	18
Initial Cost to Company, Land	1,530,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,023,523
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	247,685
Gross Amount Carried at close of period 12/31/2010, Land	1,530,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	3,271,208
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,801,208
Accumulated Depreciation	(1,306,921)
Investment in Real Estate Net	3,494,287
Encumbrances	0
Westside Villas VII [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Los Angeles, CA
Date of Constuction	2001
Real Estate And Accumulated Depreciation Units	53
Initial Cost to Company, Land	4,505,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,758,900
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	407,425
Gross Amount Carried at close of period 12/31/2010, Land	4,505,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	11,166,325
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,671,325
Accumulated Depreciation	(3,777,977)
Investment in Real Estate Net	11,893,348
Encumbrances	0
Wimberly at Deerwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	322
Initial Cost to Company, Land	8,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	30,057,214
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,642,086
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,699,300
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	39,699,300
Accumulated Depreciation	(8,241,714)
Investment in Real Estate Net	31,457,586
Encumbrances	0
Winchester Park [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, RI
Date of Constuction	1972
Real Estate And Accumulated Depreciation Units	416
Initial Cost to Company, Land	2,822,618
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,868,626
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,898,312
Gross Amount Carried at close of period 12/31/2010, Land	2,822,618
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,766,938
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,589,556
Accumulated Depreciation	(11,731,473)
Investment in Real Estate Net	16,858,083
Encumbrances	0
Winchester Wood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Riverside, RI
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	62
Initial Cost to Company, Land	683,215
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	4,567,154
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	842,944
Gross Amount Carried at close of period 12/31/2010, Land	683,215
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	5,410,098
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	6,093,313
Accumulated Depreciation	(2,252,943)
Investment in Real Estate Net	3,840,370
Encumbrances	0
Windsor at Fair Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fairfax, VA
Date of Constuction	1988
Real Estate And Accumulated Depreciation Units	250
Initial Cost to Company, Land	10,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,587,109
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,385,915
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,973,024
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,973,024
Accumulated Depreciation	(11,053,951)
Investment in Real Estate Net	33,919,073
Encumbrances	0
Winston F L [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pembroke Pines, FL
Date of Constuction	2001/2003
Real Estate And Accumulated Depreciation Units	464
Initial Cost to Company, Land	18,561,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	49,527,569
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,066,953
Gross Amount Carried at close of period 12/31/2010, Land	18,561,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	51,594,522
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	70,155,522
Accumulated Depreciation	(11,364,025)
Investment in Real Estate Net	58,791,497
Encumbrances	0
Wood Creek C A [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pleasant Hill, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	256
Initial Cost to Company, Land	9,729,900
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,009,768
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,486,055
Gross Amount Carried at close of period 12/31/2010, Land	9,729,900
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	28,495,823
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,225,723
Accumulated Depreciation	(13,857,483)
Investment in Real Estate Net	24,368,240
Encumbrances	0
Woodbridge C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chicago, IL
Date of Constuction	(F)
Real Estate And Accumulated Depreciation Units	0
Initial Cost to Company, Land	0
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	1,950,020
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	1,950,020
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,950,020
Accumulated Depreciation	0
Investment in Real Estate Net	1,950,020
Encumbrances	0
Wholly Owned Unencumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	75,704
Initial Cost to Company, Land	3,271,110,872
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,313,640,030
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	919,933,512
Gross Amount Carried at close of period 12/31/2010, Land	3,271,110,872
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,233,573,542
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	13,504,684,414
Accumulated Depreciation	(2,901,009,678)
Investment in Real Estate Net	10,603,674,736
Encumbrances	0
House 929 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	1975
Real Estate And Accumulated Depreciation Units	127
Initial Cost to Company, Land	3,252,993
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,745,595
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,619,180
Gross Amount Carried at close of period 12/31/2010, Land	3,252,993
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,364,775
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,617,768
Accumulated Depreciation	(10,267,914)
Investment in Real Estate Net	19,349,854
Encumbrances	2,771,507
Gaia Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2000
Real Estate And Accumulated Depreciation Units	91
Initial Cost to Company, Land	7,113,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	25,623,826
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	162,348
Gross Amount Carried at close of period 12/31/2010, Land	7,113,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	25,786,174
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,899,174
Accumulated Depreciation	(5,408,769)
Investment in Real Estate Net	27,490,405
Encumbrances	14,630,000
Reserve at Clarendon Centre, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	252
Initial Cost to Company, Land	10,500,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	52,812,935
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,624,457
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	55,437,392
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	65,937,392
Accumulated Depreciation	(16,220,530)
Investment in Real Estate Net	49,716,862
Fine Arts Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	100
Initial Cost to Company, Land	7,817,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	26,462,772
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	79,744
Gross Amount Carried at close of period 12/31/2010, Land	7,817,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	26,542,516
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,359,516
Accumulated Depreciation	(5,605,770)
Investment in Real Estate Net	28,753,746
Encumbrances	16,215,000
Fairfield [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Stamford, CT (G)
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	263
Initial Cost to Company, Land	6,510,200
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	39,690,120
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,451,905
Gross Amount Carried at close of period 12/31/2010, Land	6,510,200
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	45,142,025
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	51,652,225
Accumulated Depreciation	(21,756,531)
Investment in Real Estate Net	29,895,694
Encumbrances	34,595,000
Estates at Tanglewood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Westminster, CO
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	504
Initial Cost to Company, Land	7,560,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	51,256,538
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,139,241
Gross Amount Carried at close of period 12/31/2010, Land	7,560,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	53,395,779
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	60,955,779
Accumulated Depreciation	(14,217,883)
Investment in Real Estate Net	46,737,896
Estates at Maitland Summit [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Orlando, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	272
Initial Cost to Company, Land	9,520,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,352,160
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	790,374
Gross Amount Carried at close of period 12/31/2010, Land	9,520,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,142,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	38,662,534
Accumulated Depreciation	(8,841,396)
Investment in Real Estate Net	29,821,138
Deerwood (SD) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	316
Initial Cost to Company, Land	2,082,095
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,739,815
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	13,192,417
Gross Amount Carried at close of period 12/31/2010, Land	2,082,095
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	31,932,232
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	34,014,327
Accumulated Depreciation	(19,263,646)
Investment in Real Estate Net	14,750,681
Crescent at Cherry Creek [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1994
Real Estate And Accumulated Depreciation Units	216
Initial Cost to Company, Land	2,594,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,149,470
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,226,064
Gross Amount Carried at close of period 12/31/2010, Land	2,594,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,375,534
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,969,534
Accumulated Depreciation	(8,864,759)
Investment in Real Estate Net	12,104,775
Creekside (San Mateo) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Mateo, CA
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	9,606,600
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	21,193,232
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,748,866
Gross Amount Carried at close of period 12/31/2010, Land	9,606,600
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,942,098
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,548,698
Accumulated Depreciation	(10,867,143)
Investment in Real Estate Net	22,681,555
Country Club Lakes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1997
Real Estate And Accumulated Depreciation Units	555
Initial Cost to Company, Land	15,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	41,055,786
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,992,551
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	46,048,337
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	61,048,337
Accumulated Depreciation	(13,233,047)
Investment in Real Estate Net	47,815,290
Encumbrances	31,516,374
Country Brook [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Chandler, AZ
Date of Constuction	1986-1996
Real Estate And Accumulated Depreciation Units	396
Initial Cost to Company, Land	1,505,219
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,542,535
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,114,344
Gross Amount Carried at close of period 12/31/2010, Land	1,505,219
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	34,656,879
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	36,162,098
Accumulated Depreciation	(16,823,253)
Investment in Real Estate Net	19,338,845
Copper Canyon [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Highlands Ranch, CO
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	222
Initial Cost to Company, Land	1,442,212
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,251,114
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,380,659
Gross Amount Carried at close of period 12/31/2010, Land	1,442,212
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,631,773
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,073,985
Accumulated Depreciation	(7,981,910)
Investment in Real Estate Net	11,092,075
Conway Court [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Roslindale, MA
Date of Constuction	1920
Real Estate And Accumulated Depreciation Units	28
Initial Cost to Company, Land	101,451
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	710,524
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	241,538
Gross Amount Carried at close of period 12/31/2010, Land	101,451
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	952,062
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	1,053,513
Accumulated Depreciation	(443,463)
Investment in Real Estate Net	610,050
Encumbrances	226,295
Colorado Pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	2006
Real Estate And Accumulated Depreciation Units	193
Initial Cost to Company, Land	5,790,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	28,815,766
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	492,849
Gross Amount Carried at close of period 12/31/2010, Land	5,790,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,308,615
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,098,615
Accumulated Depreciation	(7,693,474)
Investment in Real Estate Net	27,405,141
Clarendon, The [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Arlington, VA (G)
Date of Constuction	2005
Real Estate And Accumulated Depreciation Units	292
Initial Cost to Company, Land	30,400,340
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	103,824,660
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	338,226
Gross Amount Carried at close of period 12/31/2010, Land	30,400,340
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	104,162,886
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	134,563,226
Accumulated Depreciation	(6,178,258)
Investment in Real Estate Net	128,384,968
Encumbrances	48,066,590
city pointe [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fullerton, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	183
Initial Cost to Company, Land	6,863,792
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	36,476,208
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	184,403
Gross Amount Carried at close of period 12/31/2010, Land	6,863,792
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	36,660,611
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	43,524,403
Accumulated Depreciation	(4,282,292)
Investment in Real Estate Net	39,242,111
Encumbrances	23,024,033
CityView at Longwood [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boston, MA (G)
Date of Constuction	1970
Real Estate And Accumulated Depreciation Units	295
Initial Cost to Company, Land	14,704,898
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	79,195,102
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,419,758
Gross Amount Carried at close of period 12/31/2010, Land	14,704,898
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	81,614,860
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	96,319,758
Accumulated Depreciation	(6,371,361)
Investment in Real Estate Net	89,948,397
Encumbrances	26,461,565
Cierra Crest [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Denver, CO
Date of Constuction	1996
Real Estate And Accumulated Depreciation Units	480
Initial Cost to Company, Land	4,803,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	34,894,898
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	4,644,644
Gross Amount Carried at close of period 12/31/2010, Land	4,803,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	39,539,542
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	44,342,642
Accumulated Depreciation	(19,806,595)
Investment in Real Estate Net	24,536,047
Church Corner [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Cambridge, MA (G)
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	85
Initial Cost to Company, Land	5,220,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,744,643
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,297,417
Gross Amount Carried at close of period 12/31/2010, Land	5,220,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	18,042,060
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	23,262,060
Accumulated Depreciation	(4,951,855)
Investment in Real Estate Net	18,310,205
Encumbrances	12,000,000
Chelsea Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Redmond, WA
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	113
Initial Cost to Company, Land	3,397,100
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,289,074
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,574,184
Gross Amount Carried at close of period 12/31/2010, Land	3,397,100
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	10,863,258
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,260,358
Accumulated Depreciation	(5,005,927)
Investment in Real Estate Net	9,254,431
Centennial Tower [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA (G)
Date of Constuction	1991
Real Estate And Accumulated Depreciation Units	221
Initial Cost to Company, Land	5,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	48,800,339
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,277,474
Gross Amount Carried at close of period 12/31/2010, Land	5,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	52,077,813
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	57,977,813
Accumulated Depreciation	(13,349,202)
Investment in Real Estate Net	44,628,611
Encumbrances	24,577,505
Cascade at Landmark [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Alexandria, VA
Date of Constuction	1990
Real Estate And Accumulated Depreciation Units	277
Initial Cost to Company, Land	3,603,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	19,657,554
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	7,662,660
Gross Amount Carried at close of period 12/31/2010, Land	3,603,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	27,320,214
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	30,923,614
Accumulated Depreciation	(14,152,859)
Investment in Real Estate Net	16,770,755
Encumbrances	31,921,089
Carmel Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	San Diego, CA
Date of Constuction	1988-1989
Real Estate And Accumulated Depreciation Units	384
Initial Cost to Company, Land	2,288,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,596,281
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	10,072,544
Gross Amount Carried at close of period 12/31/2010, Land	2,288,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	30,668,825
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,957,125
Accumulated Depreciation	(18,109,198)
Investment in Real Estate Net	14,847,927
Cape House Two [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	4,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,229,836
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,779,613
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	24,009,449
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,809,449
Accumulated Depreciation	(6,237,002)
Investment in Real Estate Net	22,572,447
Encumbrances	13,010,713
Cape House One [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Jacksonville, FL
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	240
Initial Cost to Company, Land	4,800,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,484,239
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	577,378
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,061,617
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	27,861,617
Accumulated Depreciation	(5,851,708)
Investment in Real Estate Net	22,009,909
Encumbrances	13,542,878
Canterbury [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Germantown, MD (I)
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	544
Initial Cost to Company, Land	2,781,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	32,942,531
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	14,356,360
Gross Amount Carried at close of period 12/31/2010, Land	2,781,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	47,298,891
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	50,080,191
Accumulated Depreciation	(27,043,148)
Investment in Real Estate Net	23,037,043
Encumbrances	31,680,000
Brookside (CO) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boulder, CO
Date of Constuction	1993
Real Estate And Accumulated Depreciation Units	144
Initial Cost to Company, Land	3,600,400
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,211,159
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,108,971
Gross Amount Carried at close of period 12/31/2010, Land	3,600,400
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,320,130
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	15,920,530
Accumulated Depreciation	(5,588,246)
Investment in Real Estate Net	10,332,284
Briarwood C [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA (I)
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	192
Initial Cost to Company, Land	9,991,500
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	22,247,278
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,543,294
Gross Amount Carried at close of period 12/31/2010, Land	9,991,500
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	23,790,572
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	33,782,072
Accumulated Depreciation	(11,128,707)
Investment in Real Estate Net	22,653,365
Encumbrances	12,800,000
Berkeleyan [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	1998
Real Estate And Accumulated Depreciation Units	56
Initial Cost to Company, Land	4,377,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,022,110
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	289,057
Gross Amount Carried at close of period 12/31/2010, Land	4,377,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,311,167
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,688,167
Accumulated Depreciation	(3,419,440)
Investment in Real Estate Net	17,268,727
Encumbrances	8,290,000
Bellagio Apartment Homes [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Scottsdale, AZ
Date of Constuction	1995
Real Estate And Accumulated Depreciation Units	202
Initial Cost to Company, Land	2,626,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	16,025,041
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,134,830
Gross Amount Carried at close of period 12/31/2010, Land	2,626,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	17,159,871
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	19,785,871
Accumulated Depreciation	(5,165,966)
Investment in Real Estate Net	14,619,905
Bella Vista Apartments at Boca Del Mar [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Boca Raton, FL
Date of Constuction	1985
Real Estate And Accumulated Depreciation Units	392
Initial Cost to Company, Land	11,760,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,190,252
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	13,600,755
Gross Amount Carried at close of period 12/31/2010, Land	11,760,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	33,791,007
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	45,551,007
Accumulated Depreciation	(15,322,700)
Investment in Real Estate Net	30,228,307
Encumbrances	26,134,010
Bachenheimer Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2004
Real Estate And Accumulated Depreciation Units	44
Initial Cost to Company, Land	3,439,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	13,866,379
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	48,863
Gross Amount Carried at close of period 12/31/2010, Land	3,439,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,915,242
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,354,242
Accumulated Depreciation	(2,844,495)
Investment in Real Estate Net	14,509,747
Encumbrances	8,585,000
Avanti [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Anaheim, CA
Date of Constuction	1987
Real Estate And Accumulated Depreciation Units	162
Initial Cost to Company, Land	12,960,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,497,683
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,066,332
Gross Amount Carried at close of period 12/31/2010, Land	12,960,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	19,564,015
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	32,524,015
Accumulated Depreciation	(5,101,737)
Investment in Real Estate Net	27,422,278
Encumbrances	19,850,000
Artisan Square [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Northridge, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	140
Initial Cost to Company, Land	7,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	20,537,359
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	745,265
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	21,282,624
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	28,282,624
Accumulated Depreciation	(6,983,871)
Investment in Real Estate Net	21,298,753
Encumbrances	22,779,715
Artech Building [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	21
Initial Cost to Company, Land	1,642,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	9,152,518
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	92,358
Gross Amount Carried at close of period 12/31/2010, Land	1,642,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	9,244,876
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	10,886,876
Accumulated Depreciation	(1,795,520)
Investment in Real Estate Net	9,091,356
Encumbrances	3,200,000
Arboretum (MA) [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Canton, MA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	156
Initial Cost to Company, Land	4,683,531
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	10,992,751
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,954,762
Gross Amount Carried at close of period 12/31/2010, Land	4,683,531
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	12,947,513
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	17,631,044
Accumulated Depreciation	(6,525,737)
Investment in Real Estate Net	11,105,307
Arbor Terrace [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Sunnyvale, CA
Date of Constuction	1979
Real Estate And Accumulated Depreciation Units	175
Initial Cost to Company, Land	9,057,300
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	18,483,642
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,318,138
Gross Amount Carried at close of period 12/31/2010, Land	9,057,300
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	20,801,780
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	29,859,080
Accumulated Depreciation	(9,986,511)
Investment in Real Estate Net	19,872,569
Alexander on Ponce [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Atlanta, GA
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	330
Initial Cost to Company, Land	9,900,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	35,819,022
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,574,440
Gross Amount Carried at close of period 12/31/2010, Land	9,900,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	37,393,462
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	47,293,462
Accumulated Depreciation	(9,591,619)
Investment in Real Estate Net	37,701,843
Encumbrances	28,880,000
Alborada [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Fremont, CA
Date of Constuction	1999
Real Estate And Accumulated Depreciation Units	442
Initial Cost to Company, Land	24,310,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	59,214,129
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	2,426,046
Gross Amount Carried at close of period 12/31/2010, Land	24,310,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	61,640,175
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	85,950,175
Accumulated Depreciation	(25,283,895)
Investment in Real Estate Net	60,666,280
Acton Courtyard [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Berkeley, CA (G)
Date of Constuction	2003
Real Estate And Accumulated Depreciation Units	71
Initial Cost to Company, Land	5,550,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	15,785,509
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	92,850
Gross Amount Carried at close of period 12/31/2010, Land	5,550,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,878,359
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	21,428,359
Accumulated Depreciation	(3,488,928)
Investment in Real Estate Net	17,939,431
Encumbrances	9,920,000
Acappella [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Pasadena, CA
Date of Constuction	2002
Real Estate And Accumulated Depreciation Units	143
Initial Cost to Company, Land	5,839,548
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	29,360,452
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	199,588
Gross Amount Carried at close of period 12/31/2010, Land	5,839,548
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,560,040
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	35,399,588
Accumulated Depreciation	(2,536,777)
Investment in Real Estate Net	32,862,811
Encumbrances	20,644,023
Academy Village [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	North Hollywood, CA
Date of Constuction	1989
Real Estate And Accumulated Depreciation Units	248
Initial Cost to Company, Land	25,000,000
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	23,593,194
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	5,811,441
Gross Amount Carried at close of period 12/31/2010, Land	25,000,000
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	29,404,635
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	54,404,635
Accumulated Depreciation	(10,089,093)
Investment in Real Estate Net	44,315,542
Encumbrances	20,000,000
Elliott 2300 [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Seattle, WA
Date of Constuction	1992
Real Estate And Accumulated Depreciation Units	92
Initial Cost to Company, Land	796,800
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	7,173,725
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	6,037,779
Gross Amount Carried at close of period 12/31/2010, Land	796,800
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	13,211,504
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	14,008,304
Accumulated Depreciation	(8,320,446)
Investment in Real Estate Net	5,687,858
Encumbrances	0
Woodbridge C T [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Newington, CT
Date of Constuction	1968
Real Estate And Accumulated Depreciation Units	73
Initial Cost to Company, Land	498,377
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	3,331,548
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	934,712
Gross Amount Carried at close of period 12/31/2010, Land	498,377
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	4,266,260
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	4,764,637
Accumulated Depreciation	(1,835,396)
Investment in Real Estate Net	2,929,241
Encumbrances	0
Hammocks Place [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location	Miami, FL
Date of Constuction	1986
Real Estate And Accumulated Depreciation Units	296
Initial Cost to Company, Land	319,180
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	12,513,467
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	3,756,576
Gross Amount Carried at close of period 12/31/2010, Land	319,180
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	16,270,043
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	16,589,223
Accumulated Depreciation	(10,420,561)
Investment in Real Estate Net	6,168,662
Encumbrances	0
Partially Owned Encumbered [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	1,999
Initial Cost to Company, Land	46,352,324
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	206,316,253
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	30,457,562
Gross Amount Carried at close of period 12/31/2010, Land	46,352,324
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	236,773,815
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	283,126,139
Accumulated Depreciation	(82,562,799)
Investment in Real Estate Net	200,563,340
Encumbrances	233,755,656
Portfolio Entity Encumbrances [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	0
Accumulated Depreciation	0
Encumbrances	1,329,833,000
Total Consolidated Investment in Real Estate [Member]
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Units	117,073
Initial Cost to Company, Land	4,742,556,710
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements	14,306,448,590
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures	1,358,940,646
Gross Amount Carried at close of period 12/31/2010, Land	4,742,556,710
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures	15,665,389,236
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures	20,407,945,946
Accumulated Depreciation	(4,539,582,870)
Investment in Real Estate Net	15,868,363,076
Encumbrances	4,111,486,936
Depreciable Property [Member]
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,292,125,000
Renovations and Improvements Minimum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	5
Renovations and Improvements Maximum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	15
Replacements Minimum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	5
Replacements Maximum [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	10
Management Business Renovations and Improvements Minimum [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	3
Management Business Renovations and Improvements Maximum [Member] [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	7
Building [Member]
Real Estates And Accumulated Depreciation Abstract
Property, Plant and Equipment, Estimated Useful Lives	30